UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2023

Item 1.  Reports to Stockholders.

Lifecycle Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
November 30,
2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
12.1
TIAA-CREF Lifecycle Retirement Income Fund TLRIX TLRHX TPILX TLIRX TLRRX
12.2
TIAA-CREF Lifecycle 2010 Fund TCTIX TCLHX TCTPX TCLEX –
12.3
TIAA-CREF Lifecycle 2015 Fund TCNIX TCNHX TCFPX TCLIX –
12.4
TIAA-CREF Lifecycle 2020 Fund TCWIX TCWHX TCWPX TCLTX –
12.5
TIAA-CREF Lifecycle 2025 Fund TCYIX TCQHX TCQPX TCLFX –
12.6
TIAA-CREF Lifecycle 2030 Fund TCRIX TCHHX TCHPX TCLNX –
12.7
TIAA-CREF Lifecycle 2035 Fund TCIIX TCYHX TCYPX TCLRX –
12.8
TIAA-CREF Lifecycle 2040 Fund TCOIX TCZHX TCZPX TCLOX –
12.9
TIAA-CREF Lifecycle 2045 Fund TTFIX TTFHX TTFPX TTFRX –
13.01
TIAA-CREF Lifecycle 2050 Fund TFTIX TFTHX TCLPX TLFRX –
13.1
TIAA-CREF Lifecycle 2055 Fund TTRIX TTRHX TTRPX TTRLX –
13.2
TIAA-CREF Lifecycle 2060 Fund TLXNX TLXHX TLXPX TLXRX –
13.3
TIAA-CREF Lifecycle 2065 Fund TSFTX TSFHX TSFPX TSFRX –

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 7
Fund Performance 8
Expense Examples 21
Portfolio of Investments 28
Statements of Assets and Liabilities 44
Statements of Operations 48
Statements of Changes in Net Assets 52
Financial Highlights 58
Notes to Financial Statements 84
2023 Special Meeting 102
Additional Fund Information 103
Additional Information About Index Providers 104

Letter to Investors
Brad Finkle
Global financial markets posted mostly positive results for the six months ended
November 30, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%
before pausing through the end of the period. U.S. equities advanced as the economy expanded at an accelerated pace in the third quarter of 2023. The labor market was strong, and consumer spending remained resilient despite higher interest rates. Foreign stocks also registered gains, with both international developed markets and emerging markets rising. U.S. fixed-income securities declined as U.S. Treasury yields rose across most maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.
All of the TIAA-CREF Lifecycle Funds advanced for the period, but nearly all underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
Returns for the Retirement Class ranged from 3.0% for the Lifecycle Retirement
Income Fund to 7.5% for the Lifecycle 2065 Fund.
Stocks advanced, while bonds lost ground
U.S. equities posted a gain for the six months despite pressure from inflation and higher interest rates, as consumer spending remained strong and corporate earnings beat expectations. While the unemployment rate yo-yoed during the period, it settled at 3.7% in November 2023 and remained near historic lows. The broad domestic stock market, as represented by the Russell 3000® Index, gained
10.0%. Much of the period’s positive return occurred in November, as declining inflation data set expectations for the end of the Fed’s tightening cycle. Oil prices fluctuated but ended the period moderately higher.
International stocks advanced but trailed their U.S. counterparts. The MSCI
ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries
(excluding the United States) and 24 emerging-markets countries, gained 5.1%
in U.S.-dollar terms. The economy of the 20-nation euro area stalled in the third quarter of 2023 on a year-over-year basis. Elevated inflation remained a concern in Europe. In response, the European Central Bank raised its suite of benchmark interest rates during the six-month period. Among developing markets, China’s economy grew over the period, despite a struggling real estate sector.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across most maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −0.8% for the period.
Maintaining a foothold in shifting market environments
Saving for the future can be stressful—especially during periods when shifts in the financial markets create investment challenges. Inflation, higher interest rates and ongoing conflicts overseas continue to be areas of concern today. However, in the future, some other set of circumstances will likely take center stage.
The TIAA-CREF Lifecycle Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market losses, but over time it has proven to be an effective way to help investors reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. Of course, past performance cannot guarantee future results.

Letter to Investors
(continued)

We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle

Important Notices

Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder reports. For the Funds’ most recent annual portfolio manager discussion, please refer to the Investment Results section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.tiaa.org.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Events that Occurred Subsequent to the Reporting Period
During January 2024, the Funds’ Board of Trustees (the “Board”) approved the following:
Fund Name Changes: The Board approved a change in each Fund’s name effective May 1, 2024, as follows:
There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.
Share Class Name Changes: The Board approved changes to the names of certain of the Funds’ share classes, effective May 6,
2024, as follows:
Existing Name New Name
TIAA-CREF Lifecycle Retirement Income Fund Nuveen Lifecycle Retirement Income Fund
TIAA-CREF Lifecycle 2010 Fund Nuveen Lifecycle 2010 Fund
TIAA-CREF Lifecycle 2015 Fund Nuveen Lifecycle 2015 Fund
TIAA-CREF Lifecycle 2020 Fund Nuveen Lifecycle 2020 Fund
TIAA-CREF Lifecycle 2025 Fund Nuveen Lifecycle 2025 Fund
TIAA-CREF Lifecycle 2030 Fund Nuveen Lifecycle 2030 Fund
TIAA-CREF Lifecycle 2035 Fund Nuveen Lifecycle 2035 Fund
TIAA-CREF Lifecycle 2040 Fund Nuveen Lifecycle 2040 Fund
TIAA-CREF Lifecycle 2045 Fund Nuveen Lifecycle 2045 Fund
TIAA-CREF Lifecycle 2050 Fund Nuveen Lifecycle 2050 Fund
TIAA-CREF Lifecycle 2055 Fund Nuveen Lifecycle 2055 Fund
TIAA-CREF Lifecycle 2060 Fund Nuveen Lifecycle 2060 Fund
TIAA-CREF Lifecycle 2065 Fund Nuveen Lifecycle 2065 Fund
Existing Name New Name
Institutional Class Class R6
Advisor Class Class I
Retail Class Class A

Important Notices
(continued)

Sales Charge: The Board approved the addition of a sales charge to be imposed on purchases of Retail Class shares of the TIAA-
CREF Lifecycle Retirement Income Fund of less than $1 million, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail
Class shares will be available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge. Shareholders with an account that holds Retail Class shares of the TIAA-CREF Lifecycle Retirement Income Fund prior to May 6, 2024 will not be subject to the sales charge on any future purchases of Retail Class shares of the Fund or any other fund that is a series of the TIAA-CREF Funds in their account. Such shareholders will be able to purchase Retail Class shares at NAV.
Refer to the Funds’ supplemented prospectus dated January 22, 2024 for further information.

About the Funds’ Benchmarks
Composite benchmark
Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:
Bloomberg U.S. 1–3 Year Government/Credit Bond Index : An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestments of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index : An index designed to measure the performance of the USD-denominated, fixed-rate,
U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index : An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). ). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) : An index designed to measure the performance of large-, mid- and small-
cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries.
Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Index : An index designed to measure the performance of the stocks of the 3,000 largest publicly traded
U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Lifecycle Retirement Income Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Retirement Income
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 3 .15% 5 .01% 4 .60% 4 .47% 0 .54% 0 .37%
Advisor Class 12/4/15 3 .11 4 .92 4 .52 4 .37
†
0 .62 0 .45
Premier Class 9/30/09 3 .07 4 .85 4 .44 4 .31 0 .69 0 .52
Retirement Class 11/30/07 3 .03 4 .76 4 .35 4 .21 0 .79 0 .62
Retail Class 11/30/07 3 .03 4 .75 4 .34 4 .20 0 .82 0 .62
Lifecycle Retirement Income
Fund Composite Index
‡
– 3 .25 5 .66 4 .90 4 .59 – –
Broad market index
S&P Target Date Retirement
Income Index – 2 .63 5 .08 3 .75 3 .63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0%
Russell 3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg
U.S. Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 23.08 22.75
International equity 12.34 12.25
Fixed income
Fixed income 39.75 40.00
Inflation-protected assets 9.83 10.00
Short-term fixed income 9.79 10.00
Direct real estate 5.17 5.00
Short-term investments 0.06 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle 2010 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2010 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 3.15% 5.27% 4.65% 4.61% 0.51% 0.37%
Advisor Class 12/4/15 3.14 5.15 4.63 4.54
†
0.59 0.45
Premier Class 9/30/09 3.16 5.10 4.50 4.46 0.66 0.52
Retirement Class 10/15/04 3.09 5.01 4.39 4.36 0.76 0.62
Lifecycle 2010 Fund
Composite Index
‡
– 3.05 5.43 4.84 4.70 – –
Broad market index
S&P Target Date 2010 Index – 2.71 5.23 4.33 4.18 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.8% Russell 3000®
Index; 13.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; 12.8% MSCI All Country World Index ex USA Investable Market Index; and 10.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 22.05 21.45
International equity 11.79 11.55
Fixed income
Fixed income 39.79 40.00
Short-term fixed income 13.09 14.00
Inflation-protected assets 9.83 10.00
Direct real estate 3.45 3.00
Other assets & liabilities, net (0.00) –
Total 100.00 100.00

Lifecycle 2015 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2015 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 3 .29% 5 .30% 4 .94% 4 .92% 0 .52% 0 .38%
Advisor Class 12/4/15 3 .30 5 .17 4 .85 4 .81
†
0 .64 0 .50
Premier Class 9/30/09 3 .19 5 .02 4 .79 4 .75 0 .67 0 .53
Retirement Class 10/15/04 3 .19 4 .95 4 .67 4 .65 0 .77 0 .63
Lifecycle 2015 Fund
Composite Index
‡
– 3 .39 5 .84 5 .22 5 .06 – –
Broad market index
S&P Target Date 2015 Index – 3 .02 5 .40 4 .66 4 .63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2015 Fund Composite Index consisted of: 39.7% Bloomberg U.S. Aggregate Bond Index; 27.0% Russell 3000®
Index; 14.5% MSCI All Country World Index ex USA Investable Market Index; 9.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.4% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 12.92 12.60
U.S. equity 24.16 23.40
Fixed income
Fixed income 39.37 39.80
Inflation-protected assets 9.17 9.60
Short-term fixed income 9.13 9.60
Direct real estate 5.17 5.00
Other assets & liabilities, net 0.08 –
Total 100.00 100.00

Lifecycle 2020 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2020 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 3 .65% 5 .62% 5 .25% 5 .26% 0 .54% 0 .39%
Advisor Class 12/4/15 3 .53 5 .43 5 .17 5 .16
†
0 .62 0 .47
Premier Class 9/30/09 3 .54 5 .45 5 .08 5 .10 0 .69 0 .54
Retirement Class 10/15/04 3 .49 5 .32 5 .00 5 .00 0 .79 0 .64
Lifecycle 2020 Fund
Composite Index
‡
– 3 .77 6 .29 5 .60 5 .48 – –
Broad market index
S&P Target Date 2020 Index – 3 .52 5 .98 4 .89 4 .98 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2020 Fund Composite Index consisted of: 38.6% Bloomberg U.S. Aggregate Bond Index; 30.3% Russell 3000®
Index; 16.3% MSCI All Country World Index ex USA Investable Market Index; 7.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.4% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 27.42 26.65
International equity 14.67 14.35
Fixed income
Fixed income 38.32 38.80
Inflation-protected assets 7.20 7.60
Short-term fixed income 7.17 7.60
Direct real estate 5.17 5.00
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle 2025 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2025 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 4 .18% 6 .19% 5 .81% 5 .76% 0 .55% 0 .41%
Advisor Class 12/4/15 4 .07 6 .00 5 .75 5 .65
†
0 .63 0 .49
Premier Class 9/30/09 3 .98 5 .93 5 .66 5 .59 0 .70 0 .56
Retirement Class 10/15/04 3 .94 5 .83 5 .56 5 .49 0 .80 0 .66
Lifecycle 2025 Fund
Composite Index
‡
– 4 .25 6 .87 6 .18 6 .02 – –
Broad market index
S&P Target Date 2025 Index – 3 .77 6 .27 5 .62 5 .56 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2025 Fund Composite Index consisted of: 36.7% Bloomberg U.S. Aggregate Bond Index; 34.1% Russell 3000®
Index; 18.4% MSCI All Country World Index ex USA Investable Market Index; 5.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.4% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 16.85 16.38
U.S. equity 31.56 30.42
Fixed income
Fixed income 35.99 37.00
Inflation-protected assets 5.24 5.60
Short-term fixed income 5.22 5.60
Direct real estate 5.18 5.00
Short-term investments 0.01 –
Other assets & liabilities, net (0.05) –
Total 100.00 100.00

Lifecycle 2030 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2030 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 4 .78% 6 .98% 6 .43% 6 .26% 0 .56% 0 .42%
Advisor Class 12/4/15 4 .78 6 .91 6 .39 6 .16
†
0 .64 0 .50
Premier Class 9/30/09 4 .70 6 .74 6 .28 6 .10 0 .71 0 .57
Retirement Class 10/15/04 4 .69 6 .64 6 .18 5 .99 0 .81 0 .67
Lifecycle 2030 Fund
Composite Index
‡
– 4 .90 7 .63 6 .81 6 .59 – –
Broad market index
S&P Target Date 2030 Index – 4 .65 7 .20 6 .34 6 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2030 Fund Composite Index consisted of: 39.3% Russell 3000® Index; 32.7% Bloomberg U.S. Aggregate Bond
Index; 21.2% MSCI All Country World Index ex USA Investable Market Index; 3.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 3.4% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 37.39 36.27
International equity 19.98 19.53
Fixed income
Fixed income 30.87 32.00
Inflation-protected assets 3.27 3.60
Short-term fixed income 3.26 3.60
Direct real estate 5.17 5.00
Other assets & liabilities, net 0.06 –
Total 100.00 100.00

Lifecycle 2035 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2035 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 5 .56% 7 .74% 7 .11% 6 .77% 0 .58% 0 .43%
Advisor Class 12/4/15 5 .57 7 .66 7 .00 6 .66
†
0 .68 0 .52
Premier Class 9/30/09 5 .59 7 .70 6 .95 6 .61 0 .73 0 .58
Retirement Class 10/15/04 5 .48 7 .57 6 .83 6 .50 0 .83 0 .68
Lifecycle 2035 Fund
Composite Index
‡
– 5 .68 8 .54 7 .50 7 .15 – –
Broad market index
S&P Target Date 2035 Index – 5 .58 8 .17 7 .10 6 .72 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2035 Fund Composite Index consisted of: 45.4% Russell 3000® Index; 27.4% Bloomberg U.S. Aggregate Bond
Index; 24.4% MSCI All Country World Index ex USA Investable Market Index; 1.4% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 1.4% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 44.04 42.64
International equity 23.57 22.96
Fixed income
Fixed income 24.53 26.20
Inflation-protected assets 1.32 1.60
Short-term fixed income 1.31 1.60
Direct real estate 5.16 5.00
Short-term investments 0.03 –
Other assets & liabilities, net 0.04 –
Total 100.00 100.00

Lifecycle 2040 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2040 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 1/17/07 6 .52% 8 .78% 7 .80% 7 .28% 0 .61% 0 .44%
Advisor Class 12/4/15 6 .42 8 .71 7 .73 7 .18
†
0 .70 0 .52
Premier Class 9/30/09 6 .33 8 .62 7 .62 7 .11 0 .76 0 .59
Retirement Class 10/15/04 6 .36 8 .56 7 .52 7 .01 0 .86 0 .69
Lifecycle 2040 Fund
Composite Index
‡
– 6 .58 9 .57 8 .22 7 .73 – –
Broad market index
S&P Target Date 2040 Index – 6 .37 9 .03 7 .70 7 .15 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2040 Fund Composite Index consisted of: 52.3% Russell 3000® Index; 28.2% MSCI All Country World Index ex
USA Investable Market Index; and 19.5% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 27.59 27.23
U.S. equity 51.57 50.57
Fixed income 15.56 17.20
Direct real estate 5.16 5.00
Other assets & liabilities, net 0.12 –
Total 100.00 100.00

Lifecycle 2045 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2045 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 7 .10% 9 .47% 8 .37% 7 .65% 0 .62% 0 .45%
Advisor Class 12/4/15 7 .01 9 .33 8 .30 7 .55
†
0 .70 0 .53
Premier Class 9/30/09 7 .06 9 .26 8 .21 7 .49 0 .77 0 .60
Retirement Class 11/30/07 6 .91 9 .19 8 .10 7 .37 0 .87 0 .70
Lifecycle 2045 Fund
Composite Index
‡
– 7 .16 10 .22 8 .81 8 .13 – –
Broad market index
S&P Target Date 2045 Index – 6 .85 9 .54 8 .07 7 .42 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2045 Fund Composite Index consisted of: 56.7% Russell 3000® Index; 30.6% MSCI All Country World Index ex
USA Investable Market Index; and 12.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 30.25 30.10
U.S. equity 56.55 55.90
Fixed income 7.92 9.00
Direct real estate 5.16 5.00
Other assets & liabilities, net 0.12 –
Total 100.00 100.00

Lifecycle 2050 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2050 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 11/30/07 7 .35% 9 .76% 8 .50% 7 .74% 0 .64% 0 .45%
Advisor Class 12/4/15 7 .26 9 .61 8 .44 7 .65
†
0 .72 0 .53
Premier Class 9/30/09 7 .30 9 .54 8 .33 7 .59 0 .79 0 .60
Retirement Class 11/30/07 7 .26 9 .48 8 .23 7 .48 0 .89 0 .70
Lifecycle 2050 Fund
Composite Index
‡
– 7 .42 10 .52 8 .95 8 .25 – –
Broad market index
S&P Target Date 2050 Index – 7 .11 9 .79 8 .24 7 .59 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2050 Fund Composite Index consisted of: 58.8% Russell 3000® Index; 31.6% MSCI All Country World Index ex
USA Investable Market Index; and 9.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 31.55 31.59
U.S. equity 58.98 58.66
Fixed income 4.17 4.75
Direct real estate 5.15 5.00
Other assets & liabilities, net 0.15 –
Total 100.00 100.00

Lifecycle 2055 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2055 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 4/29/11 7 .48% 9 .88% 8 .59% 7 .82% 0 .64% 0 .45%
Advisor Class 12/4/15 7 .34 9 .69 8 .54 7 .73
†
0 .73 0 .53
Premier Class 4/29/11 7 .30 9 .67 8 .40 7 .65 0 .79 0 .60
Retirement Class 4/29/11 7 .31 9 .57 8 .30 7 .54 0 .89 0 .70
Lifecycle 2055 Fund
Composite Index
‡
– 7 .53 10 .65 9 .05 8 .34 – –
Broad market index
S&P Target Date 2055 Index – 7 .13 9 .80 8 .29 7 .66 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2055 Fund Composite Index consisted of: 59.6% Russell 3000® Index; 32.1% MSCI All Country World Index ex
USA Investable Market Index; and 8.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 31.96 32.03
U.S. equity 59.74 59.47
Fixed income 2.95 3.50
Direct real estate 5.15 5.00
Short-term investments 0.03 –
Other assets & liabilities, net 0.17 –
Total 100.00 100.00

Lifecycle 2060 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2060 Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 9/26/14 7 .52% 9 .96% 8 .67% 8 .00% 0 .68% 0 .45%
Advisor Class 12/4/15 7 .53 9 .90 8 .61 7 .93
†
0 .76 0 .53
Premier Class 9/26/14 7 .47 9 .73 8 .52 7 .84 0 .83 0 .60
Retirement Class 9/26/14 7 .40 9 .64 8 .41 7 .74 0 .93 0 .70
Lifecycle 2060 Fund
Composite Index
‡
– 7 .65 10 .78 9 .15 8 .38
§
– –
Broad market index
S&P Target Date 2060 Index – 7 .13 9 .87 8 .32 7 .69
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle 2060 Fund Composite Index consisted of: 60.4% Russell 3000® Index; 32.5% MSCI All Country World Index ex
USA Investable Market Index; and 7.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
International equity 32.36 32.46
U.S. equity 60.50 60.29
Fixed income 1.74 2.25
Direct real estate 5.15 5.00
Short-term investments 0.10 –
Other assets & liabilities, net 0.15 –
Total 100.00 100.00

Lifecycle 2065 Fund

Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return
Average annual
total return Annual operating expenses
*#
Lifecycle 2065 Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 9/30/20 7 .60% 9 .97% 7 .87% 1 .17% 0 .45%
Advisor Class 9/30/20 7 .64 10 .02 7 .67 1 .25 0 .53
Premier Class 9/30/20 7 .51 9 .87 7 .63 1 .32 0 .60
Retirement Class 9/30/20 7 .50 9 .78 7 .69 1 .42 0 .70
Lifecycle 2065 Fund Composite Index
‡
– 7 .76 10 .91 8 .36
§
– –
Broad market index
S&P Target Date 2065+ Index – 7 .30 9 .95 8 .52
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, and certain other waivers will remain in effect through
September 30, 2026, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on November 30, 2023, the Lifecycle 2065 Fund Composite Index consisted of: 61.2% Russell 3000® Index; 32.9% MSCI All Country World Index ex
USA Investable Market Index; and 5.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 61.15 61.10
International equity 32.74 32.90
Fixed income 0.56 1.00
Direct real estate 5.13 5.00
Short-term investments 0.03 –
Other assets & liabilities, net 0.39 –
Total 100.00 100.00

Expense Examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2023 – November 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
12.1
Lifecycle Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,031.52 $1,031.11 $1,030.71 $1,030.29 $1,030.26
Expenses incurred during the period*
$1.42 $1.81 $2.17 $2.68 $2.68
Effective expenses incurred during the period
†
$1.91 $2.31 $2.67 $3.18 $3.18
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.61 $1,023.22 $1,022.86 $1,022.36 $1,022.36
Expenses incurred during the period*
$1.41 $1.80 $2.16 $2.67 $2.67
Effective expenses incurred during the period
†
$1.91 $2.30 $2.66 $3.17 $3.17
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.43% for Premier Class, 0.53% for Retirement Class and 0.53% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.38% for Institutional Class, 0.46% for Advisor Class, 0.53% for Premier Class, 0.63% for Retirement Class and 0.63% for Retail Class.

Expense Examples
(continued)

12.2
Lifecycle 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,031.48 $1,031.41 $1,031.58 $1,030.94
Expenses incurred during the period*
$1.30 $1.58 $2.07 $2.57
Effective expenses incurred during the period
†
$1.74 $2.02 $2.50 $3.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.72 $1,023.45 $1,022.97 $1,022.47
Expenses incurred during the period*
$1.30 $1.57 $2.06 $2.56
Effective expenses incurred during the period
†
$1.74 $2.01 $2.49 $3.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.31% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.34% for Institutional Class, 0.40% for Advisor Class, 0.49% for Premier Class and 0.59% for Retirement Class.
12.3
Lifecycle 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,032.94 $1,032.98 $1,031.91 $1,031.86
Expenses incurred during the period*
$1.19 $1.38 $1.95 $2.46
Effective expenses incurred during the period
†
$1.71 $1.90 $2.47 $2.98
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.83 $1,023.64 $1,023.08 $1,022.58
Expenses incurred during the period*
$1.18 $1.38 $1.94 $2.45
Effective expenses incurred during the period
†
$1.70 $1.89 $2.46 $2.97
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.23% for
Institutional Class, 0.27% for Advisor Class, 0.38% for Premier Class and 0.48% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.34% for Institutional Class, 0.37% for Advisor Class, 0.49% for Premier Class and 0.59% for Retirement Class.

12.4
Lifecycle 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,036.49 $1,035.35 $1,035.43 $1,034.85
Expenses incurred during the period*
$1.30 $1.74 $2.06 $2.57
Effective expenses incurred during the period
†
$1.87 $2.31 $2.63 $3.14
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.72 $1,023.29 $1,022.97 $1,022.47
Expenses incurred during the period*
$1.29 $1.73 $2.05 $2.56
Effective expenses incurred during the period
†
$1.86 $2.29 $2.61 $3.12
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.34% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.37% for Institutional Class, 0.45% for Advisor Class, 0.52% for Premier Class and 0.62% for Retirement Class.
12.5
Lifecycle 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,041.80 $1,040.70 $1,039.78 $1,039.40
Expenses incurred during the period*
$1.38 $1.74 $2.14 $2.65
Effective expenses incurred during the period
†
$2.01 $2.37 $2.77 $3.29
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.65 $1,023.30 $1,022.90 $1,022.40
Expenses incurred during the period*
$1.37 $1.72 $2.13 $2.63
Effective expenses incurred during the period
†
$2.00 $2.35 $2.75 $3.26
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.34% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.39% for Institutional Class, 0.46% for Advisor Class, 0.54% for Premier Class and 0.64% for Retirement Class.

Expense Examples
(continued)

12.6
Lifecycle 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,047.83 $1,047.83 $1,047.05 $1,046.90
Expenses incurred during the period*
$1.44 $1.85 $2.21 $2.72
Effective expenses incurred during the period
†
$2.16 $2.56 $2.92 $3.44
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.59 $1,023.20 $1,022.84 $1,022.34
Expenses incurred during the period*
$1.43 $1.83 $2.18 $2.69
Effective expenses incurred during the period
†
$2.13 $2.53 $2.89 $3.40
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.43% for Premier Class and 0.53% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.42% for Institutional Class, 0.50% for Advisor Class, 0.57% for Premier Class and 0.67% for Retirement Class.
12.7
Lifecycle 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,055.61 $1,055.73 $1,055.85 $1,054.76
Expenses incurred during the period*
$1.41 $1.93 $2.18 $2.69
Effective expenses incurred during the period
†
$2.23 $2.75 $3.00 $3.52
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.63 $1,023.13 $1,022.88 $1,022.38
Expenses incurred during the period*
$1.39 $1.90 $2.14 $2.65
Effective expenses incurred during the period
†
$2.20 $2.70 $2.95 $3.46
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.37% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.53% for Advisor Class, 0.58% for Premier Class and 0.68% for Retirement Class.

12.8
Lifecycle 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,065.24 $1,064.24 $1,063.30 $1,063.62
Expenses incurred during the period*
$1.35 $1.83 $2.12 $2.64
Effective expenses incurred during the period
†
$2.28 $2.76 $3.05 $3.57
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.69 $1,023.23 $1,022.94 $1,022.44
Expenses incurred during the period*
$1.32 $1.79 $2.08 $2.59
Effective expenses incurred during the period
†
$2.24 $2.70 $2.99 $3.50
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.35% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.53% for Advisor Class, 0.59% for Premier Class and 0.69% for Retirement Class.
12.9
Lifecycle 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,071.00 $1,070.15 $1,070.57 $1,069.14
Expenses incurred during the period*
$1.37 $1.84 $2.14 $2.66
Effective expenses incurred during the period
†
$2.37 $2.83 $3.14 $3.66
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.68 $1,023.23 $1,022.93 $1,022.43
Expenses incurred during the period*
$1.34 $1.79 $2.09 $2.60
Effective expenses incurred during the period
†
$2.31 $2.77 $3.07 $3.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.35% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.46% for Institutional Class, 0.55% for Advisor Class, 0.61% for Premier Class and 0.71% for Retirement Class.

Expense Examples
(continued)

13.01
Lifecycle 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,073.52 $1,072.62 $1,073.05 $1,072.64
Expenses incurred during the period*
$1.32 $1.70 $2.09 $2.62
Effective expenses incurred during the period
†
$2.35 $2.73 $3.12 $3.65
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.73 $1,023.36 $1,022.98 $1,022.48
Expenses incurred during the period*
$1.29 $1.66 $2.04 $2.55
Effective expenses incurred during the period
†
$2.29 $2.66 $3.05 $3.56
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.33% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.53% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.
13.1
Lifecycle 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,074.81 $1,073.39 $1,073.00 $1,073.10
Expenses incurred during the period*
$1.33 $1.74 $2.10 $2.62
Effective expenses incurred during the period
†
$2.37 $2.79 $3.14 $3.66
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.72 $1,023.32 $1,022.97 $1,022.47
Expenses incurred during the period*
$1.29 $1.70 $2.05 $2.56
Effective expenses incurred during the period
†
$2.31 $2.72 $3.06 $3.57
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.34% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.46% for Institutional Class, 0.54% for Advisor Class, 0.61% for Premier Class and 0.71% for Retirement Class.

13.2
Lifecycle 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,075.22 $1,075.35 $1,074.65 $1,073.95
Expenses incurred during the period*
$1.32 $1.77 $2.10 $2.62
Effective expenses incurred during the period
†
$2.38 $2.83 $3.15 $3.67
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.72 $1,023.29 $1,022.98 $1,022.47
Expenses incurred during the period*
$1.29 $1.73 $2.05 $2.55
Effective expenses incurred during the period
†
$2.32 $2.76 $3.07 $3.58
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.34% for Advisor Class, 0.40% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.46% for Institutional Class, 0.54% for Advisor Class, 0.61% for Premier Class and 0.71% for Retirement Class.
13.3
Lifecycle 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,075.97 $1,076.40 $1,075.07 $1,075.02
Expenses incurred during the period*
$1.31 $1.39 $2.08 $2.60
Effective expenses incurred during the period
†
$2.37 $2.45 $3.14 $3.66
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.74 $1,023.66 $1,022.99 $1,022.49
Expenses incurred during the period*
$1.27 $1.35 $2.03 $2.54
Effective expenses incurred during the period
†
$2.31 $2.39 $3.06 $3.57
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.27% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.46% for Institutional Class, 0.47% for Advisor Class, 0.61% for Premier Class and 0.71% for Retirement Class.

Lifecycle Retirement Income Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—5.2%
2,047,134 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-10/31/23; cost $21,646,122) $ 22,252,351
TOTAL DIRECT REAL ESTATE 22,252,351
FIXED INCOME—39.8%
10,105,212
TIAA-CREF Core Bond Fund 89,633,233
6,251,818
TIAA-CREF Core Plus Bond Fund 55,641,179
1,008,488
TIAA-CREF Emerging Markets Debt Fund 8,168,756
1,015,602
TIAA-CREF High-Yield Fund 8,561,525
1,084,947
TIAA-CREF International Bond Fund 8,918,262
TOTAL FIXED INCOME 170,922,955
INFLATION-PROTECTED ASSETS—9.8%
4,065,326
TIAA-CREF Inflation-Linked Bond Fund 42,238,736
TOTAL INFLATION-PROTECTED ASSETS 42,238,736
INTERNATIONAL EQUITY—12.3%
1,143,299
TIAA-CREF Emerging Markets Equity Fund 9,089,226
1,792,330
TIAA-CREF International Equity Fund 22,977,667
965,503
TIAA-CREF International Opportunities Fund 13,729,451
726,095
TIAA-CREF Quant International Small-Cap Equity Fund 7,275,477
TOTAL INTERNATIONAL EQUITY 53,071,821
SHORT-TERM FIXED INCOME—9.8%
4,257,354
TIAA-CREF Short-Term Bond Fund 42,105,233
TOTAL SHORT-TERM FIXED INCOME 42,105,233
U.S. EQUITY—23.1%
263,362
Nuveen Dividend Growth Fund 14,505,961
1,024,730
Nuveen Dividend Value Fund 14,366,713
697,208
Nuveen Growth Opportunities ETF 17,095,540
932,363
TIAA-CREF Growth & Income Fund 14,460,955
756,474
TIAA-CREF Large-Cap Growth Fund 17,066,045
693,070
TIAA-CREF Large-Cap Value Fund 14,374,282
206,799
TIAA-CREF Quant Small-Cap Equity Fund 3,352,204
309,587
TIAA-CREF Quant Small/Mid-Cap Equity Fund 4,030,818
TOTAL U.S. EQUITY 99,252,518
TOTAL AFFILIATED INVESTMENT COMPANIES 429,843,614
(Cost $416,531,727)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$242,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 242,000
TOTAL REPURCHASE AGREEMENT 242,000
TOTAL SHORT-TERM INVESTMENTS 242,000
(Cost $242,000)
TOTAL INVESTMENTS—100.0% 430,085,614
(Cost $416,773,727)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (100,424)
NET ASSETS—100.0% $ 429,985,190

See Notes to Financial Statements
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $22,252,351 or 5.2% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $242,036 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 4/30/26, valued at $246,848.

Lifecycle 2010 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—3.5%
2,572,366 (b)
TIAA-CREF Real Property Fund LP (purchased 7/01/16-2/03/20; cost $26,366,345) $ 27,961,620
TOTAL DIRECT REAL ESTATE 27,961,620
FIXED INCOME—39.8%
19,069,414
TIAA-CREF Core Bond Fund 169,145,703
11,792,107
TIAA-CREF Core Plus Bond Fund 104,949,753
1,889,608
TIAA-CREF Emerging Markets Debt Fund 15,305,826
1,913,984
TIAA-CREF High-Yield Fund 16,134,881
2,049,361
TIAA-CREF International Bond Fund 16,845,747
TOTAL FIXED INCOME 322,381,910
INFLATION-PROTECTED ASSETS—9.8%
7,663,348
TIAA-CREF Inflation-Linked Bond Fund 79,622,181
TOTAL INFLATION-PROTECTED ASSETS 79,622,181
INTERNATIONAL EQUITY—11.8%
2,060,001
TIAA-CREF Emerging Markets Equity Fund 16,377,012
3,223,639
TIAA-CREF International Equity Fund 41,327,052
1,734,453
TIAA-CREF International Opportunities Fund 24,663,922
1,310,637
TIAA-CREF Quant International Small-Cap Equity Fund 13,132,580
TOTAL INTERNATIONAL EQUITY 95,500,566
SHORT-TERM FIXED INCOME—13.1%
10,721,878
TIAA-CREF Short-Term Bond Fund 106,039,374
TOTAL SHORT-TERM FIXED INCOME 106,039,374
U.S. EQUITY—22.0%
475,197
Nuveen Dividend Growth Fund 26,173,832
1,843,786
Nuveen Dividend Value Fund 25,849,874
1,258,002
Nuveen Growth Opportunities ETF 30,846,209
1,680,475
TIAA-CREF Growth & Income Fund 26,064,164
1,358,376
TIAA-CREF Large-Cap Growth Fund 30,644,955
1,245,428
TIAA-CREF Large-Cap Value Fund 25,830,182
371,416
TIAA-CREF Quant Small-Cap Equity Fund 6,020,650
556,097
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,240,382
TOTAL U.S. EQUITY 178,670,248
TOTAL AFFILIATED INVESTMENT COMPANIES 810,175,899
(Cost $769,037,330)
TOTAL INVESTMENTS—100.0% 810,175,899
(Cost $769,037,330)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (7,216)
NET ASSETS—100.0% $ 810,168,683
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $27,961,620 or 3.5% of net assets.

Portfolio of Investments
Lifecycle 2015 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.2%
5,494,846 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $57,654,753) $ 59,728,975
TOTAL DIRECT REAL ESTATE 59,728,975
FIXED INCOME—39.3%
26,892,992
TIAA-CREF Core Bond Fund 238,540,840
16,626,745
TIAA-CREF Core Plus Bond Fund 147,978,028
2,665,316
TIAA-CREF Emerging Markets Debt Fund 21,589,060
2,699,655
TIAA-CREF High-Yield Fund 22,758,094
2,891,550
TIAA-CREF International Bond Fund 23,768,537
TOTAL FIXED INCOME 454,634,559
INFLATION-PROTECTED ASSETS—9.2%
10,193,772
TIAA-CREF Inflation-Linked Bond Fund 105,913,292
TOTAL INFLATION-PROTECTED ASSETS 105,913,292
INTERNATIONAL EQUITY—12.9%
3,217,341
TIAA-CREF Emerging Markets Equity Fund 25,577,862
5,034,449
TIAA-CREF International Equity Fund 64,541,641
2,708,916
TIAA-CREF International Opportunities Fund 38,520,787
2,048,029
TIAA-CREF Quant International Small-Cap Equity Fund 20,521,253
TOTAL INTERNATIONAL EQUITY 149,161,543
SHORT-TERM FIXED INCOME—9.1%
10,663,928
TIAA-CREF Short-Term Bond Fund 105,466,252
TOTAL SHORT-TERM FIXED INCOME 105,466,252
U.S. EQUITY—24.2%
743,539
Nuveen Dividend Growth Fund 40,954,125
2,879,643
Nuveen Dividend Value Fund 40,372,590
1,972,483
Nuveen Growth Opportunities ETF 48,365,283
2,623,932
TIAA-CREF Growth & Income Fund 40,697,189
2,108,192
TIAA-CREF Large-Cap Growth Fund 47,560,819
1,944,460
TIAA-CREF Large-Cap Value Fund 40,328,100
580,085
TIAA-CREF Quant Small-Cap Equity Fund 9,403,183
869,091
TIAA-CREF Quant Small/Mid-Cap Equity Fund 11,315,565
TOTAL U.S. EQUITY 278,996,854
TOTAL AFFILIATED INVESTMENT COMPANIES 1,153,901,475
(Cost $1,143,634,956)
TOTAL INVESTMENTS—99.9% 1,153,901,475
(Cost $1,143,634,956)
OTHER ASSETS & LIABILITIES, NET—0.1% 958,336
NET ASSETS—100.0% $ 1,154,859,811
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $59,728,975 or 5.2% of net assets.

Lifecycle 2020 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—5.1%
12,066,479 (b)
TIAA-CREF Real Property Fund LP (purchased 11/28/16-4/13/21; cost $126,984,360) $ 131,162,629
TOTAL DIRECT REAL ESTATE 131,162,629
FIXED INCOME—38.3%
57,480,314
TIAA-CREF Core Bond Fund 509,850,383
35,533,047
TIAA-CREF Core Plus Bond Fund 316,244,115
5,698,580
TIAA-CREF Emerging Markets Debt Fund 46,158,499
5,769,667
TIAA-CREF High-Yield Fund 48,638,294
6,180,364
TIAA-CREF International Bond Fund 50,802,595
TOTAL FIXED INCOME 971,693,886
INFLATION-PROTECTED ASSETS—7.2%
17,570,886
TIAA-CREF Inflation-Linked Bond Fund 182,561,511
TOTAL INFLATION-PROTECTED ASSETS 182,561,511
INTERNATIONAL EQUITY—14.7%
8,019,861
TIAA-CREF Emerging Markets Equity Fund 63,757,894
12,554,188
TIAA-CREF International Equity Fund 160,944,688
6,756,026
TIAA-CREF International Opportunities Fund 96,070,685
5,104,698
TIAA-CREF Quant International Small-Cap Equity Fund 51,149,075
TOTAL INTERNATIONAL EQUITY 371,922,342
SHORT-TERM FIXED INCOME—7.2%
18,381,368
TIAA-CREF Short-Term Bond Fund 181,791,731
TOTAL SHORT-TERM FIXED INCOME 181,791,731
U.S. EQUITY—27.4%
1,854,401
Nuveen Dividend Growth Fund 102,140,395
7,181,681
Nuveen Dividend Value Fund 100,687,167
4,861,582
Nuveen Growth Opportunities ETF 119,205,991
6,545,884
TIAA-CREF Growth & Income Fund 101,526,667
5,304,612
TIAA-CREF Large-Cap Growth Fund 119,672,048
4,850,741
TIAA-CREF Large-Cap Value Fund 100,604,377
1,446,695
TIAA-CREF Quant Small-Cap Equity Fund 23,450,918
2,167,082
TIAA-CREF Quant Small/Mid-Cap Equity Fund 28,215,412
TOTAL U.S. EQUITY 695,502,975
TOTAL AFFILIATED INVESTMENT COMPANIES 2,534,635,074
(Cost $2,475,202,894)
TOTAL INVESTMENTS—99.9% 2,534,635,074
(Cost $2,475,202,894)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,331,540
NET ASSETS—100.0% $ 2,535,966,614
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $131,162,629 or 5.1% of net assets.

Portfolio of Investments
Lifecycle 2025 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—5.2%
18,445,005 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-10/31/23; cost $196,132,009) $ 200,497,200
TOTAL DIRECT REAL ESTATE 200,497,200
FIXED INCOME—36.0%
82,484,631
TIAA-CREF Core Bond Fund 731,638,681
51,002,297
TIAA-CREF Core Plus Bond Fund 453,920,444
8,176,518
TIAA-CREF Emerging Markets Debt Fund 66,229,797
8,281,723
TIAA-CREF High-Yield Fund 69,814,927
8,863,207
TIAA-CREF International Bond Fund 72,855,561
TOTAL FIXED INCOME 1,394,459,410
INFLATION-PROTECTED ASSETS—5.2%
19,538,585
TIAA-CREF Inflation-Linked Bond Fund 203,005,900
TOTAL INFLATION-PROTECTED ASSETS 203,005,900
INTERNATIONAL EQUITY—16.8%
14,100,411
TIAA-CREF Emerging Markets Equity Fund 112,098,268
22,013,657
TIAA-CREF International Equity Fund 282,215,083
11,872,410
TIAA-CREF International Opportunities Fund 168,825,669
8,976,072
TIAA-CREF Quant International Small-Cap Equity Fund 89,940,241
TOTAL INTERNATIONAL EQUITY 653,079,261
SHORT-TERM FIXED INCOME—5.2%
20,446,628
TIAA-CREF Short-Term Bond Fund 202,217,149
TOTAL SHORT-TERM FIXED INCOME 202,217,149
U.S. EQUITY—31.6%
3,259,848
Nuveen Dividend Growth Fund 179,552,448
12,620,121
Nuveen Dividend Value Fund 176,934,103
8,607,954
Nuveen Growth Opportunities ETF 211,067,032
11,510,293
TIAA-CREF Growth & Income Fund 178,524,642
9,267,121
TIAA-CREF Large-Cap Growth Fund 209,066,239
8,521,751
TIAA-CREF Large-Cap Value Fund 176,741,109
2,542,259
TIAA-CREF Quant Small-Cap Equity Fund 41,210,020
3,808,889
TIAA-CREF Quant Small/Mid-Cap Equity Fund 49,591,740
TOTAL U.S. EQUITY 1,222,687,333
TOTAL AFFILIATED INVESTMENT COMPANIES 3,875,946,253
(Cost $3,719,390,115)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$415,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 415,000
TOTAL REPURCHASE AGREEMENT 415,000
TOTAL SHORT-TERM INVESTMENTS 415,000
(Cost $415,000)
TOTAL INVESTMENTS—100.0% 3,876,361,253
(Cost $3,719,805,115)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,855,822)
NET ASSETS—100.0% $ 3,874,505,431

Lifecycle 2025 Fund November 30, 2023

See Notes to Financial Statements
Portfolio of Investments
(continued)
Portfolio of Investments
(continued)
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $200,497,200 or 5.2% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $415,061 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 5/31/26, valued at $423,350.

Portfolio of Investments
Lifecycle 2030 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.1%
21,483,991 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-10/31/23; cost $230,401,789) $ 233,530,980
TOTAL DIRECT REAL ESTATE 233,530,980
FIXED INCOME—30.9%
82,547,175
TIAA-CREF Core Bond Fund 732,193,441
51,029,085
TIAA-CREF Core Plus Bond Fund 454,158,859
8,186,039
TIAA-CREF Emerging Markets Debt Fund 66,306,913
8,286,251
TIAA-CREF High-Yield Fund 69,853,099
8,874,672
TIAA-CREF International Bond Fund 72,949,804
TOTAL FIXED INCOME 1,395,462,116
INFLATION-PROTECTED ASSETS—3.3%
14,217,523
TIAA-CREF Inflation-Linked Bond Fund 147,720,059
TOTAL INFLATION-PROTECTED ASSETS 147,720,059
INTERNATIONAL EQUITY—20.0%
19,506,373
TIAA-CREF Emerging Markets Equity Fund 155,075,668
30,463,705
TIAA-CREF International Equity Fund 390,544,700
16,417,057
TIAA-CREF International Opportunities Fund 233,450,549
12,404,575
TIAA-CREF Quant International Small-Cap Equity Fund 124,293,843
TOTAL INTERNATIONAL EQUITY 903,364,760
SHORT-TERM FIXED INCOME—3.2%
14,876,171
TIAA-CREF Short-Term Bond Fund 147,125,327
TOTAL SHORT-TERM FIXED INCOME 147,125,327
U.S. EQUITY—37.4%
4,506,662
Nuveen Dividend Growth Fund 248,226,923
17,450,546
Nuveen Dividend Value Fund 244,656,658
11,818,670
Nuveen Growth Opportunities ETF 289,793,789
15,904,617
TIAA-CREF Growth & Income Fund 246,680,610
12,886,372
TIAA-CREF Large-Cap Growth Fund 290,716,558
11,776,342
TIAA-CREF Large-Cap Value Fund 244,241,342
3,515,343
TIAA-CREF Quant Small-Cap Equity Fund 56,983,714
5,265,835
TIAA-CREF Quant Small/Mid-Cap Equity Fund 68,561,177
TOTAL U.S. EQUITY 1,689,860,771
TOTAL AFFILIATED INVESTMENT COMPANIES 4,517,064,013
(Cost $4,231,813,703)
TOTAL INVESTMENTS—99.9% 4,517,064,013
(Cost $4,231,813,703)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,710,404
NET ASSETS—100.0% $ 4,519,774,417
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $233,530,980 or 5.1% of net assets.

Lifecycle 2035 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
DIRECT REAL ESTATE—5.2%
22,673,866 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/08/23; cost $244,339,663) $ 246,464,927
TOTAL DIRECT REAL ESTATE 246,464,927
FIXED INCOME—24.6%
69,282,572
TIAA-CREF Core Bond Fund 614,536,415
42,828,293
TIAA-CREF Core Plus Bond Fund 381,171,807
6,865,805
TIAA-CREF Emerging Markets Debt Fund 55,613,018
6,953,580
TIAA-CREF High-Yield Fund 58,618,680
7,444,642
TIAA-CREF International Bond Fund 61,194,959
TOTAL FIXED INCOME 1,171,134,879
INFLATION-PROTECTED ASSETS—1.3%
6,038,972
TIAA-CREF Inflation-Linked Bond Fund 62,744,918
TOTAL INFLATION-PROTECTED ASSETS 62,744,918
INTERNATIONAL EQUITY—23.6%
24,254,973
TIAA-CREF Emerging Markets Equity Fund 192,827,039
37,980,772
TIAA-CREF International Equity Fund 486,913,494
20,425,045
TIAA-CREF International Opportunities Fund 290,444,142
15,446,935
TIAA-CREF Quant International Small-Cap Equity Fund 154,778,290
TOTAL INTERNATIONAL EQUITY 1,124,962,965
SHORT-TERM FIXED INCOME—1.3%
6,318,887
TIAA-CREF Short-Term Bond Fund 62,493,794
TOTAL SHORT-TERM FIXED INCOME 62,493,794
U.S. EQUITY—44.0%
5,606,920
Nuveen Dividend Growth Fund 308,829,128
21,710,166
Nuveen Dividend Value Fund 304,376,533
14,826,965
Nuveen Growth Opportunities ETF 363,557,182
19,781,324
TIAA-CREF Growth & Income Fund 306,808,337
15,904,963
TIAA-CREF Large-Cap Growth Fund 358,815,976
14,653,862
TIAA-CREF Large-Cap Value Fund 303,921,092
4,373,405
TIAA-CREF Quant Small-Cap Equity Fund 70,892,899
6,552,507
TIAA-CREF Quant Small/Mid-Cap Equity Fund 85,313,645
TOTAL U.S. EQUITY 2,102,514,792
TOTAL AFFILIATED INVESTMENT COMPANIES 4,770,316,275
(Cost $4,316,600,033)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$1,422,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 1,422,000
TOTAL REPURCHASE AGREEMENT 1,422,000
TOTAL SHORT-TERM INVESTMENTS 1,422,000
(Cost $1,422,000)
TOTAL INVESTMENTS—100.0% 4,771,738,275
(Cost $4,318,022,033)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,075,868
NET ASSETS—100.0% $ 4,773,814,143

See Notes to Financial Statements
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $246,464,927 or 5.2% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $1,422,210 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $1,450,509.

Lifecycle 2040 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.1%
26,997,883 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/17/23; cost $290,354,392) $ 293,466,991
TOTAL DIRECT REAL ESTATE 293,466,991
FIXED INCOME—15.6%
52,393,559
TIAA-CREF Core Bond Fund 464,730,869
32,387,914
TIAA-CREF Core Plus Bond Fund 288,252,430
5,192,622
TIAA-CREF Emerging Markets Debt Fund 42,060,236
5,255,521
TIAA-CREF High-Yield Fund 44,304,046
5,624,209
TIAA-CREF International Bond Fund 46,230,999
TOTAL FIXED INCOME 885,578,580
INTERNATIONAL EQUITY—27.6%
33,838,633
TIAA-CREF Emerging Markets Equity Fund 269,017,131
53,035,553
TIAA-CREF International Equity Fund 679,915,787
28,520,877
TIAA-CREF International Opportunities Fund 405,566,865
21,555,953
TIAA-CREF Quant International Small-Cap Equity Fund 215,990,653
TOTAL INTERNATIONAL EQUITY 1,570,490,436
U.S. EQUITY—51.6%
7,824,135
Nuveen Dividend Growth Fund 430,953,365
30,308,526
Nuveen Dividend Value Fund 424,925,529
20,707,512
Nuveen Growth Opportunities ETF 507,748,194
27,615,554
TIAA-CREF Growth & Income Fund 428,317,245
22,181,534
TIAA-CREF Large-Cap Growth Fund 500,415,397
20,461,099
TIAA-CREF Large-Cap Value Fund 424,363,192
6,106,726
TIAA-CREF Quant Small-Cap Equity Fund 98,990,023
9,149,525
TIAA-CREF Quant Small/Mid-Cap Equity Fund 119,126,817
TOTAL U.S. EQUITY 2,934,839,762
TOTAL AFFILIATED INVESTMENT COMPANIES 5,684,375,769
(Cost $4,956,103,094)
TOTAL INVESTMENTS—99.9% 5,684,375,769
(Cost $4,956,103,094)
OTHER ASSETS & LIABILITIES, NET—0.1% 7,054,503
NET ASSETS—100.0% $ 5,691,430,272
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $293,466,991 or 5.1% of net assets.

Portfolio of Investments
Lifecycle 2045 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
DIRECT REAL ESTATE—5.2%
19,031,097 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/17/23; cost $207,547,142) $ 206,868,028
TOTAL DIRECT REAL ESTATE 206,868,028
FIXED INCOME—7.9%
18,831,241
TIAA-CREF Core Bond Fund 167,033,110
11,619,089
TIAA-CREF Core Plus Bond Fund 103,409,890
1,866,784
TIAA-CREF Emerging Markets Debt Fund 15,120,947
1,880,812
TIAA-CREF High-Yield Fund 15,855,248
2,022,952
TIAA-CREF International Bond Fund 16,628,666
TOTAL FIXED INCOME 318,047,861
INTERNATIONAL EQUITY—30.3%
26,169,532
TIAA-CREF Emerging Markets Equity Fund 208,047,780
40,998,101
TIAA-CREF International Equity Fund 525,595,652
22,058,993
TIAA-CREF International Opportunities Fund 313,678,877
16,674,087
TIAA-CREF Quant International Small-Cap Equity Fund 167,074,353
TOTAL INTERNATIONAL EQUITY 1,214,396,662
U.S. EQUITY—56.5%
6,053,847
Nuveen Dividend Growth Fund 333,445,866
23,447,871
Nuveen Dividend Value Fund 328,739,146
15,941,922
Nuveen Growth Opportunities ETF 390,895,927
21,358,788
TIAA-CREF Growth & Income Fund 331,274,807
17,231,054
TIAA-CREF Large-Cap Growth Fund 388,732,577
15,816,453
TIAA-CREF Large-Cap Value Fund 328,033,230
4,720,478
TIAA-CREF Quant Small-Cap Equity Fund 76,518,956
7,076,318
TIAA-CREF Quant Small/Mid-Cap Equity Fund 92,133,661
TOTAL U.S. EQUITY 2,269,774,170
TOTAL AFFILIATED INVESTMENT COMPANIES 4,009,086,721
(Cost $3,394,257,721)
TOTAL INVESTMENTS—99.9% 4,009,086,721
(Cost $3,394,257,721)
OTHER ASSETS & LIABILITIES, NET—0.1% 4,978,380
NET ASSETS—100.0% $ 4,014,065,101
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $206,868,028 or 5.2% of net assets.

Lifecycle 2050 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—5.1%
14,768,554 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/17/23; cost $162,627,426) $ 160,534,183
TOTAL DIRECT REAL ESTATE 160,534,183
FIXED INCOME—4.2%
7,695,045
TIAA-CREF Core Bond Fund 68,255,049
4,732,278
TIAA-CREF Core Plus Bond Fund 42,117,275
762,012
TIAA-CREF Emerging Markets Debt Fund 6,172,298
770,189
TIAA-CREF High-Yield Fund 6,492,696
826,472
TIAA-CREF International Bond Fund 6,793,601
TOTAL FIXED INCOME 129,830,919
INTERNATIONAL EQUITY—31.5%
21,193,609
TIAA-CREF Emerging Markets Equity Fund 168,489,194
33,204,886
TIAA-CREF International Equity Fund 425,686,640
17,859,809
TIAA-CREF International Opportunities Fund 253,966,491
13,500,711
TIAA-CREF Quant International Small-Cap Equity Fund 135,277,122
TOTAL INTERNATIONAL EQUITY 983,419,447
U.S. EQUITY—59.0%
4,901,815
Nuveen Dividend Growth Fund 269,991,986
18,986,674
Nuveen Dividend Value Fund 266,193,170
12,897,057
Nuveen Growth Opportunities ETF 316,235,838
17,298,658
TIAA-CREF Growth & Income Fund 268,302,181
13,970,316
TIAA-CREF Large-Cap Growth Fund 315,170,323
12,812,297
TIAA-CREF Large-Cap Value Fund 265,727,042
3,822,147
TIAA-CREF Quant Small-Cap Equity Fund 61,956,996
5,728,284
TIAA-CREF Quant Small/Mid-Cap Equity Fund 74,582,263
TOTAL U.S. EQUITY 1,838,159,799
TOTAL AFFILIATED INVESTMENT COMPANIES 3,111,944,348
(Cost $2,660,017,391)
TOTAL INVESTMENTS—99.8% 3,111,944,348
(Cost $2,660,017,391)
OTHER ASSETS & LIABILITIES, NET—0.2% 4,681,686
NET ASSETS—100.0% $ 3,116,626,034
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $160,534,183 or 5.1% of net assets.

Portfolio of Investments
Lifecycle 2055 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
DIRECT REAL ESTATE—5.1%
7,271,565 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/17/23; cost $81,790,908) $ 79,041,912
TOTAL DIRECT REAL ESTATE 79,041,912
FIXED INCOME—3.0%
2,684,810
TIAA-CREF Core Bond Fund 23,814,266
1,659,457
TIAA-CREF Core Plus Bond Fund 14,769,165
265,132
TIAA-CREF Emerging Markets Debt Fund 2,147,569
269,034
TIAA-CREF High-Yield Fund 2,267,960
288,605
TIAA-CREF International Bond Fund 2,372,332
TOTAL FIXED INCOME 45,371,292
INTERNATIONAL EQUITY—32.0%
10,580,622
TIAA-CREF Emerging Markets Equity Fund 84,115,948
16,569,128
TIAA-CREF International Equity Fund 212,416,215
8,911,412
TIAA-CREF International Opportunities Fund 126,720,282
6,735,277
TIAA-CREF Quant International Small-Cap Equity Fund 67,487,472
TOTAL INTERNATIONAL EQUITY 490,739,917
U.S. EQUITY—59.7%
2,444,205
Nuveen Dividend Growth Fund 134,626,821
9,470,958
Nuveen Dividend Value Fund 132,782,835
6,432,866
Nuveen Growth Opportunities ETF 157,733,874
8,628,770
TIAA-CREF Growth & Income Fund 133,832,227
6,975,302
TIAA-CREF Large-Cap Growth Fund 157,362,805
6,396,641
TIAA-CREF Large-Cap Value Fund 132,666,328
1,907,989
TIAA-CREF Quant Small-Cap Equity Fund 30,928,504
2,860,895
TIAA-CREF Quant Small/Mid-Cap Equity Fund 37,248,855
TOTAL U.S. EQUITY 917,182,249
TOTAL AFFILIATED INVESTMENT COMPANIES 1,532,335,370
(Cost $1,353,252,927)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$423,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 423,000
TOTAL REPURCHASE AGREEMENT 423,000
TOTAL SHORT-TERM INVESTMENTS 423,000
(Cost $423,000)
TOTAL INVESTMENTS—99.8% 1,532,758,370
(Cost $1,353,675,927)
OTHER ASSETS & LIABILITIES, NET—0.2% 2,586,245
NET ASSETS—100.0% $ 1,535,344,615
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $79,041,912 or 5.1% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $423,062 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $431,482.

Lifecycle 2060 Fund November 30, 2023
Portfolio of Investments

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
DIRECT REAL ESTATE—5.1%
2,824,059 (b)
TIAA-CREF Real Property Fund LP (purchased 8/01/16-11/17/23; cost $32,558,688) $ 30,697,524
TOTAL DIRECT REAL ESTATE 30,697,524
FIXED INCOME—1.7%
613,971
TIAA-CREF Core Bond Fund 5,445,926
379,506
TIAA-CREF Core Plus Bond Fund 3,377,605
60,791
TIAA-CREF Emerging Markets Debt Fund 492,406
61,578
TIAA-CREF High-Yield Fund 519,106
65,995
TIAA-CREF International Bond Fund 542,476
TOTAL FIXED INCOME 10,377,519
INTERNATIONAL EQUITY—32.4%
4,163,487
TIAA-CREF Emerging Markets Equity Fund 33,099,723
6,520,491
TIAA-CREF International Equity Fund 83,592,695
3,506,517
TIAA-CREF International Opportunities Fund 49,862,676
2,649,408
TIAA-CREF Quant International Small-Cap Equity Fund 26,547,067
TOTAL INTERNATIONAL EQUITY 193,102,161
U.S. EQUITY—60.5%
961,899
Nuveen Dividend Growth Fund 52,981,385
3,727,895
Nuveen Dividend Value Fund 52,265,088
2,523,760
Nuveen Growth Opportunities ETF 61,882,595
3,399,806
TIAA-CREF Growth & Income Fund 52,730,999
2,752,632
TIAA-CREF Large-Cap Growth Fund 62,099,368
2,517,124
TIAA-CREF Large-Cap Value Fund 52,205,143
750,567
TIAA-CREF Quant Small-Cap Equity Fund 12,166,691
1,125,029
TIAA-CREF Quant Small/Mid-Cap Equity Fund 14,647,877
TOTAL U.S. EQUITY 360,979,146
TOTAL AFFILIATED INVESTMENT COMPANIES 595,156,350
(Cost $543,235,665)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$585,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 585,000
TOTAL REPURCHASE AGREEMENT 585,000
TOTAL SHORT-TERM INVESTMENTS 585,000
(Cost $585,000)
TOTAL INVESTMENTS—99.8% 595,741,350
(Cost $543,820,665)
OTHER ASSETS & LIABILITIES, NET—0.2% 915,927
NET ASSETS—100.0% $ 596,657,277
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $30,697,524 or 5.1% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $585,086 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $596,772.

Portfolio of Investments
Lifecycle 2065 Fund November 30, 2023

See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
DIRECT REAL ESTATE—5.1%
283,840 (b)
TIAA-CREF Real Property Fund LP (purchased 9/30/20-11/17/23; cost $3,412,868) $ 3,085,342
TOTAL DIRECT REAL ESTATE 3,085,342
FIXED INCOME—0.6%
19,801
TIAA-CREF Core Bond Fund 175,637
12,238
TIAA-CREF Core Plus Bond Fund 108,918
1,961
TIAA-CREF Emerging Markets Debt Fund 15,887
1,985
TIAA-CREF High-Yield Fund 16,735
2,129
TIAA-CREF International Bond Fund 17,498
TOTAL FIXED INCOME 334,675
INTERNATIONAL EQUITY—32.7%
424,107
TIAA-CREF Emerging Markets Equity Fund 3,371,652
663,746
TIAA-CREF International Equity Fund 8,509,225
357,118
TIAA-CREF International Opportunities Fund 5,078,213
270,163
TIAA-CREF Quant International Small-Cap Equity Fund 2,707,038
TOTAL INTERNATIONAL EQUITY 19,666,128
U.S. EQUITY—61.2%
97,955
Nuveen Dividend Growth Fund 5,395,361
379,382
Nuveen Dividend Value Fund 5,318,939
254,745
Nuveen Growth Opportunities ETF 6,246,347
346,577
TIAA-CREF Growth & Income Fund 5,375,409
281,669
TIAA-CREF Large-Cap Growth Fund 6,354,456
256,204
TIAA-CREF Large-Cap Value Fund 5,313,664
76,446
TIAA-CREF Quant Small-Cap Equity Fund 1,239,185
114,559
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,491,564
TOTAL U.S. EQUITY 36,734,925
TOTAL AFFILIATED INVESTMENT COMPANIES 59,821,070
(Cost $55,267,325)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$16,000 (c) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 16,000
TOTAL REPURCHASE AGREEMENT 16,000
TOTAL SHORT-TERM INVESTMENTS 16,000
(Cost $16,000)
TOTAL INVESTMENTS—99.6% 59,837,070
(Cost $55,283,325)
OTHER ASSETS & LIABILITIES, NET—0.4% 233,486
NET ASSETS—100.0% $ 60,070,556
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Restricted security. At 11/30/23, the total value of this security amounted to $3,085,342 or 5.1% of net assets.
(c) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $16,002 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 4/30/26, valued at $16,347.

Statements of Assets and Liabilities
See Notes to Financial Statements

November 30, 2023 (Unaudited)
12.1
Lifecycle Retirement
Income Fund
12.2
Lifecycle 2010 Fund
12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
ASSETS
Affiliated investments, at value
‡
$ 429,843,614 $ 810,175,899 $ 1,153,901,475 $ 2,534,635,074
Short-term investments, at value
#
242,000 – – –
Cash 275 – – –
Receivables:
Dividends 710,834 1,418,750 1,883,689 3,890,826
Interest 36 – – –
Investments sold 2,095,472 4,747,571 6,826,863 15,441,335
Reimbursement from Adviser 60,412 118,231 183,915 346,655
Shares sold 211,007 15,178 165,851 448,961
Other 31,227 88,863 131,550 227,781
Total assets 433,194,877 816,564,492 1,163,093,343 2,554,990,632
LIABILITIES
Due to affiliates 5,496 5,209 5,704 7,637
Cash overdraft – 641,820 504,849 1,347,057
Payables:
Management fees 134,804 256,977 365,862 811,205
Investments purchased - regular settlement 2,594,198 4,666,074 6,988,251 15,319,220
Shares redeemed 351,674 643,425 117,424 1,089,711
Service agreement fees 26,205 48,514 67,489 124,582
Accrued expenses:
Custodian fees 1,264 1,272 1,279 1,269
Professional fees 8,714 9,697 10,576 14,120
Shareholder reporting expenses 5,986 8,914 10,145 25,582
Shareholder servicing agent fees 7,176 271 313 556
Trustees fees 31,166 88,796 131,460 227,526
12b-1 distribution and service fees 26,086 4,422 5,721 12,984
Other 16,918 20,418 24,459 42,569
Total liabilities 3,209,687 6,395,809 8,233,532 19,024,018
Net assets $ 429,985,190 $ 810,168,683 $ 1,154,859,811 $ 2,535,966,614
NET ASSETS CONSIST OF:
Paid-in capital $ 437,210,043 $ 785,701,188 $ 1,180,074,192 $ 2,552,556,804
Total distributable earnings (loss) (7,224,853) 24,467,495 (25,214,381) (16,590,190)
Net assets $ 429,985,190 $ 810,168,683 $ 1,154,859,811 $ 2,535,966,614
‡
Affiliated investments, cost $ 416,531,727 $ 769,037,330 $ 1,143,634,956 $ 2,475,202,894
#
Short-term investments, cost $ 242,000 $ – $ – $ –
INSTITUTIONAL CLASS:
Net assets $ 166,872,961 $ 535,644,987 $ 776,841,049 $ 1,822,279,298
Shares outstanding 15,718,482 54,494,319 88,510,913 200,371,598
Net asset value per share $ 10 .62 $ 9 .83 $ 8 .78 $ 9 .09
ADVISOR CLASS:
Net assets $ 316,707 $ 150,153 $ 393,953 $ 684,839
Shares outstanding 29,824 15,237 44,945 75,391
Net asset value per share $ 10 .62 $ 9 .85 $ 8 .77 $ 9 .08
PREMIER CLASS:
Net assets $ 11,024,340 $ 36,573,229 $ 47,347,909 $ 105,562,098
Shares outstanding 1,038,855 3,732,533 5,423,888 11,646,985
Net asset value per share $ 10 .61 $ 9 .80 $ 8 .73 $ 9 .06
RETIREMENT CLASS:
Net assets $ 129,207,823 $ 237,800,314 $ 330,276,900 $ 607,440,379
Shares outstanding 12,204,646 19,287,583 28,328,443 48,712,547
Net asset value per share $ 10 .59 $ 12 .33 $ 11 .66 $ 12 .47
RETAIL CLASS:
Net assets $ 122,563,359 $ – $ – $ –
Shares outstanding 11,563,103 – – –
Net asset value per share $ 10 .60 $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
$ 3,875,946,253 $ 4,517,064,013 $ 4,770,316,275 $ 5,684,375,769 $ 4,009,086,721 $ 3,111,944,348
415,000 – 1,422,000 – – –
41 – 886 21,680 – –
5,398,784 5,220,931 4,183,681 3,010,398 1,063,151 425,440
61 – 210 – – –
24,003,801 28,481,934 25,955,265 26,653,662 14,969,679 10,329,700
471,803 508,926 601,311 781,370 558,215 463,559
451,913 899,307 316,864 2,848,886 2,011,912 2,469,304
262,100 264,521 268,452 333,904 162,859 110,349
3,906,949,756 4,552,439,632 4,803,064,944 5,718,025,669 4,027,852,537 3,125,742,700
9,409 10,200 10,503 11,786 9,445 8,229
– 1,878,734 – – 83,522 488,592
1,253,285 1,477,874 1,581,485 1,910,053 1,351,372 1,051,583
25,762,277 27,133,431 26,658,001 23,913,015 11,913,642 7,147,125
4,852,344 1,568,274 401,605 43,051 11,402 121,267
167,119 180,416 175,157 202,839 121,205 86,486
1,268 1,270 1,272 1,272 1,278 1,272
17,059 18,128 18,456 20,651 16,512 14,463
38,114 39,945 41,272 50,071 37,020 25,324
761 785 776 882 763 745
261,895 264,414 268,410 333,792 162,849 110,315
21,725 25,792 25,764 29,674 20,947 15,038
59,069 65,952 68,100 78,311 57,479 46,227
32,444,325 32,665,215 29,250,801 26,595,397 13,787,436 9,116,666
$ 3,874,505,431 $ 4,519,774,417 $ 4,773,814,143 $ 5,691,430,272 $ 4,014,065,101 $ 3,116,626,034
$ 3,848,857,153 $ 4,403,037,039 $ 4,535,032,914 $ 5,245,275,920 $ 3,596,799,886 $ 2,810,260,595
25,648,278 116,737,378 238,781,229 446,154,352 417,265,215 306,365,439
$ 3,874,505,431 $ 4,519,774,417 $ 4,773,814,143 $ 5,691,430,272 $ 4,014,065,101 $ 3,116,626,034
$ 3,719,390,115 $ 4,231,813,703 $ 4,316,600,033 $ 4,956,103,094 $ 3,394,257,721 $ 2,660,017,391
$ 415,000 $ – $ 1,422,000 $ – $ – $ –
$ 2,879,564,059 $ 3,420,473,562 $ 3,700,862,635 $ 4,447,940,908 $ 3,244,607,260 $ 2,565,410,536
304,024,528 354,831,336 374,884,533 446,703,545 259,190,593 199,629,321
$ 9 .47 $ 9 .64 $ 9 .87 $ 9 .96 $ 12 .52 $ 12 .85
$ 900,730 $ 678,379 $ 666,645 $ 445,404 $ 659,073 $ 384,667
95,178 70,403 67,678 44,810 52,691 29,925
$ 9 .46 $ 9 .64 $ 9 .85 $ 9 .94 $ 12 .51 $ 12 .85
$ 179,740,762 $ 213,405,459 $ 215,802,167 $ 250,527,781 $ 178,053,644 $ 128,742,124
19,092,469 22,293,017 21,958,152 25,274,986 14,318,200 10,074,480
$ 9 .41 $ 9 .57 $ 9 .83 $ 9 .91 $ 12 .44 $ 12 .78
$ 814,299,880 $ 885,217,017 $ 856,482,696 $ 992,516,179 $ 590,745,124 $ 422,088,707
61,718,121 63,972,092 58,508,341 64,534,070 47,757,414 33,246,722
$ 13 .19 $ 13 .84 $ 14 .64 $ 15 .38 $ 12 .37 $ 12 .70
$ – $ – $ – $ – $ – $ –
– – – – – –
$ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Assets and Liabilities
(continued)
See Notes to Financial Statements
46
(continued)
(continued)
Statements of Assets and Liabilities
(continued)
November 30, 2023 (Unaudited)
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
13.3
Lifecycle 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 1,532,335,370 $ 595,156,350 $ 59,821,070
Short-term investments, at value
#
423,000 585,000 16,000
Cash 62 719 7,566
Receivables:
Dividends 145,375 31,749 777
Interest 62 86 2
Investments sold 4,158,010 1,219,387 226,485
Reimbursement from Adviser 234,174 99,569 22,207
Shares sold 1,890,611 1,069,612 207,902
Other 38,547 9,497 386
Total assets 1,539,225,211 598,171,969 60,302,395
LIABILITIES
Due to affiliates 6,065 4,813 4,141
Payables:
Management fees 516,816 200,062 19,810
Investments purchased - regular settlement 3,192,438 1,241,562 191,238
Shares redeemed 20,089 5,795 1,578
Service agreement fees 40,834 14,908 2,004
Accrued expenses:
Custodian fees 1,259 1,297 1,287
Professional fees 10,845 8,736 7,716
Shareholder reporting expenses 17,284 8,438 (6,711)
Shareholder servicing agent fees 652 467 167
Trustees fees 38,571 9,561 404
12b-1 distribution and service fees 7,606 2,396 341
Other 28,137 16,657 9,864
Total liabilities 3,880,596 1,514,692 231,839
Net assets $ 1,535,344,615 $ 596,657,277 $ 60,070,556
NET ASSETS CONSIST OF:
Paid-in capital $ (39,576,223) $ 27,526,705 $ 14,290,099
Total distributable earnings (loss) 1,574,920,838 569,130,572 45,780,457
Net assets $ 1,535,344,615 $ 596,657,277 $ 60,070,556
‡
Affiliated investments, cost $ 1,353,252,927 $ 543,235,665 $ 55,267,325
#
Short-term investments, cost $ 423,000 $ 585,000 $ 16,000
INSTITUTIONAL CLASS:
Net assets $ 1,269,517,090 $ 501,988,603 $ 46,411,084
Shares outstanding 83,377,875 38,185,939 4,095,037
Net asset value per share $ 15 .23 $ 13 .15 $ 11 .33
ADVISOR CLASS:
Net assets $ 407,399 $ 468,673 $ 592,923
Shares outstanding 26,777 35,705 53,268
Net asset value per share $ 15 .21 $ 13 .13 $ 11 .13
PREMIER CLASS:
Net assets $ 66,007,136 $ 21,633,513 $ 3,055,002
Shares outstanding 4,358,796 1,651,720 273,427
Net asset value per share $ 15 .14 $ 13 .10 $ 11 .17
RETIREMENT CLASS:
Net assets $ 199,412,990 $ 72,566,488 $ 10,011,547
Shares outstanding 13,185,785 5,553,311 884,614
Net asset value per share $ 15 .12 $ 13 .07 $ 11 .32
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Operations
See Notes to Financial Statements

Six Months Ended November 30, 2023 (Unaudited)
12.1
Lifecycle
Retirement Income
Fund
12.2
Lifecycle 2010
Fund
12.3
Lifecycle 2015
Fund
12.4
Lifecycle 2020
Fund
12.5
Lifecycle 2025
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 6,628,148 $ 12,969,188 $ 17,792,607 $ 36,267,717 $ 49,226,074
Interest 8,257 13,700 15,771 31,851 68,771
Total investment income 6,636,405 12,982,888 17,808,378 36,299,568 49,294,845
EXPENSES
Management fees 839,845 1,622,788 2,321,942 5,146,296 7,851,557
12b-1 distribution and service fees — Premier Class 9,427 28,607 38,503 90,801 148,888
12b-1 distribution and service fees — Retail Class 153,580 – – – –
Shareholder servicing agent fees — Institutional Class 527 505 628 1,242 1,787
Shareholder servicing agent fees — Advisor Class 125 40 71 297 314
Shareholder servicing agent fees — Premier Class 57 43 48 77 108
Shareholder servicing agent fees — Retirement Class 164,359 305,049 422,935 790,212 1,053,222
Shareholder servicing agent fees — Retail Class 16,140 – – – –
Administrative service fees 31,784 30,051 32,840 43,801 53,976
Trustees fees 3,646 7,030 10,096 22,075 33,157
Custodian expenses 3,700 3,694 3,715 3,692 3,703
Overdraft expense 2,172 3,792 4,149 6,054 1,110
Professional fees 9,232 10,090 10,959 14,213 17,003
Registration fees 60,288 41,160 44,711 43,434 40,625
Shareholder reporting expenses 12,861 18,424 20,536 33,789 45,900
Other 48,885 84,203 112,335 230,223 336,797
Total expenses 1,356,628 2,155,476 3,023,468 6,426,206 9,588,147
Expenses reimbursed by the investment adviser (152,133) (125,880) (139,551) (183,464) (222,080)
Fee waiver by investment adviser and Nuveen Securities (272,630) (627,494) (1,025,045) (2,018,089) (2,836,781)
Net expenses 931,865 1,402,102 1,858,872 4,224,653 6,529,286
Net investment income (loss) 5,704,540 11,580,786 15,949,506 32,074,915 42,765,559
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments – – – – –
Affiliated investments (1,769,024) (1,698,746) (6,949,440) (12,255,087) (11,229,073)
Net realized gain (loss) (1,769,024) (1,698,746) (6,949,440) (12,255,087) (11,229,073)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 9,228,236 15,515,347 28,538,850 72,918,791 127,202,353
Net change in unrealized appreciation (depreciation) 9,228,236 15,515,347 28,538,850 72,918,791 127,202,353
Net realized and unrealized gain (loss) 7,459,212 13,816,601 21,589,410 60,663,704 115,973,280
Net increase (decrease) in net assets from operations $ 13,163,752 $ 25,397,387 $ 37,538,916 $ 92,738,619 $ 158,738,839

See Notes to Financial Statements

12.6
Lifecycle 2030
Fund
12.7
Lifecycle 2035
Fund
12.8
Lifecycle 2040
Fund
12.9
Lifecycle 2045
Fund
13.01
Lifecycle 2050
Fund
13.1
Lifecycle 2055
Fund
13.2
Lifecycle 2060
Fund
$ 48,277,168 $ 40,424,426 $ 35,172,082 $ 18,539,505 $ 12,134,147 $ 5,474,127 $ 1,902,931
95,005 118,528 135,418 105,497 88,447 51,953 27,266
48,372,173 40,542,954 35,307,500 18,645,002 12,222,594 5,526,080 1,930,197
9,185,381 9,801,952 11,885,331 8,349,097 6,484,663 3,139,078 1,180,971
170,605 174,549 203,010 144,499 102,088 49,833 14,208
– – – – – – –
1,925 2,010 2,342 1,909 1,718 1,317 858
244 314 188 277 131 150 187
122 119 137 101 96 77 60
1,126,843 1,091,182 1,270,657 752,761 539,367 253,414 90,952
– – – – – – –
58,687 60,511 67,750 54,467 47,563 35,204 27,996
38,091 39,960 47,742 33,260 25,713 12,390 4,629
3,697 3,695 3,695 3,711 3,674 3,688 3,798
1,790 5,339 12,659 9,766 8,830 4,600 711
18,173 18,532 20,699 16,867 14,975 11,481 9,435
41,512 43,492 47,163 55,184 53,527 24,225 50,297
50,725 52,220 60,874 46,016 41,022 28,137 19,520
379,232 389,190 451,346 312,919 244,504 125,324 54,744
11,077,027 11,683,065 14,073,593 9,780,834 7,567,871 3,688,918 1,458,366
(240,566) (248,864) (281,812) (237,135) (212,551) (135,714) (131,607)
(3,148,681) (3,630,352) (4,864,106) (3,400,103) (2,791,747) (1,349,316) (507,815)
7,687,780 7,803,849 8,927,675 6,143,596 4,563,573 2,203,888 818,944
40,684,393 32,739,105 26,379,825 12,501,406 7,659,021 3,322,192 1,111,253
– – – – – – (27,002)
(13,963,651) (10,597,585) (11,616,102) (14,043,521) (16,270,598) (8,928,018) (4,357,081)
(13,963,651) (10,597,585) (11,616,102) (14,043,521) (16,270,598) (8,928,018) (4,384,083)
185,907,703 238,033,234 345,487,665 275,330,465 230,714,296 114,881,032 44,314,988
185,907,703 238,033,234 345,487,665 275,330,465 230,714,296 114,881,032 44,314,988
171,944,052 227,435,649 333,871,563 261,286,944 214,443,698 105,953,014 39,930,905
$ 212,628,445 $ 260,174,754 $ 360,251,388 $ 273,788,350 $ 222,102,719 $ 109,275,206 $ 41,042,158

Statements of Operations
(continued)
See Notes to Financial Statements
50
(continued)
(continued)
Statements of Operations
(continued)
Six Months Ended November 30, 2023 (Unaudited)
13.3
Lifecycle 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 153,197
Interest 5,094
Total investment income 158,291
EXPENSES
Management fees 105,627
12b-1 distribution and service fees — Premier Class 1,785
Shareholder servicing agent fees — Institutional Class 229
Shareholder servicing agent fees — Advisor Class 35
Shareholder servicing agent fees — Premier Class 43
Shareholder servicing agent fees — Retirement Class 11,151
Administrative service fees 24,033
Trustees fees 416
Custodian expenses 3,744
Overdraft expense 1,762
Professional fees 8,359
Registration fees 50,490
Shareholder reporting expenses 10,873
Other 15,397
Total expenses 233,944
Expenses reimbursed by the investment adviser (110,056)
Fee waiver by investment adviser and Nuveen Securities (48,136)
Net expenses 75,752
Net investment income (loss) 82,539
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (5,599)
Affiliated investments (241,740)
Net realized gain (loss) (247,339)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 3,823,565
Net change in unrealized appreciation (depreciation) 3,823,565
Net realized and unrealized gain (loss) 3,576,226
Net increase (decrease) in net assets from operations $ 3,658,765

Statements of Changes in Net Assets
See Notes to Financial Statements

12.1
Lifecycle Retirement Income Fund
12.2
Lifecycle 2010 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 5,704,540 $ 16,896,855 $ 11,580,786 $ 32,915,372
Net realized gain (loss) (1,769,024) (12,492,443) (1,698,746) (14,807,095)
Net change in unrealized appreciation (depreciation) 9,228,236 (9,777,999) 15,515,347 (26,665,614)
Net increase (decrease) in net assets from operations 13,163,752 (5,373,587) 25,397,387 (8,557,337)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (2,311,967) (11,259,252) – (41,117,299)
Advisor Class (4,275) (23,042) – (10,477)
Premier Class (171,694) (904,603) – (3,091,298)
Retirement Class (1,677,017) (8,148,119) – (14,318,674)
Retail Class (1,564,167) (7,048,385) – –
Total distributions (5,729,120) (27,383,401) – (58,537,748)
FUND SHARE TRANSACTIONS
Subscriptions 15,806,015 27,266,035 23,388,760 43,352,031
Reinvestments of distributions 5,669,490 27,107,363 – 58,525,779
Redemptions (43,528,694) (106,247,110) (95,212,070) (220,067,090)
Net increase (decrease) from Fund share transactions (22,053,189) (51,873,712) (71,823,310) (118,189,280)
Net increase (decrease) in net assets (14,618,557) (84,630,700) (46,425,923) (185,284,365)
Net assets at the beginning of period 444,603,747 529,234,447 856,594,606 1,041,878,971
Net assets at the end of period $ 429,985,190 $ 444,603,747 $ 810,168,683 $ 856,594,606

See Notes to Financial Statements

12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
$ 15,949,506 $ 46,100,833 $ 32,074,915 $ 97,298,137 $ 42,765,559 $ 133,432,887 $ 40,684,393 $ 136,129,191
(6,949,440) (31,625,462) (12,255,087) (72,698,752) (11,229,073) (134,911,067) (13,963,651) (175,085,250)
28,538,850 (28,045,999) 72,918,791 (51,635,367) 127,202,353 (29,440,657) 185,907,703 19,097,350
37,538,916 (13,570,628) 92,738,619 (27,035,982) 158,738,839 (30,918,837) 212,628,445 (19,858,709)
– – – – – – – –
– (59,331,850) – (139,123,559) – (220,770,603) – (257,578,243)
– (26,173) – (48,155) – (48,996) – (37,638)
– (4,190,586) – (10,166,282) – (16,314,664) – (19,099,591)
– (17,976,483) – (33,813,771) – (46,297,782) – (48,611,349)
– – – – – – – –
– (81,525,092) – (183,151,767) – (283,432,045) – (325,326,821)
33,616,962 60,512,164 53,159,934 106,270,733 108,625,854 215,944,262 153,473,162 319,848,118
– 81,392,446 – 182,870,392 – 282,274,672 – 324,717,080
(143,911,456) (290,064,935) (316,097,730) (606,706,428) (400,180,180) (874,518,617) (398,184,089) (894,287,413)
(110,294,494) (148,160,325) (262,937,796) (317,565,303) (291,554,326) (376,299,683) (244,710,927) (249,722,215)
(72,755,578) (243,256,045) (170,199,177) (527,753,052) (132,815,487) (690,650,565) (32,082,482) (594,907,745)
1,227,615,389 1,470,871,434 2,706,165,791 3,233,918,843 4,007,320,918 4,697,971,483 4,551,856,899 5,146,764,644
$ 1,154,859,811 $ 1,227,615,389 $ 2,535,966,614 $ 2,706,165,791 $ 3,874,505,431 $ 4,007,320,918 $ 4,519,774,417 $ 4,551,856,899

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
54
(continued)
(continued)
(continued)
Statements of Changes in Net Assets
(continued)
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 32,739,105 $ 126,858,201 $ 26,379,825 $ 136,127,345
Net realized gain (loss) (10,597,585) (211,697,359) (11,616,102) (261,760,517)
Net change in unrealized appreciation (depreciation) 238,033,234 87,567,127 345,487,665 158,488,550
Net increase (decrease) in net assets from operations 260,174,754 2,727,969 360,251,388 32,855,378
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class – (285,529,937) – (357,987,704)
Advisor Class – (41,729) – (24,341)
Premier Class – (20,765,474) – (24,453,136)
Retirement Class – (46,524,053) – (54,661,296)
Total distributions – (352,861,193) – (437,126,477)
FUND SHARE TRANSACTIONS
Subscriptions 183,857,390 352,295,923 209,118,488 381,943,509
Reinvestments of distributions – 352,422,977 – 436,660,600
Redemptions (423,133,868) (907,259,088) (576,839,331) (967,522,982)
Net increase (decrease) from Fund share transactions (239,276,478) (202,540,188) (367,720,843) (148,918,873)
Net increase (decrease) in net assets 20,898,276 (552,673,412) (7,469,455) (553,189,972)
Net assets at the beginning of period 4,752,915,867 5,305,589,279 5,698,899,727 6,252,089,699
Net assets at the end of period $ 4,773,814,143 $ 4,752,915,867 $ 5,691,430,272 $ 5,698,899,727

See Notes to Financial Statements

12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
$ 12,501,406 $ 83,910,703 $ 7,659,021 $ 61,095,046 $ 3,322,192 $ 27,746,593 $ 1,111,253 $ 9,167,085
(14,043,521) (162,760,604) (16,270,598) (114,870,525) (8,928,018) (52,336,379) (4,384,083) (18,030,952)
275,330,465 106,650,067 230,714,296 79,311,487 114,881,032 41,249,140 44,314,988 17,260,266
273,788,350 27,800,166 222,102,719 25,536,008 109,275,206 16,659,354 41,042,158 8,396,399
– – – – – – – –
– (241,209,677) – (183,507,675) – (80,343,625) – (24,303,302)
– (18,018) – (23,936) – (15,583) – (15,773)
– (17,159,472) – (12,030,740) – (5,607,246) – (1,340,228)
– (46,040,804) – (32,224,835) – (13,902,252) – (3,897,583)
– (304,427,971) – (227,787,186) – (99,868,706) – (29,556,886)
194,246,079 352,319,467 175,738,731 326,430,050 134,196,368 239,149,943 88,715,355 146,211,834
– 303,839,327 – 227,577,339 – 99,649,748 – 29,473,082
(403,512,419) (620,302,438) (346,970,829) (415,868,329) (173,772,591) (189,656,224) (61,188,650) (70,333,981)
(209,266,340) 35,856,356 (171,232,098) 138,139,060 (39,576,223) 149,143,467 27,526,705 105,350,935
64,522,010 (240,771,449) 50,870,621 (64,112,118) 69,698,983 65,934,115 68,568,863 84,190,448
3,949,543,091 4,190,314,540 3,065,755,413 3,129,867,531 1,465,645,632 1,399,711,517 528,088,414 443,897,966
$ 4,014,065,101 $ 3,949,543,091 $ 3,116,626,034 $ 3,065,755,413 $ 1,535,344,615 $ 1,465,645,632 $ 596,657,277 $ 528,088,414

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
56
(continued)
Statements of Changes in Net Assets
(continued)
13.3
Lifecycle 2065 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 82,539 $ 568,643
Net realized gain (loss) (247,339) (1,788,288)
Net change in unrealized appreciation (depreciation) 3,823,565 2,268,463
Net increase (decrease) in net assets from operations 3,658,765 1,048,818
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class – (602,297)
Advisor Class – (15,480)
Premier Class – (66,999)
Retirement Class – (143,685)
Total distributions – (828,461)
FUND SHARE TRANSACTIONS
Subscriptions 23,463,380 27,843,742
Reinvestments of distributions – 679,235
Redemptions (9,173,281) (10,376,493)
Net increase (decrease) from Fund share transactions 14,290,099 18,146,484
Net increase (decrease) in net assets 17,948,864 18,366,841
Net assets at the beginning of period 42,121,692 23,754,851
Net assets at the end of period $ 60,070,556 $ 42,121,692

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:
11/30/23
#
$ 10 .44 $ 0 .15 $ 0 .18 $ 0 .33 $ ( 0 .15 ) $ — $ ( 0 .15 ) $ 10 .62
5/31/23 11 .14 0 .39 ( 0 .46 ) ( 0 .07 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
5/31/21 11 .52 0 .23 1 .76 1 .99 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 12 .81
5/31/20 11 .29 0 .33 0 .36 0 .69 ( 0 .29 ) ( 0 .17 ) ( 0 .46 ) 11 .52
5/31/19 11 .68 0 .29 ( 0 .04 ) 0 .25 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 11 .29
Advisor Class:
11/30/23
#
10 .44 0 .14 0 .18 0 .32 ( 0 .14 ) — ( 0 .14 ) 10 .62
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
5/31/21 11 .52 0 .20 1 .78 1 .98 ( 0 .30 ) ( 0 .39 ) ( 0 .69 ) 12 .81
5/31/20 11 .29 0 .32 0 .36 0 .68 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 11 .52
5/31/19 11 .68 0 .30 ( 0 .05 ) 0 .25 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 11 .29
Premier Class:
11/30/23
#
10 .43 0 .14 0 .18 0 .32 ( 0 .14 ) — ( 0 .14 ) 10 .61
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
5/31/21 11 .51 0 .21 1 .76 1 .97 ( 0 .29 ) ( 0 .39 ) ( 0 .68 ) 12 .80
5/31/20 11 .28 0 .31 0 .36 0 .67 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 11 .51
5/31/19 11 .67 0 .27 ( 0 .03 ) 0 .24 ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .28
Retirement Class:
11/30/23
#
10 .41 0 .13 0 .18 0 .31 ( 0 .13 ) — ( 0 .13 ) 10 .59
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
5/31/21 11 .49 0 .20 1 .76 1 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .78
5/31/20 11 .26 0 .30 0 .36 0 .66 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .49
5/31/19 11 .65 0 .26 ( 0 .04 ) 0 .22 ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .26
Retail Class:
11/30/23
#
10 .42 0 .13 0 .18 0 .31 ( 0 .13 ) — ( 0 .13 ) 10 .60
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
5/31/21 11 .51 0 .20 1 .75 1 .95 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .79
5/31/20 11 .27 0 .30 0 .37 0 .67 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .51
5/31/19 11 .66 0 .26 ( 0 .04 ) 0 .22 ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .27
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .15% $ 166,873 0 .47%
c ,g
0 .28%
c ,g
2 .78%
c
6%
( 0 .42 ) 171,457 0 .44
g
0 .27
g
3 .72 19
( 6 .25 ) 222,227 0 .43
g
0 .26
g
2 .37 28
17 .67 244,923 0 .43
g
0 .29
g
1 .87 41
6 .14 219,016 0 .48
g
0 .33
g
2 .84 30
2 .48 192,832 0 .38
f
0 .22
f
2 .52 25
3 .11 317 0 .55
c ,g
0 .36
c ,g
2 .70
c
6
( 0 .50 ) 317 0 .52
g
0 .35
g
3 .86 19
( 6 .33 ) 609 0 .50
g
0 .34
g
2 .44 28
17 .57 596 0 .52
g
0 .38
g
1 .63 41
6 .04 310 0 .57
g
0 .42
g
2 .74 30
2 .43 296 0 .47
f
0 .31
f
2 .68 25
3 .07 11,024 0 .62
c ,g
0 .43
c ,g
2 .67
c
6
( 0 .58 ) 15,207 0 .59
g
0 .42
g
3 .55 19
( 6 .40 ) 17,624 0 .58
g
0 .41
g
2 .17 28
17 .51 19,161 0 .58
g
0 .44
g
1 .71 41
5 .97 17,410 0 .63
g
0 .48
g
2 .69 30
2 .33 28,947 0 .53
f
0 .37
f
2 .40 25
3 .03 129,208 0 .72
c ,g
0 .53
c ,g
2 .53
c
6
( 0 .68 ) 133,676 0 .69
g
0 .52
g
3 .45 19
( 6 .49 ) 157,609 0 .68
g
0 .50
g
2 .11 28
17 .43 200,300 0 .68
g
0 .54
g
1 .61 41
5 .88 179,106 0 .73
g
0 .58
g
2 .59 30
2 .23 179,625 0 .63
f
0 .48
f
2 .27 25
3 .03 122,563 0 .74
c ,g
0 .53
c ,g
2 .53
c
6
( 0 .69 ) 123,946 0 .72
g
0 .52
g
3 .43 19
( 6 .49 ) 131,167 0 .70
g
0 .51
g
2 .10 28
17 .31 144,030 0 .71
g
0 .54
g
1 .62 41
5 .97 122,730 0 .75
g
0 .58
g
2 .58 30
2 .14 117,869 0 .66
f
0 .48
f
2 .28 25

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
LIFECYCLE 2010 FUND
Institutional Class:
11/30/23
#
$ 9 .53 $ 0 .14 $ 0 .16 $ 0 .30 $ — $ — $ — $ 9 .83
5/31/23 10 .29 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
5/31/20 11 .14 0 .32 0 .38 0 .70 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .27
5/31/19 11 .65 0 .28 ( 0 .06 ) 0 .22 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .14
Advisor Class:
11/30/23
#
9 .55 0 .14 0 .16 0 .30 — — — 9 .85
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
5/31/20 11 .15 0 .19 0 .53 0 .72 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .30
5/31/19 11 .66 0 .27 ( 0 .06 ) 0 .21 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .15
Premier Class:
11/30/23
#
9 .50 0 .13 0 .17 0 .30 — — — 9 .80
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
5/31/20 11 .11 0 .31 0 .37 0 .68 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 11 .24
5/31/19 11 .62 0 .27 ( 0 .07 ) 0 .20 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .11
Retirement Class:
11/30/23
#
11 .96 0 .16 0 .21 0 .37 — — — 12 .33
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
5/31/20 13 .22 0 .35 0 .45 0 .80 ( 0 .27 ) ( 0 .27 ) ( 0 .54 ) 13 .48
5/31/19 13 .68 0 .30 ( 0 .07 ) 0 .23 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 13 .22
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .15% $ 535,645 0 .44%
c ,g
0 .26%
c ,g
2 .86%
c
6%
( 0 .23 ) 570,203 0 .42
g
0 .24
g
3 .66 18
( 6 .34 ) 700,875 0 .41
g
0 .26
g
2 .34 21
17 .75 836,684 0 .42
g
0 .29
g
1 .84 38
6 .29 720,990 0 .46
g
0 .33
g
2 .85 28
2 .26 675,843 0 .35
f
0 .23
f
2 .50 22
3 .14 150 0 .49
c ,g
0 .31
c ,g
2 .80
c
6
( 0 .42 ) 146 0 .50
g
0 .32
g
3 .69 18
( 6 .32 ) 177 0 .48
g
0 .33
g
2 .29 21
17 .57 164 0 .49
g
0 .36
g
1 .81 38
6 .45 144 0 .56
g
0 .37
g
1 .67 28
2 .33 131 0 .39
f
0 .27
f
2 .39 22
3 .16 36,573 0 .59
c ,g
0 .41
c ,g
2 .73
c
6
( 0 .50 ) 40,794 0 .57
g
0 .39
g
3 .53 18
( 6 .45 ) 50,141 0 .56
g
0 .41
g
2 .16 21
17 .62 77,845 0 .57
g
0 .44
g
1 .70 38
6 .10 73,048 0 .61
g
0 .48
g
2 .68 28
2 .10 112,673 0 .50
f
0 .37
f
2 .39 22
3 .09 237,800 0 .69
c ,g
0 .51
c ,g
2 .61
c
6
( 0 .54 ) 245,451 0 .67
g
0 .49
g
3 .42 18
( 6 .56 ) 290,686 0 .66
g
0 .51
g
2 .09 21
17 .45 368,266 0 .67
g
0 .54
g
1 .62 38
6 .02 353,355 0 .71
g
0 .58
g
2 .58 28
2 .01 374,999 0 .60
f
0 .48
f
2 .26 22

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
LIFECYCLE 2015 FUND
Institutional Class:
11/30/23
#
$ 8 .50 $ 0 .12 $ 0 .16 $ 0 .28 $ — $ — $ — $ 8 .78
5/31/23 9 .18 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .28 ) ( 0 .34 ) ( 0 .62 ) 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
5/31/20 9 .45 0 .27 0 .34 0 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .62
5/31/19 10 .05 0 .24 ( 0 .10 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
Advisor Class:
11/30/23
#
8 .49 0 .12 0 .16 0 .28 — — — 8 .77
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
5/31/20 9 .45 0 .26 0 .34 0 .60 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .61
5/31/19 10 .05 0 .23 ( 0 .09 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
Premier Class:
11/30/23
#
8 .46 0 .11 0 .16 0 .27 — — — 8 .73
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
5/31/20 9 .41 0 .25 0 .33 0 .58 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 9 .57
5/31/19 10 .01 0 .22 ( 0 .09 ) 0 .13 ( 0 .29 ) ( 0 .44 ) ( 0 .73 ) 9 .41
Retirement Class:
11/30/23
#
11 .30 0 .14 0 .22 0 .36 — — — 11 .66
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
5/31/20 11 .82 0 .31 0 .41 0 .72 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 12 .13
5/31/19 12 .37 0 .26 ( 0 .10 ) 0 .16 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 11 .82
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .29% $ 776,841 0 .43%
c ,g
0 .23%
c ,g
2 .75%
c
6%
( 0 .39 ) 831,507 0 .42
g
0 .27
g
3 .61 18
( 6 .43 ) 1,005,382 0 .41
g
0 .27
g
2 .25 20
19 .56 1,217,691 0 .42
g
0 .29
g
1 .83 36
6 .43 1,088,594 0 .46
g
0 .34
g
2 .80 26
1 .89 1,061,156 0 .35
f
0 .23
f
2 .43 21
3 .30 394 0 .47
c ,g
0 .27
c ,g
2 .70
c
6
( 0 .52 ) 381 0 .53
g
0 .38
g
3 .49 18
( 6 .61 ) 390 0 .52
g
0 .38
g
2 .15 20
19 .60 255 0 .52
g
0 .39
g
1 .75 36
6 .29 185 0 .55
g
0 .39
g
2 .66 26
1 .88 126 0 .38
f
0 .26
f
2 .38 21
3 .19 47,348 0 .58
c ,g
0 .38
c ,g
2 .62
c
6
( 0 .57 ) 56,724 0 .57
g
0 .42
g
3 .48 18
( 6 .54 ) 71,144 0 .56
g
0 .42
g
2 .06 20
19 .47 116,117 0 .57
g
0 .44
g
1 .67 36
6 .14 107,025 0 .61
g
0 .49
g
2 .61 26
1 .83 173,266 0 .49
f
0 .37
f
2 .31 21
3 .19 330,277 0 .68
c ,g
0 .48
c ,g
2 .49
c
6
( 0 .66 ) 339,003 0 .67
g
0 .52
g
3 .36 18
( 6 .73 ) 393,955 0 .66
g
0 .52
g
2 .01 20
19 .34 500,838 0 .67
g
0 .54
g
1 .60 36
6 .06 492,656 0 .71
g
0 .59
g
2 .54 26
1 .74 548,992 0 .60
f
0 .48
f
2 .19 21

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
LIFECYCLE 2020 FUND
Institutional Class:
11/30/23
#
$ 8 .77 $ 0 .11 $ 0 .21 $ 0 .32 $ — $ — $ — $ 9 .09
5/31/23 9 .48 0 .31 ( 0 .37 ) ( 0 .06 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
5/31/20 9 .73 0 .27 0 .37 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .43 0 .23 ( 0 .13 ) 0 .10 ( 0 .31 ) ( 0 .49 ) ( 0 .80 ) 9 .73
Advisor Class:
11/30/23
#
8 .77 0 .11 0 .20 0 .31 — — — 9 .08
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
5/31/20 9 .73 0 .26 0 .38 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .42 0 .23 ( 0 .13 ) 0 .10 ( 0 .30 ) ( 0 .49 ) ( 0 .79 ) 9 .73
Premier Class:
11/30/23
#
8 .75 0 .11 0 .20 0 .31 — — — 9 .06
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
5/31/20 9 .70 0 .25 0 .38 0 .63 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 9 .87
5/31/19 10 .40 0 .22 ( 0 .14 ) 0 .08 ( 0 .29 ) ( 0 .49 ) ( 0 .78 ) 9 .70
Retirement Class:
11/30/23
#
12 .05 0 .14 0 .28 0 .42 — — — 12 .47
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
5/31/20 12 .45 0 .32 0 .47 0 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .79
5/31/19 13 .10 0 .27 ( 0 .16 ) 0 .11 ( 0 .27 ) ( 0 .49 ) ( 0 .76 ) 12 .45
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .65% $ 1,822,279 0 .42%
c ,g
0 .26%
c ,g
2 .52%
c
5%
( 0 .36 ) 1,921,359 0 .41
g
0 .27
g
3 .45 18
( 6 .86 ) 2,303,415 0 .40
g
0 .27
g
2 .15 22
21 .61 2,712,681 0 .42
g
0 .29
g
1 .82 38
6 .43 2,374,405 0 .47
g
0 .35
g
2 .75 26
1 .45 2,247,877 0 .36
f
0 .24
f
2 .33 23
3 .53 685 0 .51
c ,g
0 .34
c ,g
2 .43
c
5
( 0 .32 ) 695 0 .50
g
0 .36
g
3 .33 18
( 6 .93 ) 498 0 .46
g
0 .32
g
1 .91 22
21 .43 726 0 .48
g
0 .35
g
1 .26 38
6 .42 352 0 .51
g
0 .39
g
2 .61 26
1 .39 200 0 .35
f
0 .24
f
2 .32 23
3 .54 105,562 0 .57
c ,g
0 .41
c ,g
2 .40
c
5
( 0 .42 ) 141,676 0 .57
g
0 .42
g
3 .31 18
( 7 .06 ) 165,761 0 .55
g
0 .42
g
1 .96 22
21 .37 252,876 0 .57
g
0 .45
g
1 .66 38
6 .35 249,364 0 .62
g
0 .50
g
2 .53 26
1 .27 401,306 0 .50
f
0 .38
f
2 .21 23
3 .49 607,440 0 .67
c ,g
0 .51
c ,g
2 .27
c
5
( 0 .47 ) 642,436 0 .67
g
0 .52
g
3 .21 18
( 7 .17 ) 764,245 0 .65
g
0 .52
g
1 .89 22
21 .27 993,670 0 .67
g
0 .55
g
1 .59 38
6 .21 947,495 0 .72
g
0 .60
g
2 .50 26
1 .18 1,032,037 0 .60
f
0 .49
f
2 .09 23

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
LIFECYCLE 2025 FUND
Institutional Class:
11/30/23
#
$ 9 .09 $ 0 .10 $ 0 .28 $ 0 .38 $ — $ — $ — $ 9 .47
5/31/23 9 .85 0 .30 ( 0 .34 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
5/31/20 9 .89 0 .27 0 .40 0 .67 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 10 .04
5/31/19 10 .68 0 .22 ( 0 .21 ) 0 .01 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .89
Advisor Class:
11/30/23
#
9 .09 0 .10 0 .27 0 .37 — — — 9 .46
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
5/31/20 9 .88 0 .27 0 .39 0 .66 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .03
5/31/19 10 .68 0 .22 ( 0 .22 ) 0 .00
d
( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .88
Premier Class:
11/30/23
#
9 .05 0 .10 0 .26 0 .36 — — — 9 .41
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
5/31/20 9 .84 0 .24 0 .40 0 .64 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 9 .99
5/31/19 10 .63 0 .21 ( 0 .22 ) ( 0 .01 ) ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 9 .84
Retirement Class:
11/30/23
#
12 .69 0 .13 0 .37 0 .50 — — — 13 .19
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
5/31/20 12 .79 0 .32 0 .51 0 .83 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 13 .14
5/31/19 13 .57 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .27 ) ( 0 .50 ) ( 0 .77 ) 12 .79
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .18% $ 2,879,564 0 .43%
c ,g
0 .27%
c ,g
2 .23%
c
5%
( 0 .14 ) 2,939,672 0 .42
g
0 .27
g
3 .23 20
( 7 .33 ) 3,488,042 0 .40
g
0 .27
g
2 .01 25
24 .96 3,909,833 0 .43
g
0 .30
g
1 .76 40
6 .59 3,142,487 0 .48
g
0 .36
g
2 .66 28
0 .58 2,786,751 0 .37
f
0 .25
f
2 .18 20
4 .07 901 0 .50
c ,g
0 .34
c ,g
2 .16
c
5
( 0 .21 ) 855 0 .51
g
0 .36
g
2 .99 20
( 7 .32 ) 391 0 .48
g
0 .34
g
1 .93 25
24 .93 553 0 .49
g
0 .36
g
1 .35 40
6 .55 133 0 .54
g
0 .42
g
2 .66 28
0 .53 125 0 .40
f
0 .28
f
2 .18 20
3 .98 179,741 0 .58
c ,g
0 .42
c ,g
2 .11
c
5
( 0 .20 ) 221,273 0 .57
g
0 .42
g
3 .09 20
( 7 .44 ) 236,147 0 .55
g
0 .42
g
1 .83 25
24 .80 336,773 0 .58
g
0 .45
g
1 .59 40
6 .41 295,668 0 .63
g
0 .51
g
2 .39 28
0 .51 488,247 0 .51
f
0 .39
f
2 .06 20
3 .94 814,300 0 .68
c ,g
0 .52
c ,g
1 .98
c
5
( 0 .30 ) 845,520 0 .67
g
0 .52
g
3 .00 20
( 7 .55 ) 973,393 0 .65
g
0 .52
g
1 .75 25
24 .64 1,217,409 0 .68
g
0 .55
g
1 .52 40
6 .40 1,103,642 0 .73
g
0 .61
g
2 .39 28
0 .33 1,131,196 0 .61
f
0 .50
f
1 .95 20

Financial Highlights
(continued)
See Notes to Financial Statements
68
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
LIFECYCLE 2030 FUND
Institutional Class:
11/30/23
#
$ 9 .20 $ 0 .09 $ 0 .35 $ 0 .44 $ — $ — $ — $ 9 .64
5/31/23 9 .97 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .24 ) ( 0 .51 ) ( 0 .75 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
5/31/20 9 .87 0 .26 0 .42 0 .68 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .29 ) ( 0 .08 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 9 .87
Advisor Class:
11/30/23
#
9 .20 0 .08 0 .36 0 .44 — — — 9 .64
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
5/31/20 9 .87 0 .20 0 .47 0 .67 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .30 ) ( 0 .09 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 9 .87
Premier Class:
11/30/23
#
9 .14 0 .08 0 .35 0 .43 — — — 9 .57
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
5/31/20 9 .82 0 .23 0 .42 0 .65 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 9 .96
5/31/19 10 .73 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 9 .82
Retirement Class:
11/30/23
#
13 .22 0 .11 0 .51 0 .62 — — — 13 .84
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
5/31/20 13 .04 0 .31 0 .54 0 .85 ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 13 .39
5/31/19 13 .96 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .26 ) ( 0 .53 ) ( 0 .79 ) 13 .04
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .78% $ 3,420,474 0 .43%
c ,g
0 .28%
c ,g
1 .85%
c
6%
0 .15 3,405,403 0 .42
g
0 .27
g
2 .97 22
( 7 .66 ) 3,872,654 0 .41
g
0 .26
g
1 .86 26
28 .49 4,216,718 0 .43
g
0 .30
g
1 .69 41
6 .69 3,244,106 0 .49
g
0 .37
g
2 .57 26
( 0 .25 ) 2,793,594 0 .38
f
0 .26
f
2 .03 20
4 .78 678 0 .51
c ,g
0 .36
c ,g
1 .76
c
6
0 .09 597 0 .50
g
0 .34
g
2 .77 22
( 7 .71 ) 497 0 .46
g
0 .31
g
1 .88 26
28 .41 520 0 .50
g
0 .37
g
1 .65 41
6 .65 317 0 .56
g
0 .44
g
2 .02 26
( 0 .32 ) 117 0 .43
f
0 .32
f
2 .01 20
4 .70 213,405 0 .58
c ,g
0 .43
c ,g
1 .71
c
6
( 0 .01 ) 246,776 0 .57
g
0 .42
g
2 .84 22
( 7 .87 ) 265,245 0 .56
g
0 .41
g
1 .66 26
28 .35 369,690 0 .58
g
0 .45
g
1 .52 41
6 .52 310,511 0 .64
g
0 .52
g
2 .26 26
( 0 .33 ) 505,271 0 .52
f
0 .40
f
1 .90 20
4 .69 885,217 0 .68
c ,g
0 .53
c ,g
1 .60
c
6
( 0 .10 ) 899,081 0 .67
g
0 .52
g
2 .74 22
( 7 .94 ) 1,008,369 0 .66
g
0 .51
g
1 .60 26
28 .25 1,254,456 0 .68
g
0 .55
g
1 .46 41
6 .42 1,064,906 0 .74
g
0 .62
g
2 .29 26
( 0 .54 ) 1,062,709 0 .62
f
0 .50
f
1 .79 20

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
LIFECYCLE 2035 FUND
Institutional Class:
11/30/23
#
$ 9 .35 $ 0 .07 $ 0 .45 $ 0 .52 $ — $ — $ — $ 9 .87
5/31/23 10 .13 0 .25 ( 0 .22 ) 0 .03 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
5/31/20 9 .97 0 .25 0 .44 0 .69 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 10 .07
5/31/19 10 .99 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .97
Advisor Class:
11/30/23
#
9 .33 0 .06 0 .46 0 .52 — — — 9 .85
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
5/31/20 9 .96 0 .28 0 .40 0 .68 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .06
5/31/19 10 .98 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .96
Premier Class:
11/30/23
#
9 .31 0 .06 0 .46 0 .52 — — — 9 .83
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
5/31/20 9 .93 0 .22 0 .45 0 .67 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 10 .04
5/31/19 10 .95 0 .18 ( 0 .38 ) ( 0 .20 ) ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 9 .93
Retirement Class:
11/30/23
#
13 .88 0 .08 0 .68 0 .76 — — — 14 .64
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
5/31/20 13 .44 0 .31 0 .58 0 .89 ( 0 .19 ) ( 0 .36 ) ( 0 .55 ) 13 .78
5/31/19 14 .50 0 .23 ( 0 .49 ) ( 0 .26 ) ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 13 .44
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .56% $ 3,700,863 0 .44%
c ,g
0 .27%
c ,g
1 .43%
c
6%
0 .66 3,634,034 0 .43
g
0 .26
g
2 .68 25
( 8 .19 ) 4,103,430 0 .41
g
0 .25
g
1 .72 27
32 .19 4,468,950 0 .44
g
0 .30
g
1 .63 44
6 .67 3,369,098 0 .50
g
0 .38
g
2 .48 23
( 1 .08 ) 2,855,455 0 .38
f
0 .27
f
1 .87 17
5 .57 667 0 .54
c ,g
0 .37
c ,g
1 .32
c
6
0 .46 597 0 .52
g
0 .36
g
2 .58 25
( 8 .20 ) 447 0 .49
g
0 .34
g
1 .64 27
32 .02 472 0 .52
g
0 .39
g
1 .56 44
6 .64 363 0 .58
g
0 .46
g
2 .74 23
( 1 .11 ) 110 0 .40
f
0 .29
f
1 .89 17
5 .59 215,802 0 .59
c ,g
0 .42
c ,g
1 .29
c
6
0 .39 264,692 0 .58
g
0 .41
g
2 .55 25
( 8 .29 ) 277,894 0 .56
g
0 .40
g
1 .52 27
31 .99 396,128 0 .59
g
0 .45
g
1 .46 44
6 .59 324,978 0 .65
g
0 .53
g
2 .14 23
( 1 .25 ) 550,501 0 .52
f
0 .41
f
1 .75 17
5 .48 856,483 0 .69
c ,g
0 .52
c ,g
1 .18
c
6
0 .38 853,592 0 .68
g
0 .51
g
2 .46 25
( 8 .42 ) 923,818 0 .66
g
0 .50
g
1 .46 27
31 .86 1,157,175 0 .69
g
0 .55
g
1 .40 44
6 .48 978,160 0 .75
g
0 .63
g
2 .21 23
( 1 .37 ) 980,659 0 .63
f
0 .51
f
1 .63 17

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
LIFECYCLE 2040 FUND
Institutional Class:
11/30/23
#
$ 9 .35 $ 0 .05 $ 0 .56 $ 0 .61 $ — $ — $ — $ 9 .96
5/31/23 10 .12 0 .23 ( 0 .17 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
5/31/21 9 .99 0 .18 3 .30 3 .48 ( 0 .33 ) ( 0 .62 ) ( 0 .95 ) 12 .52
5/31/20 9 .91 0 .24 0 .46 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .99
5/31/19 11 .15 0 .18 ( 0 .47 ) ( 0 .29 ) ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 9 .91
Advisor Class:
11/30/23
#
9 .34 0 .04 0 .56 0 .60 — — — 9 .94
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
5/31/21 9 .98 0 .17 3 .30 3 .47 ( 0 .32 ) ( 0 .62 ) ( 0 .94 ) 12 .51
5/31/20 9 .90 0 .23 0 .47 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .98
5/31/19 11 .14 0 .18 ( 0 .48 ) ( 0 .30 ) ( 0 .28 ) ( 0 .66 ) ( 0 .94 ) 9 .90
Premier Class:
11/30/23
#
9 .32 0 .04 0 .55 0 .59 — — — 9 .91
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
5/31/21 9 .95 0 .15 3 .31 3 .46 ( 0 .31 ) ( 0 .62 ) ( 0 .93 ) 12 .48
5/31/20 9 .87 0 .20 0 .48 0 .68 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 9 .95
5/31/19 11 .11 0 .16 ( 0 .47 ) ( 0 .31 ) ( 0 .27 ) ( 0 .66 ) ( 0 .93 ) 9 .87
Retirement Class:
11/30/23
#
14 .46 0 .05 0 .87 0 .92 — — — 15 .38
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
5/31/21 14 .05 0 .21 4 .69 4 .90 ( 0 .29 ) ( 0 .62 ) ( 0 .91 ) 18 .04
5/31/20 13 .71 0 .30 0 .62 0 .92 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 14 .05
5/31/19 15 .03 0 .21 ( 0 .62 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) ( 0 .91 ) 13 .71
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .52% $ 4,447,941 0 .44%
c ,g
0 .26%
c ,g
0 .98%
c
5%
1 .11 4,401,861 0 .43
g
0 .25
g
2 .42 26
( 8 .47 ) 4,851,096 0 .41
g
0 .24
g
1 .61 29
35 .87 5,311,332 0 .44
g
0 .29
g
1 .54 46
6 .74 3,930,425 0 .51
g
0 .39
g
2 .36 23
( 2 .09 ) 3,346,627 0 .39
f
0 .27
f
1 .68 18
6 .42 445 0 .53
c ,g
0 .35
c ,g
0 .87
c
5
1 .04 367 0 .52
g
0 .33
g
2 .27 26
( 8 .55 ) 239 0 .48
g
0 .31
g
1 .53 29
35 .84 305 0 .51
g
0 .37
g
1 .48 46
6 .70 204 0 .57
g
0 .45
g
2 .27 23
( 2 .13 ) 130 0 .41
f
0 .30
f
1 .70 18
6 .33 250,528 0 .59
c ,g
0 .41
c ,g
0 .83
c
5
0 .94 305,164 0 .58
g
0 .40
g
2 .28 26
( 8 .57 ) 314,758 0 .56
g
0 .39
g
1 .44 29
35 .81 441,951 0 .59
g
0 .45
g
1 .36 46
6 .55 372,625 0 .66
g
0 .54
g
1 .97 23
( 2 .28 ) 678,439 0 .53
f
0 .41
f
1 .56 18
6 .36 992,516 0 .69
c ,g
0 .51
c ,g
0 .73
c
5
0 .79 991,507 0 .68
g
0 .50
g
2 .20 26
( 8 .67 ) 1,085,996 0 .66
g
0 .49
g
1 .36 29
35 .59 1,391,417 0 .69
g
0 .55
g
1 .31 46
6 .51 1,161,770 0 .76
g
0 .64
g
2 .08 23
( 2 .37 ) 1,176,223 0 .63
f
0 .52
f
1 .44 18

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
LIFECYCLE 2045 FUND
Institutional Class:
11/30/23
#
$ 11 .69 $ 0 .04 $ 0 .79 $ 0 .83 $ — $ — $ — $ 12 .52
5/31/23 12 .61 0 .26 ( 0 .18 ) 0 .08 ( 0 .20 ) ( 0 .80 ) ( 1 .00 ) 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
5/31/20 11 .89 0 .28 0 .55 0 .83 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .98
5/31/19 12 .88 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
Advisor Class:
11/30/23
#
11 .69 0 .03 0 .79 0 .82 — — — 12 .51
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
5/31/20 11 .89 0 .27 0 .57 0 .84 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .99
5/31/19 12 .88 0 .20 ( 0 .60 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
Premier Class:
11/30/23
#
11 .62 0 .03 0 .79 0 .82 — — — 12 .44
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
5/31/20 11 .83 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .93
5/31/19 12 .82 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .28 ) ( 0 .29 ) ( 0 .57 ) 11 .83
Retirement Class:
11/30/23
#
11 .57 0 .03 0 .77 0 .80 — — — 12 .37
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
5/31/20 11 .80 0 .24 0 .56 0 .80 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .89
5/31/19 12 .78 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .27 ) ( 0 .29 ) ( 0 .56 ) 11 .80
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .10% $ 3,244,607 0 .45%
c ,g
0 .26%
c ,g
0 .67%
c
6%
1 .08 3,141,514 0 .43
g
0 .25
g
2 .19 27
( 8 .63 ) 3,351,968 0 .41
g
0 .23
g
1 .52 29
39 .80 3,557,269 0 .44
g
0 .30
g
1 .44 46
6 .60 2,441,105 0 .52
g
0 .40
g
2 .25 19
( 2 .79 ) 1,915,136 0 .40
f
0 .28
f
1 .55 13
7 .01 659 0 .54
c ,g
0 .35
c ,g
0 .57
c
6
1 .03 565 0 .52
g
0 .33
g
1 .67 27
( 8 .67 ) 168 0 .45
g
0 .27
g
1 .55 29
39 .64 153 0 .50
g
0 .35
g
1 .57 46
6 .66 155 0 .56
g
0 .44
g
2 .23 19
( 2 .79 ) 117 0 .39
f
0 .28
f
1 .57 13
7 .06 178,054 0 .60
c ,g
0 .41
c ,g
0 .53
c
6
0 .92 225,586 0 .58
g
0 .40
g
2 .06 27
( 8 .77 ) 224,448 0 .56
g
0 .38
g
1 .34 29
39 .52 309,234 0 .59
g
0 .45
g
1 .26 46
6 .50 234,573 0 .67
g
0 .55
g
1 .81 19
( 2 .96 ) 435,004 0 .54
f
0 .42
f
1 .41 13
6 .91 590,745 0 .70
c ,g
0 .51
c ,g
0 .42
c
6
0 .90 581,879 0 .68
g
0 .50
g
1 .97 27
( 8 .89 ) 613,731 0 .66
g
0 .48
g
1 .26 29
39 .38 779,894 0 .69
g
0 .55
g
1 .21 46
6 .40 621,730 0 .77
g
0 .65
g
1 .98 19
( 3 .00 ) 599,598 0 .64
f
0 .52
f
1 .30 13

Financial Highlights
(continued)
See Notes to Financial Statements
76
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
LIFECYCLE 2050 FUND
Institutional Class:
11/30/23
#
$ 11 .97 $ 0 .03 $ 0 .85 $ 0 .88 $ — $ — $ — $ 12 .85
5/31/23 12 .89 0 .25 ( 0 .18 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
5/31/21 12 .05 0 .20 4 .57 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .83
5/31/20 11 .94 0 .28 0 .56 0 .84 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .05
5/31/19 12 .95 0 .19 ( 0 .61 ) ( 0 .42 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .94
Advisor Class:
11/30/23
#
11 .98 0 .03 0 .84 0 .87 — — — 12 .85
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
5/31/21 12 .04 0 .14 4 .63 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .82
5/31/20 11 .95 0 .28 0 .54 0 .82 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .04
5/31/19 12 .95 0 .19 ( 0 .60 ) ( 0 .41 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .95
Premier Class:
11/30/23
#
11 .91 0 .02 0 .85 0 .87 — — — 12 .78
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
5/31/21 12 .00 0 .18 4 .55 4 .73 ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 15 .76
5/31/20 11 .89 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 12 .00
5/31/19 12 .89 0 .17 ( 0 .60 ) ( 0 .43 ) ( 0 .28 ) ( 0 .29 ) ( 0 .57 ) 11 .89
Retirement Class:
11/30/23
#
11 .84 0 .02 0 .84 0 .86 — — — 12 .70
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
5/31/21 11 .94 0 .17 4 .53 4 .70 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 15 .68
5/31/20 11 .85 0 .24 0 .55 0 .79 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 11 .94
5/31/19 12 .85 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .27 ) ( 0 .29 ) ( 0 .56 ) 11 .85
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .35% $ 2,565,411 0 .45%
c ,g
0 .25%
c ,g
0 .54%
c
6%
1 .06 2,485,183 0 .44
g
0 .24
g
2 .09 26
( 8 .73 ) 2,529,399 0 .41
g
0 .22
g
1 .49 27
40 .55 2,626,383 0 .45
g
0 .29
g
1 .43 43
6 .70 1,730,080 0 .52
g
0 .40
g
2 .24 18
( 2 .97 ) 1,267,704 0 .40
f
0 .28
f
1 .52 12
7 .26 385 0 .52
c ,g
0 .33
c ,g
0 .46
c
6
1 .00 331 0 .50
g
0 .31
g
1 .90 26
( 8 .75 ) 580 0 .49
g
0 .30
g
0 .93 27
40 .56 395 0 .49
g
0 .33
g
0 .96 43
6 .51 118 0 .55
g
0 .42
g
2 .22 18
( 2 .90 ) 117 0 .40
f
0 .28
f
1 .55 12
7 .30 128,742 0 .60
c ,g
0 .40
c ,g
0 .40
c
6
0 .89 163,684 0 .59
g
0 .39
g
1 .97 26
( 8 .86 ) 159,978 0 .56
g
0 .37
g
1 .34 27
40 .35 205,713 0 .60
g
0 .44
g
1 .25 43
6 .50 152,698 0 .67
g
0 .55
g
1 .74 18
( 3 .07 ) 319,987 0 .55
f
0 .43
f
1 .38 12
7 .26 422,089 0 .70
c ,g
0 .50
c ,g
0 .29
c
6
0 .79 416,557 0 .69
g
0 .49
g
1 .88 26
( 8 .93 ) 439,910 0 .66
g
0 .47
g
1 .22 27
40 .27 549,874 0 .70
g
0 .54
g
1 .19 43
6 .33 424,505 0 .77
g
0 .65
g
1 .95 18
( 3 .19 ) 399,296 0 .65
f
0 .53
f
1 .27 12

Financial Highlights
(continued)
See Notes to Financial Statements
78
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
LIFECYCLE 2055 FUND
Institutional Class:
11/30/23
#
$ 14 .17 $ 0 .04 $ 1 .02 $ 1 .06 $ — $ — $ — $ 15 .23
5/31/23 15 .18 0 .29 ( 0 .21 ) 0 .08 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .38 0 .26 ( 1 .68 ) ( 1 .42 ) ( 0 .63 ) ( 1 .15 ) ( 1 .78 ) 15 .18
5/31/21 13 .77 0 .23 5 .32 5 .55 ( 0 .41 ) ( 0 .53 ) ( 0 .94 ) 18 .38
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
5/31/19 14 .69 0 .21 ( 0 .70 ) ( 0 .49 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .61
Advisor Class:
11/30/23
#
14 .17 0 .03 1 .01 1 .04 — — — 15 .21
5/31/23 15 .17 0 .25 ( 0 .16 ) 0 .09 ( 0 .22 ) ( 0 .87 ) ( 1 .09 ) 14 .17
5/31/22 18 .37 0 .26 ( 1 .69 ) ( 1 .43 ) ( 0 .62 ) ( 1 .15 ) ( 1 .77 ) 15 .17
5/31/21 13 .77 0 .23 5 .30 5 .53 ( 0 .40 ) ( 0 .53 ) ( 0 .93 ) 18 .37
5/31/20 13 .61 0 .31 0 .63 0 .94 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 13 .77
5/31/19 14 .69 0 .22 ( 0 .71 ) ( 0 .49 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .61
Premier Class:
11/30/23
#
14 .11 0 .03 1 .00 1 .03 — — — 15 .14
5/31/23 15 .11 0 .27 ( 0 .20 ) 0 .07 ( 0 .20 ) ( 0 .87 ) ( 1 .07 ) 14 .11
5/31/22 18 .30 0 .23 ( 1 .67 ) ( 1 .44 ) ( 0 .60 ) ( 1 .15 ) ( 1 .75 ) 15 .11
5/31/21 13 .72 0 .20 5 .29 5 .49 ( 0 .38 ) ( 0 .53 ) ( 0 .91 ) 18 .30
5/31/20 13 .56 0 .24 0 .67 0 .91 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .72
5/31/19 14 .63 0 .19 ( 0 .69 ) ( 0 .50 ) ( 0 .31 ) ( 0 .26 ) ( 0 .57 ) 13 .56
Retirement Class:
11/30/23
#
14 .09 0 .02 1 .01 1 .03 — — — 15 .12
5/31/23 15 .10 0 .26 ( 0 .21 ) 0 .05 ( 0 .19 ) ( 0 .87 ) ( 1 .06 ) 14 .09
5/31/22 18 .29 0 .21 ( 1 .67 ) ( 1 .46 ) ( 0 .58 ) ( 1 .15 ) ( 1 .73 ) 15 .10
5/31/21 13 .71 0 .19 5 .29 5 .48 ( 0 .37 ) ( 0 .53 ) ( 0 .90 ) 18 .29
5/31/20 13 .56 0 .27 0 .63 0 .90 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 13 .71
5/31/19 14 .63 0 .17 ( 0 .68 ) ( 0 .51 ) ( 0 .30 ) ( 0 .26 ) ( 0 .56 ) 13 .56
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .48% $ 1,269,517 0 .46%
c ,g
0 .26%
c ,g
0 .49%
c
9%
1 .08 1,189,521 0 .44
g
0 .24
g
2 .05 25
( 8 .73 ) 1,127,411 0 .42
g
0 .22
g
1 .47 26
41 .14 1,092,033 0 .47
g
0 .29
g
1 .41 41
6 .56 653,177 0 .54
g
0 .40
g
2 .24 18
( 3 .04 ) 404,603 0 .43
f
0 .29
f
1 .49 10
7 .34 407 0 .54
c ,g
0 .34
c ,g
0 .40
c
9
1 .11 334 0 .51
g
0 .31
g
1 .79 25
( 8 .78 ) 155 0 .45
g
0 .26
g
1 .49 26
41 .04 162 0 .50
g
0 .33
g
1 .40 41
6 .56 121 0 .56
g
0 .41
g
2 .20 18
( 3 .05 ) 119 0 .42
f
0 .28
f
1 .52 10
7 .30 66,007 0 .61
c ,g
0 .41
c ,g
0 .34
c
9
0 .99 81,671 0 .59
g
0 .39
g
1 .93 25
( 8 .86 ) 76,685 0 .57
g
0 .37
g
1 .33 26
40 .88 93,442 0 .60
g
0 .44
g
1 .24 41
6 .37 62,637 0 .69
g
0 .55
g
1 .68 18
( 3 .14 ) 135,603 0 .57
f
0 .43
f
1 .35 10
7 .31 199,413 0 .71
c ,g
0 .51
c ,g
0 .24
c
9
0 .82 194,120 0 .69
g
0 .49
g
1 .85 25
( 8 .97 ) 195,461 0 .67
g
0 .47
g
1 .21 26
40 .80 237,666 0 .71
g
0 .54
g
1 .18 41
6 .28 181,024 0 .79
g
0 .65
g
1 .95 18
( 3 .24 ) 155,354 0 .67
f
0 .53
f
1 .24 10

Financial Highlights
(continued)
See Notes to Financial Statements
80
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
LIFECYCLE 2060 FUND
Institutional Class:
11/30/23
#
$ 12 .23 $ 0 .03 $ 0 .89 $ 0 .92 $ — $ — $ — $ 13 .15
5/31/23 12 .96 0 .24 ( 0 .15 ) 0 .09 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .23
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
5/31/21 11 .35 0 .19 4 .45 4 .64 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .36
5/31/20 11 .13 0 .25 0 .52 0 .77 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 11 .35
5/31/19 12 .02 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
Advisor Class:
11/30/23
#
12 .21 0 .02 0 .90 0 .92 — — — 13 .13
5/31/23 12 .95 0 .22 ( 0 .15 ) 0 .07 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 12 .21
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
5/31/21 11 .35 0 .17 4 .46 4 .63 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .35
5/31/20 11 .13 0 .25 0 .51 0 .76 ( 0 .20 ) ( 0 .34 ) ( 0 .54 ) 11 .35
5/31/19 12 .02 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
Premier Class:
11/30/23
#
12 .19 0 .02 0 .89 0 .91 — — — 13 .10
5/31/23 12 .92 0 .23 ( 0 .16 ) 0 .07 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .19
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
5/31/21 11 .33 0 .17 4 .44 4 .61 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 15 .33
5/31/20 11 .11 0 .19 0 .56 0 .75 ( 0 .19 ) ( 0 .34 ) ( 0 .53 ) 11 .33
5/31/19 12 .00 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 11 .11
Retirement Class:
11/30/23
#
12 .17 0 .01 0 .89 0 .90 — — — 13 .07
5/31/23 12 .90 0 .21 ( 0 .15 ) 0 .06 ( 0 .16 ) ( 0 .63 ) ( 0 .79 ) 12 .17
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
5/31/21 11 .31 0 .16 4 .43 4 .59 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 15 .30
5/31/20 11 .10 0 .22 0 .51 0 .73 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 11 .31
5/31/19 11 .99 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .24 ) ( 0 .21 ) ( 0 .45 ) 11 .10
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .52% $ 501,989 0 .48%
c ,g
0 .26%
c ,g
0 .43%
c
11%
1 .16 436,209 0 .47
g
0 .24
g
2 .00 24
( 8 .71 ) 364,640 0 .45
g
0 .22
g
1 .48 26
41 .61 313,864 0 .49
g
0 .29
g
1 .39 40
6 .60 155,744 0 .62
g
0 .39
g
2 .18 22
( 3 .17 ) 81,477 0 .55
f
0 .29
f
1 .54 36
7 .53 469 0 .57
c ,g
0 .34
c ,g
0 .35
c
11
1 .02 397 0 .55
g
0 .31
g
1 .85 24
( 8 .77 ) 208 0 .51
g
0 .28
g
1 .48 26
41 .50 241 0 .54
g
0 .34
g
1 .25 40
6 .60 117 0 .66
g
0 .44
g
2 .16 22
( 3 .20 ) 115 0 .55
f
0 .30
f
1 .51 36
7 .47 21,634 0 .63
c ,g
0 .40
c ,g
0 .29
c
11
1 .01 23,600 0 .62
g
0 .39
g
1 .90 24
( 8 .92 ) 19,013 0 .60
g
0 .37
g
1 .39 26
41 .44 18,792 0 .64
g
0 .44
g
1 .25 40
6 .48 10,846 0 .77
g
0 .55
g
1 .68 22
( 3 .31 ) 18,553 0 .70
f
0 .44
f
1 .39 36
7 .40 72,566 0 .73
c ,g
0 .51
c ,g
0 .19
c
11
0 .90 67,883 0 .72
g
0 .49
g
1 .78 24
( 8 .97 ) 60,036 0 .70
g
0 .47
g
1 .22 26
41 .31 63,880 0 .74
g
0 .54
g
1 .16 40
6 .32 38,705 0 .87
g
0 .65
g
1 .91 22
( 3 .41 ) 27,045 0 .79
f
0 .53
f
1 .27 36

Financial Highlights
(continued)
See Notes to Financial Statements
82
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
LIFECYCLE 2065 FUND
Institutional Class:
11/30/23
#
$ 10 .53 $ 0 .02 $ 0 .78 $ 0 .80 $ — $ — $ — $ 11 .33
5/31/23 10 .74 0 .19 ( 0 .09 ) 0 .10 ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .53
5/31/22 12 .45 0 .17 ( 1 .15 ) ( 0 .98 ) ( 0 .41 ) ( 0 .32 ) ( 0 .73 ) 10 .74
5/31/21
*
10 .00 0 .14 2 .60 2 .74 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .45
Advisor Class:
11/30/23
#
10 .34 0 .02 0 .77 0 .79 — — — 11 .13
5/31/23 10 .55 0 .20 ( 0 .11 ) 0 .09 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 10 .34
5/31/22 12 .44 0 .19 ( 1 .21 ) ( 1 .02 ) ( 0 .55 ) ( 0 .32 ) ( 0 .87 ) 10 .55
5/31/21
*
10 .00 0 .13 2 .60 2 .73 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .44
Premier Class:
11/30/23
#
10 .39 0 .01 0 .77 0 .78 — — — 11 .17
5/31/23 10 .59 0 .18 ( 0 .10 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .39
5/31/22 12 .43 0 .13 ( 1 .13 ) ( 1 .00 ) ( 0 .52 ) ( 0 .32 ) ( 0 .84 ) 10 .59
5/31/21
*
10 .00 0 .12 2 .60 2 .72 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .43
Retirement Class:
11/30/23
#
10 .53 0 .01 0 .78 0 .79 — — — 11 .32
5/31/23 10 .73 0 .17 ( 0 .09 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .53
5/31/22 12 .42 0 .10 ( 1 .07 ) ( 0 .97 ) ( 0 .40 ) ( 0 .32 ) ( 0 .72 ) 10 .73
5/31/21
*
10 .00 0 .12 2 .58 2 .70 ( 0 .25 ) ( 0 .03 ) ( 0 .28 ) 12 .42
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .60% $ 46,411 0 .88%
c ,g
0 .25%
c ,g
0 .38%
c
20%
1 .07 31,199 0 .95
g
0 .23
g
1 .85 55
( 8 .52 ) 17,581 1 .80
g
0 .21
g
1 .44 109
27 .76 4,818 4 .73
c ,g
0 .26
c ,g
1 .81
c
49
7 .64 593 0 .90
c ,g
0 .27
c ,g
0 .39
c
20
1 .05 541 0 .96
g
0 .24
g
2 .04 55
( 8 .96 ) 527 1 .81
g
0 .23
g
1 .55 109
27 .62 622 5 .07
c ,g
0 .41
c ,g
1 .70
c
49
7 .51 3,055 1 .04
c ,g
0 .40
c ,g
0 .23
c
20
0 .94 2,922 1 .10
g
0 .38
g
1 .84 55
( 8 .78 ) 1,784 1 .96
g
0 .36
g
1 .11 109
27 .51 726 5 .20
c ,g
0 .41
c ,g
1 .60
c
49
7 .50 10,012 1 .14
c ,g
0 .50
c ,g
0 .14
c
20
0 .88 7,460 1 .20
g
0 .48
g
1 .71 55
( 8 .46 ) 3,862 2 .06
g
0 .46
g
0 .91 109
27 .38 802 5 .33
c ,g
0 .51
c ,g
1 .54
c
49

Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-
family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-
end management investment company. The following are the TIAA-CREF Funds included in this report: Lifecycle Retirement Income
Fund (“Lifecycle Retirement Income”), Lifecycle 2010 Fund (“Lifecycle 2010”), Lifecycle 2015 Fund (“Lifecycle 2015”), Lifecycle
2020 Fund (“Lifecycle 2020”), Lifecycle 2025 Fund (“Lifecycle 2025”), Lifecycle 2030 Fund (“Lifecycle 2030”), Lifecycle 2035 Fund
(“Lifecycle 2035”), Lifecycle 2040 Fund (“Lifecycle 2040”), Lifecycle 2045 Fund (“Lifecycle 2045”), Lifecycle 2050 Fund (“Lifecycle
2050”), Lifecycle 2055 Fund (“Lifecycle 2055”), Lifecycle 2060 Fund (“Lifecycle 2060”), and Lifecycle 2065 Fund (“Lifecycle 2065”).
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Class and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class,
Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC
(“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 407,591,263 $ — $ — $ — $ 407,591,263
TIAA-CREF Real Property Fund LP — — — 22,252,351 22,252,351
Short-term investments — 242,000 — — 242,000
Total $ 407,591,263 $ 242,000 $ — $ 22,252,351 $ 430,085,614
Lifecycle 2010
Registered investment companies $ 782,214,279 $ — $ — $ — $ 782,214,279
TIAA-CREF Real Property Fund LP — — — 27,961,620 27,961,620
Total $ 782,214,279 $ — $ — $ 27,961,620 $ 810,175,899
Lifecycle 2015
Registered investment companies $ 1,094,172,500 $ — $ — $ — $ 1,094,172,500
TIAA-CREF Real Property Fund LP — — — 59,728,975 59,728,975
Total $ 1,094,172,500 $ — $ — $ 59,728,975 $ 1,153,901,475
Lifecycle 2020
Registered investment companies $ 2,403,472,445 $ — $ — $ — $ 2,403,472,445
TIAA-CREF Real Property Fund LP — — — 131,162,629 131,162,629
Total $ 2,403,472,445 $ — $ — $ 131,162,629 $ 2,534,635,074
Lifecycle 2025
Registered investment companies $ 3,675,449,053 $ — $ — $ — $ 3,675,449,053
TIAA-CREF Real Property Fund LP — — — 200,497,200 200,497,200
Short-term investments — 415,000 — — 415,000
Total $ 3,675,449,053 $ 415,000 $ — $ 200,497,200 $ 3,876,361,253
Lifecycle 2030
Registered investment companies $ 4,283,533,033 $ — $ — $ — $ 4,283,533,033
TIAA-CREF Real Property Fund LP — — — 233,530,980 233,530,980
Total $ 4,283,533,033 $ — $ — $ 233,530,980 $ 4,517,064,013

Notes to Financial Statements
(Unaudited) (continued)

4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the Portfolios.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2035
Registered investment companies $ 4,523,851,348 $ — $ — $ — $ 4,523,851,348
TIAA-CREF Real Property Fund LP — — — 246,464,927 246,464,927
Short-term investments — 1,422,000 — — 1,422,000
Total $ 4,523,851,348 $ 1,422,000 $ — $ 246,464,927 $ 4,771,738,275
Lifecycle 2040
Registered investment companies $ 5,390,908,778 $ — $ — $ — $ 5,390,908,778
TIAA-CREF Real Property Fund LP — — — 293,466,991 293,466,991
Total $ 5,390,908,778 $ — $ — $ 293,466,991 $ 5,684,375,769
Lifecycle 2045
Registered investment companies $ 3,802,218,693 $ — $ — $ — $ 3,802,218,693
TIAA-CREF Real Property Fund LP — — — 206,868,028 206,868,028
Total $ 3,802,218,693 $ — $ — $ 206,868,028 $ 4,009,086,721
Lifecycle 2050
Registered investment companies $ 2,951,410,165 $ — $ — $ — $ 2,951,410,165
TIAA-CREF Real Property Fund LP — — — 160,534,183 160,534,183
Total $ 2,951,410,165 $ — $ — $ 160,534,183 $ 3,111,944,348
Lifecycle 2055
Registered investment companies $ 1,453,293,458 $ — $ — $ — $ 1,453,293,458
TIAA-CREF Real Property Fund LP — — — 79,041,912 79,041,912
Short-term investments — 423,000 — — 423,000
Total $ 1,453,293,458 $ 423,000 $ — $ 79,041,912 $ 1,532,758,370
Lifecycle 2060
Registered investment companies $ 564,458,826 $ — $ — $ — $ 564,458,826
TIAA-CREF Real Property Fund LP — — — 30,697,524 30,697,524
Short-term investments — 585,000 — — 585,000
Total $ 564,458,826 $ 585,000 $ — $ 30,697,524 $ 595,741,350
Lifecycle 2065
Registered investment companies $ 56,735,728 $ — $ — $ — $ 56,735,728
TIAA-CREF Real Property Fund LP — — — 3,085,342 3,085,342
Short-term investments — 16,000 — — 16,000
Total $ 56,735,728 $ 16,000 $ — $ 3,085,342 $ 59,837,070
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 26,431,158 $ 49,542,225
12.2
Lifecycle 2010 50,389,872 110,164,162
12.3
Lifecycle 2015 66,583,648 162,015,884
12.4
Lifecycle 2020 130,561,294 364,109,393
12.5
Lifecycle 2025 213,929,026 459,878,169
12.6
Lifecycle 2030 250,518,616 453,441,830
12.7
Lifecycle 2035 268,789,322 476,018,730
12.8
Lifecycle 2040 272,542,531 616,043,959
12.9
Lifecycle 2045 219,317,581 416,588,543
13.01
Lifecycle 2050 185,553,244 350,255,984
13.1
Lifecycle 2055 128,026,236 164,692,510
13.2
Lifecycle 2060 87,658,375 59,318,706
13.3
Lifecycle 2065 24,422,438 10,222,769
Six Months Ended
11/30/23
Year Ended
5/31/23
12.1
Lifecycle Retirement Income Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,070,539 $ 11,128,236 1,257,585 $ 13,342,606
Advisor Class – – 2,200 23,540
Premier Class 53,361 552,167 102,554 1,079,331
Retirement Class 216,602 2,267,564 683,664 7,143,848
Retail Class 178,425 1,858,048 538,372 5,676,710
Total subscriptions 1,518,927 15,806,015 2,584,375 27,266,035
Reinvestments of distributions:
Institutional Class 219,858 2,300,382 1,089,839 11,161,094
Advisor Class 279 2,935 1,676 17,187
Premier Class 16,370 171,389 88,231 903,373
Retirement Class 160,655 1,677,017 797,641 8,148,119
Retail Class 145,189 1,517,767 672,562 6,877,590
Total reinvestments of distributions 542,351 5,669,490 2,649,949 27,107,363
Redemptions:
Institutional Class (1,999,556) (20,971,871) (5,868,076) (61,430,375)
Advisor Class (855) (9,006) (28,091) (301,425)
Premier Class (488,560) (5,111,972) (315,894) (3,320,054)
Retirement Class (1,016,105) (10,584,873) (2,824,817) (29,520,020)
Retail Class (654,802) (6,850,972) (1,110,537) (11,675,236)
Total redemptions (4,159,878) (43,528,694) (10,147,415) (106,247,110)
Net increase (decrease) from shareholder transactions (2,098,600) $ (22,053,189) (4,913,091) $ (51,873,712)
Six Months Ended
11/30/23
Year Ended
5/31/23
12.2
Lifecycle 2010 Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,648,704 $ 15,854,813 3,614,500 $ 34,407,848
Advisor Class – – – –
Premier Class 206,475 1,977,144 215,080 2,092,570
Retirement Class 457,703 5,556,803 570,016 6,851,613
Total subscriptions 2,312,882 23,388,760 4,399,596 43,352,031
Reinvestments of distributions:
Institutional Class – – 4,439,737 41,111,964
Advisor Class – – 414 3,843
Premier Class – – 334,556 3,091,298
Retirement Class – – 1,230,126 14,318,674
Total reinvestments of distributions – – 6,004,833 58,525,779
Redemptions:
Institutional Class (7,011,245) (67,474,900) (16,298,133) (159,505,225)
Advisor Class – – (2,330) (23,392)
Premier Class (766,474) (7,352,928) (1,140,964) (10,994,447)
Retirement Class (1,686,462) (20,384,242) (4,114,664) (49,544,026)
Total redemptions (9,464,181) (95,212,070) (21,556,091) (220,067,090)
Net increase (decrease) from shareholder transactions (7,151,299) $ (71,823,310) (11,151,662) $ (118,189,280)

Notes to Financial Statements
(Unaudited) (continued)

Six Months Ended
11/30/23
Year Ended
5/31/23
12.3
Lifecycle 2015 Shares Amount Shares Amount
Subscriptions:
Institutional Class 2,303,248 $ 19,834,576 4,055,246 $ 34,645,281
Advisor Class – – – –
Premier Class 300,381 2,561,060 236,853 2,038,118
Retirement Class 976,827 11,221,326 2,098,950 23,828,765
Total subscriptions 3,580,456 33,616,962 6,391,049 60,512,164
Reinvestments of distributions:
Institutional Class – – 7,176,454 59,205,748
Advisor Class – – 2,379 19,629
Premier Class – – 509,804 4,190,586
Retirement Class – – 1,635,713 17,976,483
Total reinvestments of distributions – – 9,324,350 81,392,446
Redemptions:
Institutional Class (11,662,033) (100,157,893) (22,904,648) (199,370,855)
Advisor Class – – – –
Premier Class (1,584,524) (13,503,365) (1,826,554) (15,669,495)
Retirement Class (2,648,386) (30,250,198) (6,591,873) (75,024,585)
Total redemptions (15,894,943) (143,911,456) (31,323,075) (290,064,935)
Net increase (decrease) from shareholder transactions (12,314,487) $ (110,294,494) (15,607,676) $ (148,160,325)
Six Months Ended
11/30/23
Year Ended
5/31/23
12.4
Lifecycle 2020 Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,094,657 $ 36,378,272 9,046,353 $ 80,749,414
Advisor Class 34 319 27,164 243,662
Premier Class 435,999 3,868,301 958,294 8,534,254
Retirement Class 1,055,151 12,913,042 1,388,638 16,743,403
Total subscriptions 5,585,841 53,159,934 11,420,449 106,270,733
Reinvestments of distributions:
Institutional Class – – 16,335,969 138,855,737
Advisor Class – – 4,872 41,360
Premier Class – – 1,198,371 10,162,188
Retirement Class – – 2,894,787 33,811,107
Total reinvestments of distributions – – 20,433,999 182,870,392
Redemptions:
Institutional Class (22,711,979) (202,497,074) (49,415,101) (444,290,955)
Advisor Class (3,877) (34,461) (5,339) (46,545)
Premier Class (4,979,276) (44,177,920) (3,502,274) (31,179,156)
Retirement Class (5,678,435) (69,388,275) (10,867,306) (131,189,772)
Total redemptions (33,373,567) (316,097,730) (63,790,020) (606,706,428)
Net increase (decrease) from shareholder transactions (27,787,726) $ (262,937,796) (31,935,572) $ (317,565,303)
Six Months Ended
11/30/23
Year Ended
5/31/23
12.5
Lifecycle 2025 Shares Amount Shares Amount
Subscriptions:
Institutional Class 8,692,480 $ 80,312,233 18,136,108 $ 166,947,002
Advisor Class 9,110 84,550 57,120 527,161
Premier Class 1,154,009 10,592,712 2,187,763 20,102,931
Retirement Class 1,362,580 17,636,359 2,231,908 28,367,168
Total subscriptions 11,218,179 108,625,854 22,612,899 215,944,262
Reinvestments of distributions:
Institutional Class – – 25,042,494 219,622,671
Advisor Class – – 4,735 41,525
Premier Class – – 1,868,790 16,314,540
Retirement Class – – 3,782,348 46,295,936
Total reinvestments of distributions – – 30,698,367 282,274,672
Redemptions:
Institutional Class (27,891,549) (258,912,460) (73,961,374) (691,355,718)
Advisor Class (7,970) (73,536) (7,468) (67,270)
Premier Class (6,521,107) (59,804,982) (3,687,382) (33,697,590)
Retirement Class (6,299,180) (81,389,202) (11,764,653) (149,398,039)
Total redemptions (40,719,806) (400,180,180) (89,420,877) (874,518,617)
Net increase (decrease) from shareholder transactions (29,501,627) $ (291,554,326) (36,109,611) $ (376,299,683)

Six Months Ended
11/30/23
Year Ended
5/31/23
12.6
Lifecycle 2030 Shares Amount Shares Amount
Subscriptions:
Institutional Class 11,778,415 $ 110,659,933 27,344,443 $ 255,067,752
Advisor Class 8,225 78,018 28,823 275,053
Premier Class 1,790,930 16,698,586 2,343,037 21,792,289
Retirement Class 1,919,036 26,036,625 3,233,094 42,713,024
Total subscriptions 15,496,606 153,473,162 32,949,397 319,848,118
Reinvestments of distributions:
Institutional Class – – 29,168,792 256,977,057
Advisor Class – – 3,379 29,774
Premier Class – – 2,180,319 19,099,591
Retirement Class – – 3,833,648 48,610,658
Total reinvestments of distributions – – 35,186,138 324,717,080
Redemptions:
Institutional Class (27,222,640) (256,857,390) (74,773,754) (707,187,201)
Advisor Class (2,698) (25,605) (17,171) (166,871)
Premier Class (6,498,555) (60,516,978) (4,290,938) (39,666,590)
Retirement Class (5,964,574) (80,784,116) (11,186,111) (147,266,751)
Total redemptions (39,688,467) (398,184,089) (90,267,974) (894,287,413)
Net increase (decrease) from shareholder transactions (24,191,861) $ (244,710,927) (22,132,439) $ (249,722,215)
Six Months Ended
11/30/23
Year Ended
5/31/23
12.7
Lifecycle 2035 Shares Amount Shares Amount
Subscriptions:
Institutional Class 14,344,869 $ 137,577,667 30,668,720 $ 289,812,700
Advisor Class 4,169 39,897 17,577 166,956
Premier Class 2,046,620 19,572,757 2,611,737 24,490,486
Retirement Class 1,864,130 26,667,069 2,741,861 37,825,781
Total subscriptions 18,259,788 183,857,390 36,039,895 352,295,923
Reinvestments of distributions:
Institutional Class – – 32,069,754 285,100,109
Advisor Class – – 3,755 33,342
Premier Class – – 2,343,733 20,765,474
Retirement Class – – 3,521,881 46,524,052
Total reinvestments of distributions – – 37,939,123 352,422,977
Redemptions:
Institutional Class (28,230,025) (272,584,823) (78,964,298) (760,415,932)
Advisor Class (502) (4,831) (1,489) (14,152)
Premier Class (8,511,929) (81,177,145) (4,058,202) (38,116,862)
Retirement Class (4,862,024) (69,367,069) (7,896,088) (108,712,142)
Total redemptions (41,604,480) (423,133,868) (90,920,077) (907,259,088)
Net increase (decrease) from shareholder transactions (23,344,692) $ (239,276,478) (16,941,059) $ (202,540,188)
Six Months Ended
11/30/23
Year Ended
5/31/23
12.8
Lifecycle 2040 Shares Amount Shares Amount
Subscriptions:
Institutional Class 16,336,203 $ 157,341,454 33,689,108 $ 317,712,234
Advisor Class 5,658 54,775 15,363 145,703
Premier Class 2,802,742 26,987,959 2,594,363 24,231,645
Retirement Class 1,649,024 24,734,300 2,787,493 39,853,927
Total subscriptions 20,793,627 209,118,488 39,086,327 381,943,509
Reinvestments of distributions:
Institutional Class – – 40,538,576 357,550,245
Advisor Class – – 1,777 15,656
Premier Class – – 2,778,633 24,451,968
Retirement Class – – 4,000,200 54,642,731
Total reinvestments of distributions – – 47,319,186 436,660,600
Redemptions:
Institutional Class (40,396,640) (393,347,258) (82,592,569) (791,662,756)
Advisor Class (172) (1,664) (1,466) (13,166)
Premier Class (10,284,576) (98,630,820) (3,817,919) (36,053,685)
Retirement Class (5,682,106) (84,859,589) (9,778,803) (139,793,375)
Total redemptions (56,363,494) (576,839,331) (96,190,757) (967,522,982)
Net increase (decrease) from shareholder transactions (35,569,867) $ (367,720,843) (9,785,244) $ (148,918,873)

Notes to Financial Statements
(Unaudited) (continued)

Six Months Ended
11/30/23
Year Ended
5/31/23
12.9
Lifecycle 2045 Shares Amount Shares Amount
Subscriptions:
Institutional Class 12,751,598 $ 154,575,358 24,617,995 $ 288,447,994
Advisor Class 7,747 94,318 35,302 410,394
Premier Class 1,617,693 19,495,896 2,165,378 25,226,927
Retirement Class 1,664,329 20,080,507 3,298,000 38,234,152
Total subscriptions 16,041,367 194,246,079 30,116,675 352,319,467
Reinvestments of distributions:
Institutional Class – – 21,916,340 240,641,410
Advisor Class – – 761 8,356
Premier Class – – 1,571,380 17,159,472
Retirement Class – – 4,234,599 46,030,089
Total reinvestments of distributions – – 27,723,080 303,839,327
Redemptions:
Institutional Class (22,241,673) (272,271,137) (43,645,377) (520,487,999)
Advisor Class (3,403) (41,282) (1,030) (12,684)
Premier Class (6,705,922) (80,568,218) (2,225,729) (26,072,753)
Retirement Class (4,207,999) (50,631,782) (6,390,186) (73,729,002)
Total redemptions (33,158,997) (403,512,419) (52,262,322) (620,302,438)
Net increase (decrease) from shareholder transactions (17,117,630) $ (209,266,340) 5,577,433 $ 35,856,356
Six Months Ended
11/30/23
Year Ended
5/31/23
13.01
Lifecycle 2050 Shares Amount Shares Amount
Subscriptions:
Institutional Class 11,333,940 $ 141,044,107 22,648,264 $ 271,013,243
Advisor Class 3,228 40,352 6,009 73,828
Premier Class 1,487,511 18,431,276 1,922,913 22,788,492
Retirement Class 1,313,574 16,222,996 2,744,846 32,554,487
Total subscriptions 14,138,253 175,738,731 27,322,032 326,430,050
Reinvestments of distributions:
Institutional Class – – 16,352,319 183,309,490
Advisor Class – – 1,283 14,393
Premier Class – – 1,076,868 12,028,621
Retirement Class – – 2,903,138 32,224,835
Total reinvestments of distributions – – 20,333,608 227,577,339
Redemptions:
Institutional Class (19,288,567) (243,477,344) (27,659,834) (336,520,581)
Advisor Class (945) (12,063) (24,679) (290,348)
Premier Class (5,151,444) (63,588,229) (1,730,332) (20,561,690)
Retirement Class (3,242,740) (39,893,193) (4,955,758) (58,495,710)
Total redemptions (27,683,696) (346,970,829) (34,370,603) (415,868,329)
Net increase (decrease) from shareholder transactions (13,545,443) $ (171,232,098) 13,285,037 $ 138,139,060
Six Months Ended
11/30/23
Year Ended
5/31/23
13.1
Lifecycle 2055 Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,341,809 $ 108,322,494 14,206,786 $ 200,594,633
Advisor Class 4,117 60,930 13,005 184,788
Premier Class 839,121 12,317,804 1,018,870 14,258,603
Retirement Class 918,102 13,495,140 1,715,773 24,111,919
Total subscriptions 9,103,149 134,196,368 16,954,434 239,149,943
Reinvestments of distributions:
Institutional Class – – 6,043,641 80,138,674
Advisor Class – – 455 6,036
Premier Class – – 424,388 5,606,170
Retirement Class – – 1,052,945 13,898,868
Total reinvestments of distributions – – 7,521,429 99,649,748
Redemptions:
Institutional Class (7,895,670) (118,499,338) (10,601,565) (152,428,904)
Advisor Class (895) (13,095) (92) (1,321)
Premier Class (2,269,741) (33,221,817) (728,896) (10,190,769)
Retirement Class (1,505,216) (22,038,341) (1,943,257) (27,035,230)
Total redemptions (11,671,522) (173,772,591) (13,273,810) (189,656,224)
Net increase (decrease) from shareholder transactions (2,568,373) $ (39,576,223) 11,202,053 $ 149,143,467

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
13.2
Lifecycle 2060 Shares Amount Shares Amount
Subscriptions:
Institutional Class 5,712,772 $ 72,952,326 10,060,337 $ 121,775,409
Advisor Class 4,917 62,650 15,764 192,560
Premier Class 524,970 6,664,281 651,373 7,856,747
Retirement Class 711,523 9,036,098 1,359,186 16,387,118
Total subscriptions 6,954,182 88,715,355 12,086,660 146,211,834
Reinvestments of distributions:
Institutional Class – – 2,120,439 24,236,620
Advisor Class – – 667 7,622
Premier Class – – 116,744 1,332,049
Retirement Class – – 342,124 3,896,791
Total reinvestments of distributions – – 2,579,974 29,473,082
Redemptions:
Institutional Class (3,205,553) (41,577,668) (4,643,760) (57,436,613)
Advisor Class (1,699) (21,612) (40) (466)
Premier Class (808,958) (10,255,969) (303,750) (3,606,591)
Retirement Class (737,034) (9,333,401) (776,942) (9,290,311)
Total redemptions (4,753,244) (61,188,650) (5,724,492) (70,333,981)
Net increase (decrease) from shareholder transactions 2,200,938 $ 27,526,705 8,942,142 $ 105,350,935
Six Months Ended
11/30/23
Year Ended
5/31/23
13.3
Lifecycle 2065 Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,658,765 $ 18,246,587 2,056,822 $ 21,030,683
Advisor Class 1,029 11,094 2,941 30,309
Premier Class 130,491 1,413,670 177,922 1,787,554
Retirement Class 345,907 3,792,029 489,198 4,995,196
Total subscriptions 2,136,192 23,463,380 2,726,883 27,843,742
Reinvestments of distributions:
Institutional Class – – 50,389 495,823
Advisor Class – – 51 497
Premier Class – – 5,459 53,005
Retirement Class – – 13,189 129,910
Total reinvestments of distributions – – 69,088 679,235
Redemptions:
Institutional Class (526,027) (5,827,245) (782,462) (8,093,958)
Advisor Class (13) (142) (740) (7,540)
Premier Class (138,289) (1,501,779) (70,662) (703,971)
Retirement Class (169,786) (1,844,115) (153,756) (1,571,024)
Total redemptions (834,115) (9,173,281) (1,007,620) (10,376,493)
Net increase (decrease) from shareholder transactions 1,302,077 $ 14,290,099 1,788,351 $ 18,146,484

Notes to Financial Statements
(Unaudited) (continued)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $431,288,488 $38,562,992 $(39,765,866) $(1,202,874)
12.2
Lifecycle 2010 797,139,266 84,039,894 (71,003,261) 13,036,633
12.3
Lifecycle 2015 1,183,916,079 83,913,422 (113,928,026) (30,014,604)
12.4
Lifecycle 2020 2,558,105,084 207,058,116 (230,528,126) (23,470,010)
12.5
Lifecycle 2025 3,848,404,444 351,223,142 (323,266,333) 27,956,809
12.6
Lifecycle 2030 4,375,111,464 462,588,247 (320,635,698) 141,952,549
12.7
Lifecycle 2035 4,468,127,262 576,678,061 (273,067,048) 303,611,013
12.8
Lifecycle 2040 5,139,165,294 798,330,897 (253,120,422) 545,210,475
12.9
Lifecycle 2045 3,525,231,815 627,796,834 (143,941,928) 483,854,906
13.01
Lifecycle 2050 2,753,995,476 455,894,859 (97,945,987) 357,948,872
13.1
Lifecycle 2055 1,400,790,883 182,145,036 (50,177,549) 131,967,487
13.2
Lifecycle 2060 562,159,207 53,817,615 (20,235,472) 33,582,143
13.3
Lifecycle 2065 56,851,875 4,881,271 (1,896,076) 2,985,195
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $2,595,980 $– $(10,431,110) $(6,802,525) $– $(21,830) $(14,659,485)
12.2
Lifecycle 2010 11,110,844 – (2,478,714) (9,486,241) – (75,781) (929,892)
12.3
Lifecycle 2015 13,569,545 – (58,553,454) (17,659,513) – (109,875) (62,753,297)
12.4
Lifecycle 2020 28,438,988 – (96,388,801) (41,207,994) – (171,002) (109,328,809)
12.5
Lifecycle 2025 37,400,462 – (99,245,544) (71,060,985) – (184,494) (133,090,561)
12.6
Lifecycle 2030 34,206,434 – (43,955,155) (85,960,191) – (182,155) (95,891,067)
12.7
Lifecycle 2035 27,923,376 – 65,577,779 (114,710,935) – (183,745) (21,393,525)
12.8
Lifecycle 2040 22,674,803 – 199,722,810 (136,259,089) – (235,560) 85,902,964
12.9
Lifecycle 2045 8,731,205 – 208,524,441 (73,684,881) – (93,900) 143,476,865
13.01
Lifecycle 2050 3,226,959 – 127,234,576 (46,138,093) – (60,722) 84,262,720
13.1
Lifecycle 2055 – – 17,086,456 (14,986,790) (264,984) (18,173) 1,816,509
13.2
Lifecycle 2060 – – (10,732,845) (3,967,877) (1,146,763) (3,768) (15,851,253)
13.3
Lifecycle 2065 – – (838,370) – (218,593) (93) (1,057,056)
Fund Short-Term Long-Term Total
12.1
Lifecycle Retirement Income $2,174,820 $4,627,705 $6,802,525
12.2
Lifecycle 2010 4,546,995 4,939,246 9,486,241
12.3
Lifecycle 2015 6,649,234 11,010,279 17,659,513
12.4
Lifecycle 2020 16,608,199 24,599,795 41,207,994
12.5
Lifecycle 2025 34,150,826 36,910,159 71,060,985
12.6
Lifecycle 2030 43,443,026 42,517,165 85,960,191
12.7
Lifecycle 2035 48,691,441 66,019,494 114,710,935
12.8
Lifecycle 2040 62,956,110 73,302,979 136,259,089
12.9
Lifecycle 2045 43,378,310 30,306,571 73,684,881
13.01
Lifecycle 2050 30,429,490 15,708,603 46,138,093
13.1
Lifecycle 2055 11,507,434 3,479,356 14,986,790
13.2
Lifecycle 2060 3,904,407 63,470 3,967,877
13.3
Lifecycle 2065 – – –

investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the
Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2026, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying
Funds fee rate portion of each Fund’s management fee through September 30, 2024. As of the end of the current fiscal period, the
Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of the distribution Rule 12b-1 plan, the Retail Class of the Retirement Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Retirement Income Fund at the
maximum annual rates of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each
Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/
or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the
Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least
September 30, 2024, unless changed with approval of the Board.
With respect to Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund and Lifecycle 2025 Fund the Adviser has voluntarily agreed to reimburse the Funds for 0.030%, 0.045%, 0.025% and 0.015% respectively, of the Total Expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds. These voluntary commitments are effective May 1,
2023 to April 30, 2024. Prior to May 1, 2023 the Lifecycle 2010 Fund voluntary reimbursement was 0.035%.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Dfue to
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/23 Prior to 10/1/23
Lifecycle Retirement Income 0.29% 0.023% 0.127%
Lifecycle 2010 0.29 0.016 0.123
Lifecycle 2015 0.29 0.024 0.128
Lifecycle 2020 0.29 0.028 0.130
Lifecycle 2025 0.30 0.023 0.132
Lifecycle 2030 0.30 0.028 0.144
Lifecycle 2035 0.31 0.045 0.156
Lifecycle 2040 0.32 0.060 0.176
Lifecycle 2045 0.32 0.063 0.175
Lifecycle 2050 0.32 0.074 0.185
Lifecycle 2055 0.32 0.074 0.185
Lifecycle 2060 0.32 0.075 0.185
Lifecycle 2065 0.32 0.087 0.196

Notes to Financial Statements
(Unaudited) (continued)

The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth
Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 64,174 $ 142,322 $ (19,087)
Lifecycle 2010 11,365 26,176 (4,587)
Lifecycle 2015 3,688 139,461 (22,056)
Lifecycle 2020 – 192,938 (33,307)
Lifecycle 2025 9,968 362,598 (58,014)
Lifecycle 2030 15,958 183,982 (31,578)
Lifecycle 2035 22,127 296,891 (52,840)
Lifecycle 2040 20,294 520,249 (93,305)
Lifecycle 2045 51,200 159,394 (30,325)
Lifecycle 2050 223,246 80,335 (14,951)
Lifecycle 2055 759,442 12,468 (2,202)
Lifecycle 2060 1,157,603 4,374,598 (24,364)
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 11% 11%
12.2
Lifecycle 2010 – 14 14
12.3
Lifecycle 2015 – 14 14
12.4
Lifecycle 2020 – 16 16
12.5
Lifecycle 2025 – 16 16
12.6
Lifecycle 2030 – 16 16
12.7
Lifecycle 2035 – 17 17
12.8
Lifecycle 2040 – 17 17
12.9
Lifecycle 2045 – 18 18
13.01
Lifecycle 2050 – 21 21
13.1
Lifecycle 2055 – 17 17
13.2
Lifecycle 2060 – 18 18
13.3
Lifecycle 2065 9 2 11
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle Retirement Income
Nuveen Funds:
Dividend Growth
$ 14,460,610 $ 1,118,875 $ 2,132,500 $ 71,702 $ 987,274 $ 104,266 $ 14,505,961
Dividend Value
14,676,022 860,481 2,280,591 79,059 1,031,742 129,869 14,366,713
Growth Opportunities ETF
16,907,263 216,802 2,373,312 (321,355) 2,666,142 – 17,095,540
TIAA-CREF Funds:
Core Bond
93,775,625 4,455,834 6,409,538 (1,091,288) (1,097,400) 1,976,894 89,633,233
Core Plus Bond
58,133,260 2,560,918 3,887,602 (698,080) (467,317) 1,308,361 55,641,179
Emerging Markets Debt
8,441,143 430,857 935,857 (198,837) 431,450 260,287 8,168,756
Emerging Markets Equity
8,893,757 1,254,509 1,585,133 (190,960) 717,053 – 9,089,226
Growth & Income
14,637,027 658,611 2,351,691 324,327 1,192,681 105,129 14,460,955
High-Yield
8,913,506 327,443 898,374 (43,338) 262,288 297,724 8,561,525
Inflation-Linked Bond
44,615,805 3,304,351 4,671,923 (463,614) (545,883) 1,135,068 42,238,736
International Bond
9,305,909 452,720 1,099,986 (257,643) 517,262 – 8,918,262
International Equity
23,023,075 2,400,126 3,573,847 274,940 853,373 – 22,977,667
International Opportunities
13,753,419 1,307,018 1,727,347 (50,935) 447,296 – 13,729,451
Large-Cap Growth
16,900,638 1,440,487 3,287,573 380,610 1,631,883 – 17,066,045
Large-Cap Value
14,720,831 823,731 2,503,987 412,325 921,382 – 14,374,282
Quant International Small-Cap Equity
7,294,908 434,368 917,287 (37,146) 500,634 – 7,275,477
Quant Small/Mid-Cap Equity
4,250,245 223,604 859,542 147,427 269,084 – 4,030,818
Quant Small-Cap Equity
3,652,158 202,685 742,816 174,923 65,254 – 3,352,204
Short-Term Bond
44,686,676 3,085,683 5,730,847 (298,023) 361,744 865,399 42,105,233
TIAA-CREF Real Property Fund LP
a
24,453,592 872,055 1,572,472 16,882 (1,517,706) 445,151 22,252,351
$445,495,469 $26,431,158 $49,542,225 $(1,769,024) $9,228,236 $6,628,148 $429,843,614

Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2010
Nuveen Funds:
Dividend Growth
$ 26,712,756 $ 1,995,726 $ 4,451,469 $ 148,001 $ 1,768,818 $ 192,149 $ 26,173,832
Dividend Value
27,172,786 1,344,106 4,711,372 233,588 1,810,766 240,225 25,849,874
Growth Opportunities ETF
31,294,354 131,692 4,886,305 (638,796) 4,945,264 – 30,846,209
TIAA-CREF Funds:
Core Bond
180,173,371 9,475,739 16,199,487 (2,550,942) (1,752,978) 3,793,619 169,145,703
Core Plus Bond
111,714,273 4,883,232 9,342,156 (1,687,608) (617,988) 2,510,008 104,949,753
Emerging Markets Debt
16,197,801 956,454 2,280,100 (465,748) 897,419 500,826 15,305,826
Emerging Markets Equity
16,431,042 2,230,668 3,246,760 (299,967) 1,262,029 – 16,377,012
Growth & Income
26,896,079 1,158,947 4,766,373 1,057,283 1,718,228 194,391 26,064,164
High-Yield
17,063,549 741,430 2,079,618 (109,706) 519,226 570,892 16,134,881
Inflation-Linked Bond
85,757,862 5,851,227 10,015,019 (895,588) (1,076,301) 2,188,499 79,622,181
International Bond
17,879,074 939,443 2,463,326 (568,085) 1,058,641 – 16,845,747
International Equity
42,540,482 3,789,284 7,022,068 555,498 1,463,856 – 41,327,052
International Opportunities
25,390,101 2,244,740 3,667,016 72,564 623,533 – 24,663,922
Large-Cap Growth
31,265,091 2,364,703 6,646,618 1,882,596 1,779,183 – 30,644,955
Large-Cap Value
27,220,226 1,308,504 5,136,790 1,428,922 1,009,320 – 25,830,182
Quant International Small-Cap Equity
13,484,233 613,928 1,813,151 (71,061) 918,631 – 13,132,580
Quant Small/Mid-Cap Equity
7,851,075 337,491 1,704,488 327,232 429,072 – 7,240,382
Quant Small-Cap Equity
6,746,910 276,600 1,441,711 391,125 47,726 – 6,020,650
Short-Term Bond
110,672,452 9,325,113 14,125,097 (722,227) 889,133 2,179,070 106,039,374
TIAA-CREF Real Property Fund LP
a
33,670,071 420,845 4,165,238 214,173 (2,178,231) 599,509 27,961,620
$856,133,588 $50,389,872 $110,164,162 $(1,698,746) $15,515,347 $12,969,188 $810,175,899
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2015
Nuveen Funds:
Dividend Growth
$ 42,282,469 $ 2,861,914 $ 7,191,525 $ 223,304 $ 2,777,963 $ 302,900 $ 40,954,125
Dividend Value
43,089,743 2,133,603 8,037,008 355,639 2,830,613 380,130 40,372,590
Growth Opportunities ETF
49,637,364 155,870 8,200,383 (1,106,383) 7,878,815 – 48,365,283
TIAA-CREF Funds:
Core Bond
255,795,924 13,544,955 24,635,117 (4,960,296) (1,204,626) 5,386,978 238,540,840
Core Plus Bond
158,489,178 7,117,382 14,309,992 (2,716,616) (601,924) 3,563,724 147,978,028
Emerging Markets Debt
23,029,986 913,328 2,954,951 (669,130) 1,269,827 713,680 21,589,060
Emerging Markets Equity
26,012,200 2,953,697 4,880,782 (851,539) 2,344,286 – 25,577,862
Growth & Income
42,748,479 1,506,245 7,930,337 1,264,296 3,108,506 307,274 40,697,189
High-Yield
24,176,099 938,952 2,930,290 (180,041) 753,374 810,504 22,758,094
Inflation-Linked Bond
112,555,832 8,962,915 13,004,550 (1,466,372) (1,134,533) 2,895,081 105,913,292
International Bond
25,405,072 1,225,924 3,553,520 (844,368) 1,535,429 – 23,768,537
International Equity
67,290,347 4,929,589 10,818,586 630,041 2,510,250 – 64,541,641
International Opportunities
40,165,769 3,248,049 5,930,738 65,377 972,330 – 38,520,787
Large-Cap Growth
49,414,267 2,575,322 10,194,065 1,819,916 3,945,379 – 47,560,819
Large-Cap Value
43,038,781 1,596,249 8,117,667 1,410,539 2,400,198 – 40,328,100
Quant International Small-Cap Equity
21,354,378 892,567 3,045,805 (192,108) 1,512,221 – 20,521,253
Quant Small/Mid-Cap Equity
12,426,867 456,932 2,758,409 505,771 684,404 – 11,315,565
Quant Small-Cap Equity
10,679,145 486,451 2,445,873 566,990 116,470 – 9,403,183
Short-Term Bond
112,747,713 9,061,453 16,493,559 (918,434) 1,069,079 2,203,534 105,466,252
TIAA-CREF Real Property Fund LP
a
67,404,688 1,022,251 4,582,727 113,974 (4,229,211) 1,228,802 59,728,975
$1,227,744,301 $66,583,648 $162,015,884 $(6,949,440) $28,538,850 $17,792,607 $1,153,901,475

Notes to Financial Statements
(Unaudited) (continued)

Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2020
Nuveen Funds:
Dividend Growth
$ 106,013,030 $ 6,045,827 $ 17,479,929 $ 678,714 $ 6,882,753 $ 753,297 $ 102,140,395
Dividend Value
107,316,416 4,330,012 18,977,783 876,301 7,142,221 944,250 100,687,167
Growth Opportunities ETF
124,237,721 59,338 21,972,579 (2,932,095) 19,813,606 – 119,205,991
TIAA-CREF Funds:
Core Bond
549,854,227 28,162,670 55,016,646 (10,753,866) (2,396,002) 11,491,077 509,850,383
Core Plus Bond
340,803,750 16,541,584 34,048,505 (6,355,009) (697,705) 7,606,062 316,244,115
Emerging Markets Debt
49,448,663 2,016,545 6,591,161 (1,446,705) 2,731,157 1,531,984 46,158,499
Emerging Markets Equity
65,327,864 6,555,183 11,937,727 (2,405,033) 6,217,607 – 63,757,894
Growth & Income
107,576,356 2,650,260 19,619,720 3,322,927 7,596,844 764,967 101,526,667
High-Yield
52,048,595 2,316,515 6,963,650 (439,660) 1,676,494 1,729,359 48,638,294
Inflation-Linked Bond
194,060,570 15,010,065 22,051,406 (2,449,053) (2,008,665) 4,966,126 182,561,511
International Bond
54,670,799 2,760,353 8,109,723 (1,914,201) 3,395,367 – 50,802,595
International Equity
168,837,545 9,268,167 25,204,429 2,073,957 5,969,448 – 160,944,688
International Opportunities
100,707,329 6,626,932 13,991,970 178,137 2,550,257 – 96,070,685
Large-Cap Growth
123,903,251 5,081,613 23,791,848 4,640,856 9,838,176 – 119,672,048
Large-Cap Value
108,177,167 2,728,611 19,874,697 3,733,590 5,839,706 – 100,604,377
Quant International Small-Cap Equity
53,495,271 1,832,597 7,513,027 (425,723) 3,759,957 – 51,149,075
Quant Small/Mid-Cap Equity
31,157,461 731,734 6,662,933 1,305,693 1,683,457 – 28,215,412
Quant Small-Cap Equity
26,775,371 649,583 5,698,491 1,296,642 427,813 – 23,450,918
Short-Term Bond
194,393,763 15,753,601 28,619,534 (1,527,025) 1,790,926 3,779,562 181,791,731
TIAA-CREF Real Property Fund LP
a
148,714,320 1,440,104 9,983,635 286,466 (9,294,626) 2,701,033 131,162,629
$2,707,519,469 $130,561,294 $364,109,393 $(12,255,087) $72,918,791 $36,267,717 $2,534,635,074
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2025
Nuveen Funds:
Dividend Growth
$ 182,375,719 $ 7,742,122 $ 23,687,179 $ 941,701 $ 12,180,085 $ 1,312,403 $ 179,552,448
Dividend Value
185,154,151 6,305,235 28,375,496 847,006 13,003,207 1,644,800 176,934,103
Growth Opportunities ETF
213,902,566 422,516 32,627,249 (4,439,338) 33,808,537 – 211,067,032
TIAA-CREF Funds:
Core Bond
755,898,593 54,630,363 60,766,828 (11,876,011) (6,247,436) 16,161,108 731,638,681
Core Plus Bond
468,335,099 27,750,618 32,445,582 (6,252,507) (3,467,184) 10,685,278 453,920,444
Emerging Markets Debt
67,963,843 4,328,960 7,875,485 (1,733,044) 3,545,523 2,137,414 66,229,797
Emerging Markets Equity
112,240,623 11,744,324 18,362,342 (3,387,736) 9,863,399 – 112,098,268
Growth & Income
184,641,583 3,445,799 28,524,151 4,796,780 14,164,631 1,327,455 178,524,642
High-Yield
71,985,414 4,216,796 8,131,641 (569,133) 2,313,491 2,433,803 69,814,927
Inflation-Linked Bond
206,814,659 22,055,419 21,127,775 (2,777,521) (1,958,882) 5,365,867 203,005,900
International Bond
75,073,802 5,341,115 9,661,944 (2,301,996) 4,404,584 – 72,855,561
International Equity
290,352,544 13,561,793 35,625,354 2,694,751 11,231,349 – 282,215,083
International Opportunities
173,182,397 11,591,731 20,651,839 (697,138) 5,400,518 – 168,825,669
Large-Cap Growth
213,023,982 7,576,853 36,810,500 7,280,291 17,995,613 – 209,066,239
Large-Cap Value
185,862,100 3,944,264 29,636,676 5,639,662 10,931,759 – 176,741,109
Quant International Small-Cap Equity
92,035,767 2,648,481 10,513,017 (658,122) 6,427,132 – 89,940,241
Quant Small/Mid-Cap Equity
53,625,326 1,158,081 10,357,279 1,689,404 3,476,208 – 49,591,740
Quant Small-Cap Equity
46,097,362 960,780 8,821,889 961,989 2,011,778 – 41,210,020
Short-Term Bond
207,178,682 21,947,127 27,244,661 (1,454,160) 1,790,161 4,122,137 202,217,149
TIAA-CREF Real Property Fund LP
a
220,177,904 2,556,649 8,631,282 66,049 (13,672,120) 4,035,809 200,497,200
$4,005,922,116 $213,929,026 $459,878,169 $(11,229,073) $127,202,353 $49,226,074 $3,875,946,253

Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2030
Nuveen Funds:
Dividend Growth
$ 246,337,191 $ 9,238,529 $ 25,233,970 $ 891,210 $ 16,993,963 $ 1,788,792 $ 248,226,923
Dividend Value
249,300,842 10,257,555 33,765,331 781,491 18,082,101 2,248,332 244,656,658
Growth Opportunities ETF
288,606,649 675,900 39,483,476 (5,416,026) 45,410,742 – 289,793,789
TIAA-CREF Funds:
Core Bond
735,906,071 65,011,598 50,857,792 (10,214,397) (7,652,039) 15,991,014 732,193,441
Core Plus Bond
455,629,303 34,045,857 25,960,221 (5,322,606) (4,233,474) 10,566,382 454,158,859
Emerging Markets Debt
66,097,600 5,124,207 6,701,867 (1,491,539) 3,278,512 2,106,841 66,306,913
Emerging Markets Equity
151,520,304 15,276,897 20,543,258 (5,811,426) 14,633,151 – 155,075,668
Growth & Income
249,691,089 3,429,895 32,265,249 5,114,264 20,710,611 1,809,743 246,680,610
High-Yield
70,470,380 4,801,665 7,138,091 (369,647) 2,088,792 2,408,139 69,853,099
Inflation-Linked Bond
143,737,020 18,451,190 11,171,160 (1,876,616) (1,420,375) 3,794,492 147,720,059
International Bond
73,293,209 6,306,373 8,739,211 (2,102,104) 4,191,537 – 72,949,804
International Equity
391,989,911 17,676,608 37,970,361 2,313,487 16,535,055 – 390,544,700
International Opportunities
233,847,520 17,419,763 24,184,999 (3,486,622) 9,854,887 – 233,450,549
Large-Cap Growth
287,722,651 11,188,641 42,748,269 6,718,938 27,834,597 – 290,716,558
Large-Cap Value
250,832,621 3,680,157 32,728,484 5,892,370 16,564,678 – 244,241,342
Quant International Small-Cap Equity
124,188,029 4,007,935 11,784,602 (869,066) 8,751,547 – 124,293,843
Quant Small/Mid-Cap Equity
72,370,869 553,679 11,359,459 1,864,537 5,131,551 – 68,561,177
Quant Small-Cap Equity
62,192,106 1,098,762 10,311,367 810,536 3,193,677 – 56,983,714
Short-Term Bond
144,111,178 18,586,898 15,844,709 (905,589) 1,177,549 2,936,951 147,125,327
TIAA-CREF Real Property Fund LP
a
250,198,632 3,686,507 4,649,954 (484,846) (15,219,359) 4,626,482 233,530,980
$4,548,043,175 $250,518,616 $453,441,830 $(13,963,651) $185,907,703 $48,277,168 $4,517,064,013
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2035
Nuveen Funds:
Dividend Growth
$ 306,054,159 $ 10,968,627 $ 30,428,857 $ 1,031,552 $ 21,203,647 $ 2,216,750 $ 308,829,128
Dividend Value
309,935,108 9,145,260 38,041,382 496,432 22,841,115 2,783,149 304,376,533
Growth Opportunities ETF
358,116,181 937,411 45,191,463 (6,388,607) 56,083,660 – 363,557,182
TIAA-CREF Funds:
Core Bond
598,287,254 81,013,710 50,155,834 (9,379,170) (5,229,545) 13,212,061 614,536,415
Core Plus Bond
370,458,148 39,391,885 20,827,984 (4,054,654) (3,795,588) 8,719,570 381,171,807
Emerging Markets Debt
53,732,707 6,225,714 5,815,752 (1,154,548) 2,624,897 1,728,342 55,613,018
Emerging Markets Equity
187,791,050 19,241,018 25,042,604 (6,818,688) 17,656,263 – 192,827,039
Growth & Income
310,018,073 2,491,706 37,664,649 5,690,754 26,272,453 2,247,333 306,808,337
High-Yield
57,127,570 6,007,557 5,930,941 (311,648) 1,726,142 1,988,232 58,618,680
Inflation-Linked Bond
54,920,887 12,759,882 3,680,630 (696,770) (558,451) 1,495,674 62,744,918
International Bond
59,554,793 8,649,010 8,733,939 (2,063,216) 3,788,311 – 61,194,959
International Equity
487,131,266 18,612,415 42,187,460 2,524,126 20,833,147 – 486,913,494
International Opportunities
290,543,297 20,105,793 27,871,871 (4,738,294) 12,405,217 – 290,444,142
Large-Cap Growth
357,015,516 10,625,244 51,483,110 7,799,323 34,859,003 – 358,815,976
Large-Cap Value
311,141,469 3,371,282 38,390,932 6,174,274 21,624,999 – 303,921,092
Quant International Small-Cap Equity
153,991,846 3,655,989 12,631,132 (989,791) 10,751,378 – 154,778,290
Quant Small/Mid-Cap Equity
89,965,707 548,449 13,828,068 1,822,297 6,805,260 – 85,313,645
Quant Small-Cap Equity
77,702,224 782,835 12,552,191 921,378 4,038,653 – 70,892,899
Short-Term Bond
55,020,877 11,629,778 4,298,142 (289,260) 430,541 1,183,299 62,493,794
TIAA-CREF Real Property Fund LP
a
261,601,902 2,625,757 1,261,789 (173,075) (16,327,868) 4,850,016 246,464,927
$4,750,110,034 $268,789,322 $476,018,730 $(10,597,585) $238,033,234 $40,424,426 $4,770,316,275

Notes to Financial Statements
(Unaudited) (continued)

Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2040
Nuveen Funds:
Dividend Growth
$ 427,936,876 $ 13,670,044 $ 41,533,647 $ 1,192,622 $ 29,687,470 $ 3,099,054 $ 430,953,365
Dividend Value
433,674,816 14,675,414 56,028,087 (948,331) 33,551,717 3,894,141 424,925,529
Growth Opportunities ETF
501,906,334 859,676 64,491,114 (9,353,894) 78,827,192 – 507,748,194
TIAA-CREF Funds:
Core Bond
444,191,735 77,060,794 45,455,711 (7,917,153) (3,148,796) 9,910,228 464,730,869
Core Plus Bond
274,856,544 39,872,663 20,548,477 (4,155,927) (1,772,373) 6,539,286 288,252,430
Emerging Markets Debt
39,823,640 6,276,202 5,124,218 (907,878) 1,992,490 1,289,280 42,060,236
Emerging Markets Equity
262,976,789 25,603,746 34,746,274 (10,309,523) 25,492,393 – 269,017,131
Growth & Income
433,991,233 3,521,615 53,839,181 7,698,092 36,945,486 3,133,381 428,317,245
High-Yield
42,809,652 5,442,300 4,993,748 (188,599) 1,234,441 1,490,273 44,304,046
International Bond
44,196,296 8,312,915 7,568,358 (1,728,530) 3,018,676 – 46,230,999
International Equity
681,713,910 26,497,860 60,997,414 3,425,510 29,275,921 – 679,915,787
International Opportunities
406,551,522 26,340,761 38,165,867 (6,943,126) 17,783,575 – 405,566,865
Large-Cap Growth
499,709,494 11,637,955 70,458,524 9,874,644 49,651,828 – 500,415,397
Large-Cap Value
435,663,948 1,849,141 51,924,207 8,050,914 30,723,396 – 424,363,192
Quant International Small-Cap Equity
215,554,817 5,422,605 18,627,043 (1,480,326) 15,120,600 – 215,990,653
Quant Small/Mid-Cap Equity
125,906,638 580,575 19,389,893 2,062,067 9,967,430 – 119,126,817
Quant Small-Cap Equity
108,591,918 333,146 16,812,633 846,489 6,031,103 – 98,990,023
TIAA-CREF Real Property Fund LP
a
313,949,472 4,585,119 5,339,563 (833,153) (18,894,884) 5,816,439 293,466,991
$5,694,005,634 $272,542,531 $616,043,959 $(11,616,102) $345,487,665 $35,172,082 $5,684,375,769
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2045
Nuveen Funds:
Dividend Growth
$ 325,722,413 $ 14,171,344 $ 30,101,875 $ 611,927 $ 23,042,057 $ 2,356,308 $ 333,445,866
Dividend Value
329,063,416 13,357,381 38,547,231 (1,953,915) 26,819,495 2,968,116 328,739,146
Growth Opportunities ETF
380,031,986 1,506,219 43,552,586 (6,528,422) 59,438,730 – 390,895,927
TIAA-CREF Funds:
Core Bond
153,495,419 42,607,233 25,104,834 (3,369,027) (595,681) 3,496,571 167,033,110
Core Plus Bond
94,709,053 22,306,300 11,474,980 (1,784,571) (345,912) 2,307,953 103,409,890
Emerging Markets Debt
13,714,148 3,279,677 2,243,793 (217,728) 588,643 451,928 15,120,947
Emerging Markets Equity
199,379,589 26,737,241 29,640,356 (4,120,170) 15,691,476 – 208,047,780
Growth & Income
328,478,709 2,997,773 34,244,603 3,921,573 30,121,355 2,385,049 331,274,807
High-Yield
15,071,772 3,082,521 2,665,176 (45,718) 411,849 525,795 15,855,248
International Bond
15,231,781 4,016,639 3,066,909 (643,730) 1,090,885 – 16,628,666
International Equity
516,224,527 28,587,523 44,161,543 1,463,426 23,481,719 – 525,595,652
International Opportunities
308,280,663 23,403,519 26,119,727 (4,814,409) 12,928,831 – 313,678,877
Large-Cap Growth
377,875,175 13,686,955 48,337,135 611,236 44,896,346 – 388,732,577
Large-Cap Value
329,372,131 4,892,513 35,809,609 2,848,406 26,729,789 – 328,033,230
Quant International Small-Cap Equity
163,005,500 6,136,333 12,491,088 (1,111,651) 11,535,259 – 167,074,353
Quant Small/Mid-Cap Equity
95,400,240 576,820 12,988,221 940,434 8,204,388 – 92,133,661
Quant Small-Cap Equity
82,322,838 684,271 11,716,342 822,083 4,406,106 – 76,518,956
TIAA-CREF Real Property Fund LP
a
217,691,379 7,287,319 4,322,535 (673,265) (13,114,870) 4,047,785 206,868,028
$3,945,070,739 $219,317,581 $416,588,543 $(14,043,521) $275,330,465 $18,539,505 $4,009,086,721

Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2050
Nuveen Funds:
Dividend Growth
$ 263,178,957 $ 12,918,650 $ 25,355,850 $ 588,851 $ 18,661,378 $ 1,896,421 $ 269,991,986
Dividend Value
265,435,660 12,988,478 32,393,459 (2,067,855) 22,230,346 2,395,168 266,193,170
Growth Opportunities ETF
306,537,281 2,174,336 35,230,170 (5,323,916) 48,078,307 – 316,235,838
TIAA-CREF Funds:
Core Bond
62,713,517 26,744,043 19,487,586 (1,128,150) (586,775) 1,434,860 68,255,049
Core Plus Bond
39,036,863 13,381,332 9,367,759 (1,292,326) 359,165 948,058 42,117,275
Emerging Markets Debt
5,662,814 2,046,511 1,680,153 (74,157) 217,283 184,791 6,172,298
Emerging Markets Equity
161,087,953 22,686,443 24,700,145 (4,015,606) 13,430,549 – 168,489,194
Growth & Income
264,956,947 3,721,878 27,957,325 1,462,452 26,118,229 1,919,925 268,302,181
High-Yield
6,702,118 1,914,168 2,272,663 (17,480) 166,553 216,252 6,492,696
International Bond
6,294,940 2,386,944 2,065,921 (158,789) 336,427 – 6,793,601
International Equity
416,504,492 26,678,961 37,849,521 809,377 19,543,331 – 425,686,640
International Opportunities
248,753,836 21,840,495 23,310,087 (4,442,399) 11,124,646 – 253,966,491
Large-Cap Growth
305,349,978 13,095,930 40,163,691 (974,434) 37,862,540 – 315,170,323
Large-Cap Value
266,093,664 7,688,866 32,115,820 1,629,446 22,430,886 – 265,727,042
Quant International Small-Cap Equity
131,388,179 6,043,016 10,643,559 (1,476,052) 9,965,538 – 135,277,122
Quant Small/Mid-Cap Equity
77,039,261 974,486 10,851,851 498,641 6,921,726 – 74,582,263
Quant Small-Cap Equity
66,430,438 1,077,900 9,791,628 481,441 3,758,845 – 61,956,996
TIAA-CREF Real Property Fund LP
a
169,036,492 7,190,807 5,018,796 (769,642) (9,904,678) 3,138,672 160,534,183
$3,062,203,390 $185,553,244 $350,255,984 $(16,270,598) $230,714,296 $12,134,147 $3,111,944,348
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2055
Nuveen Funds:
Dividend Growth
$ 127,402,299 $ 9,805,651 $ 12,072,672 $ 215,236 $ 9,276,307 $ 925,591 $ 134,626,821
Dividend Value
128,830,473 9,206,572 15,152,685 (1,039,443) 10,937,918 1,167,084 132,782,835
Growth Opportunities ETF
148,160,824 2,841,374 14,202,606 (2,204,693) 23,138,975 – 157,733,874
TIAA-CREF Funds:
Core Bond
20,400,795 12,904,202 8,901,298 (313,014) (276,419) 484,691 23,814,266
Core Plus Bond
12,704,305 7,032,896 4,651,605 (286,399) (30,032) 320,257 14,769,165
Emerging Markets Debt
1,824,286 943,687 668,059 (7,106) 54,761 60,927 2,147,569
Emerging Markets Equity
78,014,913 14,577,294 13,120,039 (2,281,170) 6,924,950 – 84,115,948
Growth & Income
128,243,594 4,804,516 12,803,767 203,533 13,384,351 934,121 133,832,227
High-Yield
2,289,034 949,641 1,022,099 (4,248) 55,632 73,315 2,267,960
International Bond
2,010,606 1,203,220 901,520 (30,496) 90,522 – 2,372,332
International Equity
201,829,340 19,825,453 19,270,807 184,350 9,847,879 – 212,416,215
International Opportunities
120,402,225 15,141,527 12,134,502 (2,258,338) 5,569,370 – 126,720,282
Large-Cap Growth
148,148,583 9,752,379 18,762,836 (419,727) 18,644,406 – 157,362,805
Large-Cap Value
128,755,273 6,877,055 14,798,986 584,326 11,248,660 – 132,666,328
Quant International Small-Cap Equity
63,843,634 4,475,492 5,052,877 (894,156) 5,115,379 – 67,487,472
Quant Small/Mid-Cap Equity
37,284,490 1,166,017 4,829,925 (58,492) 3,686,765 – 37,248,855
Quant Small-Cap Equity
32,130,614 1,138,256 4,408,162 15,304 2,052,492 – 30,928,504
TIAA-CREF Real Property Fund LP
a
80,773,342 5,381,004 1,938,065 (333,485) (4,840,884) 1,508,141 79,041,912
$1,463,048,630 $128,026,236 $164,692,510 $(8,928,018) $114,881,032 $5,474,127 $1,532,335,370

Notes to Financial Statements
(Unaudited) (continued)

8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2060
Nuveen Funds:
Dividend Growth
$ 46,718,585 $ 7,536,330 $ 4,905,789 $ 35,444 $ 3,596,815 $ 351,351 $ 52,981,385
Dividend Value
46,983,616 6,357,508 4,778,678 (386,033) 4,088,675 442,379 52,265,088
Growth Opportunities ETF
53,920,681 2,866,435 2,793,645 (445,163) 8,334,287 – 61,882,595
TIAA-CREF Funds:
Core Bond
3,922,323 4,851,991 3,198,753 (116,990) (12,645) 104,004 5,445,926
Core Plus Bond
2,414,944 2,769,587 1,735,055 (56,801) (15,070) 68,858 3,377,605
Emerging Markets Debt
350,920 382,700 250,163 (3,392) 12,341 12,819 492,406
Emerging Markets Equity
28,452,591 7,025,990 4,084,056 (1,076,033) 2,781,231 – 33,099,723
Growth & Income
46,754,736 5,031,508 4,182,238 (392,444) 5,519,437 352,847 52,730,999
High-Yield
455,243 382,046 328,414 (1,245) 11,476 15,783 519,106
International Bond
378,488 507,302 355,666 (1,392) 13,744 – 542,476
International Equity
73,656,200 12,429,697 6,211,836 (214,531) 3,933,165 – 83,592,695
International Opportunities
43,937,811 9,180,845 4,500,078 (879,795) 2,123,893 – 49,862,676
Large-Cap Growth
54,205,662 6,890,065 5,929,005 (208,312) 7,140,958 – 62,099,368
Large-Cap Value
46,987,709 5,182,824 4,396,408 (8,603) 4,439,621 – 52,205,143
Quant International Small-Cap Equity
23,341,734 3,484,659 1,874,366 (360,540) 1,955,580 – 26,547,067
Quant Small/Mid-Cap Equity
13,595,208 1,144,052 1,441,252 (54,319) 1,404,188 – 14,647,877
Quant Small-Cap Equity
11,715,880 1,006,789 1,310,200 (120,473) 874,695 – 12,166,691
TIAA-CREF Real Property Fund LP
a
29,093,445 3,905,794 347,853 (66,459) (1,887,403) 554,890 30,697,524
$526,885,776 $80,936,122 $52,623,455 $(4,357,081) $44,314,988 $1,902,931 $595,156,350
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifecycle 2065
Nuveen Funds:
Dividend Growth
$ 3,771,778 $ 1,971,548 $ 683,978 $ (11,260) $ 347,273 $ 30,893 $ 5,395,361
Dividend Value
3,793,442 1,767,974 563,593 (60,031) 381,147 38,912 5,318,939
Growth Opportunities ETF
4,341,611 1,231,975 28,921 (3,625) 705,307 – 6,246,347
TIAA-CREF Funds:
Core Bond
41,000 547,516 409,134 (6,925) 3,180 2,492 175,637
Core Plus Bond
25,396 325,577 239,930 (4,211) 2,086 1,655 108,918
Emerging Markets Debt
3,675 43,244 31,046 (466) 480 326 15,887
Emerging Markets Equity
2,312,850 1,285,746 375,512 (4,064) 152,632 – 3,371,652
Growth & Income
3,771,390 1,754,463 610,603 (34,346) 494,505 31,668 5,375,409
High-Yield
3,879 47,982 35,259 (235) 368 375 16,735
International Bond
4,065 51,209 38,022 (90) 336 – 17,498
International Equity
5,966,180 2,967,290 750,998 (1,983) 328,736 – 8,509,225
International Opportunities
3,563,824 1,862,788 466,707 (28,857) 147,165 – 5,078,213
Large-Cap Growth
4,391,410 2,668,515 1,351,119 (8,365) 654,015 – 6,354,456
Large-Cap Value
3,796,407 1,734,847 605,475 (27,491) 415,376 – 5,313,664
Quant International Small-Cap Equity
1,892,706 920,459 251,103 (21,674) 166,650 – 2,707,038
Quant Small/Mid-Cap Equity
1,099,613 461,314 183,067 (12,809) 126,513 – 1,491,564
Quant Small-Cap Equity
943,942 396,327 161,800 (12,970) 73,686 – 1,239,185
TIAA-CREF Real Property Fund LP
a
2,322,008 954,971 13,409 (2,338) (175,890) 46,876 3,085,342
$42,045,176 $20,993,745 $6,799,676 $(241,740) $3,823,565 $153,197 $59,821,070
a Restricted security

9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Events
Compensation: Effective January 1, 2024, the Trust’s existing deferred and long-term compensation plans for the Board are no longer in effect, and the Trust adopted a new deferred compensation plan for the Board. This new deferred compensation plan for independent trustees enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

2023 Special Meeting
(Unaudited)
TIAA-CREF Lifecycle Funds
102
Trustees
On November 20, 2023, at a special meeting of TIAA-CREF Funds shareholders, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff and Robert L.
Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
103
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form
N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
TIAA-CREF Real Property Fund LP
Financial statements of the TIAA-CREF Real Property Fund LP, in which the Lifecycle Funds invest, have been filed as an exhibit to the
Funds’ Form N-CSR filing, which is available on EDGAR at the SEC’s website, sec.gov.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

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Lifecycle Index Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
November 30,
2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
14.1
TIAA-CREF Lifecycle Index Retirement Income Fund TRILX TLIHX TLIPX TRCIX
14.2
TIAA-CREF Lifecycle Index 2010 Fund TLTIX TLTHX TLTPX TLTRX
14.3
TIAA-CREF Lifecycle Index 2015 Fund TLFIX TLFAX TLFPX TLGRX
14.4
TIAA-CREF Lifecycle Index 2020 Fund TLWIX TLWHX TLWPX TLWRX
14.5
TIAA-CREF Lifecycle Index 2025 Fund TLQIX TLQHX TLVPX TLQRX
14.6
TIAA-CREF Lifecycle Index 2030 Fund TLHIX TLHHX TLHPX TLHRX
14.7
TIAA-CREF Lifecycle Index 2035 Fund TLYIX TLYHX TLYPX TLYRX
14.8
TIAA-CREF Lifecycle Index 2040 Fund TLZIX TLZHX TLPRX TLZRX
14.9
TIAA-CREF Lifecycle Index 2045 Fund TLXIX TLMHX TLMPX TLMRX
15.01
TIAA-CREF Lifecycle Index 2050 Fund TLLIX TLLHX TLLPX TLLRX
15.1
TIAA-CREF Lifecycle Index 2055 Fund TTIIX TTIHX TTIPX TTIRX
15.2
TIAA-CREF Lifecycle Index 2060 Fund TVIIX TVIHX TVIPX TVITX
15.3
TIAA-CREF Lifecycle Index 2065 Fund TFITX TFIHX TFIPX TFIRX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 7
Expense Examples 20
Portfolio of Investments 25
Statement of Assets and Liabilities 38
Statement of Operations 42
Statement of Changes in Net Assets 46
Financial Highlights 52
Notes to Financial Statements 78
2023 Special Meeting 91
Additional Fund Information 92
Additional Information About Index Providers 93

3
Letter to Investors
Brad Finkle
Global financial markets posted mostly positive results for the six months ended
November 30, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%
before pausing through the end of the period. U.S. equities advanced as the economy expanded at an accelerated pace in the third quarter of 2023. The labor market was strong, and consumer spending remained resilient despite higher interest rates. Foreign stocks also registered gains, with both international developed markets and emerging markets rising. U.S. fixed-income securities declined as U.S. Treasury yields rose across most maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.
All of the TIAA-CREF Lifecycle Index Funds advanced for the period, but all underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
Returns for the Retirement Class ranged from 2.8% for the Lifecycle Index 2010
Fund to 7.4% for the Lifecycle Index 2065 Fund.
Stocks advanced, while bonds lost ground
U.S. equities posted a gain for the six months despite pressure from inflation and higher interest rates, as consumer spending remained strong and corporate earnings beat expectations. While the unemployment rate yo-yoed during the period, it settled at 3.7% in November 2023 and remained near historic lows. The broad domestic stock market, as represented by the Russell 3000® Index, gained
10.0%. Much of the period’s positive return occurred in November, as declining inflation data set expectations for the end of the Fed’s tightening cycle. Oil prices fluctuated but ended the period moderately higher.
International stocks advanced but trailed their U.S. counterparts. The MSCI
EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 24 emerging-
markets countries, gained 5.0% in U.S.-dollar terms. The economy of the 20-nation euro area stalled in the third quarter of 2023 on a year-over-year basis. Elevated inflation remained a concern in Europe. In response, the European Central Bank raised its suite of benchmark interest rates during the six-month period. Among developing markets, China’s economy grew over the period, despite a struggling real estate sector.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across most maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −0.8% for the period.
Maintaining a foothold in shifting market environments
Saving for the future can be stressful—especially during periods when shifts in the financial markets create investment challenges. Inflation, higher interest rates and ongoing conflicts overseas continue to be areas of concern today. However, in the future, some other set of circumstances will likely take center stage.
The TIAA-CREF Lifecycle Index Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market losses, but over time it has proven to be an effective way to help investors reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. Of course, past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle

Important Notices
5
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Investment Results section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.tiaa.org .
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Events that Occurred Subsequent to the Reporting Period
During January 2024, the Funds’ Board of Trustees (the “Board”) approved the following:
Fund Name Changes: The Board approved a change in each Fund’s name effective May 1, 2024, as follows:
There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.
Share Class Name Changes: The Board approved changes to the names of certain of the Funds’ share classes, effective May 6,
2024, as follows:
Refer to the Funds’ supplemented prospectus dated January 22, 2024 for further information.
Existing Name New Name
TIAA-CREF Lifecycle Index Retirement Income Fund Nuveen Lifecycle Index Retirement Income Fund
TIAA-CREF Lifecycle Index 2010 Fund Nuveen Lifecycle Index 2010 Fund
TIAA-CREF Lifecycle Index 2015 Fund Nuveen Lifecycle Index 2015 Fund
TIAA-CREF Lifecycle Index 2020 Fund Nuveen Lifecycle Index 2020 Fund
TIAA-CREF Lifecycle Index 2025 Fund Nuveen Lifecycle Index 2025 Fund
TIAA-CREF Lifecycle Index 2030 Fund Nuveen Lifecycle Index 2030 Fund
TIAA-CREF Lifecycle Index 2035 Fund Nuveen Lifecycle Index 2035 Fund
TIAA-CREF Lifecycle Index 2040 Fund Nuveen Lifecycle Index 2040 Fund
TIAA-CREF Lifecycle Index 2045 Fund Nuveen Lifecycle Index 2045 Fund
TIAA-CREF Lifecycle Index 2050 Fund Nuveen Lifecycle Index 2050 Fund
TIAA-CREF Lifecycle Index 2055 Fund Nuveen Lifecycle Index 2055 Fund
TIAA-CREF Lifecycle Index 2060 Fund Nuveen Lifecycle Index 2060 Fund
TIAA-CREF Lifecycle Index 2065 Fund Nuveen Lifecycle Index 2065 Fund
Existing Name New Name
Institutional Class Class R6
Advisor Class Class I

About the Funds’ Benchmarks
6
Composite benchmark
Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE+EM Index (international equity): An index designed to measure the performance of the leading stocks in
21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 24 emerging-
markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income): An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets): An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Lifecycle Index Retirement Income Fund
7
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index Retirement
Income Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 3 .15% 5 .42% 4 .77% 4 .56% 0 .22% 0 .10%
Advisor Class 12/4/15 3 .10 5 .32 4 .66 4 .44
†
0 .32 0 .20
Premier Class 9/30/09 3 .07 5 .27 4 .62 4 .40 0 .37 0 .25
Retirement Class 9/30/09 3 .02 5 .17 4 .51 4 .29 0 .47 0 .35
Lifecycle Index Retirement
Income Fund Composite
Index
‡
– 3 .22 5 .74 4 .87 4 .63 – –
Broad market index
S&P Target Date Retirement
Income Index – 2 .63 5 .08 3 .75 3 .63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index;
26.0% Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 26.64 26.00
International equity 14.25 14.00
Fixed income
Fixed income 39.93 40.00
Inflation-protected assets 9.86 10.00
Short-term fixed income 9.83 10.00
Short-term investments 0.04 –
Other assets & liabilities, net (0.55) –
Total 100.00 100.00

Lifecycle Index 2010 Fund
8
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2010 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 2.94% 5.14% 4.71% 4.64% 0.21% 0.10%
Advisor Class 12/4/15 2.94 5.11 4.66 4.55
†
0.31 0.20
Premier Class 9/30/09 2.89 5.00 4.55 4.48 0.36 0.25
Retirement Class 9/30/09 2.84 4.91 4.46 4.38 0.46 0.35
Lifecycle Index 2010 Fund
Composite Index
‡
– 3.03 5.50 4.81 4.73 – –
Broad market index
S&P Target Date 2010 Index – 2.71 5.23 4.33 4.18 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 23.8% Russell
3000® Index; 13.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; 12.8% MSCI EAFE + Emerging Markets Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 24.30 23.40
International equity 12.99 12.60
Fixed income
Fixed income 39.71 40.00
Short-term fixed income 13.08 14.00
Inflation-protected assets 9.82 10.00
Other assets & liabilities, net 0.10 –
Total 100.00 100.00

Lifecycle Index 2015 Fund
9
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2015 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 3 .34% 5 .59% 5 .10% 5 .01% 0 .20% 0 .10%
Advisor Class 12/4/15 3 .22 5 .48 5 .01 4 .91
†
0 .30 0 .20
Premier Class 9/30/09 3 .24 5 .38 4 .92 4 .84 0 .35 0 .25
Retirement Class 9/30/09 3 .19 5 .35 4 .84 4 .75 0 .45 0 .35
Lifecycle Index 2015 Fund
Composite Index
‡
– 3 .37 5 .93 5 .18 5 .08 – –
Broad market index
S&P Target Date 2015 Index – 3 .02 5 .40 4 .66 4 .63 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.7% Bloomberg U.S. Aggregate Bond Index; 27.0% Russell
3000® Index; 14.5% MSCI EAFE + Emerging Markets Index; 9.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.4% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 27.54 26.65
International equity 14.73 14.35
Fixed income
Fixed income 39.32 39.80
Inflation-protected assets 9.17 9.60
Short-term fixed income 9.14 9.60
Short-term investments 0.08 –
Other assets & liabilities, net 0.02 –
Total 100.00 100.00

Lifecycle Index 2020 Fund
10
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2020 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 3 .66% 5 .97% 5 .46% 5 .40% 0 .19% 0 .10%
Advisor Class 12/4/15 3 .60 5 .86 5 .36 5 .28
†
0 .29 0 .20
Premier Class 9/30/09 3 .56 5 .77 5 .31 5 .24 0 .34 0 .25
Retirement Class 9/30/09 3 .52 5 .73 5 .20 5 .14 0 .44 0 .35
Lifecycle Index 2020 Fund
Composite Index
‡
– 3 .75 6 .39 5 .56 5 .49 – –
Broad market index
S&P Target Date 2020 Index – 3 .52 5 .98 4 .89 4 .98 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.6% Bloomberg U.S. Aggregate Bond Index; 30.3% Russell
3000® Index; 16.3% MSCI EAFE + Emerging Markets Index; 7.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.4% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 30.82 29.90
International equity 16.48 16.10
Fixed income
Fixed income 38.27 38.80
Inflation-protected assets 7.20 7.60
Short-term fixed income 7.16 7.60
Short-term investments 0.02 –
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle Index 2025 Fund
11
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2025 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 4 .16% 6 .53% 6 .05% 5 .95% 0 .18% 0 .10%
Advisor Class 12/4/15 4 .06 6 .44 5 .94 5 .82
†
0 .28 0 .20
Premier Class 9/30/09 4 .07 6 .34 5 .89 5 .78 0 .33 0 .25
Retirement Class 9/30/09 3 .99 6 .26 5 .78 5 .67 0 .43 0 .35
Lifecycle Index 2025 Fund
Composite Index
‡
– 4 .23 6 .98 6 .14 6 .02 – –
Broad market index
S&P Target Date 2025 Index – 3 .77 6 .27 5 .62 5 .56 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2025 Fund Composite Index consisted of: 36.7% Bloomberg U.S. Aggregate Bond Index; 34.1% Russell
3000® Index; 18.4% MSCI EAFE + Emerging Markets Index; 5.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.4% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 34.72 33.54
International equity 18.56 18.06
Fixed income
Fixed income 36.28 37.20
Inflation-protected assets 5.23 5.60
Short-term fixed income 5.21 5.60
Short-term investments 0.09 –
Other assets & liabilities, net (0.09) –
Total 100.00 100.00

Lifecycle Index 2030 Fund
12
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2030 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 4 .77% 7 .24% 6 .66% 6 .50% 0 .18% 0 .10%
Advisor Class 12/4/15 4 .73 7 .16 6 .57 6 .37
†
0 .28 0 .20
Premier Class 9/30/09 4 .70 7 .07 6 .50 6 .34 0 .33 0 .25
Retirement Class 9/30/09 4 .63 6 .99 6 .40 6 .23 0 .43 0 .35
Lifecycle Index 2030 Fund
Composite Index
‡
– 4 .87 7 .76 6 .77 6 .58 – –
Broad market index
S&P Target Date 2030 Index – 4 .65 7 .20 6 .34 6 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2030 Fund Composite Index consisted of: 39.3% Russell 3000® Index; 32.7% Bloomberg U.S. Aggregate
Bond Index; 21.2% MSCI EAFE + Emerging Markets Index; 3.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.4% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 39.87 38.74
International equity 21.33 20.86
Fixed income
Fixed income 32.22 33.20
Inflation-protected assets 3.26 3.60
Short-term fixed income 3.25 3.60
Short-term investments 0.09 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle Index 2035 Fund
13
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2035 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 5 .52% 8 .11% 7 .34% 7 .07% 0 .17% 0 .10%
Advisor Class 12/4/15 5 .49 8 .03 7 .24 6 .95
†
0 .27 0 .20
Premier Class 9/30/09 5 .46 7 .95 7 .18 6 .91 0 .32 0 .25
Retirement Class 9/30/09 5 .40 7 .82 7 .08 6 .80 0 .42 0 .35
Lifecycle Index 2035 Fund
Composite Index
‡
– 5 .65 8 .70 7 .45 7 .15 – –
Broad market index
S&P Target Date 2035 Index – 5 .58 8 .17 7 .10 6 .72 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2035 Fund Composite Index consisted of: 45.4% Russell 3000® Index; 27.4% Bloomberg U.S. Aggregate
Bond Index; 24.4% MSCI EAFE + Emerging Markets Index; 1.4% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.4% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 45.86 44.46
International equity 24.53 23.94
Fixed income
Fixed income 26.92 28.40
Short-term fixed income 1.31 1.60
Inflation-protected assets 1.31 1.60
Short-term investments 0.16 –
Other assets & liabilities, net (0.09) –
Total 100.00 100.00

Lifecycle Index 2040 Fund
14
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2040 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 6 .36% 9 .10% 8 .06% 7 .65% 0 .17% 0 .10%
Advisor Class 12/4/15 6 .29 8 .97 7 .96 7 .53
†
0 .27 0 .20
Premier Class 9/30/09 6 .28 8 .90 7 .89 7 .48 0 .32 0 .25
Retirement Class 9/30/09 6 .22 8 .82 7 .79 7 .38 0 .42 0 .35
Lifecycle Index 2040 Fund
Composite Index
‡
– 6 .53 9 .75 8 .16 7 .72 – –
Broad market index
S&P Target Date 2040 Index – 6 .37 9 .03 7 .70 7 .15 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2040 Fund Composite Index consisted of: 52.3% Russell 3000® Index; 28.2% MSCI EAFE + Emerging
Markets Index; and 19.5% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 52.70 51.74
International equity 28.19 27.86
Fixed income 19.00 20.40
Short-term investments 0.13 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle Index 2045 Fund
15
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2045 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 6 .95% 9 .68% 8 .64% 8 .04% 0 .17% 0 .10%
Advisor Class 12/4/15 6 .88 9 .61 8 .54 7 .91
†
0 .27 0 .20
Premier Class 9/30/09 6 .86 9 .53 8 .48 7 .88 0 .32 0 .25
Retirement Class 9/30/09 6 .82 9 .43 8 .37 7 .77 0 .42 0 .35
Lifecycle Index 2045 Fund
Composite Index
‡
– 7 .11 10 .42 8 .75 8 .12 – –
Broad market index
S&P Target Date 2045 Index – 6 .85 9 .54 8 .07 7 .42 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2045 Fund Composite Index consisted of: 56.7% Russell 3000® Index; 30.6% MSCI EAFE + Emerging
Markets Index; and 12.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 56.97 56.42
International equity 30.47 30.38
Fixed income 12.41 13.20
Short-term investments 0.16 –
Other assets & liabilities, net (0.01) –
Total 100.00 100.00

Lifecycle Index 2050 Fund
16
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2050 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 9/30/09 7 .21% 9 .99% 8 .79% 8 .16% 0 .17% 0 .10%
Advisor Class 12/4/15 7 .15 9 .88 8 .69 8 .04
†
0 .27 0 .20
Premier Class 9/30/09 7 .09 9 .84 8 .64 8 .01 0 .32 0 .25
Retirement Class 9/30/09 7 .05 9 .70 8 .51 7 .89 0 .42 0 .35
Lifecycle Index 2050 Fund
Composite Index
‡
– 7 .37 10 .72 8 .89 8 .24 – –
Broad market index
S&P Target Date 2050 Index – 7 .11 9 .79 8 .24 7 .59 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2050 Fund Composite Index consisted of: 58.8% Russell 3000® Index; 31.6% MSCI EAFE + Emerging
Markets Index; and 9.6% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 58.95 58.66
International equity 31.53 31.59
Fixed income 9.37 9.75
Short-term investments 0.17 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle Index 2055 Fund
17
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2055 Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 4/29/11 7 .28% 10 .12% 8 .87% 8 .25% 0 .17% 0 .10%
Advisor Class 12/4/15 7 .25 9 .99 8 .78 8 .13
†
0 .27 0 .20
Premier Class 4/29/11 7 .21 9 .93 8 .72 8 .09 0 .32 0 .25
Retirement Class 4/29/11 7 .18 9 .86 8 .61 7 .98 0 .42 0 .35
Lifecycle Index 2055 Fund
Composite Index
‡
– 7 .49 10 .85 8 .99 8 .33 – –
Broad market index
S&P Target Date 2055 Index – 7 .13 9 .80 8 .29 7 .66 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2055 Fund Composite Index consisted of: 59.6% Russell 3000® Index; 32.1% MSCI EAFE + Emerging
Markets Index; and 8.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 59.71 59.47
International equity 31.96 32.03
Fixed income 8.15 8.50
Short-term investments 0.14 –
Other assets & liabilities, net 0.04 –
Total 100.00 100.00

Lifecycle Index 2060 Fund
18
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2060 Fund
Inception date 6 months 1 year 5 years since inception gross net
Institutional Class 9/26/14 7 .39% 10 .19% 8 .97% 8 .30% 0 .18% 0 .10%
Advisor Class 12/4/15 7 .40 10 .11 8 .88 8 .20
†
0 .28 0 .20
Premier Class 9/26/14 7 .35 10 .07 8 .81 8 .14 0 .33 0 .25
Retirement Class 9/26/14 7 .30 10 .00 8 .71 8 .03 0 .43 0 .35
Lifecycle Index 2060 Fund
Composite Index
‡
– 7 .60 10 .98 9 .09 8 .38
§
– –
Broad market index
S&P Target Date 2060 Index – 7 .13 9 .87 8 .32 7 .69
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2060 Fund Composite Index consisted of: 60.4% Russell 3000® Index; 32.5% MSCI EAFE + Emerging
Markets Index; and 7.1% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 60.49 60.29
International equity 32.36 32.46
Fixed income 6.92 7.25
Short-term investments 0.23 –
Other assets & liabilities, net 0.00 –
Total 100.00 100.00

Lifecycle Index 2065 Fund
19
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
June 30, 2024
Total return
Average annual
total return Annual operating expenses
*#
Lifecycle Index 2065 Fund
Inception date 6 months 1 year since inception gross net
Institutional Class 9/30/20 7 .52% 10 .45% 8 .23% 0 .38% 0 .10%
Advisor Class 9/30/20 7 .43 10 .31 8 .14 0 .46 0 .18
Premier Class 9/30/20 7 .44 10 .30 8 .08 0 .53 0 .25
Retirement Class 9/30/20 7 .43 10 .20 7 .88 0 .63 0 .35
Lifecycle Index 2065 Fund Composite Index
‡
– 7 .71 11 .11 8 .28
§
– –
Broad market index
S&P Target Date 2065+ Index – 7 .30 9 .95 8 .52
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on November 30, 2023, the Lifecycle Index 2065 Fund Composite Index consisted of: 61.2% Russell 3000® Index; 32.9% MSCI EAFE + Emerging
Markets Index; and 5.9% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.
% of net
assets as of
11/30/2023
% of target
allocation for
6/30/2024
Equity
U.S. equity 61.15 61.10
International equity 32.76 32.90
Fixed income 5.76 6.00
Short-term investments 0.36 –
Other assets & liabilities, net (0.03) –
Total 100.00 100.00

Expense Examples
20
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2023 – November 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
14.1
Lifecycle Index Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,031.46 $1,031.01 $1,030.72 $1,030.24
Expenses incurred during the period*
$0.52 $0.97 $1.28 $1.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.05 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $0.96 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

21
14.2
Lifecycle Index 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,029.43 $1,029.43 $1,028.90 $1,028.42
Expenses incurred during the period*
$0.51 $0.98 $1.28 $1.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.03 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $0.98 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.3
Lifecycle Index 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,033.43 $1,032.22 $1,032.38 $1,031.86
Expenses incurred during the period*
$0.51 $1.00 $1.28 $1.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.02 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $1.00 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.4
Lifecycle Index 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,036.56 $1,036.04 $1,035.61 $1,035.17
Expenses incurred during the period*
$0.52 $1.01 $1.28 $1.79
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.00 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
22
14.5
Lifecycle Index 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,041.56 $1,040.62 $1,040.72 $1,039.90
Expenses incurred during the period*
$0.52 $1.03 $1.28 $1.79
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.6
Lifecycle Index 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,047.69 $1,047.30 $1,047.01 $1,046.26
Expenses incurred during the period*
$0.52 $1.03 $1.29 $1.80
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.02 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.7
Lifecycle Index 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,055.19 $1,054.87 $1,054.65 $1,054.01
Expenses incurred during the period*
$0.53 $1.06 $1.30 $1.81
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.97 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.04 $1.28 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.21% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

23
14.8
Lifecycle Index 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,063.64 $1,062.91 $1,062.79 $1,062.19
Expenses incurred during the period*
$0.53 $1.04 $1.30 $1.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.02 $1.28 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.9
Lifecycle Index 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,069.46 $1,068.80 $1,068.62 $1,068.17
Expenses incurred during the period*
$0.53 $1.04 $1.30 $1.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.01
Lifecycle Index 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,072.13 $1,071.48 $1,070.95 $1,070.55
Expenses incurred during the period*
$0.53 $1.05 $1.31 $1.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.02 $1.28 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
24
15.1
Lifecycle Index 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,072.83 $1,072.48 $1,072.09 $1,071.82
Expenses incurred during the period*
$0.53 $1.04 $1.31 $1.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.02 $1.28 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.2
Lifecycle Index 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,073.91 $1,074.00 $1,073.46 $1,073.02
Expenses incurred during the period*
$0.53 $1.04 $1.31 $1.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,023.99 $1,023.74 $1,023.24
Expenses incurred during the period*
$0.52 $1.02 $1.27 $1.78
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.3
Lifecycle Index 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,075.15 $1,074.31 $1,074.37 $1,074.31
Expenses incurred during the period*
$0.53 $0.98 $1.32 $1.83
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.48 $1,024.05 $1,023.73 $1,023.23
Expenses incurred during the period*
$0.52 $0.96 $1.28 $1.79
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of Investments
Lifecycle Index Retirement Income Fund November 30, 2023
25
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.5%(a)
FIXED INCOME—39.9%
28,972,652
TIAA-CREF Bond Index Fund $ 271,184,024
TOTAL FIXED INCOME 271,184,024
INFLATION-PROTECTED ASSETS—9.9%
6,448,595
TIAA-CREF Inflation-Linked Bond Fund 67,000,906
TOTAL INFLATION-PROTECTED ASSETS 67,000,906
INTERNATIONAL EQUITY—14.3%
2,855,389
TIAA-CREF Emerging Markets Equity Index Fund 29,610,387
3,131,708
TIAA-CREF International Equity Index Fund 67,175,139
TOTAL INTERNATIONAL EQUITY 96,785,526
SHORT-TERM FIXED INCOME—9.8%
7,002,371
TIAA-CREF Short-Term Bond Index Fund 66,732,600
TOTAL SHORT-TERM FIXED INCOME 66,732,600
U.S. EQUITY—26.6%
5,569,501
TIAA-CREF Equity Index Fund 180,953,083
TOTAL U.S. EQUITY 180,953,083
TOTAL AFFILIATED INVESTMENT COMPANIES 682,656,139
(Cost $622,308,432)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$290,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 290,000
TOTAL REPURCHASE AGREEMENT 290,000
TOTAL SHORT-TERM INVESTMENTS 290,000
(Cost $290,000)
TOTAL INVESTMENTS—100.6% 682,946,139
(Cost $622,598,432)
OTHER ASSETS & LIABILITIES, NET—(0.6)% (3,756,720)
NET ASSETS—100.0% $ 679,189,419
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $290,043 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $295,834.

Lifecycle Index 2010 Fund November 30, 2023
Portfolio of Investments
26
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.7%
26,549,640
TIAA-CREF Bond Index Fund $ 248,504,633
TOTAL FIXED INCOME 248,504,633
INFLATION-PROTECTED ASSETS—9.8%
5,913,641
TIAA-CREF Inflation-Linked Bond Fund 61,442,729
TOTAL INFLATION-PROTECTED ASSETS 61,442,729
INTERNATIONAL EQUITY—13.0%
2,396,541
TIAA-CREF Emerging Markets Equity Index Fund 24,852,132
2,631,001
TIAA-CREF International Equity Index Fund 56,434,973
TOTAL INTERNATIONAL EQUITY 81,287,105
SHORT-TERM FIXED INCOME—13.1%
8,586,847
TIAA-CREF Short-Term Bond Index Fund 81,832,655
TOTAL SHORT-TERM FIXED INCOME 81,832,655
U.S. EQUITY—24.3%
4,678,573
TIAA-CREF Equity Index Fund 152,006,822
TOTAL U.S. EQUITY 152,006,822
TOTAL AFFILIATED INVESTMENT COMPANIES 625,073,944
(Cost $541,621,957)
TOTAL INVESTMENTS—99.9% 625,073,944
(Cost $541,621,957)
OTHER ASSETS & LIABILITIES, NET—0.1% 619,293
NET ASSETS—100.0% $ 625,693,237
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.

Portfolio of Investments
Lifecycle Index 2015 Fund November 30, 2023
27
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.3%
44,418,824
TIAA-CREF Bond Index Fund $ 415,760,195
TOTAL FIXED INCOME 415,760,195
INFLATION-PROTECTED ASSETS—9.2%
9,334,758
TIAA-CREF Inflation-Linked Bond Fund 96,988,136
TOTAL INFLATION-PROTECTED ASSETS 96,988,136
INTERNATIONAL EQUITY—14.7%
4,592,016
TIAA-CREF Emerging Markets Equity Index Fund 47,619,211
5,041,237
TIAA-CREF International Equity Index Fund 108,134,527
TOTAL INTERNATIONAL EQUITY 155,753,738
SHORT-TERM FIXED INCOME—9.1%
10,140,781
TIAA-CREF Short-Term Bond Index Fund 96,641,646
TOTAL SHORT-TERM FIXED INCOME 96,641,646
U.S. EQUITY—27.6%
8,964,490
TIAA-CREF Equity Index Fund 291,256,275
TOTAL U.S. EQUITY 291,256,275
TOTAL AFFILIATED INVESTMENT COMPANIES 1,056,399,990
(Cost $890,464,411)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$840,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 840,000
TOTAL REPURCHASE AGREEMENT 840,000
TOTAL SHORT-TERM INVESTMENTS 840,000
(Cost $840,000)
TOTAL INVESTMENTS—100.0% 1,057,239,990
(Cost $891,304,411)
OTHER ASSETS & LIABILITIES, NET—0.0% 260,695
NET ASSETS—100.0% $ 1,057,500,685
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $840,124 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $856,878.

Lifecycle Index 2020 Fund November 30, 2023
Portfolio of Investments
28
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—38.3%
124,797,819
TIAA-CREF Bond Index Fund $ 1,168,107,591
TOTAL FIXED INCOME 1,168,107,591
INFLATION-PROTECTED ASSETS—7.2%
21,138,585
TIAA-CREF Inflation-Linked Bond Fund 219,629,901
TOTAL INFLATION-PROTECTED ASSETS 219,629,901
INTERNATIONAL EQUITY—16.5%
14,829,030
TIAA-CREF Emerging Markets Equity Index Fund 153,777,046
16,279,663
TIAA-CREF International Equity Index Fund 349,198,761
TOTAL INTERNATIONAL EQUITY 502,975,807
SHORT-TERM FIXED INCOME—7.1%
22,947,992
TIAA-CREF Short-Term Bond Index Fund 218,694,366
TOTAL SHORT-TERM FIXED INCOME 218,694,366
U.S. EQUITY—30.8%
28,948,665
TIAA-CREF Equity Index Fund 940,542,127
TOTAL U.S. EQUITY 940,542,127
TOTAL AFFILIATED INVESTMENT COMPANIES 3,049,949,792
(Cost $2,591,712,835)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$453,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 453,000
TOTAL REPURCHASE AGREEMENT 453,000
TOTAL SHORT-TERM INVESTMENTS 453,000
(Cost $453,000)
TOTAL INVESTMENTS—99.9% 3,050,402,792
(Cost $2,592,165,835)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,674,227
NET ASSETS—100.0% $ 3,052,077,019
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $453,067 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $462,106.

Portfolio of Investments
Lifecycle Index 2025 Fund November 30, 2023
29
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—36.3%
219,133,124
TIAA-CREF Bond Index Fund $ 2,051,086,041
TOTAL FIXED INCOME 2,051,086,041
INFLATION-PROTECTED ASSETS—5.2%
28,469,326
TIAA-CREF Inflation-Linked Bond Fund 295,796,301
TOTAL INFLATION-PROTECTED ASSETS 295,796,301
INTERNATIONAL EQUITY—18.6%
30,947,642
TIAA-CREF Emerging Markets Equity Index Fund 320,927,046
33,974,873
TIAA-CREF International Equity Index Fund 728,761,030
TOTAL INTERNATIONAL EQUITY 1,049,688,076
SHORT-TERM FIXED INCOME—5.2%
30,923,125
TIAA-CREF Short-Term Bond Index Fund 294,697,383
TOTAL SHORT-TERM FIXED INCOME 294,697,383
U.S. EQUITY—34.7%
60,414,139
TIAA-CREF Equity Index Fund 1,962,855,366
TOTAL U.S. EQUITY 1,962,855,366
TOTAL AFFILIATED INVESTMENT COMPANIES 5,654,123,167
(Cost $4,838,275,258)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,073,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 5,073,000
TOTAL REPURCHASE AGREEMENT 5,073,000
TOTAL SHORT-TERM INVESTMENTS 5,073,000
(Cost $5,073,000)
TOTAL INVESTMENTS—100.1% 5,659,196,167
(Cost $4,843,348,258)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (5,085,012)
NET ASSETS—100.0% $ 5,654,111,155
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $5,073,748 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $5,174,543.

Lifecycle Index 2030 Fund November 30, 2023
Portfolio of Investments
30
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—32.2%
251,827,803
TIAA-CREF Bond Index Fund $ 2,357,108,239
TOTAL FIXED INCOME 2,357,108,239
INFLATION-PROTECTED ASSETS—3.3%
22,985,970
TIAA-CREF Inflation-Linked Bond Fund 238,824,229
TOTAL INFLATION-PROTECTED ASSETS 238,824,229
INTERNATIONAL EQUITY—21.3%
46,002,786
TIAA-CREF Emerging Markets Equity Index Fund 477,048,894
50,497,379
TIAA-CREF International Equity Index Fund 1,083,168,783
TOTAL INTERNATIONAL EQUITY 1,560,217,677
SHORT-TERM FIXED INCOME—3.2%
24,949,405
TIAA-CREF Short-Term Bond Index Fund 237,767,831
TOTAL SHORT-TERM FIXED INCOME 237,767,831
U.S. EQUITY—39.9%
89,790,970
TIAA-CREF Equity Index Fund 2,917,308,618
TOTAL U.S. EQUITY 2,917,308,618
TOTAL AFFILIATED INVESTMENT COMPANIES 7,311,226,594
(Cost $6,164,007,782)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,516,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 6,516,000
TOTAL REPURCHASE AGREEMENT 6,516,000
TOTAL SHORT-TERM INVESTMENTS 6,516,000
(Cost $6,516,000)
TOTAL INVESTMENTS—100.0% 7,317,742,594
(Cost $6,170,523,782)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,513,533)
NET ASSETS—100.0% $ 7,316,229,061
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $6,516,961 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $6,646,352.

Portfolio of Investments
Lifecycle Index 2035 Fund November 30, 2023
31
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—26.9%
216,324,085
TIAA-CREF Bond Index Fund $ 2,024,793,433
TOTAL FIXED INCOME 2,024,793,433
INFLATION-PROTECTED ASSETS—1.3%
9,502,216
TIAA-CREF Inflation-Linked Bond Fund 98,728,019
TOTAL INFLATION-PROTECTED ASSETS 98,728,019
INTERNATIONAL EQUITY—24.5%
54,382,189
TIAA-CREF Emerging Markets Equity Index Fund 563,943,301
59,701,103
TIAA-CREF International Equity Index Fund 1,280,588,657
TOTAL INTERNATIONAL EQUITY 1,844,531,958
SHORT-TERM FIXED INCOME—1.3%
10,315,450
TIAA-CREF Short-Term Bond Index Fund 98,306,239
TOTAL SHORT-TERM FIXED INCOME 98,306,239
U.S. EQUITY—45.9%
106,157,732
TIAA-CREF Equity Index Fund 3,449,064,697
TOTAL U.S. EQUITY 3,449,064,697
TOTAL AFFILIATED INVESTMENT COMPANIES 7,515,424,346
(Cost $6,150,734,550)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$11,905,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 11,905,000
TOTAL REPURCHASE AGREEMENT 11,905,000
TOTAL SHORT-TERM INVESTMENTS 11,905,000
(Cost $11,905,000)
TOTAL INVESTMENTS—100.1% 7,527,329,346
(Cost $6,162,639,550)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (6,681,089)
NET ASSETS—100.0% $ 7,520,648,257
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $11,906,756 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $12,143,132.

Lifecycle Index 2040 Fund November 30, 2023
Portfolio of Investments
32
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.0%
158,814,261
TIAA-CREF Bond Index Fund $ 1,486,501,482
TOTAL FIXED INCOME 1,486,501,482
INTERNATIONAL EQUITY—28.2%
65,032,609
TIAA-CREF Emerging Markets Equity Index Fund 674,388,154
71,390,290
TIAA-CREF International Equity Index Fund 1,531,321,710
TOTAL INTERNATIONAL EQUITY 2,205,709,864
U.S. EQUITY—52.7%
126,938,897
TIAA-CREF Equity Index Fund 4,124,244,768
TOTAL U.S. EQUITY 4,124,244,768
TOTAL AFFILIATED INVESTMENT COMPANIES 7,816,456,114
(Cost $6,107,979,526)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$10,325,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 10,325,000
TOTAL REPURCHASE AGREEMENT 10,325,000
TOTAL SHORT-TERM INVESTMENTS 10,325,000
(Cost $10,325,000)
TOTAL INVESTMENTS—100.0% 7,826,781,114
(Cost $6,118,304,526)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,524,399)
NET ASSETS—100.0% $ 7,825,256,715
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $10,326,523 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $10,531,553.

Portfolio of Investments
Lifecycle Index 2045 Fund November 30, 2023
33
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—12.4%
84,592,663
TIAA-CREF Bond Index Fund $ 791,787,330
TOTAL FIXED INCOME 791,787,330
INTERNATIONAL EQUITY—30.5%
57,312,235
TIAA-CREF Emerging Markets Equity Index Fund 594,327,878
62,914,310
TIAA-CREF International Equity Index Fund 1,349,511,944
TOTAL INTERNATIONAL EQUITY 1,943,839,822
U.S. EQUITY—56.9%
111,864,661
TIAA-CREF Equity Index Fund 3,634,482,821
TOTAL U.S. EQUITY 3,634,482,821
TOTAL AFFILIATED INVESTMENT COMPANIES 6,370,109,973
(Cost $5,058,225,107)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$10,550,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 10,550,000
TOTAL REPURCHASE AGREEMENT 10,550,000
TOTAL SHORT-TERM INVESTMENTS 10,550,000
(Cost $10,550,000)
TOTAL INVESTMENTS—100.0% 6,380,659,973
(Cost $5,068,775,107)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (870,540)
NET ASSETS—100.0% $ 6,379,789,433
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $10,551,556 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $10,761,036.

Lifecycle Index 2050 Fund November 30, 2023
Portfolio of Investments
34
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—9.3%
53,677,259
TIAA-CREF Bond Index Fund $ 502,419,143
TOTAL FIXED INCOME 502,419,143
INTERNATIONAL EQUITY—31.5%
49,857,440
TIAA-CREF Emerging Markets Equity Index Fund 517,021,649
54,724,815
TIAA-CREF International Equity Index Fund 1,173,847,286
TOTAL INTERNATIONAL EQUITY 1,690,868,935
U.S. EQUITY—59.0%
97,304,000
TIAA-CREF Equity Index Fund 3,161,406,974
TOTAL U.S. EQUITY 3,161,406,974
TOTAL AFFILIATED INVESTMENT COMPANIES 5,354,695,052
(Cost $4,282,011,535)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$9,432,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 9,432,000
TOTAL REPURCHASE AGREEMENT 9,432,000
TOTAL SHORT-TERM INVESTMENTS 9,432,000
(Cost $9,432,000)
TOTAL INVESTMENTS—100.0% 5,364,127,052
(Cost $4,291,443,535)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,311,026)
NET ASSETS—100.0% $ 5,362,816,026
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $9,433,391 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 0.750% and maturity date 4/30/26, valued at $9,620,660.

Portfolio of Investments
Lifecycle Index 2055 Fund November 30, 2023
35
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—8.2%
27,319,065
TIAA-CREF Bond Index Fund $ 255,706,453
TOTAL FIXED INCOME 255,706,453
INTERNATIONAL EQUITY—32.0%
29,592,468
TIAA-CREF Emerging Markets Equity Index Fund 306,873,889
32,440,913
TIAA-CREF International Equity Index Fund 695,857,582
TOTAL INTERNATIONAL EQUITY 1,002,731,471
U.S. EQUITY—59.7%
57,666,962
TIAA-CREF Equity Index Fund 1,873,599,586
TOTAL U.S. EQUITY 1,873,599,586
TOTAL AFFILIATED INVESTMENT COMPANIES 3,132,037,510
(Cost $2,616,160,782)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,340,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 4,340,000
TOTAL REPURCHASE AGREEMENT 4,340,000
TOTAL SHORT-TERM INVESTMENTS 4,340,000
(Cost $4,340,000)
TOTAL INVESTMENTS—100.0% 3,136,377,510
(Cost $2,620,500,782)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,373,862
NET ASSETS—100.0% $ 3,137,751,372
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $4,340,640 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $4,426,811.

Lifecycle Index 2060 Fund November 30, 2023
Portfolio of Investments
36
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—6.9%
12,330,889
TIAA-CREF Bond Index Fund $ 115,417,121
TOTAL FIXED INCOME 115,417,121
INTERNATIONAL EQUITY—32.4%
15,921,200
TIAA-CREF Emerging Markets Equity Index Fund 165,102,843
17,471,574
TIAA-CREF International Equity Index Fund 374,765,270
TOTAL INTERNATIONAL EQUITY 539,868,113
U.S. EQUITY—60.5%
31,065,311
TIAA-CREF Equity Index Fund 1,009,311,957
TOTAL U.S. EQUITY 1,009,311,957
TOTAL AFFILIATED INVESTMENT COMPANIES 1,664,597,191
(Cost $1,458,881,922)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$3,900,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 3,900,000
TOTAL REPURCHASE AGREEMENT 3,900,000
TOTAL SHORT-TERM INVESTMENTS 3,900,000
(Cost $3,900,000)
TOTAL INVESTMENTS—100.0% 1,668,497,191
(Cost $1,462,781,922)
OTHER ASSETS & LIABILITIES, NET—0.0% 56,213
NET ASSETS—100.0% $ 1,668,553,404
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $3,900,575 on 12/1/23, collateralized by Government Agency
Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $3,978,055.

Portfolio of Investments
Lifecycle Index 2065 Fund November 30, 2023
37
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.6%(a)
FIXED INCOME—5.7%
1,355,047
TIAA-CREF Bond Index Fund $ 12,683,242
TOTAL FIXED INCOME 12,683,242
INTERNATIONAL EQUITY—32.8%
2,133,119
TIAA-CREF Emerging Markets Equity Index Fund 22,120,446
2,331,320
TIAA-CREF International Equity Index Fund 50,006,822
TOTAL INTERNATIONAL EQUITY 72,127,268
U.S. EQUITY—61.1%
4,143,210
TIAA-CREF Equity Index Fund 134,612,891
TOTAL U.S. EQUITY 134,612,891
TOTAL AFFILIATED INVESTMENT COMPANIES 219,423,401
(Cost $206,306,243)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.4%
REPURCHASE AGREEMENT—0.4%
$800,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 800,000
TOTAL REPURCHASE AGREEMENT 800,000
TOTAL SHORT-TERM INVESTMENTS 800,000
(Cost $800,000)
TOTAL INVESTMENTS—100.0% 220,223,401
(Cost $207,106,243)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (73,746)
NET ASSETS—100.0% $ 220,149,655
(a) The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $800,118 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 4/30/26, valued at $816,067.

Statement of Assets and Liabilities
See Notes to Financial Statements
38
November 30, 2023 (Unaudited)
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index 2010
Fund
14.3
Lifecycle Index 2015
Fund
14.4
Lifecycle Index 2020
Fund
ASSETS
Affiliated investments, at value
‡
$ 682,656,139 $ 625,073,944 $ 1,056,399,990 $ 3,049,949,792
Short-term investments, at value
#
290,000 – 840,000 453,000
Cash 579 – 294 51
Receivables:
Dividends 946,291 927,920 1,423,573 3,825,536
Interest 43 – 124 67
Investments sold 4,118,956 3,655,425 5,982,195 17,534,186
Reimbursement from Adviser 61,275 56,477 83,521 207,425
Shares sold 647,378 142,454 573,932 2,542,856
Other 17,740 25,425 45,537 107,614
Total assets 688,738,401 629,881,645 1,065,349,166 3,074,620,527
LIABILITIES
Due to affiliates 4,889 4,927 5,487 8,170
Cash overdraft – 147,884 – –
Payables:
Investments purchased - regular settlement 3,566,230 3,777,170 7,140,056 18,629,083
Shares redeemed 5,826,000 109,799 462,030 3,288,501
Service agreement fees 7,582 10,983 17,650 42,570
Accrued expenses:
Custodian fees 1,260 1,241 1,231 1,247
Management fees 93,629 85,229 142,897 403,150
Professional fees 9,006 9,111 10,047 14,503
Shareholder reporting expenses 2,498 (1,330) 1,233 5,212
Shareholder servicing agent fees 2,033 1,166 1,572 3,375
Trustees fees 17,788 25,394 45,520 107,566
12b-1 distribution and service fees 416 2,334 3,533 9,519
Other 17,651 14,500 17,225 30,612
Total liabilities 9,548,982 4,188,408 7,848,481 22,543,508
Net assets $ 679,189,419 $ 625,693,237 $ 1,057,500,685 $ 3,052,077,019
NET ASSETS CONSIST OF:
Paid-in capital $ 641,099,017 $ 549,297,422 $ 895,636,638 $ 2,611,142,671
Total distributable earnings (loss) 38,090,402 76,395,815 161,864,047 440,934,348
Net assets $ 679,189,419 $ 625,693,237 $ 1,057,500,685 $ 3,052,077,019
‡
Affiliated investments, cost $ 622,308,432 $ 541,621,957 $ 890,464,411 $ 2,591,712,835
#
Short-term investments, cost $ 290,000 $ – $ 840,000 $ 453,000
INSTITUTIONAL CLASS:
Net assets $ 639,004,868 $ 551,706,735 $ 940,451,355 $ 2,761,756,456
Shares outstanding 41,972,689 34,279,823 55,331,161 149,812,620
Net asset value per share $ 15 .22 $ 16 .09 $ 17 .00 $ 18 .43
ADVISOR CLASS:
Net assets $ 2,476,817 $ 1,216,848 $ 1,319,031 $ 10,208,073
Shares outstanding 162,713 75,631 77,689 554,840
Net asset value per share $ 15 .22 $ 16 .09 $ 16 .98 $ 18 .40
PREMIER CLASS:
Net assets $ 3,498,367 $ 19,341,507 $ 29,250,209 $ 78,916,622
Shares outstanding 230,022 1,207,099 1,730,751 4,306,906
Net asset value per share $ 15 .21 $ 16 .02 $ 16 .90 $ 18 .32
RETIREMENT CLASS:
Net assets $ 34,209,367 $ 53,428,147 $ 86,480,090 $ 201,195,868
Shares outstanding 2,252,015 3,356,036 5,136,518 11,026,164
Net asset value per share $ 15 .19 $ 15 .92 $ 16 .84 $ 18 .25
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
39
14.5
Lifecycle Index 2025
Fund
14.6
Lifecycle Index 2030
Fund
14.7
Lifecycle Index 2035
Fund
14.8
Lifecycle Index 2040
Fund
14.9
Lifecycle Index 2045
Fund
15.01
Lifecycle Index 2050
Fund
$ 5,654,123,167 $ 7,311,226,594 $ 7,515,424,346 $ 7,816,456,114 $ 6,370,109,973 $ 5,354,695,052
5,073,000 6,516,000 11,905,000 10,325,000 10,550,000 9,432,000
935 64 292 865 479 496
6,414,310 7,022,909 5,661,053 3,919,635 2,086,245 1,324,538
748 961 1,756 1,523 1,556 1,391
32,433,970 40,701,225 36,437,113 28,375,025 17,319,596 12,050,756
351,426 420,622 401,896 399,226 325,123 272,028
3,139,723 3,731,995 5,148,868 4,609,861 5,821,301 5,566,573
150,651 170,445 162,442 171,796 119,379 94,717
5,701,687,930 7,369,790,815 7,575,142,766 7,864,259,045 6,406,333,652 5,383,437,551
11,473 13,457 13,559 13,926 11,946 10,695
– – – – – –
35,516,895 39,471,585 37,772,916 27,867,493 16,641,421 10,978,231
10,990,289 12,773,349 15,416,426 9,808,104 8,843,045 8,758,423
81,772 95,584 88,361 83,958 68,732 58,079
1,238 1,238 1,233 1,232 1,232 1,232
729,182 915,962 912,523 926,653 749,765 627,909
19,674 22,363 22,105 22,563 19,213 17,298
7,431 7,309 4,760 3,549 1,897 (1,296)
4,108 4,783 4,604 5,277 4,709 5,136
150,798 170,933 163,206 172,637 120,288 95,525
14,922 19,159 21,824 23,071 14,048 10,910
48,993 66,032 72,992 73,867 67,923 59,383
47,576,775 53,561,754 54,494,509 39,002,330 26,544,219 20,621,525
$ 5,654,111,155 $ 7,316,229,061 $ 7,520,648,257 $ 7,825,256,715 $ 6,379,789,433 $ 5,362,816,026
$ 4,895,692,719 $ 6,259,728,585 $ 6,285,826,120 $ 6,282,784,427 $ 5,168,344,842 $ 4,365,436,925
758,418,436 1,056,500,476 1,234,822,137 1,542,472,288 1,211,444,591 997,379,101
$ 5,654,111,155 $ 7,316,229,061 $ 7,520,648,257 $ 7,825,256,715 $ 6,379,789,433 $ 5,362,816,026
$ 4,838,275,258 $ 6,164,007,782 $ 6,150,734,550 $ 6,107,979,526 $ 5,058,225,107 $ 4,282,011,535
$ 5,073,000 $ 6,516,000 $ 11,905,000 $ 10,325,000 $ 10,550,000 $ 9,432,000
$ 5,123,714,565 $ 6,674,559,192 $ 6,893,926,474 $ 7,207,412,180 $ 5,914,615,054 $ 4,977,338,760
252,452,648 300,797,654 286,197,236 280,041,410 220,749,346 183,003,883
$ 20 .30 $ 22 .19 $ 24 .09 $ 25 .74 $ 26 .79 $ 27 .20
$ 20,524,028 $ 33,219,889 $ 26,419,860 $ 26,639,377 $ 24,849,848 $ 19,752,480
1,014,112 1,500,780 1,099,623 1,037,225 930,050 728,117
$ 20 .24 $ 22 .14 $ 24 .03 $ 25 .68 $ 26 .72 $ 27 .13
$ 124,085,681 $ 159,480,170 $ 182,120,792 $ 193,235,396 $ 118,211,941 $ 91,655,040
6,146,227 7,233,396 7,611,963 7,559,476 4,438,419 3,392,148
$ 20 .19 $ 22 .05 $ 23 .93 $ 25 .56 $ 26 .63 $ 27 .02
$ 385,786,881 $ 448,969,810 $ 418,181,131 $ 397,969,762 $ 322,112,590 $ 274,069,746
19,218,564 20,464,982 17,565,815 15,637,349 12,164,097 10,202,527
$ 20 .07 $ 21 .94 $ 23 .81 $ 25 .45 $ 26 .48 $ 26 .86
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
40
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
November 30, 2023 (Unaudited)
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
15.3
Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 3,132,037,510 $ 1,664,597,191 $ 219,423,401
Short-term investments, at value
#
4,340,000 3,900,000 800,000
Cash 759 499 880
Receivables:
Dividends 672,121 302,349 32,143
Interest 640 575 118
Investments sold 9,991,442 3,291,132 131,403
Reimbursement from Adviser 166,559 96,961 24,753
Shares sold 3,928,100 3,339,200 813,578
Other 45,276 18,406 1,090
Total assets 3,151,182,407 1,675,546,313 221,227,366
LIABILITIES
Due to affiliates 7,871 6,065 4,277
Payables:
Investments purchased - regular settlement 5,385,879 2,880,151 743,372
Shares redeemed 7,528,388 3,834,425 278,457
Service agreement fees 32,758 16,668 1,744
Accrued expenses:
Custodian fees 1,234 1,232 1,245
Management fees 366,118 193,626 24,968
Professional fees 12,965 10,284 7,841
Shareholder reporting expenses (2,119) (3,780) (776)
Shareholder servicing agent fees 4,513 4,209 1,415
Trustees fees 45,857 18,764 1,195
12b-1 distribution and service fees 5,042 2,843 288
Other 42,529 28,422 13,685
Total liabilities 13,431,035 6,992,909 1,077,711
Net assets $ 3,137,751,372 $ 1,668,553,404 $ 220,149,655
NET ASSETS CONSIST OF:
Paid-in capital $ 2,659,620,946 $ 1,485,018,313 $ 208,617,391
Total distributable earnings (loss) 478,130,426 183,535,091 11,532,264
Net assets $ 3,137,751,372 $ 1,668,553,404 $ 220,149,655
‡
Affiliated investments, cost $ 2,616,160,782 $ 1,458,881,922 $ 206,306,243
#
Short-term investments, cost $ 4,340,000 $ 3,900,000 $ 800,000
INSTITUTIONAL CLASS:
Net assets $ 2,927,016,586 $ 1,557,624,328 $ 207,372,233
Shares outstanding 133,340,934 91,606,759 17,059,917
Net asset value per share $ 21 .95 $ 17 .00 $ 12 .16
ADVISOR CLASS:
Net assets $ 16,928,981 $ 11,469,926 $ 3,019,653
Shares outstanding 773,094 675,660 251,569
Net asset value per share $ 21 .90 $ 16 .98 $ 12 .00
PREMIER CLASS:
Net assets $ 42,485,936 $ 23,858,795 $ 2,537,879
Shares outstanding 1,943,170 1,407,804 211,647
Net asset value per share $ 21 .86 $ 16 .95 $ 11 .99
RETIREMENT CLASS:
Net assets $ 151,319,869 $ 75,600,355 $ 7,219,890
Shares outstanding 6,945,745 4,474,627 601,792
Net asset value per share $ 21 .79 $ 16 .90 $ 12 .00
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
42
Six Months Ended November 30, 2023 (Unaudited)
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index
2010 Fund
14.3
Lifecycle Index
2015 Fund
14.4
Lifecycle Index
2020 Fund
14.5
Lifecycle Index
2025 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 6,879,988 $ 7,065,165 $ 10,783,272 $ 28,103,351 $ 44,431,515
Interest 23,945 14,269 21,151 53,359 127,165
Total investment income 6,903,933 7,079,434 10,804,423 28,156,710 44,558,680
EXPENSES
Management fees 545,756 530,610 878,992 2,493,511 4,439,723
12b-1 distribution and service fees — Premier Class 2,482 14,341 22,141 58,972 91,042
Shareholder servicing agent fees — Institutional Class 4,049 2,302 3,153 7,123 9,087
Shareholder servicing agent fees — Advisor Class 1,053 711 723 5,001 10,640
Shareholder servicing agent fees — Premier Class 60 48 70 89 109
Shareholder servicing agent fees — Retirement Class 44,930 67,679 108,281 256,277 486,558
Administrative service fees 28,544 28,490 31,715 47,156 66,520
Trustees fees 5,336 5,273 8,774 25,424 46,215
Custodian expenses 3,666 3,630 3,620 3,647 3,624
Overdraft expense 7,065 5,250 2,773 2,043 996
Professional fees 9,628 9,723 10,576 14,990 20,420
Registration fees 52,565 52,730 51,936 53,398 56,523
Shareholder reporting expenses 13,152 13,871 17,060 31,886 47,108
Other 54,621 51,205 75,332 192,658 333,642
Total expenses 772,907 785,863 1,215,146 3,192,175 5,612,207
Expenses reimbursed by the investment adviser (134,421) (129,554) (142,338) (208,131) (287,058)
Fee waiver by investment adviser and Nuveen Securities (262,864) (256,576) (413,126) (1,127,450) (1,935,614)
Net expenses 375,622 399,733 659,682 1,856,594 3,389,535
Net investment income (loss) 6,528,311 6,679,701 10,144,741 26,300,116 41,169,145
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments (1,035,924) 1,682,986 6,885,542 17,093,471 1,301,530
Net realized gain (loss) (1,035,924) 1,682,986 6,885,542 17,093,471 1,301,530
Change in unrealized appreciation (depreciation) on:
Affiliated investments 15,457,395 9,620,924 16,777,648 65,033,481 181,143,307
Net change in unrealized appreciation (depreciation) 15,457,395 9,620,924 16,777,648 65,033,481 181,143,307
Net realized and unrealized gain (loss) 14,421,471 11,303,910 23,663,190 82,126,952 182,444,837
Net increase (decrease) in net assets from operations $ 20,949,782 $ 17,983,611 $ 33,807,931 $ 108,427,068 $ 223,613,982

See Notes to Financial Statements
43
14.6
Lifecycle Index
2030 Fund
14.7
Lifecycle Index
2035 Fund
14.8
Lifecycle Index
2040 Fund
14.9
Lifecycle Index
2045 Fund
15.01
Lifecycle Index
2050 Fund
15.1
Lifecycle Index
2055 Fund
15.2
Lifecycle Index
2060 Fund
$ 45,927,548 $ 34,115,628 $ 22,040,154 $ 11,685,634 $ 7,469,608 $ 3,747,373 $ 1,668,695
204,444 229,853 238,645 213,041 182,543 124,764 79,917
46,131,992 34,345,481 22,278,799 11,898,675 7,652,151 3,872,137 1,748,612
5,513,433 5,440,734 5,513,027 4,416,257 3,693,860 2,129,393 1,115,343
116,488 131,972 138,852 83,116 65,630 29,896 17,193
10,669 10,367 11,748 10,498 11,073 9,450 8,602
16,883 13,587 13,032 12,570 9,906 8,705 5,710
134 136 148 112 100 100 83
549,471 510,016 483,257 388,547 330,195 179,976 87,256
78,331 79,119 81,082 69,920 62,446 46,086 35,470
58,706 59,438 61,509 49,448 41,465 23,897 12,507
3,623 3,613 3,610 3,611 3,610 3,613 3,611
273 165 145 121 145 110 729
23,433 23,358 23,843 20,473 18,500 14,071 11,260
57,175 60,004 56,403 56,134 55,817 26,905 53,946
55,687 55,268 58,248 50,728 48,344 37,460 32,035
420,567 420,849 422,354 351,212 297,020 181,721 103,888
6,904,873 6,808,626 6,867,258 5,512,747 4,638,111 2,691,383 1,487,633
(344,691) (357,396) (361,905) (325,368) (298,356) (205,010) (189,036)
(2,290,066) (2,120,531) (2,084,814) (1,669,649) (1,375,270) (793,619) (416,161)
4,270,116 4,330,699 4,420,539 3,517,730 2,964,485 1,692,754 882,436
41,861,876 30,014,782 17,858,260 8,380,945 4,687,666 2,179,383 866,176
(5,872,016) (8,679,086) (6,906,405) (6,799,206) (7,583,189) (4,379,535) (4,108,731)
(5,872,016) (8,679,086) (6,906,405) (6,799,206) (7,583,189) (4,379,535) (4,108,731)
290,487,096 360,314,353 443,691,355 394,912,923 345,668,780 202,460,193 109,568,581
290,487,096 360,314,353 443,691,355 394,912,923 345,668,780 202,460,193 109,568,581
284,615,080 351,635,267 436,784,950 388,113,717 338,085,591 198,080,658 105,459,850
$ 326,476,956 $ 381,650,049 $ 454,643,210 $ 396,494,662 $ 342,773,257 $ 200,260,041 $ 106,326,026

Statement of Operations
(continued)
See Notes to Financial Statements
44
(continued)
(continued)
Statement of Operations
(continued)
Six Months Ended November 30, 2023 (Unaudited)
15.3
Lifecycle Index 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 156,077
Interest 19,703
Total investment income 175,780
EXPENSES
Management fees 125,967
12b-1 distribution and service fees — Premier Class 1,234
Shareholder servicing agent fees — Institutional Class 2,624
Shareholder servicing agent fees — Advisor Class 1,139
Shareholder servicing agent fees — Premier Class 44
Shareholder servicing agent fees — Retirement Class 7,416
Administrative service fees 24,950
Trustees fees 1,407
Custodian expenses 3,634
Overdraft expense 2,000
Professional fees 8,544
Registration fees 51,032
Shareholder reporting expenses 11,080
Other 24,533
Total expenses 265,604
Expenses reimbursed by the investment adviser (119,779)
Fee waiver by investment adviser and Nuveen Securities (47,842)
Net expenses 97,983
Net investment income (loss) 77,797
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (84,458)
Affiliated investments (240,790)
Net realized gain (loss) (325,248)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 12,363,062
Net change in unrealized appreciation (depreciation) 12,363,062
Net realized and unrealized gain (loss) 12,037,814
Net increase (decrease) in net assets from operations $ 12,115,611

Statement of Changes in Net Assets
See Notes to Financial Statements
46
14.1
Lifecycle Index Retirement Income Fund
14.2
Lifecycle Index 2010 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 6,528,311 $ 15,305,262 $ 6,679,701 $ 16,194,967
Net realized gain (loss) (1,035,924) (11,896,154) 1,682,986 (7,974,112)
Net change in unrealized appreciation (depreciation) 15,457,395 (5,999,510) 9,620,924 (10,055,029)
Net increase (decrease) in net assets from operations 20,949,782 (2,590,402) 17,983,611 (1,834,174)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (5,777,223) (18,281,295) – (18,252,249)
Advisor Class (21,949) (75,799) – (59,758)
Premier Class (29,602) (122,700) – (606,988)
Retirement Class (307,545) (1,135,242) – (1,903,649)
Total distributions (6,136,319) (19,615,036) – (20,822,644)
FUND SHARE TRANSACTIONS
Subscriptions 122,023,033 182,382,054 44,699,650 143,562,938
Reinvestments of distributions 5,573,097 17,905,642 – 20,192,977
Redemptions (79,336,486) (166,855,638) (67,618,093) (128,482,532)
Net increase (decrease) from Fund share transactions 48,259,644 33,432,058 (22,918,443) 35,273,383
Net increase (decrease) in net assets 63,073,107 11,226,620 (4,934,832) 12,616,565
Net assets at the beginning of period 616,116,312 604,889,692 630,628,069 618,011,504
Net assets at the end of period $ 679,189,419 $ 616,116,312 $ 625,693,237 $ 630,628,069

See Notes to Financial Statements
47
14.3
Lifecycle Index 2015 Fund
14.4
Lifecycle Index 2020 Fund
14.5
Lifecycle Index 2025 Fund
14.6
Lifecycle Index 2030 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
$ 10,144,741 $ 26,394,608 $ 26,300,116 $ 71,550,107 $ 41,169,145 $ 118,257,558 $ 41,861,876 $ 136,708,107
6,885,542 (8,870,827) 17,093,471 (30,607,980) 1,301,530 (63,420,083) (5,872,016) (80,537,992)
16,777,648 (22,376,751) 65,033,481 (49,927,204) 181,143,307 (46,905,868) 290,487,096 (20,813,225)
33,807,931 (4,852,970) 108,427,068 (8,985,077) 223,613,982 7,931,607 326,476,956 35,356,890
– – – – – – – –
– (29,330,849) – (80,849,668) – (129,927,780) – (150,753,060)
– (53,333) – (302,701) – (636,179) – (827,972)
– (938,974) – (2,263,316) – (3,231,783) – (3,801,250)
– (2,794,638) – (6,188,502) – (10,200,914) – (10,424,052)
– (33,117,794) – (89,604,187) – (143,996,656) – (165,806,334)
70,481,876 155,138,426 196,772,886 511,641,269 432,668,066 1,066,264,676 600,974,649 1,429,792,810
– 32,005,375 – 85,700,117 – 136,276,129 – 159,086,047
(88,842,596) (210,710,319) (286,812,798) (562,296,822) (423,312,523) (793,981,695) (394,785,281) (781,026,233)
(18,360,720) (23,566,518) (90,039,912) 35,044,564 9,355,543 408,559,110 206,189,368 807,852,624
15,447,211 (61,537,282) 18,387,156 (63,544,700) 232,969,525 272,494,061 532,666,324 677,403,180
1,042,053,474 1,103,590,756 3,033,689,863 3,097,234,563 5,421,141,630 5,148,647,569 6,783,562,737 6,106,159,557
$ 1,057,500,685 $ 1,042,053,474 $ 3,052,077,019 $ 3,033,689,863 $ 5,654,111,155 $ 5,421,141,630 $ 7,316,229,061 $ 6,783,562,737

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
48
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035 Fund
14.8
Lifecycle Index 2040 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 30,014,782 $ 127,022,344 $ 17,858,260 $ 126,021,438
Net realized gain (loss) (8,679,086) (108,910,376) (6,906,405) (127,395,310)
Net change in unrealized appreciation (depreciation) 360,314,353 52,152,223 443,691,355 103,241,296
Net increase (decrease) in net assets from operations 381,650,049 70,264,191 454,643,210 101,867,424
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class – (141,975,692) – (143,168,670)
Advisor Class – (533,018) – (572,660)
Premier Class – (3,866,279) – (3,901,042)
Retirement Class – (8,978,227) – (8,360,596)
Total distributions – (155,353,216) – (156,002,968)
FUND SHARE TRANSACTIONS
Subscriptions 705,056,710 1,452,823,028 691,782,613 1,374,271,792
Reinvestments of distributions – 148,974,623 – 151,188,334
Redemptions (330,992,767) (662,613,309) (285,428,186) (601,622,212)
Net increase (decrease) from Fund share transactions 374,063,943 939,184,342 406,354,427 923,837,914
Net increase (decrease) in net assets 755,713,992 854,095,317 860,997,637 869,702,370
Net assets at the beginning of period 6,764,934,265 5,910,838,948 6,964,259,078 6,094,556,708
Net assets at the end of period $ 7,520,648,257 $ 6,764,934,265 $ 7,825,256,715 $ 6,964,259,078

See Notes to Financial Statements
49
14.9
Lifecycle Index 2045 Fund
15.01
Lifecycle Index 2050 Fund
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
$ 8,380,945 $ 94,467,100 $ 4,687,666 $ 77,383,398 $ 2,179,383 $ 42,136,432 $ 866,176 $ 20,668,501
(6,799,206) (73,341,754) (7,583,189) (47,836,878) (4,379,535) (24,338,071) (4,108,731) (12,553,618)
394,912,923 65,814,212 345,668,780 42,957,082 202,460,193 29,243,049 109,568,581 21,010,620
396,494,662 86,939,558 342,773,257 72,503,602 200,260,041 47,041,410 106,326,026 29,125,503
– – – – – – – –
– (105,335,198) – (83,092,318) – (44,335,827) – (21,238,837)
– (479,857) – (395,306) – (299,126) – (210,367)
– (2,106,951) – (1,658,463) – (683,266) – (340,958)
– (6,503,116) – (5,337,628) – (2,954,895) – (1,388,588)
– (114,425,122) – (90,483,715) – (48,273,114) – (23,178,750)
718,150,675 1,279,041,500 619,672,297 1,129,030,987 464,057,170 816,853,280 318,015,111 578,045,540
– 110,763,392 – 87,252,009 – 46,341,525 – 22,172,619
(256,096,390) (483,143,445) (212,359,816) (424,906,290) (144,511,016) (260,732,719) (108,699,753) (173,826,135)
462,054,285 906,661,447 407,312,481 791,376,706 319,546,154 602,462,086 209,315,358 426,392,024
858,548,947 879,175,883 750,085,738 773,396,593 519,806,195 601,230,382 315,641,384 432,338,777
5,521,240,486 4,642,064,603 4,612,730,288 3,839,333,695 2,617,945,177 2,016,714,795 1,352,912,020 920,573,243
$ 6,379,789,433 $ 5,521,240,486 $ 5,362,816,026 $ 4,612,730,288 $ 3,137,751,372 $ 2,617,945,177 $ 1,668,553,404 $ 1,352,912,020

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
50
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065 Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 77,797 $ 1,487,709
Net realized gain (loss) (325,248) (1,032,563)
Net change in unrealized appreciation (depreciation) 12,363,062 3,395,359
Net increase (decrease) in net assets from operations 12,115,611 3,850,505
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class – (1,496,866)
Advisor Class – (15,962)
Premier Class – (18,435)
Retirement Class – (52,353)
Total distributions – (1,583,616)
FUND SHARE TRANSACTIONS
Subscriptions 90,991,234 90,742,768
Reinvestments of distributions – 1,462,476
Redemptions (11,125,429) (14,094,375)
Net increase (decrease) from Fund share transactions 79,865,805 78,110,869
Net increase (decrease) in net assets 91,981,416 80,377,758
Net assets at the beginning of period 128,168,239 47,790,481
Net assets at the end of period $ 220,149,655 $ 128,168,239

Financial Highlights
See Notes to Financial Statements
52
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:
11/30/23
#
$ 14.90 $ 0.15 $ 0.32 $ 0.47 $ (0.15) $ — $ (0.15) $ 15.22
5/31/23 15.48 0.39 (0.47) (0.08) (0.38) (0.12) (0.50) 14.90
5/31/22 17.20 0.36 (1.37) (1.01) (0.38) (0.33) (0.71) 15.48
5/31/21 15.10 0.28 2.16 2.44 (0.29) (0.05) (0.34) 17.20
5/31/20 14.31 0.34 0.82 1.16 (0.35) (0.02) (0.37) 15.10
5/31/19 14.22 0.34 0.15 0.49 (0.34) (0.06) (0.40) 14.31
Advisor Class:
11/30/23
#
14.90 0.15 0.31 0.46 (0.14) — (0.14) 15.22
5/31/23 15.47 0.37 (0.46) (0.09) (0.36) (0.12) (0.48) 14.90
5/31/22 17.19 0.35 (1.38) (1.03) (0.36) (0.33) (0.69) 15.47
5/31/21 15.10 0.24 2.18 2.42 (0.28) (0.05) (0.33) 17.19
5/31/20 14.31 0.36 0.79 1.15 (0.34) (0.02) (0.36) 15.10
5/31/19 14.22 0.33 0.16 0.49 (0.34) (0.06) (0.40) 14.31
Premier Class:
11/30/23
#
14.89 0.14 0.31 0.45 (0.13) — (0.13) 15.21
5/31/23 15.46 0.37 (0.46) (0.09) (0.36) (0.12) (0.48) 14.89
5/31/22 17.18 0.41 (1.45) (1.04) (0.35) (0.33) (0.68) 15.46
5/31/21 15.09 0.27 2.14 2.41 (0.27) (0.05) (0.32) 17.18
5/31/20 14.30 0.32 0.82 1.14 (0.33) (0.02) (0.35) 15.09
5/31/19 14.20 0.31 0.17 0.48 (0.32) (0.06) (0.38) 14.30
Retirement Class:
11/30/23
#
14.87 0.13 0.32 0.45 (0.13) — (0.13) 15.19
5/31/23 15.44 0.35 (0.46) (0.11) (0.34) (0.12) (0.46) 14.87
5/31/22 17.16 0.32 (1.38) (1.06) (0.33) (0.33) (0.66) 15.44
5/31/21 15.07 0.24 2.16 2.40 (0.26) (0.05) (0.31) 17.16
5/31/20 14.28 0.31 0.81 1.12 (0.31) (0.02) (0.33) 15.07
5/31/19 14.19 0.31 0.15 0.46 (0.31) (0.06) (0.37) 14.28
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
53
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3.15% $ 639,005 0.23%
c,g
0.10%
c,g
2.04%
c
7%
(0.40) 574,299 0.22
g
0.10
g
2.62 24
(6.20) 557,296 0.23
g
0.10
g
2.13 24
16.36 547,545 0.23
g
0.10
g
1.69 23
8.17 437,256 0.26
g
0.10
g
2.32 27
3.66 306,742 0.24
f
0.07
f
2.39 23
3.10 2,477 0.31
c,g
0.19
c,g
1.96
c
7
(0.45) 2,312 0.31
g
0.19
g
2.52 24
(6.30) 2,699 0.33
g
0.20
g
2.08 24
16.16 2,242 0.34
g
0.20
g
1.49 23
8.08 989 0.37
g
0.22
g
2.41 27
3.64 160 0.27
f
0.10
f
2.33 23
3.07 3,498 0.38
c,g
0.25
c,g
1.90
c
7
(0.48) 3,277 0.37
g
0.25
g
2.53 24
(6.36) 3,993 0.38
g
0.25
g
2.37 24
16.12 25,449 0.38
g
0.25
g
1.63 23
8.09 29,105 0.40
g
0.25
g
2.17 27
3.44 29,443 0.39
f
0.22
f
2.20 23
3.02 34,209 0.47
c,g
0.35
c,g
1.80
c
7
(0.60) 36,227 0.47
g
0.35
g
2.36 24
(6.45) 40,901 0.48
g
0.35
g
1.90 24
16.04 48,346 0.48
g
0.35
g
1.45 23
7.91 35,862 0.50
g
0.35
g
2.09 27
3.40 34,847 0.49
f
0.32
f
2.19 23

Financial Highlights
(continued)
See Notes to Financial Statements
54
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
LIFECYCLE INDEX 2010 FUND
Institutional Class:
11/30/23
#
$ 15.63 $ 0.17 $ 0.29 $ 0.46 $ — $ — $ — $ 16.09
5/31/23 16.24 0.41 (0.50) (0.09) (0.39) (0.13) (0.52) 15.63
5/31/22 18.13 0.38 (1.41) (1.03) (0.38) (0.48) (0.86) 16.24
5/31/21 15.97 0.30 2.28 2.58 (0.31) (0.11) (0.42) 18.13
5/31/20 15.11 0.36 0.87 1.23 (0.35) (0.02) (0.37) 15.97
5/31/19 15.04 0.36 0.15 0.51 (0.35) (0.09) (0.44) 15.11
Advisor Class:
11/30/23
#
15.63 0.17 0.29 0.46 — — — 16.09
5/31/23 16.24 0.39 (0.49) (0.10) (0.38) (0.13) (0.51) 15.63
5/31/22 18.13 0.36 (1.40) (1.04) (0.37) (0.48) (0.85) 16.24
5/31/21 15.97 0.22 2.35 2.57 (0.30) (0.11) (0.41) 18.13
5/31/20 15.11 0.36 0.87 1.23 (0.35) (0.02) (0.37) 15.97
5/31/19 15.05 0.39 0.11 0.50 (0.35) (0.09) (0.44) 15.11
Premier Class:
11/30/23
#
15.58 0.16 0.28 0.44 — — — 16.02
5/31/23 16.18 0.38 (0.48) (0.10) (0.37) (0.13) (0.50) 15.58
5/31/22 18.06 0.37 (1.42) (1.05) (0.35) (0.48) (0.83) 16.18
5/31/21 15.92 0.27 2.26 2.53 (0.28) (0.11) (0.39) 18.06
5/31/20 15.06 0.35 0.86 1.21 (0.33) (0.02) (0.35) 15.92
5/31/19 15.00 0.35 0.13 0.48 (0.33) (0.09) (0.42) 15.06
Retirement Class:
11/30/23
#
15.48 0.15 0.29 0.44 — — — 15.92
5/31/23 16.08 0.37 (0.49) (0.12) (0.35) (0.13) (0.48) 15.48
5/31/22 17.96 0.33 (1.39) (1.06) (0.34) (0.48) (0.82) 16.08
5/31/21 15.83 0.25 2.26 2.51 (0.27) (0.11) (0.38) 17.96
5/31/20 14.98 0.32 0.87 1.19 (0.32) (0.02) (0.34) 15.83
5/31/19 14.92 0.32 0.14 0.46 (0.31) (0.09) (0.40) 14.98
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
55
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2.94% $ 551,707 0.22%
c,g
0.10%
c,g
2.16%
c
8%
(0.44) 553,938 0.22
g
0.10
g
2.63 22
(6.07) 526,583 0.22
g
0.10
g
2.12 23
16.22 560,852 0.23
g
0.10
g
1.71 28
8.18 442,192 0.25
g
0.10
g
2.32 22
3.57 335,348 0.22
f
0.07
f
2.40 19
2.94 1,217 0.32
c,g
0.19
c,g
2.09
c
8
(0.53) 2,024 0.31
g
0.19
g
2.52 22
(6.16) 1,715 0.32
g
0.20
g
2.03 23
16.18 1,950 0.32
g
0.19
g
1.28 28
8.16 123 0.26
g
0.12
g
2.30 22
3.52 113 0.27
f
0.13
f
2.57 19
2.89 19,342 0.37
c,g
0.25
c,g
2.01
c
8
(0.60) 19,016 0.37
g
0.25
g
2.47 22
(6.19) 21,048 0.38
g
0.25
g
2.07 23
15.99 43,665 0.38
g
0.25
g
1.56 28
8.06 31,580 0.40
g
0.25
g
2.20 22
3.42 32,634 0.36
f
0.21
f
2.35 19
2.84 53,428 0.47
c,g
0.35
c,g
1.91
c
8
(0.66) 55,650 0.47
g
0.35
g
2.39 22
(6.32) 68,666 0.47
g
0.35
g
1.88 23
15.91 81,534 0.48
g
0.35
g
1.46 28
7.93 74,599 0.50
g
0.35
g
2.08 22
3.32 70,013 0.47
f
0.32
f
2.16 19

Financial Highlights
(continued)
See Notes to Financial Statements
56
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
LIFECYCLE INDEX 2015 FUND
Institutional Class:
11/30/23
#
$ 16 .46 $ 0 .16 $ 0 .38 $ 0 .54 $ — $ — $ — $ 17 .00
5/31/23 17 .05 0 .42 ( 0 .48 ) ( 0 .06 ) ( 0 .42 ) ( 0 .11 ) ( 0 .53 ) 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
5/31/20 15 .76 0 .38 0 .92 1 .30 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 16 .65
5/31/19 15 .74 0 .37 0 .13 0 .50 ( 0 .37 ) ( 0 .11 ) ( 0 .48 ) 15 .76
Advisor Class:
11/30/23
#
16 .45 0 .16 0 .37 0 .53 — — — 16 .98
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
5/31/20 15 .76 0 .39 0 .90 1 .29 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 16 .65
5/31/19 15 .74 0 .37 0 .12 0 .49 ( 0 .36 ) ( 0 .11 ) ( 0 .47 ) 15 .76
Premier Class:
11/30/23
#
16 .37 0 .15 0 .38 0 .53 — — — 16 .90
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
5/31/20 15 .69 0 .36 0 .91 1 .27 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 16 .58
5/31/19 15 .68 0 .36 0 .10 0 .46 ( 0 .34 ) ( 0 .11 ) ( 0 .45 ) 15 .69
Retirement Class:
11/30/23
#
16 .32 0 .14 0 .38 0 .52 — — — 16 .84
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
5/31/20 15 .64 0 .33 0 .91 1 .24 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 16 .52
5/31/19 15 .62 0 .33 0 .13 0 .46 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 15 .64
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
57
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .34% $ 940,451 0 .21%
c ,g
0 .10%
c ,g
1 .97%
c
8%
( 0 .28 ) 921,164 0 .20
g
0 .10
g
2 .55 18
( 6 .32 ) 966,867 0 .21
g
0 .10
g
2 .08 19
18 .16 962,220 0 .21
g
0 .10
g
1 .71 26
8 .24 819,474 0 .23
g
0 .10
g
2 .33 25
3 .40 654,257 0 .20
f
0 .07
f
2 .38 17
3 .22 1,319 0 .30
c ,g
0 .20
c ,g
1 .87
c
8
( 0 .33 ) 1,700 0 .30
g
0 .20
g
2 .48 18
( 6 .40 ) 1,657 0 .31
g
0 .20
g
2 .13 19
18 .05 1,396 0 .31
g
0 .20
g
1 .28 26
8 .19 592 0 .30
g
0 .18
g
2 .38 25
3 .31 164 0 .24
f
0 .11
f
2 .38 17
3 .24 29,250 0 .36
c ,g
0 .25
c ,g
1 .82
c
8
( 0 .45 ) 30,386 0 .35
g
0 .25
g
2 .41 18
( 6 .49 ) 34,529 0 .36
g
0 .25
g
2 .16 19
18 .00 98,140 0 .36
g
0 .25
g
1 .55 26
8 .12 85,350 0 .37
g
0 .25
g
2 .18 25
3 .19 94,174 0 .34
f
0 .21
f
2 .31 17
3 .19 86,480 0 .46
c ,g
0 .35
c ,g
1 .72
c
8
( 0 .56 ) 88,804 0 .45
g
0 .35
g
2 .31 18
( 6 .51 ) 100,537 0 .46
g
0 .35
g
1 .83 19
17 .88 126,902 0 .46
g
0 .35
g
1 .44 26
7 .96 122,731 0 .47
g
0 .35
g
2 .05 25
3 .09 130,910 0 .45
f
0 .32
f
2 .14 17

Financial Highlights
(continued)
See Notes to Financial Statements
58
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
LIFECYCLE INDEX 2020 FUND
Institutional Class:
11/30/23
#
$ 17 .79 $ 0 .16 $ 0 .48 $ 0 .64 $ — $ — $ — $ 18 .43
5/31/23 18 .39 0 .43 ( 0 .48 ) ( 0 .05 ) ( 0 .43 ) ( 0 .12 ) ( 0 .55 ) 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
5/31/20 16 .65 0 .40 0 .99 1 .39 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 17 .63
5/31/19 16 .63 0 .39 0 .08 0 .47 ( 0 .38 ) ( 0 .07 ) ( 0 .45 ) 16 .65
Advisor Class:
11/30/23
#
17 .76 0 .15 0 .49 0 .64 — — — 18 .40
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
5/31/20 16 .64 0 .43 0 .94 1 .37 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 17 .61
5/31/19 16 .62 0 .38 0 .08 0 .46 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 16 .64
Premier Class:
11/30/23
#
17 .69 0 .14 0 .49 0 .63 — — — 18 .32
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
5/31/20 16 .57 0 .38 0 .99 1 .37 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 17 .55
5/31/19 16 .55 0 .37 0 .07 0 .44 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 16 .57
Retirement Class:
11/30/23
#
17 .63 0 .13 0 .49 0 .62 — — — 18 .25
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
5/31/20 16 .51 0 .35 0 .99 1 .34 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 17 .48
5/31/19 16 .49 0 .34 0 .09 0 .43 ( 0 .34 ) ( 0 .07 ) ( 0 .41 ) 16 .51
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
59
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .66% $ 2,761,756 0 .19%
c ,g
0 .10%
c ,g
1 .76%
c
6%
( 0 .21 ) 2,736,922 0 .19
g
0 .10
g
2 .44 19
( 6 .51 ) 2,756,707 0 .19
g
0 .10
g
2 .01 19
20 .14 2,729,084 0 .20
g
0 .10
g
1 .72 21
8 .36 2,221,699 0 .21
g
0 .10
g
2 .32 20
3 .07 1,636,541 0 .19
f
0 .08
f
2 .34 12
3 .60 10,208 0 .29
c ,g
0 .20
c ,g
1 .65
c
6
( 0 .27 ) 10,266 0 .29
g
0 .20
g
2 .36 19
( 6 .60 ) 10,672 0 .30
g
0 .20
g
2 .03 19
20 .00 11,420 0 .30
g
0 .20
g
1 .37 21
8 .25 4,832 0 .31
g
0 .21
g
2 .51 20
2 .95 708 0 .27
f
0 .16
f
2 .30 12
3 .56 78,917 0 .34
c ,g
0 .25
c ,g
1 .61
c
6
( 0 .32 ) 78,463 0 .34
g
0 .25
g
2 .30 19
( 6 .65 ) 82,754 0 .35
g
0 .25
g
2 .13 19
19 .89 316,253 0 .35
g
0 .25
g
1 .55 21
8 .25 268,403 0 .36
g
0 .25
g
2 .16 20
2 .86 257,430 0 .33
f
0 .22
f
2 .24 12
3 .52 201,196 0 .44
c ,g
0 .35
c ,g
1 .51
c
6
( 0 .39 ) 208,039 0 .44
g
0 .35
g
2 .20 19
( 6 .76 ) 247,101 0 .44
g
0 .35
g
1 .78 19
19 .85 310,428 0 .45
g
0 .35
g
1 .46 21
8 .10 303,700 0 .46
g
0 .35
g
2 .05 20
2 .76 316,512 0 .43
f
0 .32
f
2 .09 12

Financial Highlights
(continued)
See Notes to Financial Statements
60
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
LIFECYCLE INDEX 2025 FUND
Institutional Class:
11/30/23
#
$ 19 .49 $ 0 .15 $ 0 .66 $ 0 .81 $ — $ — $ — $ 20 .30
5/31/23 20 .07 0 .45 ( 0 .47 ) ( 0 .02 ) ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
5/31/20 17 .49 0 .42 1 .05 1 .47 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 18 .53
5/31/19 17 .51 0 .40 0 .02 0 .42 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 17 .49
Advisor Class:
11/30/23
#
19 .45 0 .14 0 .65 0 .79 — — — 20 .24
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
5/31/20 17 .47 0 .42 1 .03 1 .45 ( 0 .40 ) ( 0 .02 ) ( 0 .42 ) 18 .50
5/31/19 17 .50 0 .40 0 .00
d
0 .40 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 17 .47
Premier Class:
11/30/23
#
19 .40 0 .13 0 .66 0 .79 — — — 20 .19
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
5/31/20 17 .41 0 .39 1 .05 1 .44 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 18 .45
5/31/19 17 .44 0 .38 0 .01 0 .39 ( 0 .37 ) ( 0 .05 ) ( 0 .42 ) 17 .41
Retirement Class:
11/30/23
#
19 .30 0 .12 0 .65 0 .77 — — — 20 .07
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
5/31/20 17 .34 0 .37 1 .03 1 .40 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .36
5/31/19 17 .36 0 .35 0 .03 0 .38 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 17 .34
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
61
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .16% $ 5,123,715 0 .18%
c ,g
0 .10%
c ,g
1 .51%
c
6%
( 0 .01 ) 4,888,761 0 .18
g
0 .10
g
2 .33 14
( 6 .65 ) 4,582,423 0 .19
g
0 .10
g
1 .95 14
23 .29 4,263,286 0 .19
g
0 .10
g
1 .71 18
8 .35 3,152,216 0 .20
g
0 .11
g
2 .31 17
2 .58 2,108,199 0 .18
f
0 .08
f
2 .28 11
4 .06 20,524 0 .28
c ,g
0 .20
c ,g
1 .41
c
6
( 0 .06 ) 22,052 0 .28
g
0 .20
g
2 .30 14
( 6 .78 ) 21,746 0 .29
g
0 .21
g
1 .92 14
23 .20 17,472 0 .29
g
0 .20
g
1 .47 18
8 .23 2,837 0 .30
g
0 .21
g
2 .30 17
2 .51 1,001 0 .28
f
0 .18
f
2 .28 11
4 .07 124,086 0 .33
c ,g
0 .25
c ,g
1 .36
c
6
( 0 .17 ) 119,308 0 .33
g
0 .25
g
2 .20 14
( 6 .79 ) 123,482 0 .34
g
0 .25
g
2 .06 14
23 .11 466,892 0 .34
g
0 .25
g
1 .55 18
8 .24 357,784 0 .35
g
0 .26
g
2 .15 17
2 .44 328,028 0 .33
f
0 .22
f
2 .20 11
3 .99 385,787 0 .43
c ,g
0 .35
c ,g
1 .26
c
6
( 0 .23 ) 391,021 0 .43
g
0 .35
g
2 .10 14
( 6 .91 ) 420,997 0 .44
g
0 .35
g
1 .71 14
22 .99 481,282 0 .44
g
0 .35
g
1 .46 18
8 .05 424,099 0 .46
g
0 .36
g
2 .05 17
2 .33 408,411 0 .43
f
0 .32
f
2 .03 11

Financial Highlights
(continued)
See Notes to Financial Statements
62
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
LIFECYCLE INDEX 2030 FUND
Institutional Class:
11/30/23
#
$ 21 .18 $ 0 .13 $ 0 .88 $ 1 .01 $ — $ — $ — $ 22 .19
5/31/23 21 .72 0 .46 ( 0 .44 ) 0 .02 ( 0 .44 ) ( 0 .12 ) ( 0 .56 ) 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
5/31/20 18 .33 0 .44 1 .08 1 .52 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 19 .40
5/31/19 18 .42 0 .41 ( 0 .04 ) 0 .37 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 18 .33
Advisor Class:
11/30/23
#
21 .14 0 .12 0 .88 1 .00 — — — 22 .14
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
5/31/20 18 .31 0 .42 1 .09 1 .51 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 19 .38
5/31/19 18 .41 0 .43 ( 0 .08 ) 0 .35 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 18 .31
Premier Class:
11/30/23
#
21 .06 0 .11 0 .88 0 .99 — — — 22 .05
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
5/31/20 18 .24 0 .41 1 .09 1 .50 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 19 .31
5/31/19 18 .34 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 18 .24
Retirement Class:
11/30/23
#
20 .97 0 .10 0 .87 0 .97 — — — 21 .94
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
5/31/20 18 .16 0 .39 1 .08 1 .47 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 19 .22
5/31/19 18 .26 0 .36 ( 0 .05 ) 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 18 .16
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
63
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
4 .77% $ 6,674,559 0 .18%
c ,g
0 .10%
c ,g
1 .21%
c
4%
0 .24 6,168,804 0 .18
g
0 .10
g
2 .22 12
( 6 .86 ) 5,483,743 0 .18
g
0 .10
g
1 .88 13
26 .70 4,966,053 0 .19
g
0 .10
g
1 .70 16
8 .25 3,449,438 0 .20
g
0 .10
g
2 .30 15
2 .13 2,291,258 0 .18
f
0 .08
f
2 .24 10
4 .73 33,220 0 .28
c ,g
0 .20
c ,g
1 .11
c
4
0 .15 33,509 0 .28
g
0 .20
g
2 .17 12
( 6 .94 ) 26,880 0 .28
g
0 .20
g
1 .83 13
26 .54 23,352 0 .29
g
0 .20
g
1 .38 16
8 .20 5,671 0 .30
g
0 .21
g
2 .20 15
2 .03 1,311 0 .28
f
0 .18
f
2 .36 10
4 .70 159,480 0 .33
c ,g
0 .25
c ,g
1 .06
c
4
0 .09 150,728 0 .33
g
0 .25
g
2 .09 12
( 7 .00 ) 150,515 0 .33
g
0 .25
g
2 .04 13
26 .45 475,693 0 .34
g
0 .25
g
1 .54 16
8 .14 344,547 0 .35
g
0 .25
g
2 .14 15
1 .98 318,862 0 .32
f
0 .22
f
2 .16 10
4 .63 448,970 0 .43
c ,g
0 .35
c ,g
0 .96
c
4
( 0 .02 ) 430,522 0 .43
g
0 .35
g
1 .97 12
( 7 .07 ) 445,022 0 .43
g
0 .35
g
1 .66 13
26 .40 496,871 0 .44
g
0 .35
g
1 .45 16
8 .02 419,628 0 .45
g
0 .35
g
2 .04 15
1 .88 392,792 0 .42
f
0 .32
f
2 .01 10

Financial Highlights
(continued)
See Notes to Financial Statements
64
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
LIFECYCLE INDEX 2035 FUND
Institutional Class:
11/30/23
#
$ 22 .83 $ 0 .10 $ 1 .16 $ 1 .26 $ — $ — $ — $ 24 .09
5/31/23 23 .28 0 .47 ( 0 .34 ) 0 .13 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
5/31/20 19 .12 0 .46 1 .11 1 .57 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .21
5/31/19 19 .32 0 .42 ( 0 .14 ) 0 .28 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .12
Advisor Class:
11/30/23
#
22 .78 0 .09 1 .16 1 .25 — — — 24 .03
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
5/31/20 19 .10 0 .50 1 .04 1 .54 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .18
5/31/19 19 .31 0 .40 ( 0 .13 ) 0 .27 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .10
Premier Class:
11/30/23
#
22 .69 0 .08 1 .16 1 .24 — — — 23 .93
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
5/31/20 19 .02 0 .43 1 .11 1 .54 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .11
5/31/19 19 .22 0 .40 ( 0 .14 ) 0 .26 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 19 .02
Retirement Class:
11/30/23
#
22 .59 0 .07 1 .15 1 .22 — — — 23 .81
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
5/31/20 18 .94 0 .41 1 .10 1 .51 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 20 .02
5/31/19 19 .14 0 .37 ( 0 .13 ) 0 .24 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 18 .94
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
65
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .52% $ 6,893,926 0 .17%
c ,g
0 .10%
c ,g
0 .86%
c
4%
0 .69 6,172,055 0 .17
g
0 .10
g
2 .11 12
( 7 .00 ) 5,330,114 0 .18
g
0 .10
g
1 .81 12
30 .12 4,697,189 0 .18
g
0 .10
g
1 .70 15
8 .12 3,151,680 0 .19
g
0 .11
g
2 .30 14
1 .66 2,077,146 0 .17
f
0 .08
f
2 .20 7
5 .49 26,420 0 .28
c ,g
0 .21
c ,g
0 .75
c
4
0 .56 25,308 0 .27
g
0 .20
g
2 .03 12
( 7 .09 ) 18,143 0 .28
g
0 .20
g
1 .72 12
30 .03 15,231 0 .28
g
0 .20
g
1 .37 15
8 .02 3,623 0 .29
g
0 .20
g
2 .51 14
1 .52 1,036 0 .27
f
0 .18
f
2 .12 7
5 .46 182,121 0 .32
c ,g
0 .25
c ,g
0 .71
c
4
0 .54 169,166 0 .32
g
0 .25
g
1 .96 12
( 7 .18 ) 161,087 0 .33
g
0 .25
g
1 .97 12
29 .90 470,422 0 .33
g
0 .25
g
1 .54 15
8 .02 331,062 0 .34
g
0 .26
g
2 .15 14
1 .46 295,473 0 .32
f
0 .23
f
2 .10 7
5 .40 418,181 0 .42
c ,g
0 .35
c ,g
0 .61
c
4
0 .43 398,405 0 .42
g
0 .35
g
1 .86 12
( 7 .26 ) 401,495 0 .43
g
0 .35
g
1 .58 12
29 .81 451,962 0 .43
g
0 .35
g
1 .45 15
7 .89 372,294 0 .44
g
0 .36
g
2 .04 14
1 .36 353,729 0 .42
f
0 .33
f
1 .94 7

Financial Highlights
(continued)
See Notes to Financial Statements
66
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
LIFECYCLE INDEX 2040 FUND
Institutional Class:
11/30/23
#
$ 24 .20 $ 0 .06 $ 1 .48 $ 1 .54 $ — $ — $ — $ 25 .74
5/31/23 24 .55 0 .48 ( 0 .23 ) 0 .25 ( 0 .47 ) ( 0 .13 ) ( 0 .60 ) 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
5/31/20 19 .65 0 .47 1 .08 1 .55 ( 0 .47 ) ( 0 .02 ) ( 0 .49 ) 20 .71
5/31/19 19 .96 0 .42 ( 0 .25 ) 0 .17 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .65
Advisor Class:
11/30/23
#
24 .16 0 .05 1 .47 1 .52 — — — 25 .68
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
5/31/20 19 .63 0 .47 1 .07 1 .54 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .69
5/31/19 19 .94 0 .40 ( 0 .24 ) 0 .16 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .63
Premier Class:
11/30/23
#
24 .05 0 .04 1 .47 1 .51 — — — 25 .56
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
5/31/20 19 .55 0 .44 1 .07 1 .51 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .60
5/31/19 19 .86 0 .41 ( 0 .27 ) 0 .14 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 19 .55
Retirement Class:
11/30/23
#
23 .96 0 .03 1 .46 1 .49 — — — 25 .45
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
5/31/20 19 .47 0 .42 1 .07 1 .49 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 20 .52
5/31/19 19 .78 0 .37 ( 0 .25 ) 0 .12 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 19 .47
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
67
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .36% $ 7,207,412 0 .17%
c ,g
0 .10%
c ,g
0 .50%
c
3%
1 .15 6,388,981 0 .17
g
0 .10
g
2 .03 13
( 7 .00 ) 5,515,470 0 .17
g
0 .10
g
1 .78 12
33 .87 4,914,220 0 .18
g
0 .10
g
1 .68 14
7 .81 3,297,735 0 .19
g
0 .10
g
2 .28 11
1 .08 2,269,054 0 .17
f
0 .08
f
2 .14 6
6 .29 26,639 0 .27
c ,g
0 .20
c ,g
0 .40
c
3
1 .05 24,491 0 .27
g
0 .20
g
2 .00 13
( 7 .12 ) 21,468 0 .27
g
0 .20
g
1 .75 12
33 .78 16,071 0 .28
g
0 .20
g
1 .25 14
7 .75 3,215 0 .28
g
0 .19
g
2 .30 11
0 .96 2,047 0 .25
f
0 .16
f
2 .02 6
6 .28 193,235 0 .32
c ,g
0 .25
c ,g
0 .35
c
3
0 .99 176,064 0 .32
g
0 .25
g
1 .88 13
( 7 .18 ) 172,180 0 .32
g
0 .25
g
1 .98 12
33 .69 447,061 0 .33
g
0 .25
g
1 .50 14
7 .65 291,837 0 .34
g
0 .25
g
2 .12 11
0 .87 258,812 0 .31
f
0 .23
f
2 .09 6
6 .22 397,970 0 .42
c ,g
0 .35
c ,g
0 .25
c
3
0 .93 374,723 0 .42
g
0 .35
g
1 .79 13
( 7 .26 ) 385,438 0 .42
g
0 .35
g
1 .55 12
33 .55 435,795 0 .43
g
0 .35
g
1 .42 14
7 .58 348,208 0 .44
g
0 .35
g
2 .02 11
0 .77 336,720 0 .42
f
0 .33
f
1 .89 6

Financial Highlights
(continued)
See Notes to Financial Statements
68
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
LIFECYCLE INDEX 2045 FUND
Institutional Class:
11/30/23
#
$ 25 .05 $ 0 .04 $ 1 .70 $ 1 .74 $ — $ — $ — $ 26 .79
5/31/23 25 .39 0 .48 ( 0 .24 ) 0 .24 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
5/31/20 19 .69 0 .47 1 .02 1 .49 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .68
5/31/19 20 .09 0 .42 ( 0 .34 ) 0 .08 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .69
Advisor Class:
11/30/23
#
25 .00 0 .03 1 .69 1 .72 — — — 26 .72
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
5/31/20 19 .66 0 .48 0 .99 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .65
5/31/19 20 .08 0 .42 ( 0 .37 ) 0 .05 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .66
Premier Class:
11/30/23
#
24 .92 0 .02 1 .69 1 .71 — — — 26 .63
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
5/31/20 19 .60 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .58
5/31/19 20 .00 0 .41 ( 0 .35 ) 0 .06 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .60
Retirement Class:
11/30/23
#
24 .79 0 .01 1 .68 1 .69 — — — 26 .48
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
5/31/20 19 .51 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .49
5/31/19 19 .91 0 .36 ( 0 .32 ) 0 .04 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .51
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
69
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .95% $ 5,914,615 0 .17%
c ,g
0 .10%
c ,g
0 .30%
c
2%
1 .11 5,095,781 0 .17
g
0 .10
g
1 .96 10
( 6 .92 ) 4,224,772 0 .17
g
0 .10
g
1 .75 11
37 .71 3,640,347 0 .17
g
0 .10
g
1 .65 11
7 .43 2,269,913 0 .19
g
0 .10
g
2 .27 6
0 .58 1,451,216 0 .17
f
0 .08
f
2 .10 4
6 .88 24,850 0 .27
c ,g
0 .20
c ,g
0 .20
c
2
1 .05 24,082 0 .27
g
0 .20
g
1 .90 10
( 7 .04 ) 18,259 0 .27
g
0 .20
g
1 .77 11
37 .58 12,840 0 .28
g
0 .20
g
1 .29 11
7 .37 2,504 0 .29
g
0 .21
g
2 .31 6
0 .41 1,162 0 .27
f
0 .18
f
2 .10 4
6 .86 118,212 0 .32
c ,g
0 .25
c ,g
0 .15
c
2
0 .99 103,386 0 .32
g
0 .25
g
1 .84 10
( 7 .06 ) 90,924 0 .32
g
0 .25
g
2 .17 11
37 .48 352,496 0 .32
g
0 .25
g
1 .47 11
7 .28 225,642 0 .34
g
0 .25
g
2 .12 6
0 .43 195,595 0 .32
f
0 .22
f
2 .05 4
6 .82 322,113 0 .42
c ,g
0 .35
c ,g
0 .05
c
2
0 .89 297,992 0 .42
g
0 .35
g
1 .76 10
( 7 .18 ) 308,109 0 .42
g
0 .35
g
1 .54 11
37 .32 328,342 0 .42
g
0 .35
g
1 .40 11
7 .21 256,314 0 .44
g
0 .35
g
2 .03 6
0 .32 236,400 0 .42
f
0 .32
f
1 .83 4

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
LIFECYCLE INDEX 2050 FUND
Institutional Class:
11/30/23
#
$ 25 .37 $ 0 .03 $ 1 .80 $ 1 .83 $ — $ — $ — $ 27 .20
5/31/23 25 .69 0 .47 ( 0 .23 ) 0 .24 ( 0 .47 ) ( 0 .09 ) ( 0 .56 ) 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
5/31/20 19 .75 0 .47 1 .03 1 .50 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .75
5/31/19 20 .17 0 .42 ( 0 .35 ) 0 .07 ( 0 .44 ) ( 0 .05 ) ( 0 .49 ) 19 .75
Advisor Class:
11/30/23
#
25 .32 0 .01 1 .80 1 .81 — — — 27 .13
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
5/31/20 19 .73 0 .50 0 .97 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .72
5/31/19 20 .16 0 .41 ( 0 .36 ) 0 .05 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .73
Premier Class:
11/30/23
#
25 .23 0 .01 1 .78 1 .79 — — — 27 .02
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
5/31/20 19 .65 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .63
5/31/19 20 .07 0 .41 ( 0 .37 ) 0 .04 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .65
Retirement Class:
11/30/23
#
25 .09 ( 0 .01 ) 1 .78 1 .77 — — — 26 .86
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
5/31/20 19 .56 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .54
5/31/19 19 .98 0 .36 ( 0 .34 ) 0 .02 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .56
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
71
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .21% $ 4,977,339 0 .17%
c ,g
0 .10%
c ,g
0 .20%
c
2%
1 .07 4,258,463 0 .17
g
0 .10
g
1 .93 8
( 6 .92 ) 3,473,689 0 .17
g
0 .10
g
1 .75 11
38 .50 2,948,578 0 .18
g
0 .10
g
1 .63 9
7 .46 1,786,312 0 .19
g
0 .10
g
2 .26 5
0 .47 1,066,667 0 .18
f
0 .08
f
2 .08 5
7 .15 19,752 0 .27
c ,g
0 .20
c ,g
0 .10
c
2
0 .99 19,403 0 .27
g
0 .20
g
1 .96 8
( 7 .04 ) 14,242 0 .27
g
0 .20
g
1 .75 11
38 .42 10,851 0 .27
g
0 .20
g
1 .30 9
7 .35 2,546 0 .28
g
0 .20
g
2 .41 5
0 .37 1,200 0 .27
f
0 .17
f
2 .07 5
7 .09 91,655 0 .32
c ,g
0 .25
c ,g
0 .05
c
2
0 .96 83,196 0 .32
g
0 .25
g
1 .79 8
( 7 .06 ) 80,318 0 .32
g
0 .25
g
2 .20 11
38 .36 295,691 0 .33
g
0 .25
g
1 .47 9
7 .26 188,481 0 .34
g
0 .25
g
2 .11 5
0 .32 157,105 0 .32
f
0 .22
f
2 .06 5
7 .05 274,070 0 .42
c ,g
0 .35
c ,g
( 0 .05 )
c
2
0 .82 251,668 0 .42
g
0 .35
g
1 .74 8
( 7 .15 ) 271,085 0 .42
g
0 .35
g
1 .52 11
38 .15 285,738 0 .43
g
0 .35
g
1 .41 9
7 .19 218,846 0 .45
g
0 .35
g
2 .04 5
0 .21 202,199 0 .42
f
0 .32
f
1 .83 5

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
LIFECYCLE INDEX 2055 FUND
Institutional Class:
11/30/23
#
$ 20 .46 $ 0 .02 $ 1 .47 $ 1 .49 $ — $ — $ — $ 21 .95
5/31/23 20 .70 0 .38 ( 0 .19 ) 0 .19 ( 0 .37 ) ( 0 .06 ) ( 0 .43 ) 20 .46
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
5/31/21 16 .59 0 .32 6 .14 6 .46 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 22 .70
5/31/20 15 .80 0 .37 0 .82 1 .19 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 16 .59
5/31/19 16 .15 0 .33 ( 0 .30 ) 0 .03 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 15 .80
Advisor Class:
11/30/23
#
20 .42 0 .01 1 .47 1 .48 — — — 21 .90
5/31/23 20 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 20 .42
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
5/31/21 16 .57 0 .29 6 .13 6 .42 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 22 .66
5/31/20 15 .79 0 .35 0 .82 1 .17 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 16 .57
5/31/19 16 .14 0 .33 ( 0 .31 ) 0 .02 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 15 .79
Premier Class:
11/30/23
#
20 .39 0 .00
d
1 .47 1 .47 — — — 21 .86
5/31/23 20 .63 0 .35 ( 0 .19 ) 0 .16 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 20 .39
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
5/31/21 16 .54 0 .29 6 .11 6 .40 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 22 .62
5/31/20 15 .76 0 .35 0 .81 1 .16 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 16 .54
5/31/19 16 .11 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 15 .76
Retirement Class:
11/30/23
#
20 .33 ( 0 .01 ) 1 .47 1 .46 — — — 21 .79
5/31/23 20 .57 0 .35 ( 0 .20 ) 0 .15 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 20 .33
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
5/31/21 16 .50 0 .28 6 .08 6 .36 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 22 .56
5/31/20 15 .73 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 16 .50
5/31/19 16 .07 0 .29 ( 0 .29 ) 0 .00
d
( 0 .31 ) ( 0 .03 ) ( 0 .34 ) 15 .73
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
73
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .28% $ 2,927,017 0 .17%
c ,g
0 .10%
c ,g
0 .17%
c
2%
1 .10 2,428,738 0 .18
g
0 .10
g
1 .92 7
( 6 .91 ) 1,822,272 0 .18
g
0 .10
g
1 .75 11
39 .14 1,478,111 0 .18
g
0 .10
g
1 .61 6
7 .37 801,496 0 .20
g
0 .11
g
2 .23 7
0 .34 439,798 0 .20
f
0 .09
f
2 .04 4
7 .25 16,929 0 .27
c ,g
0 .20
c ,g
0 .07
c
2
1 .02 16,680 0 .27
g
0 .20
g
1 .85 7
( 7 .00 ) 12,050 0 .28
g
0 .20
g
1 .71 11
38 .98 8,251 0 .28
g
0 .20
g
1 .46 6
7 .24 1,534 0 .29
g
0 .20
g
2 .13 7
0 .30 755 0 .28
f
0 .17
f
2 .11 4
7 .21 42,486 0 .32
c ,g
0 .25
c ,g
0 .02
c
2
0 .95 37,212 0 .33
g
0 .25
g
1 .78 7
( 7 .02 ) 33,219 0 .33
g
0 .25
g
2 .28 11
38 .91 142,662 0 .33
g
0 .25
g
1 .45 6
7 .19 79,521 0 .35
g
0 .26
g
2 .09 7
0 .20 57,625 0 .34
f
0 .23
f
2 .10 4
7 .18 151,320 0 .42
c ,g
0 .35
c ,g
( 0 .08 )
c
2
0 .85 135,316 0 .43
g
0 .35
g
1 .76 7
( 7 .13 ) 149,174 0 .43
g
0 .35
g
1 .52 11
38 .76 149,564 0 .43
g
0 .35
g
1 .44 6
7 .05 114,986 0 .46
g
0 .36
g
2 .02 7
0 .16 98,131 0 .44
f
0 .33
f
1 .84 4

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
LIFECYCLE INDEX 2060 FUND
Institutional Class:
11/30/23
#
$ 15 .83 $ 0 .01 $ 1 .16 $ 1 .17 $ — $ — $ — $ 17 .00
5/31/23 15 .99 0 .29 ( 0 .12 ) 0 .17 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
5/31/20 12 .14 0 .28 0 .63 0 .91 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .75
5/31/19 12 .44 0 .26 ( 0 .24 ) 0 .02 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .14
Advisor Class:
11/30/23
#
15 .81 0 .00
d
1 .17 1 .17 — — — 16 .98
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
5/31/20 12 .15 0 .27 0 .62 0 .89 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .75
5/31/19 12 .45 0 .26 ( 0 .25 ) 0 .01 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .15
Premier Class:
11/30/23
#
15 .79 ( 0 .00 )
d
1 .16 1 .16 — — — 16 .95
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
5/31/20 12 .13 0 .27 0 .61 0 .88 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .73
5/31/19 12 .43 0 .24 ( 0 .24 ) 0 .00
d
( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .13
Retirement Class:
11/30/23
#
15 .75 ( 0 .01 ) 1 .16 1 .15 — — — 16 .90
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
5/31/20 12 .11 0 .26 0 .60 0 .86 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 12 .70
5/31/19 12 .41 0 .23 ( 0 .24 ) ( 0 .01 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .11
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
75
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .39% $ 1,557,624 0 .18%
c ,g
0 .10%
c ,g
0 .13%
c
3%
1 .20 1,257,068 0 .19
g
0 .10
g
1 .92 7
( 6 .93 ) 828,871 0 .19
g
0 .10
g
1 .75 10
39 .68 600,348 0 .21
g
0 .10
g
1 .59 6
7 .36 267,485 0 .26
g
0 .11
g
2 .21 16
0 .25 112,059 0 .32
f
0 .08
f
2 .15 28
7 .40 11,470 0 .28
c ,g
0 .20
c ,g
0 .03
c
3
1 .05 10,940 0 .28
g
0 .20
g
1 .89 7
( 7 .01 ) 9,092 0 .29
g
0 .20
g
1 .69 10
39 .51 5,527 0 .30
g
0 .20
g
1 .31 6
7 .21 1,292 0 .35
g
0 .20
g
2 .11 16
0 .22 590 0 .39
f
0 .17
f
2 .16 28
7 .35 23,859 0 .33
c ,g
0 .25
c ,g
( 0 .02 )
c
3
0 .99 21,158 0 .34
g
0 .25
g
1 .76 7
( 7 .01 ) 15,601 0 .34
g
0 .25
g
2 .23 10
39 .44 40,943 0 .35
g
0 .25
g
1 .42 6
7 .17 17,927 0 .41
g
0 .26
g
2 .09 16
0 .12 8,644 0 .46
f
0 .23
f
1 .95 28
7 .30 75,600 0 .43
c ,g
0 .35
c ,g
( 0 .12 )
c
3
0 .90 63,746 0 .44
g
0 .35
g
1 .79 7
( 7 .11 ) 67,009 0 .44
g
0 .35
g
1 .50 10
39 .33 55,903 0 .45
g
0 .35
g
1 .43 6
7 .01 37,293 0 .51
g
0 .36
g
2 .00 16
0 .05 25,636 0 .56
f
0 .33
f
1 .89 28

Financial Highlights
(continued)
See Notes to Financial Statements
76
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
LIFECYCLE INDEX 2065 FUND
Institutional Class:
11/30/23
#
$ 11 .31 $ 0 .01 $ 0 .84 $ 0 .85 $ — $ — $ — $ 12 .16
5/31/23 11 .40 0 .21 ( 0 .08 ) 0 .13 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21
*
10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Advisor Class:
11/30/23
#
11 .17 0 .00
d
0 .83 0 .83 — — — 12 .00
5/31/23 11 .27 0 .12 0 .00
d
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class:
11/30/23
#
11 .16 ( 0 .00 )
d
0 .83 0 .83 — — — 11 .99
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Retirement Class:
11/30/23
#
11 .17 ( 0 .01 ) 0 .84 0 .83 — — — 12 .00
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21
*
10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
#
Unaudited
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
77
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
7 .52% $ 207,372 0 .30%
c ,g
0 .10%
c ,g
0 .10%
c
10%
1 .29 119,873 0 .38
g
0 .10
g
1 .90 22
( 6 .70 ) 44,526 0 .82
g
0 .11
g
1 .76 108
26 .45 7,131 3 .91
c ,g
0 .10
c ,g
2 .02
c
36
7 .43 3,020 0 .38
c ,g
0 .19
c ,g
0 .01
c
10
1 .22 2,377 0 .45
g
0 .18
g
1 .11 22
( 6 .83 ) 716 0 .83
g
0 .13
g
1 .81 108
26 .48 626 4 .26
c ,g
0 .25
c ,g
2 .16
c
36
7 .44 2,538 0 .45
c ,g
0 .25
c ,g
( 0 .05 )
c
10
1 .11 1,229 0 .53
g
0 .25
g
1 .75 22
( 6 .90 ) 808 0 .97
g
0 .25
g
1 .49 108
26 .48 637 4 .41
c ,g
0 .25
c ,g
2 .14
c
36
7 .43 7,220 0 .55
c ,g
0 .35
c ,g
( 0 .15 )
c
10
1 .03 4,689 0 .63
g
0 .35
g
1 .62 22
( 7 .26 ) 1,740 1 .08
g
0 .36
g
1 .42 108
26 .35 693 4 .54
c ,g
0 .35
c ,g
2 .00
c
36

78
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-
end management investment company. The following are the TIAA-CREF Funds included in this report: Lifecycle Index Retirement
Income Fund (“Lifecycle Index Retirement Income”), Lifecycle Index 2010 Fund (“Lifecycle Index 2010”), Lifecycle Index 2015
Fund (“Lifecycle Index 2015”), Lifecycle Index 2020 Fund (“Lifecycle Index 2020”), Lifecycle Index 2025 Fund (“Lifecycle Index
2025”), Lifecycle Index 2030 Fund (“Lifecycle Index 2030”), Lifecycle Index 2035 Fund (“Lifecycle Index 2035”), Lifecycle Index
2040 Fund (“Lifecycle Index 2040”), Lifecycle Index 2045 Fund (“Lifecycle Index 2045”), Lifecycle Index 2050 Fund (“Lifecycle Index
2050”), Lifecycle Index 2055 Fund (“Lifecycle Index 2055”), Lifecycle Index 2060 Fund (“Lifecycle Index 2060”), and Lifecycle Index
2065 Fund (“Lifecycle Index 2065”).
Investment Advisor: Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class,
Premier Class and Retirement Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen
Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

79
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $682,656,139 $— $— $682,656,139
Short-term investments — 290,000 — 290,000
Total $682,656,139 $290,000 $— $682,946,139
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $625,073,944 $— $— $625,073,944
Total $625,073,944 $— $— $625,073,944
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,056,399,990 $— $— $1,056,399,990
Short-term investments — 840,000 — 840,000
Total $1,056,399,990 $840,000 $— $1,057,239,990
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,049,949,792 $— $— $3,049,949,792
Short-term investments — 453,000 — 453,000
Total $3,049,949,792 $453,000 $— $3,050,402,792
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,654,123,167 $— $— $5,654,123,167
Short-term investments — 5,073,000 — 5,073,000
Total $5,654,123,167 $5,073,000 $— $5,659,196,167
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $7,311,226,594 $— $— $7,311,226,594
Short-term investments — 6,516,000 — 6,516,000
Total $7,311,226,594 $6,516,000 $— $7,317,742,594
1 1 1 1 1

Notes to Financial Statements
(Unaudited) (continued)
80
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2035
Registered investment companies $7,515,424,346 $— $— $7,515,424,346
Short-term investments — 11,905,000 — 11,905,000
Total $7,515,424,346 $11,905,000 $— $7,527,329,346
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $7,816,456,114 $— $— $7,816,456,114
Short-term investments — 10,325,000 — 10,325,000
Total $7,816,456,114 $10,325,000 $— $7,826,781,114
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $6,370,109,973 $— $— $6,370,109,973
Short-term investments — 10,550,000 — 10,550,000
Total $6,370,109,973 $10,550,000 $— $6,380,659,973
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $5,354,695,052 $— $— $5,354,695,052
Short-term investments — 9,432,000 — 9,432,000
Total $5,354,695,052 $9,432,000 $— $5,364,127,052
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $3,132,037,510 $— $— $3,132,037,510
Short-term investments — 4,340,000 — 4,340,000
Total $3,132,037,510 $4,340,000 $— $3,136,377,510
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $1,664,597,191 $— $— $1,664,597,191
Short-term investments — 3,900,000 — 3,900,000
Total $1,664,597,191 $3,900,000 $— $1,668,497,191
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $219,423,401 $— $— $219,423,401
Short-term investments — 800,000 — 800,000
Total $219,423,401 $800,000 $— $220,223,401
1 1 1 1 1
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 95,599,918 $ 42,722,378
14.2
Lifecycle Index 2010 49,941,366 66,436,537
14.3
Lifecycle Index 2015 80,580,414 88,972,171
14.4
Lifecycle Index 2020 192,079,754 255,634,006
14.5
Lifecycle Index 2025 384,681,460 327,880,436
14.6
Lifecycle Index 2030 560,087,790 306,401,706
14.7
Lifecycle Index 2035 668,787,464 262,421,814
14.8
Lifecycle Index 2040 642,619,965 212,347,613
14.9
Lifecycle Index 2045 618,529,744 147,688,861
15.01
Lifecycle Index 2050 522,402,887 109,175,589
15.1
Lifecycle Index 2055 377,551,051 55,784,785
15.2
Lifecycle Index 2060 249,034,477 38,970,530
15.3
Lifecycle Index 2065 96,819,948 16,914,203

81
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
14.1
Lifecycle Index Retirement Income Shares Amount Shares Amount
Subscriptions:
Institutional Class 8,015,783 $ 119,329,214 11,986,225 $ 177,145,467
Advisor Class 11,186 167,497 67,672 1,002,406
Premier Class 33,596 501,866 48,132 717,389
Retirement Class 135,524 2,024,456 236,422 3,516,792
Total subscriptions 8,196,089 122,023,033 12,338,451 182,382,054
Reinvestments of distributions:
Institutional Class 349,614 5,232,486 1,151,621 16,632,861
Advisor Class 1,393 20,857 4,988 72,028
Premier Class 824 12,336 4,572 65,970
Retirement Class 20,577 307,418 78,741 1,134,783
Total reinvestments of distributions 372,408 5,573,097 1,239,922 17,905,642
Redemptions:
Institutional Class (4,927,182) (73,834,076) (10,613,893) (156,450,550)
Advisor Class (5,051) (74,818) (91,914) (1,356,812)
Premier Class (24,507) (368,184) (90,848) (1,337,916)
Retirement Class (340,233) (5,059,408) (527,796) (7,710,360)
Total redemptions (5,296,973) (79,336,486) (11,324,451) (166,855,638)
Net increase (decrease) from shareholder transactions 3,271,524 $ 48,259,644 2,253,922 $ 33,432,058
Six Months Ended
11/30/23
Year Ended
5/31/23
14.2
Lifecycle Index 2010 Shares Amount Shares Amount
Subscriptions:
Institutional Class 2,544,002 $ 40,156,272 8,598,657 $ 133,984,767
Advisor Class 7,075 112,386 153,850 2,411,354
Premier Class 42,948 675,291 117,623 1,824,406
Retirement Class 241,025 3,755,701 348,180 5,342,411
Total subscriptions 2,835,050 44,699,650 9,218,310 143,562,938
Reinvestments of distributions:
Institutional Class – – 1,165,737 17,660,911
Advisor Class – – 3,692 55,966
Premier Class – – 37,911 572,451
Retirement Class – – 126,741 1,903,649
Total reinvestments of distributions – – 1,334,081 20,192,977
Redemptions:
Institutional Class (3,699,529) (58,277,046) (6,763,434) (105,147,400)
Advisor Class (60,915) (963,976) (133,704) (2,094,288)
Premier Class (56,810) (889,794) (235,778) (3,646,327)
Retirement Class (479,350) (7,487,277) (1,150,544) (17,594,517)
Total redemptions (4,296,604) (67,618,093) (8,283,460) (128,482,532)
Net increase (decrease) from shareholder transactions (1,461,554) $ (22,918,443) 2,268,931 $ 35,273,383
Six Months Ended
11/30/23
Year Ended
5/31/23
14.3
Lifecycle Index 2015 Shares Amount Shares Amount
Subscriptions:
Institutional Class 3,909,522 $ 65,121,289 8,706,481 $ 141,923,060
Advisor Class 4,601 76,628 18,825 307,570
Premier Class 61,630 1,018,832 180,499 2,935,807
Retirement Class 258,415 4,265,127 619,327 9,971,989
Total subscriptions 4,234,168 70,481,876 9,525,132 155,138,426
Reinvestments of distributions:
Institutional Class – – 1,779,925 28,300,802
Advisor Class – – 3,119 49,600
Premier Class – – 54,348 860,335
Retirement Class – – 176,988 2,794,638
Total reinvestments of distributions – – 2,014,380 32,005,375
Redemptions:
Institutional Class (4,559,012) (75,907,035) (11,197,249) (182,811,932)
Advisor Class (30,251) (507,533) (15,822) (258,604)
Premier Class (186,649) (3,082,751) (413,689) (6,699,580)
Retirement Class (563,298) (9,345,277) (1,298,332) (20,940,203)
Total redemptions (5,339,210) (88,842,596) (12,925,092) (210,710,319)
Net increase (decrease) from shareholder transactions (1,105,042) $ (18,360,720) (1,385,580) $ (23,566,518)

Notes to Financial Statements
(Unaudited) (continued)
82
Six Months Ended
11/30/23
Year Ended
5/31/23
14.4
Lifecycle Index 2020 Shares Amount Shares Amount
Subscriptions:
Institutional Class 10,240,750 $ 184,659,562 27,127,506 $ 477,461,227
Advisor Class 41,477 750,746 158,091 2,795,804
Premier Class 189,807 3,403,064 590,138 10,319,910
Retirement Class 446,015 7,959,514 1,211,104 21,064,328
Total subscriptions 10,918,049 196,772,886 29,086,839 511,641,269
Reinvestments of distributions:
Institutional Class – – 4,512,123 77,292,671
Advisor Class – – 17,475 298,992
Premier Class – – 112,607 1,919,952
Retirement Class – – 364,029 6,188,502
Total reinvestments of distributions – – 5,006,234 85,700,117
Redemptions:
Institutional Class (14,317,343) (258,106,969) (27,668,648) (487,395,995)
Advisor Class (64,752) (1,166,369) (178,746) (3,104,195)
Premier Class (318,155) (5,693,949) (791,770) (13,840,191)
Retirement Class (1,222,766) (21,845,511) (3,332,516) (57,956,441)
Total redemptions (15,923,016) (286,812,798) (31,971,680) (562,296,822)
Net increase (decrease) from shareholder transactions (5,004,967) $ (90,039,912) 2,121,393 $ 35,044,564
Six Months Ended
11/30/23
Year Ended
5/31/23
14.5
Lifecycle Index 2025 Shares Amount Shares Amount
Subscriptions:
Institutional Class 20,454,004 $ 405,703,058 51,699,679 $ 991,946,279
Advisor Class 166,412 3,322,225 275,521 5,221,601
Premier Class 373,437 7,355,939 1,125,162 21,522,640
Retirement Class 831,574 16,286,844 2,504,082 47,574,156
Total subscriptions 21,825,427 432,668,066 55,604,444 1,066,264,676
Reinvestments of distributions:
Institutional Class – – 6,572,746 122,910,358
Advisor Class – – 33,898 632,538
Premier Class – – 135,927 2,532,319
Retirement Class – – 550,211 10,200,914
Total reinvestments of distributions – – 7,292,782 136,276,129
Redemptions:
Institutional Class (18,808,038) (373,462,857) (35,813,836) (689,166,611)
Advisor Class (286,253) (5,643,225) (261,519) (5,009,768)
Premier Class (375,793) (7,421,741) (1,293,553) (24,583,415)
Retirement Class (1,869,976) (36,784,700) (3,980,184) (75,221,901)
Total redemptions (21,340,060) (423,312,523) (41,349,092) (793,981,695)
Net increase (decrease) from shareholder transactions 485,367 $ 9,355,543 21,548,134 $ 408,559,110
Six Months Ended
11/30/23
Year Ended
5/31/23
14.6
Lifecycle Index 2030 Shares Amount Shares Amount
Subscriptions:
Institutional Class 25,799,794 $ 558,675,695 64,118,120 $ 1,331,942,651
Advisor Class 125,767 2,738,325 502,483 10,314,339
Premier Class 417,166 8,966,720 1,207,434 24,959,433
Retirement Class 1,427,883 30,593,909 3,049,170 62,576,387
Total subscriptions 27,770,610 600,974,649 68,877,207 1,429,792,810
Reinvestments of distributions:
Institutional Class – – 7,150,909 144,591,373
Advisor Class – – 40,830 824,368
Premier Class – – 161,345 3,246,254
Retirement Class – – 520,162 10,424,052
Total reinvestments of distributions – – 7,873,246 159,086,047
Redemptions:
Institutional Class (16,200,947) (350,968,791) (32,490,617) (676,170,775)
Advisor Class (209,880) (4,560,332) (198,044) (4,101,545)
Premier Class (339,299) (7,281,741) (1,180,278) (24,354,540)
Retirement Class (1,492,658) (31,974,417) (3,730,845) (76,399,373)
Total redemptions (18,242,784) (394,785,281) (37,599,784) (781,026,233)
Net increase (decrease) from shareholder transactions 9,527,826 $ 206,189,368 39,150,669 $ 807,852,624

83
Six Months Ended
11/30/23
Year Ended
5/31/23
14.7
Lifecycle Index 2035 Shares Amount Shares Amount
Subscriptions:
Institutional Class 28,154,684 $ 660,923,504 60,713,530 $ 1,351,738,725
Advisor Class 146,634 3,451,158 444,830 9,814,231
Premier Class 495,826 11,554,867 1,342,787 29,845,015
Retirement Class 1,256,700 29,127,181 2,778,306 61,425,057
Total subscriptions 30,053,844 705,056,710 65,279,453 1,452,823,028
Reinvestments of distributions:
Institutional Class – – 6,291,815 136,217,788
Advisor Class – – 24,499 529,418
Premier Class – – 150,915 3,249,191
Retirement Class – – 418,760 8,978,226
Total reinvestments of distributions – – 6,885,989 148,974,623
Redemptions:
Institutional Class (12,290,519) (288,711,500) (25,621,389) (572,106,366)
Advisor Class (157,788) (3,688,465) (139,365) (3,084,341)
Premier Class (337,990) (7,889,365) (999,948) (22,035,180)
Retirement Class (1,325,158) (30,703,437) (2,988,858) (65,387,422)
Total redemptions (14,111,455) (330,992,767) (29,749,560) (662,613,309)
Net increase (decrease) from shareholder transactions 15,942,389 $ 374,063,943 42,415,882 $ 939,184,342
Six Months Ended
11/30/23
Year Ended
5/31/23
14.8
Lifecycle Index 2040 Shares Amount Shares Amount
Subscriptions:
Institutional Class 26,090,730 $ 653,472,769 54,764,924 $ 1,285,598,009
Advisor Class 112,499 2,823,895 271,658 6,332,337
Premier Class 483,326 12,002,380 1,274,919 29,892,404
Retirement Class 950,612 23,483,569 2,248,262 52,449,042
Total subscriptions 27,637,167 691,782,613 58,559,763 1,374,271,792
Reinvestments of distributions:
Institutional Class – – 6,090,185 138,734,411
Advisor Class – – 25,001 569,017
Premier Class – – 155,530 3,524,310
Retirement Class – – 370,265 8,360,596
Total reinvestments of distributions – – 6,640,981 151,188,334
Redemptions:
Institutional Class (10,109,362) (253,463,595) (21,488,387) (505,482,129)
Advisor Class (89,117) (2,205,367) (158,740) (3,748,544)
Premier Class (244,989) (6,077,240) (1,166,009) (26,993,241)
Retirement Class (955,910) (23,681,984) (2,834,336) (65,398,298)
Total redemptions (11,399,378) (285,428,186) (25,647,472) (601,622,212)
Net increase (decrease) from shareholder transactions 16,237,789 $ 406,354,427 39,553,272 $ 923,837,914
Six Months Ended
11/30/23
Year Ended
5/31/23
14.9
Lifecycle Index 2045 Shares Amount Shares Amount
Subscriptions:
Institutional Class 26,142,636 $ 680,609,423 49,155,216 $ 1,193,128,535
Advisor Class 88,236 2,297,385 408,364 9,779,505
Premier Class 473,663 12,251,341 1,077,402 26,118,036
Retirement Class 892,831 22,992,526 2,080,973 50,015,424
Total subscriptions 27,597,366 718,150,675 52,721,955 1,279,041,500
Reinvestments of distributions:
Institutional Class – – 4,344,584 102,054,269
Advisor Class – – 20,310 476,279
Premier Class – – 73,952 1,729,728
Retirement Class – – 279,463 6,503,116
Total reinvestments of distributions – – 4,718,309 110,763,392
Redemptions:
Institutional Class (8,779,228) (229,015,432) (16,540,497) (401,847,490)
Advisor Class (121,549) (3,125,960) (186,151) (4,550,153)
Premier Class (183,240) (4,734,768) (603,649) (14,458,358)
Retirement Class (747,814) (19,220,230) (2,605,080) (62,287,444)
Total redemptions (9,831,831) (256,096,390) (19,935,377) (483,143,445)
Net increase (decrease) from shareholder transactions 17,765,535 $ 462,054,285 37,504,887 $ 906,661,447

Notes to Financial Statements
(Unaudited) (continued)
84
Six Months Ended
11/30/23
Year Ended
5/31/23
15.01
Lifecycle Index 2050 Shares Amount Shares Amount
Subscriptions:
Institutional Class 22,366,027 $ 591,536,404 43,378,142 $ 1,063,780,673
Advisor Class 84,967 2,243,097 310,326 7,491,969
Premier Class 236,200 6,199,862 670,843 16,388,514
Retirement Class 752,763 19,692,934 1,704,118 41,369,831
Total subscriptions 23,439,957 619,672,297 46,063,429 1,129,030,987
Reinvestments of distributions:
Institutional Class – – 3,379,444 80,261,796
Advisor Class – – 16,528 391,875
Premier Class – – 53,352 1,260,711
Retirement Class – – 227,036 5,337,627
Total reinvestments of distributions – – 3,676,360 87,252,009
Redemptions:
Institutional Class (7,195,915) (190,255,154) (14,146,734) (346,174,957)
Advisor Class (123,144) (3,224,361) (116,002) (2,854,817)
Premier Class (142,112) (3,722,590) (570,909) (13,846,561)
Retirement Class (580,099) (15,157,711) (2,570,690) (62,029,955)
Total redemptions (8,041,270) (212,359,816) (17,404,335) (424,906,290)
Net increase (decrease) from shareholder transactions 15,398,687 $ 407,312,481 32,335,454 $ 791,376,706
Six Months Ended
11/30/23
Year Ended
5/31/23
15.1
Lifecycle Index 2055 Shares Amount Shares Amount
Subscriptions:
Institutional Class 20,665,537 $ 440,486,353 38,723,314 $ 765,646,583
Advisor Class 125,693 2,670,528 294,807 5,771,436
Premier Class 223,321 4,740,388 543,669 10,710,895
Retirement Class 761,969 16,159,901 1,763,013 34,724,366
Total subscriptions 21,776,520 464,057,170 41,324,803 816,853,280
Reinvestments of distributions:
Institutional Class – – 2,227,549 42,613,006
Advisor Class – – 15,484 295,744
Premier Class – – 25,066 478,269
Retirement Class – – 155,255 2,954,506
Total reinvestments of distributions – – 2,423,354 46,341,525
Redemptions:
Institutional Class (6,043,358) (128,746,355) (10,283,713) (202,946,605)
Advisor Class (169,552) (3,543,292) (76,648) (1,523,935)
Premier Class (104,963) (2,219,378) (354,296) (6,950,693)
Retirement Class (472,449) (10,001,991) (2,515,314) (49,311,486)
Total redemptions (6,790,322) (144,511,016) (13,229,971) (260,732,719)
Net increase (decrease) from shareholder transactions 14,986,198 $ 319,546,154 30,518,186 $ 602,462,086
Six Months Ended
11/30/23
Year Ended
5/31/23
15.2
Lifecycle Index 2060 Shares Amount Shares Amount
Subscriptions:
Institutional Class 18,200,674 $ 300,394,359 35,061,006 $ 536,252,969
Advisor Class 132,371 2,193,788 298,688 4,539,800
Premier Class 300,358 4,942,127 569,589 8,695,066
Retirement Class 640,345 10,484,837 1,870,744 28,557,705
Total subscriptions 19,273,748 318,015,111 37,800,027 578,045,540
Reinvestments of distributions:
Institutional Class – – 1,375,705 20,346,681
Advisor Class – – 14,020 207,216
Premier Class – – 15,611 230,427
Retirement Class – – 94,250 1,388,295
Total reinvestments of distributions – – 1,499,586 22,172,619
Redemptions:
Institutional Class (5,999,342) (98,994,539) (8,852,893) (135,144,083)
Advisor Class (148,494) (2,416,116) (189,872) (2,926,764)
Premier Class (232,475) (3,798,736) (223,027) (3,391,639)
Retirement Class (213,057) (3,490,362) (2,128,013) (32,363,649)
Total redemptions (6,593,368) (108,699,753) (11,393,805) (173,826,135)
Net increase (decrease) from shareholder transactions 12,680,380 $ 209,315,358 27,905,808 $ 426,392,024

85
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
15.3
Lifecycle Index 2065 Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,343,619 $ 86,539,540 7,791,179 $ 85,276,166
Advisor Class 57,712 673,241 160,921 1,747,332
Premier Class 111,414 1,274,051 43,518 467,516
Retirement Class 214,856 2,504,402 299,613 3,251,754
Total subscriptions 7,727,601 90,991,234 8,295,231 90,742,768
Reinvestments of distributions:
Institutional Class – – 133,411 1,407,489
Advisor Class – – 468 4,882
Premier Class – – 752 7,832
Retirement Class – – 4,049 42,273
Total reinvestments of distributions – – 138,680 1,462,476
Redemptions:
Institutional Class (885,221) (10,410,113) (1,229,812) (13,481,070)
Advisor Class (18,946) (222,256) (12,136) (132,833)
Premier Class (9,901) (114,948) (5,916) (63,613)
Retirement Class (32,686) (378,112) (38,390) (416,859)
Total redemptions (946,754) (11,125,429) (1,286,254) (14,094,375)
Net increase (decrease) from shareholder transactions 6,780,847 $ 79,865,805 7,147,657 $ 78,110,869
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $644,890,090 $91,181,659 $(53,125,610) $38,056,049
14.2
Lifecycle Index 2010 560,138,394 115,843,309 (50,907,759) 64,935,550
14.3
Lifecycle Index 2015 921,028,374 221,449,703 (85,238,087) 136,211,616
14.4
Lifecycle Index 2020 2,669,430,347 618,429,825 (237,457,380) 380,972,445
14.5
Lifecycle Index 2025 4,964,325,057 1,100,624,500 (405,753,390) 694,871,110
14.6
Lifecycle Index 2030 6,319,491,449 1,448,930,709 (450,679,564) 998,251,145
14.7
Lifecycle Index 2035 6,319,081,777 1,584,883,412 (376,635,843) 1,208,247,569
14.8
Lifecycle Index 2040 6,275,093,566 1,854,122,420 (302,434,872) 1,551,687,548
14.9
Lifecycle Index 2045 5,173,265,843 1,399,313,023 (191,918,893) 1,207,394,130
15.01
Lifecycle Index 2050 4,372,441,800 1,136,196,336 (144,511,084) 991,685,252
15.1
Lifecycle Index 2055 2,660,480,023 550,225,260 (74,327,773) 475,897,487
15.2
Lifecycle Index 2060 1,483,766,868 220,599,397 (35,869,074) 184,730,323
15.3
Lifecycle Index 2065 208,623,469 13,635,324 (2,035,392) 11,599,932

Notes to Financial Statements
(Unaudited) (continued)
86
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion of the asset allocation fee rate equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of the end of the current fiscal period, the Adviser received from the
Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $1,429,999 $– $22,598,654 $(743,101) $– $(8,614) $23,276,938
14.2
Lifecycle Index 2010 3,432,768 – 55,314,626 (319,805) – (15,385) 58,412,204
14.3
Lifecycle Index 2015 6,524,163 2,125,367 119,433,968 – – (27,382) 128,056,116
14.4
Lifecycle Index 2020 16,626,194 – 315,938,964 – – (57,878) 332,507,280
14.5
Lifecycle Index 2025 23,517,467 – 513,727,803 (2,366,347) – (74,469) 534,804,454
14.6
Lifecycle Index 2030 24,455,037 – 707,764,049 (2,113,634) – (81,932) 730,023,520
14.7
Lifecycle Index 2035 18,126,009 – 847,933,216 (12,809,985) – (77,151) 853,172,089
14.8
Lifecycle Index 2040 11,484,378 – 1,107,996,193 (31,568,126) – (83,367) 1,087,829,078
14.9
Lifecycle Index 2045 5,194,977 – 812,481,207 (2,673,139) – (53,115) 814,949,930
15.01
Lifecycle Index 2050 2,896,722 5,733,616 646,016,472 – – (40,966) 654,605,844
15.1
Lifecycle Index 2055 1,287,467 3,163,415 273,437,293 – – (17,790) 277,870,385
15.2
Lifecycle Index 2060 479,954 1,573,656 75,161,742 – – (6,287) 77,209,065
15.3
Lifecycle Index 2065 65,828 114,166 (763,130) – – (211) (583,347)
Fund Short-Term Long-Term Total
14.1
Lifecycle Index Retirement Income $159,557 $583,544 $743,101
14.2
Lifecycle Index 2010 – 319,805 319,805
14.3
Lifecycle Index 2015 – – –
14.4
Lifecycle Index 2020 – – –
14.5
Lifecycle Index 2025 – 2,366,347 2,366,347
14.6
Lifecycle Index 2030 431,375 1,682,259 2,113,634
14.7
Lifecycle Index 2035 – 12,809,985 12,809,985
14.8
Lifecycle Index 2040 – 31,568,126 31,568,126
14.9
Lifecycle Index 2045 – 2,673,139 2,673,139
15.01
Lifecycle Index 2050 – – –
15.1
Lifecycle Index 2055 – – –
15.2
Lifecycle Index 2060 – – –
15.3
Lifecycle Index 2065 – – –

87
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its cost in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the Advisers a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement
Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Premier Class of the Funds compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class at the annual rate of 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/23* Prior to 10/1/23
Lifecycle Index Retirement Income 0.09% 0.079% 0.083%
Lifecycle Index 2010 0.09 0.080 0.083
Lifecycle Index 2015 0.09 0.077 0.080
Lifecycle Index 2020 0.09 0.073 0.075
Lifecycle Index 2025 0.09 0.068 0.0.71
Lifecycle Index 2030 0.09 0.063 0.066
Lifecycle Index 2035 0.09 0.058 0.060
Lifecycle Index 2040 0.09 0.055 0.057
Lifecycle Index 2045 0.09 0.054 0.057
Lifecycle Index 2050 0.09 0.053 0.056
Lifecycle Index 2055 0.09 0.053 0.056
Lifecycle Index 2060 0.09 0.053 0.056
Lifecycle Index 2065 0.09 0.054 0.057
*   These waivers will remain in effect through September 30, 2024, unless changed with approval of the Board of Trustees.
Maximum Expense Amounts
Institutional Class Advisor Class Premier Class Retirement Class
Fund
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Effective
10/1/23*
Prior to
10/1/23
Lifecycle Index Retirement Income 0.021% 0.017% 0.171% 0.167% 0.171% 0.167% 0.271% 0.267%
Lifecycle Index 2010 0.020 0.017 0.170 0.167 0.170 0.167 0.270 0.267
Lifecycle Index 2015 0.023 0.020 0.173 0.170 0.173 0.170 0.273 0.270
Lifecycle Index 2020 0.027 0.025 0.177 0.175 0.177 0.175 0.277 0.275
Lifecycle Index 2025 0.032 0.029 0.182 0.179 0.182 0.179 0.282 0.279
Lifecycle Index 2030 0.037 0.034 0.187 0.184 0.187 0.184 0.287 0.284
Lifecycle Index 2035 0.042 0.040 0.192 0.190 0.192 0.190 0.292 0.290
Lifecycle Index 2040 0.045 0.043 0.195 0.193 0.195 0.193 0.295 0.293
Lifecycle Index 2045 0.046 0.043 0.196 0.193 0.196 0.193 0.296 0.293
Lifecycle Index 2050 0.047 0.044 0.197 0.194 0.197 0.194 0.297 0.294
Lifecycle Index 2055 0.047 0.044 0.197 0.194 0.197 0.194 0.297 0.294
Lifecycle Index 2060 0.047 0.044 0.197 0.194 0.197 0.194 0.297 0.294
Lifecycle Index 2065 0.046 0.043 0.196 0.193 0.196 0.193 0.296 0.293
*   The expense reimbursement agreements will continue through at least September 30, 2024, unless changed with approval of the Board.
Underlying Fund TIAA Total
15.3
Lifecycle Index 2065 3% 3%

Notes to Financial Statements
(Unaudited) (continued)
88
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index Retirement Income
TIAA-CREF Funds:
Bond Index
$ 246,572,754 $ 38,246,960 $ 8,172,366 $ (1,659,095) $ (3,804,229) $ 4,049,991 $ 271,184,024
Emerging Markets Equity Index
25,532,887 5,540,952 2,727,357 (129,666) 1,393,571 – 29,610,387
Equity Index
160,671,766 22,207,092 18,795,277 1,452,187 15,417,315 – 180,953,083
Inflation-Linked Bond
61,590,283 10,555,758 3,763,302 (521,275) (860,558) 1,655,566 67,000,906
International Equity Index
59,296,719 9,554,195 4,780,185 58,087 3,046,323 – 67,175,139
Short-Term Bond Index
61,692,720 9,494,960 4,483,891 (236,162) 264,973 1,174,431 66,732,600
$615,357,129 $95,599,917 $42,722,378 $(1,035,924) $15,457,395 $6,879,988 $682,656,139
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2010
TIAA-CREF Funds:
Bond Index
$ 252,411,069 $ 18,646,964 $ 16,549,137 $ (3,379,434) $ (2,624,829) $ 3,927,651 $ 248,504,633
Emerging Markets Equity Index
24,252,996 3,279,228 3,790,718 (16,857) 1,127,483 – 24,852,132
Equity Index
152,745,142 9,289,189 25,044,558 5,864,084 9,152,965 – 152,006,822
Inflation-Linked Bond
63,084,226 5,204,855 5,381,388 (693,307) (771,657) 1,643,455 61,442,729
International Equity Index
56,362,599 4,689,709 7,275,911 421,744 2,236,832 – 56,434,973
Short-Term Bond Index
81,409,173 8,831,421 8,394,825 (513,244) 500,130 1,494,059 81,832,655
$630,265,205 $49,941,366 $66,436,537 $1,682,986 $9,620,924 $7,065,165 $625,073,944
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2015
TIAA-CREF Funds:
Bond Index
$ 412,770,335 $ 32,332,600 $ 19,564,660 $ (3,966,675) $ (5,811,405) $ 6,502,830 $ 415,760,195
Emerging Markets Equity Index
45,467,735 6,360,910 6,324,614 (57,678) 2,172,858 – 47,619,211
Equity Index
286,321,636 14,032,907 37,567,579 11,770,968 16,698,343 – 291,256,275
Inflation-Linked Bond
95,385,002 10,022,310 6,209,259 (948,803) (1,261,114) 2,519,842 96,988,136
International Equity Index
105,634,404 7,556,530 10,135,966 606,532 4,473,027 – 108,134,527
Short-Term Bond Index
95,549,445 10,275,157 9,170,093 (518,802) 505,939 1,760,600 96,641,646
$1,041,128,557 $80,580,414 $88,972,171 $6,885,542 $16,777,648 $10,783,272 $1,056,399,990
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2020
TIAA-CREF Funds:
Bond Index
$ 1,171,601,102 $ 79,627,328 $ 55,206,121 $ (11,438,904) $ (16,475,814) $ 18,376,909 $ 1,168,107,591
Emerging Markets Equity Index
148,064,114 16,587,972 17,652,439 (633,043) 7,410,442 – 153,777,046
Equity Index
932,919,130 36,032,473 120,500,420 31,204,068 60,886,876 – 940,542,127
Inflation-Linked Bond
217,100,820 20,298,016 12,740,180 (2,109,373) (2,919,382) 5,725,952 219,629,901
International Equity Index
344,202,730 19,165,985 30,410,395 1,216,379 15,024,062 – 349,198,761
Short-Term Bond Index
217,489,196 20,367,980 19,124,451 (1,145,656) 1,107,297 4,000,490 218,694,366
$3,031,377,092 $192,079,754 $255,634,006 $17,093,471 $65,033,481 $28,103,351 $3,049,949,792
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2025
TIAA-CREF Funds:
Bond Index
$ 1,969,895,823 $ 175,692,190 $ 47,573,866 $ (11,626,683) $ (35,301,423) $ 31,656,071 $ 2,051,086,041
Emerging Markets Equity Index
299,300,681 33,678,331 25,890,091 (2,700,992) 16,539,117 – 320,927,046
Equity Index
1,889,631,091 68,800,240 184,261,366 19,121,468 169,563,933 – 1,962,855,366
Inflation-Linked Bond
279,336,542 33,379,111 10,449,978 (1,968,735) (4,500,639) 7,491,007 295,796,301
International Equity Index
696,814,689 41,402,103 42,747,139 (365,647) 33,657,024 – 728,761,030
Short-Term Bond Index
279,898,479 31,729,486 16,957,996 (1,157,881) 1,185,295 5,284,437 294,697,383
$5,414,877,305 $384,681,461 $327,880,436 $1,301,530 $181,143,307 $44,431,515 $5,654,123,167

89
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2030
TIAA-CREF Funds:
Bond Index
$ 2,192,975,077 $ 263,896,057 $ 47,074,767 $ (12,037,383) $ (40,650,745) $ 35,905,241 $ 2,357,108,239
Emerging Markets Equity Index
430,956,780 47,419,672 21,223,511 (4,516,078) 24,412,031 – 477,048,894
Equity Index
2,718,341,064 109,293,872 184,428,130 14,562,867 259,538,945 – 2,917,308,618
Inflation-Linked Bond
213,850,678 34,618,360 4,672,099 (936,821) (4,035,889) 5,852,504 238,824,229
International Equity Index
1,002,586,942 71,941,036 39,557,975 (2,267,542) 50,466,322 – 1,083,168,783
Short-Term Bond Index
214,214,888 32,918,794 9,445,224 (677,059) 756,432 4,169,803 237,767,831
$6,772,925,429 $560,087,791 $306,401,706 $(5,872,016) $290,487,096 $45,927,548 $7,311,226,594
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2035
TIAA-CREF Funds:
Bond Index
$ 1,803,501,301 $ 297,728,073 $ 32,871,367 $ (7,671,405) $ (35,893,169) $ 30,259,685 $ 2,024,793,433
Emerging Markets Equity Index
498,560,668 65,838,629 23,315,045 (5,609,607) 28,468,656 – 563,943,301
Equity Index
3,140,343,453 161,241,294 170,801,528 6,971,083 311,310,395 – 3,449,064,697
Inflation-Linked Bond
78,054,178 22,801,296 320,297 (71,435) (1,735,723) 2,227,752 98,728,019
International Equity Index
1,158,773,454 99,969,332 33,932,088 (2,210,884) 57,988,843 – 1,280,588,657
Short-Term Bond Index
78,190,376 21,208,840 1,181,490 (86,838) 175,351 1,628,191 98,306,239
$6,757,423,430 $668,787,464 $262,421,815 $(8,679,086) $360,314,353 $34,115,628 $7,515,424,346
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2040
TIAA-CREF Funds:
Bond Index
$ 1,296,962,363 $ 245,388,075 $ 24,323,665 $ (5,265,025) $ (26,260,266) $ 22,040,154 $ 1,486,501,482
Emerging Markets Equity Index
586,287,196 79,448,494 18,041,836 (4,390,897) 31,085,197 – 674,388,154
Equity Index
3,700,776,911 195,552,283 147,972,074 4,501,200 371,386,448 – 4,124,244,768
International Equity Index
1,365,372,342 122,231,113 22,010,038 (1,751,683) 67,479,976 – 1,531,321,710
$6,949,398,812 $642,619,965 $212,347,613 $(6,906,405) $443,691,355 $22,040,154 $7,816,456,114
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2045
TIAA-CREF Funds:
Bond Index
$ 680,449,841 $ 144,753,741 $ 16,761,161 $ (3,787,735) $ (12,867,356) $ 11,685,634 $ 791,787,330
Emerging Markets Equity Index
501,346,097 82,486,113 12,447,757 (3,069,154) 26,012,579 – 594,327,878
Equity Index
3,162,516,737 250,093,000 102,886,942 1,396,828 323,363,198 – 3,634,482,821
International Equity Index
1,166,842,700 141,196,889 15,593,002 (1,339,145) 58,404,502 – 1,349,511,944
$5,511,155,375 $618,529,743 $147,688,862 $(6,799,206) $394,912,923 $11,685,634 $6,370,109,973
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2050
TIAA-CREF Funds:
Bond Index
$ 437,478,752 $ 90,379,553 $ 14,627,629 $ (3,605,099) $ (7,206,434) $ 7,469,608 $ 502,419,143
Emerging Markets Equity Index
432,436,103 75,271,193 10,349,525 (2,653,765) 22,317,643 – 517,021,649
Equity Index
2,726,964,703 228,063,578 73,817,250 (361,658) 280,557,601 – 3,161,406,974
International Equity Index
1,006,502,606 128,688,562 10,381,185 (962,667) 49,999,970 – 1,173,847,286
$4,603,382,164 $522,402,886 $109,175,589 $(7,583,189) $345,668,780 $7,469,608 $5,354,695,052

Notes to Financial Statements
(Unaudited) (continued)
90
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Events
Compensation: Effective January 1, 2024, the Trust’s existing deferred and long-term compensation plans for the Board are no longer in effect, and the Trust adopted a new deferred compensation plan for the Board. This new deferred compensation plan for independent trustees enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2055
TIAA-CREF Funds:
Bond Index
$ 215,487,985 $ 52,824,846 $ 7,270,719 $ (1,807,965) $ (3,527,694) $ 3,747,373 $ 255,706,453
Emerging Markets Equity Index
248,863,768 51,955,802 5,359,186 (1,491,960) 12,905,465 – 306,873,889
Equity Index
1,568,745,241 179,884,327 38,352,413 (608,892) 163,931,323 – 1,873,599,586
International Equity Index
579,093,593 92,886,076 4,802,468 (470,718) 29,151,099 – 695,857,582
$2,612,190,587 $377,551,051 $55,784,786 $(4,379,535) $202,460,193 $3,747,373 $3,132,037,510
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2060
TIAA-CREF Funds:
Bond Index
$ 94,384,779 $ 28,213,076 $ 4,842,077 $ (1,185,205) $ (1,153,452) $ 1,668,695 $ 115,417,121
Emerging Markets Equity Index
130,356,535 33,689,671 4,973,233 (1,507,737) 7,537,607 – 165,102,843
Equity Index
821,138,752 123,617,542 21,976,196 (616,325) 87,148,184 – 1,009,311,957
International Equity Index
303,193,328 63,514,188 7,179,024 (799,464) 16,036,242 – 374,765,270
$1,349,073,394 $249,034,477 $38,970,530 $(4,108,731) $109,568,581 $1,668,695 $1,664,597,191
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
11/30/23
Lifecycle Index 2065
TIAA-CREF Funds:
Bond Index
$ 7,329,583 $ 5,742,491 $ 230,406 $ (50,883) $ (107,543) $ 156,077 $ 12,683,242
Emerging Markets Equity Index
12,535,747 9,116,139 213,688 (57,777) 740,025 – 22,120,446
Equity Index
78,552,541 48,072,240 1,763,911 (97,142) 9,849,163 – 134,612,891
International Equity Index
29,061,972 19,412,629 314,208 (34,988) 1,881,417 – 50,006,822
$127,479,843 $82,343,499 $2,522,213 $(240,790) $12,363,062 $156,077 $219,423,401

91
2023 Special Meeting
(Unaudited)
TIAA-CREF Lifecycle Index Funds
Trustees
On November 20, 2023, at a special meeting of TIAA-CREF Funds shareholders, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
92
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form
N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

93
Additional Information About Index Providers
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

Additional Information About Index Providers
(Unaudited) (continued)
94
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

3253415
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A12028 (1/24)

Lifestyle Funds
TIAA-CREF
Semi-annual
Report
TIAA-CREF
Funds
November 30,
2023
This semi-annual report contains the Funds' unaudited financial statements.
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
16.1
TIAA-CREF Lifestyle Income Fund TSITX TSIHX TSIPX TLSRX TSILX
16.2
TIAA-CREF Lifestyle Conservative Fund TCSIX TLSHX TLSPX TSCTX TSCLX
16.3
TIAA-CREF Lifestyle Moderate Fund TSIMX TSMHX TSMPX TSMTX TSMLX
16.4
TIAA-CREF Lifestyle Growth Fund TSGGX TSGHX TSGPX TSGRX TSGLX
16.5
TIAA-CREF Lifestyle Aggressive Growth Fund TSAIX TSAHX TSAPX TSARX TSALX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Fund Performance 7
Expense Examples 12
Portfolio of Investments 15
Statement of Assets and Liabilities 20
Statement of Operations 22
Statement of Changes in Net Assets 24
Financial Highlights 26
Notes to Financial Statements 36
2023 Special Meeting 45
Additional Fund Information 46
Additional Information About Index Providers 47

3
Letter to Investors
Brad Finkle
Global financial markets posted mostly positive results for the six months ended
November 30, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%
before pausing through the end of the period. U.S. equities advanced as the economy expanded at an accelerated pace in the third quarter of 2023. The labor market was strong, and consumer spending remained resilient despite higher interest rates. Foreign stocks also registered gains, with both international developed markets and emerging markets rising. U.S. fixed-income securities declined as U.S. Treasury yields rose across most maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.
All five TIAA-CREF Lifestyle Funds advanced for the period and outperformed their respective composite benchmarks. (All fund returns are for the
Institutional Class.)
Returns for the Institutional Class ranged from 2.5% for the Lifestyle Income
Fund to 8.3% for the Lifestyle Aggressive Growth Fund.
Stocks advanced, while bonds lost ground
U.S. equities posted a gain for the six months despite pressure from inflation and higher interest rates, as consumer spending remained strong and corporate earnings beat expectations. While the unemployment rate yo-yoed during the period, it settled at 3.7% in November 2023 and remained near historic lows. The broad domestic stock market, as represented by the Russell 3000® Index, gained
10.0%. Much of the period’s positive return occurred in November, as declining inflation data set expectations for the end of the Fed’s tightening cycle. Oil prices fluctuated but ended the period moderately higher.
International stocks advanced but trailed their U.S. counterparts. The MSCI
ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries
(excluding the United States) and 24 emerging-markets countries, gained 5.1%
in U.S.-dollar terms. The economy of the 20-nation euro area stalled in the third quarter of 2023 on a year-over-year basis. Elevated inflation remained a concern in Europe. In response, the European Central Bank raised its suite of benchmark interest rates during the six-month period. Among developing markets, China’s economy grew over the period, despite a struggling real estate sector.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across most maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −0.8% for the period.
Maintaining a foothold in shifting market environments
Saving for the future can be stressful—especially during periods when shifts in the financial markets create investment challenges. Inflation, higher interest rates and ongoing conflicts overseas continue to be areas of concern today. However, in the future, some other set of circumstances will likely take center stage.
The TIAA-CREF Lifestyle Funds are built around dynamic diversification strategies designed to help mitigate the effects of market volatility. Diversification does not guarantee against market losses, but over time it has proven to be an effective way to help investors reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. Of course, past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle

Important Notices
5
Portfolio Manager Commentaries in Semi-annual Reports
The Funds include portfolio manager commentary in their annual shareholder report. For the Funds' most recent annual portfolio manager discussion, please refer to the Investment Results section of each Fund’s May 31, 2023 annual shareholder report.
For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.tiaa.org.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for these Funds will be for the reporting period ended May 31, 2024.
Events that Occurred Subsequent to the Reporting Period
During January 2024, the Funds’ Board of Trustees (the “Board”) approved the following:
Fund Name Changes: The Board approved a change in each Fund’s name effective May 1, 2024, as follows:
There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Funds in connection with these name changes.
Share Class Name Changes: The Board approved changes to the names of certain of the Funds’ share classes, effective May 6,
2024, as follows:
Sales Charge: The Board approved the addition of a sales charge to be imposed on purchases of Retail Class shares of less than
$1 million, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge. Shareholders with an account that holds Retail Class shares of a Fund prior to May 6, 2024 will not be subject to the sales charge on any future purchases of Retail
Class shares of the Fund or any other fund that is a series of the TIAA-CREF Funds in their account. Such shareholders will be able to purchase Retail Class shares at NAV.
Refer to the Funds’ supplemented prospectus dated January 22, 2024 for further information.
Existing Name New Name
TIAA-CREF Lifestyle Income Fund Nuveen Lifestyle Income Fund
TIAA-CREF Lifestyle Conservative Fund Nuveen Lifestyle Conservative Fund
TIAA-CREF Lifestyle Moderate Fund Nuveen Lifestyle Moderate Fund
TIAA-CREF Lifestyle Growth Fund Nuveen Lifestyle Growth Fund
TIAA-CREF Lifestyle Aggressive Growth Fund Nuveen Lifestyle Aggressive Growth Fund
Existing Name New Name
Institutional Class Class R6
Advisor Class Class I
Retail Class Class A

About the Funds’ Benchmarks
6
Composite benchmarks
Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) (international equity): An index designed to measure the performance of large-, mid- and small-cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income): An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk
Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Lifestyle Income Fund
7
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Income Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 2 .49% 4 .89% 3 .17% 3 .08% 0 .66% 0 .43%
Advisor Class 12/4/15 2 .37 4 .74 3 .11 3 .04
†
0 .74 0 .51
Premier Class 12/9/11 2 .41 4 .72 3 .02 2 .93 0 .82 0 .58
Retirement Class 12/9/11 2 .36 4 .63 2 .91 2 .82 0 .91 0 .68
Retail Class 12/9/11 2 .35 4 .60 2 .89 2 .79 0 .94 0 .71
Lifestyle Income Fund
Composite Index
‡
– 2 .12 4 .30 3 .01 2 .89 – –
Broad market index
Morningstar Conservative
Target Risk Index – 1 .07 2 .63 2 .33 2 .44 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2023, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg
U.S. 1–3 Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 13.41
International equity 7.16
Fixed income
Fixed income 40.12
Short-term fixed income 39.55
Other assets & liabilities, net (0.24)
Total 100.00

Lifestyle Conservative Fund
8
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Conservative Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 3.81% 6.34% 4.68% 4.45% 0.56% 0.49%
Advisor Class 12/4/15 3.75 6.23 4.58 4.39
†
0.66 0.59
Premier Class 12/9/11 3.64 6.17 4.52 4.28 0.73 0.64
Retirement Class 12/9/11 3.59 6.07 4.43 4.19 0.81 0.74
Retail Class 12/9/11 3.58 6.05 4.41 4.16 0.83 0.76
Lifestyle Conservative Fund
Composite Index
‡
– 3.41 5.88 4.74 4.49 – –
Broad market index
Morningstar Moderately
Conservative Target Risk
Index – 2.83 4.49 4.25 4.10 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2023, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell
3000® Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 26.50
International equity 14.18
Fixed income
Fixed income 39.72
Short-term fixed income 19.57
Short-term investments 0.04
Other assets & liabilities, net (0.01)
Total 100.00

Lifestyle Moderate Fund
9
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Moderate Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 5 .03% 7 .80% 6 .15% 5 .78% 0 .59% 0 .54%
Advisor Class 12/4/15 4 .99 7 .71 6 .07 5 .72
†
0 .67 0 .62
Premier Class 12/9/11 4 .93 7 .60 6 .00 5 .62 0 .75 0 .69
Retirement Class 12/9/11 4 .91 7 .54 5 .89 5 .52 0 .84 0 .79
Retail Class 12/9/11 4 .90 7 .52 5 .86 5 .49 0 .86 0 .81
Lifestyle Moderate Fund
Composite Index
‡
– 4 .65 7 .39 6 .36 6 .02 – –
Broad market index
Morningstar Moderate Target
Risk Index – 4 .28 5 .56 5 .58 5 .31 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2023, the Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000®
Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 39.43
International equity 21.04
Fixed income 39.46
Short-term investments 0.12
Other assets & liabilities, net (0.05)
Total 100.00

Lifestyle Growth Fund
10
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Growth Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 6 .63% 9 .56% 7 .62% 6 .93% 0 .66% 0 .58%
Advisor Class 12/4/15 6 .64 9 .47 7 .53 6 .87
†
0 .75 0 .67
Premier Class 12/9/11 6 .62 9 .45 7 .49 6 .78 0 .82 0 .73
Retirement Class 12/9/11 6 .52 9 .38 7 .35 6 .67 0 .91 0 .83
Retail Class 12/9/11 6 .54 9 .30 7 .33 6 .63 0 .94 0 .86
Lifestyle Growth Fund
Composite Index
‡
– 6 .47 9 .45 8 .07 7 .45 – –
Broad market index
Morningstar Moderately
Aggressive Target Risk Index – 6 .03 7 .08 6 .97 6 .52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2023, the Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex
USA Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 52.34
International equity 28.00
Fixed income 19.63
Short-term investments 0.06
Other assets & liabilities, net (0.03)
Total 100.00

Lifestyle Aggressive Growth Fund
11
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Lifestyle Aggressive Growth
Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 12/9/11 8 .29% 11 .31% 9 .09% 8 .07% 0 .73% 0 .63%
Advisor Class 12/4/15 8 .23 11 .17 8 .99 8 .01
†
0 .82 0 .72
Premier Class 12/9/11 8 .20 11 .16 8 .91 7 .91 0 .89 0 .78
Retirement Class 12/9/11 8 .14 11 .00 8 .81 7 .80 0 .98 0 .88
Retail Class 12/9/11 8 .16 11 .00 8 .76 7 .74 1 .02 0 .92
Lifestyle Aggressive Growth
Fund Composite Index
‡
– 8 .28 11 .49 9 .67 8 .81 – –
Broad market index
Morningstar Aggressive Target
Risk Index – 7 .34 8 .32 7 .92 7 .42 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on November 30, 2023, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country
World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 65.10
International equity 34.84
Short-term investments 0.08
Other assets & liabilities, net (0.02)
Total 100.00

Expense Examples
12
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2023 – November 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
16.1
Lifestyle Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.91 $1,023.66 $1,024.09 $1,023.63 $1,023.46
Expenses incurred during the period*
$0.52 $0.78 $1.28 $1.78 $1.92
Effective expenses incurred during the period
†
$2.23 $2.48 $2.98 $3.49 $3.63
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.23 $1,023.74 $1,023.24 $1,023.10
Expenses incurred during the period*
$0.52 $0.78 $1.28 $1.78 $1.92
Effective expenses incurred during the period
†
$2.23 $2.48 $2.98 $3.49 $3.63
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.15% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.38% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.49% for Advisor Class, 0.59% for Premier Class, 0.69% for Retirement Class and 0.72% for Retail Class.

13
16.2
Lifestyle Conservative Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,038.05 $1,037.53 $1,036.37 $1,035.91 $1,035.81
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.78 $1.90
Effective expenses incurred during the period
†
$2.49 $2.99 $3.26 $3.76 $3.88
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.50 $1,024.01 $1,023.75 $1,023.25 $1,023.14
Expenses incurred during the period*
$0.51 $1.00 $1.27 $1.77 $1.88
Effective expenses incurred during the period
†
$2.48 $2.97 $3.24 $3.74 $3.85
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.37% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.49% for Institutional Class, 0.59% for Advisor Class, 0.64% for Premier Class, 0.74% for Retirement Class and 0.76% for Retail Class.
16.3
Lifestyle Moderate Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,050.30 $1,049.86 $1,049.32 $1,049.07 $1,048.98
Expenses incurred during the period*
$0.44 $0.89 $1.21 $1.72 $1.84
Effective expenses incurred during the period
†
$2.70 $3.14 $3.46 $3.97 $4.09
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.57 $1,024.14 $1,023.82 $1,023.33 $1,023.21
Expenses incurred during the period*
$0.43 $0.87 $1.19 $1.69 $1.81
Effective expenses incurred during the period
†
$2.66 $3.11 $3.42 $3.92 $4.04
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.09% for
Institutional Class, 0.17% for Advisor Class, 0.24% for Premier Class, 0.33% for Retirement Class and 0.36% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.53% for Institutional Class, 0.61% for Advisor Class, 0.68% for Premier Class, 0.78% for Retirement Class and 0.80% for Retail Class.

Expense Examples
(continued)
14
16.4
Lifestyle Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,066.29 $1,066.39 $1,066.20 $1,065.22 $1,065.35
Expenses incurred during the period*
$0.14 $0.66 $0.92 $1.43 $1.59
Effective expenses incurred during the period
†
$2.66 $3.18 $3.44 $3.95 $4.11
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.86 $1,024.36 $1,024.11 $1,023.61 $1,023.46
Expenses incurred during the period*
$0.14 $0.65 $0.90 $1.40 $1.56
Effective expenses incurred during the period
†
$2.61 $3.12 $3.37 $3.87 $4.03
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.03% for
Institutional Class, 0.13% for Advisor Class, 0.18% for Premier Class, 0.28% for Retirement Class and 0.31% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.52% for Institutional Class, 0.62% for Advisor Class, 0.67% for Premier Class, 0.77% for Retirement Class and 0.80% for Retail Class.
16.5
Lifestyle Aggressive Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,082.86 $1,082.28 $1,081.97 $1,081.37 $1,081.58
Expenses incurred during the period*
$0.53 $1.04 $1.31 $1.83 $2.06
Effective expenses incurred during the period
†
$3.32 $3.83 $4.10 $4.61 $4.84
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.49 $1,024.00 $1,023.74 $1,023.25 $1,023.02
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.78 $2.00
Effective expenses incurred during the period
†
$3.22 $3.72 $3.98 $4.49 $4.71
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.40% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.64% for Institutional Class, 0.74% for Advisor Class, 0.79% for Premier Class, 0.89% for Retirement Class and 0.93% for Retail Class.

Portfolio of Investments
Lifestyle Income Fund November 30, 2023
15
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%(a)
FIXED INCOME—40.1%
1,670,472
TIAA-CREF Core Bond Fund $ 14,817,085
1,665,793
TIAA-CREF Core Plus Bond Fund 14,825,555
TOTAL FIXED INCOME 29,642,640
INTERNATIONAL EQUITY—7.1%
115,360
TIAA-CREF Emerging Markets Equity Fund 909,038
179,278
TIAA-CREF International Equity Fund 2,282,204
96,812
TIAA-CREF International Opportunities Fund 1,366,983
73,658
TIAA-CREF Quant International Small-Cap Equity Fund 732,163
TOTAL INTERNATIONAL EQUITY 5,290,388
SHORT-TERM FIXED INCOME—39.6%
2,954,159
TIAA-CREF Short-Term Bond Fund 29,216,636
TOTAL SHORT-TERM FIXED INCOME 29,216,636
U.S. EQUITY—13.4%
26,356
Nuveen Dividend Growth Fund 1,451,661
102,254
Nuveen Dividend Value Fund 1,433,605
69,376
Nuveen Growth Opportunities ETF 1,701,100
93,176
TIAA-CREF Growth & Income Fund 1,445,162
75,717
TIAA-CREF Large-Cap Growth Fund 1,703,640
69,289
TIAA-CREF Large-Cap Value Fund 1,432,898
20,632
TIAA-CREF Quant Small-Cap Equity Fund 333,625
31,010
TIAA-CREF Quant Small/Mid-Cap Equity Fund 401,885
TOTAL U.S. EQUITY 9,903,576
TOTAL AFFILIATED INVESTMENT COMPANIES 74,053,240
(Cost $76,473,145)
TOTAL INVESTMENTS—100.2% 74,053,240
(Cost $76,473,145)
OTHER ASSETS & LIABILITIES, NET—(0.2)% (178,202)
NET ASSETS—100.0% $ 73,875,038
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.

Lifestyle Conservative Fund November 30, 2023
Portfolio of Investments
16
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.7%
3,387,796
TIAA-CREF Core Bond Fund $ 30,049,754
10,136,229
TIAA-CREF Core Plus Bond Fund 90,212,442
TOTAL FIXED INCOME 120,262,196
INTERNATIONAL EQUITY—14.2%
934,549
TIAA-CREF Emerging Markets Equity Fund 7,364,244
1,459,347
TIAA-CREF International Equity Fund 18,577,490
784,271
TIAA-CREF International Opportunities Fund 11,073,908
593,514
TIAA-CREF Quant International Small-Cap Equity Fund 5,899,530
TOTAL INTERNATIONAL EQUITY 42,915,172
SHORT-TERM FIXED INCOME—19.6%
5,991,170
TIAA-CREF Short-Term Bond Fund 59,252,668
TOTAL SHORT-TERM FIXED INCOME 59,252,668
U.S. EQUITY—26.5%
213,789
Nuveen Dividend Growth Fund 11,775,473
828,360
Nuveen Dividend Value Fund 11,613,611
562,612
Nuveen Growth Opportunities ETF 13,795,246
754,486
TIAA-CREF Growth & Income Fund 11,702,082
613,152
TIAA-CREF Large-Cap Growth Fund 13,795,927
561,260
TIAA-CREF Large-Cap Value Fund 11,606,867
167,179
TIAA-CREF Quant Small-Cap Equity Fund 2,703,283
251,234
TIAA-CREF Quant Small/Mid-Cap Equity Fund 3,255,987
TOTAL U.S. EQUITY 80,248,476
TOTAL AFFILIATED INVESTMENT COMPANIES 302,678,512
(Cost $301,519,992)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$132,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 132,000
TOTAL REPURCHASE AGREEMENT 132,000
TOTAL SHORT-TERM INVESTMENTS 132,000
(Cost $132,000)
TOTAL INVESTMENTS—100.0% 302,810,512
(Cost $301,651,992)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (23,087)
NET ASSETS—100.0% $ 302,787,425
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $132,019 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $134,666.

Portfolio of Investments
Lifestyle Moderate Fund November 30, 2023
17
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.4%
23,387,415
TIAA-CREF Core Plus Bond Fund $ 208,147,998
TOTAL FIXED INCOME 208,147,998
INTERNATIONAL EQUITY—21.1%
2,421,611
TIAA-CREF Emerging Markets Equity Fund 19,082,295
3,763,873
TIAA-CREF International Equity Fund 47,914,106
2,033,555
TIAA-CREF International Opportunities Fund 28,713,794
1,538,888
TIAA-CREF Quant International Small-Cap Equity Fund 15,296,543
TOTAL INTERNATIONAL EQUITY 111,006,738
U.S. EQUITY—39.4%
554,321
Nuveen Dividend Growth Fund 30,532,014
2,145,982
Nuveen Dividend Value Fund 30,086,661
1,460,449
Nuveen Growth Opportunities ETF 35,810,209
1,956,050
TIAA-CREF Growth & Income Fund 30,338,328
1,588,050
TIAA-CREF Large-Cap Growth Fund 35,731,133
1,453,654
TIAA-CREF Large-Cap Value Fund 30,061,565
433,107
TIAA-CREF Quant Small-Cap Equity Fund 7,003,333
650,962
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,436,465
TOTAL U.S. EQUITY 207,999,708
TOTAL AFFILIATED INVESTMENT COMPANIES 527,154,444
(Cost $506,447,675)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$633,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 633,000
TOTAL REPURCHASE AGREEMENT 633,000
TOTAL SHORT-TERM INVESTMENTS 633,000
(Cost $633,000)
TOTAL INVESTMENTS—100.0% 527,787,444
(Cost $507,080,675)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (254,504)
NET ASSETS—100.0% $ 527,532,940
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $633,093 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $645,750.

Lifestyle Growth Fund November 30, 2023
Portfolio of Investments
18
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—19.6%
6,178,989
TIAA-CREF Core Plus Bond Fund $ 54,993,003
TOTAL FIXED INCOME 54,993,003
INTERNATIONAL EQUITY—28.0%
1,705,905
TIAA-CREF Emerging Markets Equity Fund 13,442,531
2,666,422
TIAA-CREF International Equity Fund 33,943,551
1,432,977
TIAA-CREF International Opportunities Fund 20,233,629
1,085,520
TIAA-CREF Quant International Small-Cap Equity Fund 10,790,064
TOTAL INTERNATIONAL EQUITY 78,409,775
U.S. EQUITY—52.3%
390,209
Nuveen Dividend Growth Fund 21,492,699
1,513,369
Nuveen Dividend Value Fund 21,217,433
1,029,915
Nuveen Growth Opportunities ETF 25,253,516
1,375,629
TIAA-CREF Growth & Income Fund 21,336,000
1,119,664
TIAA-CREF Large-Cap Growth Fund 25,192,447
1,025,398
TIAA-CREF Large-Cap Value Fund 21,205,230
305,435
TIAA-CREF Quant Small-Cap Equity Fund 4,938,878
459,093
TIAA-CREF Quant Small/Mid-Cap Equity Fund 5,949,840
TOTAL U.S. EQUITY 146,586,043
TOTAL AFFILIATED INVESTMENT COMPANIES 279,988,821
(Cost $253,376,439)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$161,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 161,000
TOTAL REPURCHASE AGREEMENT 161,000
TOTAL SHORT-TERM INVESTMENTS 161,000
(Cost $161,000)
TOTAL INVESTMENTS—100.0% 280,149,821
(Cost $253,537,439)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (95,296)
NET ASSETS—100.0% $ 280,054,525
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $161,024 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $164,278.

Portfolio of Investments
Lifestyle Aggressive Growth Fund November 30, 2023
19
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
INTERNATIONAL EQUITY—34.8%
1,678,340
TIAA-CREF Emerging Markets Equity Fund $ 13,225,316
2,620,870
TIAA-CREF International Equity Fund 33,363,670
1,412,783
TIAA-CREF International Opportunities Fund 19,948,500
1,066,396
TIAA-CREF Quant International Small-Cap Equity Fund 10,599,975
TOTAL INTERNATIONAL EQUITY 77,137,461
U.S. EQUITY—65.1%
384,226
Nuveen Dividend Growth Fund 21,163,161
1,488,609
Nuveen Dividend Value Fund 20,870,295
1,007,867
Nuveen Growth Opportunities ETF 24,712,899
1,354,763
TIAA-CREF Growth & Income Fund 21,012,373
1,102,007
TIAA-CREF Large-Cap Growth Fund 24,795,168
1,008,986
TIAA-CREF Large-Cap Value Fund 20,865,838
300,291
TIAA-CREF Quant Small-Cap Equity Fund 4,855,699
451,548
TIAA-CREF Quant Small/Mid-Cap Equity Fund 5,852,063
TOTAL U.S. EQUITY 144,127,496
TOTAL AFFILIATED INVESTMENT COMPANIES 221,264,957
(Cost $192,366,808)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$185,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 185,000
TOTAL REPURCHASE AGREEMENT 185,000
TOTAL SHORT-TERM INVESTMENTS 185,000
(Cost $185,000)
TOTAL INVESTMENTS—100.0% 221,449,957
(Cost $192,551,808)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (39,432)
NET ASSETS—100.0% $ 221,410,525
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $185,027 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 3.625% and maturity date 5/15/26, valued at $188,749.

Statement of Assets and Liabilities
See Notes to Financial Statements
20
November 30, 2023 (Unaudited)
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
ASSETS
Affiliated investments, at value
‡
$ 74,053,240 $ 302,678,512 $ 527,154,444
Short-term investments, at value
#
– 132,000 633,000
Cash 8,355 33 872
Receivables:
Dividends 181,336 582,666 753,388
Interest – 19 93
Investments sold 418,333 1,660,348 2,057,290
Reimbursement from Adviser 13,061 15,240 23,104
Shares sold 995 71,720 27,841
Other 4,246 12,979 20,140
Total assets 74,679,566 305,153,517 530,670,172
LIABILITIES
Due to affiliates 5,018 5,325 5,621
Payables:
Management fees 6,023 24,407 42,439
Investments purchased - regular settlement 527,754 2,052,551 2,892,246
Shares redeemed 226,388 193,876 57,238
Service agreement fees 3,112 10,098 22,922
Accrued expenses:
Custodian fees 1,266 1,262 1,277
Professional fees 7,371 7,897 8,384
Shareholder servicing agent fees 2,934 9,679 16,591
Trustees fees 4,214 12,950 20,144
12b-1 distribution and service fees 9,287 40,158 67,305
Other 11,161 7,889 3,065
Total liabilities 804,528 2,366,092 3,137,232
Net assets $ 73,875,038 $ 302,787,425 $ 527,532,940
NET ASSETS CONSIST OF:
Paid-in capital $ 80,291,183 $ 318,281,894 $ 537,693,005
Total distributable earnings (loss) (6,416,145) (15,494,469) (10,160,065)
Net assets $ 73,875,038 $ 302,787,425 $ 527,532,940
‡
Affiliated investments, cost $ 76,473,145 $ 301,519,992 $ 506,447,675
#
Short-term investments, cost $ – $ 132,000 $ 633,000
INSTITUTIONAL CLASS:
Net assets $ 12,835,901 $ 52,729,756 $ 77,477,109
Shares outstanding 1,245,297 4,476,650 5,816,285
Net asset value per share $ 10.31 $ 11.78 $ 13.32
ADVISOR CLASS:
Net assets $ 105,607 $ 3,185,986 $ 8,049,366
Shares outstanding 10,249 270,533 604,444
Net asset value per share $ 10.30 $ 11.78 $ 13.32
PREMIER CLASS:
Net assets $ 384,207 $ 255,542 $ 267,199
Shares outstanding 37,247 21,687 20,000
Net asset value per share $ 10.32 $ 11.78 $ 13.36
RETIREMENT CLASS:
Net assets $ 15,187,472 $ 47,836,767 $ 107,879,082
Shares outstanding 1,475,069 4,067,493 8,112,639
Net asset value per share $ 10.30 $ 11.76 $ 13.30
RETAIL CLASS:
Net assets $ 45,361,851 $ 198,779,374 $ 333,860,184
Shares outstanding 4,405,248 16,910,530 25,121,999
Net asset value per share $ 10.30 $ 11.75 $ 13.29
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements
21
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 279,988,821 $ 221,264,957
161,000 185,000
820 20
197,927 –
24 27
773,507 274,147
32,107 14,175
86,220 134,872
10,037 7,147
281,250,463 221,880,345
5,295 5,213
22,416 17,663
847,007 237,589
235,765 142,268
10,979 11,539
1,302 1,244
7,823 7,668
11,541 10,662
10,009 7,127
36,337 21,323
7,464 7,524
1,195,938 469,820
$ 280,054,525 $ 221,410,525
$ 270,660,289 $ 206,029,357
9,394,236 15,381,168
$ 280,054,525 $ 221,410,525
$ 253,376,439 $ 192,366,808
$ 161,000 $ 185,000
$ 42,873,753 $ 55,591,600
2,805,010 3,248,061
$ 15.28 $ 17.12
$ 4,053,449 $ 5,067,544
265,604 296,280
$ 15.26 $ 17.10
$ 315,058 $ 346,557
20,596 20,201
$ 15.30 $ 17.16
$ 51,734,492 $ 54,334,585
3,406,013 3,194,491
$ 15.19 $ 17.01
$ 181,077,773 $ 106,070,239
11,945,316 6,252,086
$ 15.16 $ 16.97
Unlimited Unlimited
$ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements
22
Six Months Ended November 30, 2023 (Unaudited)
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 1,238,261 $ 3,964,329 $ 5,170,280
Interest 1,869 6,079 11,721
Total investment income 1,240,130 3,970,408 5,182,001
EXPENSES
Management fees 38,042 151,557 261,485
12b-1 distribution and service fees — Premier Class 279 188 196
12b-1 distribution and service fees — Retail Class 57,552 250,151 418,525
Shareholder servicing agent fees — Institutional Class 211 649 354
Shareholder servicing agent fees — Advisor Class 27 1,531 3,279
Shareholder servicing agent fees — Premier Class 26 35 18
Shareholder servicing agent fees — Retirement Class 20,062 59,352 133,686
Shareholder servicing agent fees — Retail Class 6,548 22,364 39,820
Administrative service fees 29,060 30,802 32,488
Trustees fees 637 2,541 4,376
Custodian expenses 3,709 3,641 3,642
Overdraft expense 1,024 680 1,128
Professional fees 7,969 8,454 8,930
Registration fees 59,641 64,887 63,256
Shareholder reporting expenses 8,605 15,148 21,088
Other 12,445 13,139 13,921
Total expenses 245,837 625,119 1,006,192
Expenses reimbursed by the investment adviser (122,544) (139,498) (189,022)
Net expenses 123,293 485,621 817,170
Net investment income (loss) 1,116,837 3,484,787 4,364,831
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Investments (2,177) – –
Affiliated investments (920,184) (1,811,228) (4,495,733)
Net realized gain (loss) (922,361) (1,811,228) (4,495,733)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 1,560,261 9,092,858 25,055,719
Net change in unrealized appreciation (depreciation) 1,560,261 9,092,858 25,055,719
Net realized and unrealized gain (loss) 637,900 7,281,630 20,559,986
Net increase (decrease) in net assets from operations $ 1,754,737 $ 10,766,417 $ 24,924,817

See Notes to Financial Statements
23
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 1,657,629 $ 441,872
6,133 4,387
1,663,762 446,259
138,986 109,046
230 252
224,148 131,479
367 683
1,941 2,465
30 25
63,902 67,187
26,731 23,334
30,621 30,163
2,297 1,808
3,672 3,573
3,760 1,334
8,410 8,276
61,055 60,817
15,191 13,405
13,053 12,493
594,394 466,340
(238,567) (131,576)
355,827 334,764
1,307,935 111,495
33,121 –
(2,325,855) (1,621,618)
(2,292,734) (1,621,618)
18,736,274 18,595,979
18,736,274 18,595,979
16,443,540 16,974,361
$ 17,751,475 $ 17,085,856

Statement of Changes in Net Assets
See Notes to Financial Statements
24
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 1,116,837 $ 2,161,519 $ 3,484,787 $ 7,342,061
Net realized gain (loss) (922,361) (1,986,070) (1,811,228) (9,710,223)
Net change in unrealized appreciation (depreciation) 1,560,261 (375,986) 9,092,858 1,479,759
Net increase (decrease) in net assets from operations 1,754,737 (200,537) 10,766,417 (888,403)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (216,343) (615,404) (649,416) (3,153,197)
Advisor Class (1,629) (4,815) (37,716) (211,720)
Premier Class (5,586) (14,930) (2,932) (15,317)
Retirement Class (235,766) (761,038) (530,754) (2,971,032)
Retail Class (667,204) (2,056,252) (2,220,620) (12,276,108)
Total distributions (1,126,528) (3,452,439) (3,441,438) (18,627,374)
FUND SHARE TRANSACTIONS
Subscriptions 3,088,643 4,281,508 13,207,327 23,196,767
Reinvestments of distributions 1,099,564 3,385,963 3,394,262 18,327,367
Redemptions (9,617,256) (16,698,988) (24,323,852) (60,172,306)
Net increase (decrease) from Fund share transactions (5,429,049) (9,031,517) (7,722,263) (18,648,172)
Net increase (decrease) in net assets (4,800,840) (12,684,493) (397,284) (38,163,949)
Net assets at the beginning of period 78,675,878 91,360,371 303,184,709 341,348,658
Net assets at the end of period $ 73,875,038 $ 78,675,878 $ 302,787,425 $ 303,184,709

See Notes to Financial Statements
25
16.3
Lifestyle Moderate Fund
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
$ 4,364,831 $ 11,128,233 $ 1,307,935 $ 4,670,559 $ 111,495 $ 2,471,015
(4,495,733) (17,175,586) (2,292,734) (10,790,448) (1,621,618) (6,702,946)
25,055,719 4,683,499 18,736,274 7,143,286 18,595,979 6,414,482
24,924,817 (1,363,854) 17,751,475 1,023,397 17,085,856 2,182,551
– – – – – –
(666,136) (4,964,941) – (3,141,646) – (4,051,681)
(66,385) (636,029) – (292,838) – (402,968)
(2,208) (18,388) – (21,843) – (26,954)
(859,024) (7,311,137) – (3,726,239) – (4,329,273)
(2,657,259) (23,368,593) – (12,672,292) – (8,079,643)
(4,251,012) (36,299,088) – (19,854,858) – (16,890,519)
28,191,955 28,393,270 12,413,349 15,859,598 11,111,692 17,674,668
4,192,644 35,753,903 – 19,672,695 – 16,684,260
(39,979,262) (81,062,661) (22,448,165) (43,831,557) (18,840,811) (26,939,413)
(7,594,663) (16,915,488) (10,034,816) (8,299,264) (7,729,119) 7,419,515
13,079,142 (54,578,430) 7,716,659 (27,130,725) 9,356,737 (7,288,453)
514,453,798 569,032,228 272,337,866 299,468,591 212,053,788 219,342,241
$ 527,532,940 $ 514,453,798 $ 280,054,525 $ 272,337,866 $ 221,410,525 $ 212,053,788

Financial Highlights
See Notes to Financial Statements
26
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
LIFESTYLE INCOME FUND
Institutional Class:
11/30/23
#
$ 10.22 $ 0.16 $ 0.09 $ 0.25 $ (0.16) $ — $ (0.16) $ 10.31
5/31/23 10.65 0.29 (0.27) 0.02 (0.28) (0.17) (0.45) 10.22
5/31/22 11.97 0.21 (0.96) (0.75) (0.25) (0.32) (0.57) 10.65
5/31/21 11.22 0.20 0.98 1.18 (0.26) (0.17) (0.43) 11.97
5/31/20 11.02 0.26 0.33 0.59 (0.27) (0.12) (0.39) 11.22
5/31/19 11.08 0.28 0.05 0.33 (0.29) (0.10) (0.39) 11.02
Advisor Class:
11/30/23
#
10.22 0.16 0.08 0.24 (0.16) — (0.16) 10.30
5/31/23 10.65 0.28 (0.26) 0.02 (0.28) (0.17) (0.45) 10.22
5/31/22 11.96 0.20 (0.95) (0.75) (0.24) (0.32) (0.56) 10.65
5/31/21 11.22 0.19 0.98 1.17 (0.26) (0.17) (0.43) 11.96
5/31/20 11.02 0.26 0.33 0.59 (0.27) (0.12) (0.39) 11.22
5/31/19 11.07 0.28 0.06 0.34 (0.29) (0.10) (0.39) 11.02
Premier Class:
11/30/23
#
10.23 0.15 0.09 0.24 (0.15) — (0.15) 10.32
5/31/23 10.66 0.28 (0.27) 0.01 (0.27) (0.17) (0.44) 10.23
5/31/22 11.98 0.19 (0.96) (0.77) (0.23) (0.32) (0.55) 10 .66
5/31/21 11.23 0.18 0.98 1.16 (0.24) (0.17) (0.41) 11.98
5/31/20 11.02 0.25 0.34 0.59 (0.26) (0.12) (0.38) 11.23
5/31/19 11.09 0.27 0.04 0.31 (0.28) (0.10) (0.38) 11.02
Retirement Class:
11/30/23
#
10.21 0.15 0 .09 0.24 (0.15) — (0.15) 10.30
5/31/23 10.64 0.26 (0.26) — (0.26) (0.17) (0.43) 10.21
5/31/22 11 .96 0.18 (0.96) (0.78) (0.22) (0.32) (0.54) 10.64
5/31/21 11.21 0.17 0.98 1.15 (0.23) (0.17) (0.40) 11.96
5/31/20 11.00 0.24 0.34 0.58 (0.25) (0.12) (0.37) 11.21
5/31/19 11.06 0.25 0.06 0.31 (0.27) (0.10) (0.37) 11.00
Retail Class:
11/30/23
#
10.21 0.15 0.09 0.24 (0.15) — (0.15) 10.30
5/31/23 10.64 0.26 (0.27) (0.01) (0.25) (0 .17) (0.42) 10.21
5/31/22 11.96 0.18 (0.96) (0.78) (0.22) (0.32) (0.54) 10.64
5/31/21 11.21 0.16 0.99 1.15 (0.23) (0.17) (0.40) 11.96
5/31/20 11.01 0.23 0.33 0.56 (0.24) (0.12) (0.36) 11.21
5/31/19 11 .07 0.25 0.05 0.30 (0.26) (0.10) (0.36) 11.01
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
27
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
2.49% $ 12,836 0.43%
c
0.10%
c
3.16%
c
7%
0.34 13,663 0.33 0 .10 2.83 16
(6.56) 15,247 0.30 0.10 1.78 20
10 .58 15,514 0.29 0.10 1.67 27
5.53 8,234 0.36 0.10 2.37 27
3.26 8,683 0.36 0.10 2.57 29
2.37 106 0.47
c
0.15
c
3.11
c
7
0.30 105 0.37 0.15 2.78 16
(6.55) 120 0.35 0.15 1.72 20
10.48 133 0.33 0.14 1.63 27
5.47 110 0.41 0.15 2.31 27
3.24 110 0.37 0.13 2.53 29
2.41 384 0 .59
c
0.25
c
3.01
c
7
0.18 366 0.49 0.25 2.69 16
(6.61) 349 0.46 0.25 1.63 20
10.32 361 0.45 0.25 1.53 27
5.47 313 0.52 0.25 2.15 27
3.02 810 0.51 0.25 2.44 29
2.36 15,187 0.67
c
0.35
c
2.91
c
7
0.08 17,310 0.58 0.35 2.57 16
(6.71) 20,443 0.55 0.35 1.51 20
10.23 26,139 0.54 0.35 1.43 27
5.35 19,742 0.60 0.35 2.11 27
2.92 15,504 0.60 0.35 2.29 29
2.35 45,362 0.70
c
0.38
c
2.88
c
7
0.05 47,233 0.61 0.38 2.55 16
(6.73) 55,202 0.58 0.35 1.52 20
10.21 58,046 0.57 0.38 1.40 27
5.23 50,890 0.63 0.38 2.09 27
2.98 48,233 0.63 0.38 2.27 29

Financial Highlights
(continued)
See Notes to Financial Statements
28
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
LIFESTYLE CONSERVATIVE FUND
Institutional Class:
11/30/23
#
$ 11 .49 $ 0 .15 $ 0 .28 $ 0 .43 $ ( 0 .14 ) $ — $ ( 0 .14 ) $ 11 .78
5/31/23 12 .21 0 .30 ( 0 .29 ) 0 .01 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
5/31/20 12 .26 0 .28 0 .49 0 .77 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 12 .57
5/31/19 12 .58 0 .29 ( 0 .10 ) 0 .19 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 12 .26
Advisor Class:
11/30/23
#
11 .49 0 .14 0 .29 0 .43 ( 0 .14 ) — ( 0 .14 ) 11 .78
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
5/31/20 12 .26 0 .30 0 .46 0 .76 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .57
5/31/19 12 .58 0 .26 ( 0 .08 ) 0 .18 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 12 .26
Premier Class:
11/30/23
#
11 .50 0 .14 0 .28 0 .42 ( 0 .14 ) — ( 0 .14 ) 11 .78
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
5/31/20 12 .27 0 .26 0 .49 0 .75 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 12 .58
5/31/19 12 .59 0 .27 ( 0 .10 ) 0 .17 ( 0 .31 ) ( 0 .18 ) ( 0 .49 ) 12 .27
Retirement Class:
11/30/23
#
11 .48 0 .13 0 .28 0 .41 ( 0 .13 ) — ( 0 .13 ) 11 .76
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
5/31/20 12 .25 0 .25 0 .48 0 .73 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .57 0 .26 ( 0 .10 ) 0 .16 ( 0 .30 ) ( 0 .18 ) ( 0 .48 ) 12 .25
Retail Class:
11/30/23
#
11 .47 0 .13 0 .28 0 .41 ( 0 .13 ) — ( 0 .13 ) 11 .75
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
5/31/20 12 .24 0 .25 0 .49 0 .74 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .56 0 .25 ( 0 .10 ) 0 .15 ( 0 .29 ) ( 0 .18 ) ( 0 .47 ) 12 .24
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
29
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
3 .81% $ 52,730 0 .19%
c
0 .10%
c
2 .52%
c
6%
0 .31 51,084 0 .17 0 .10 2 .57 19
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
6 .44 34,603 0 .19 0 .10 2 .25 29
1 .68 27,635 0 .20 0 .10 2 .34 24
3 .75 3,186 0 .29
c
0 .20
c
2 .42
c
6
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
6 .33 6,559 0 .29 0 .20 2 .45 29
1 .62 379 0 .27 0 .18 2 .16 24
3 .64 256 0 .37
c
0 .25
c
2 .37
c
6
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
6 .27 665 0 .35 0 .25 2 .05 29
1 .62 699 0 .35 0 .25 2 .17 24
3 .59 47,837 0 .44
c
0 .35
c
2 .27
c
6
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35
6 .11 46,255 0 .43 0 .33 1 .98 29
1 .51 44,397 0 .44 0 .35 2 .08 24
3 .58 198,779 0 .46
c
0 .37
c
2 .25
c
6
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
6 .16 206,100 0 .45 0 .37 1 .99 29
1 .41 157,919 0 .46 0 .37 2 .06 24

Financial Highlights
(continued)
See Notes to Financial Statements
30
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
LIFESTYLE MODERATE FUND
Institutional Class:
11/30/23
#
$ 12.80 $ 0.12 $ 0.52 $ 0.64 $ (0.12) $ — $ (0.12) $ 13.32
5/31/23 13.74 0.30 (0.30) — (0.33) (0.61) (0.94) 12.80
5/31/22 16.68 0.28 (1.71) (1.43) (0.49) (1.02) (1.51) 13.74
5/31/21 13.84 0.25 3.47 3.72 (0.38) (0.50) (0.88) 16.68
5/31/20 13.55 0.29 0.67 0.96 (0.28) (0.39) (0.67) 13.84
5/31/19 14.18 0.29 (0.30) (0.01) (0.36) (0.26) (0.62) 13 .55
Advisor Class:
11/30/23
#
12.80 0.12 0.52 0.64 (0.12) — (0.12) 13.32
5/31/23 13.74 0.30 (0.31) (0.01) (0.32) (0.61) (0.93) 12.80
5/31/22 16.67 0.26 (1.70) (1.44) (0.47) (1.02) (1.49) 13.74
5/31/21 13.84 0.23 3.47 3.70 (0.37) (0.50) (0.87) 16.67
5/31/20 13.55 0.37 0.58 0.95 (0.27) (0.39) (0.66) 13.84
5/31/19 14.18 0.28 (0.29) (0.01) (0.36) (0.26) (0.62) 13.55
Premier Class:
11/30/23
#
12.84 0.11 0.52 0.63 (0.11) — (0.11) 13.36
5/31/23 13.78 0.28 (0.30) (0.02) (0.31) (0.61) (0.92) 12.84
5/31/22 16.72 0.26 (1.72) (1.46) (0.46) (1.02) (1.48) 13.78
5/31/21 13.87 0.23 3.48 3.71 (0.36) (0.50) (0.86) 16.72
5/31/20 13.58 0.24 0.70 0.94 (0.26) (0 .39) (0.65) 13.87
5/31/19 14.21 0.28 (0.30) (0.02) (0.35) (0.26) (0.61) 13.58
Retirement Class:
11/30/23
#
12.78 0.11 0.51 0.62 (0.10) — (0.10) 13.30
5/31/23 13.72 0.27 (0.30) (0.03) (0.30) (0.61) (0.91) 12.78
5/31/22 16.65 0.23 (1.70) (1.47) (0.44) (1.02) (1.46) 13.72
5/31/21 13.82 0.21 3.47 3.68 (0.35) (0.50) (0.85) 16.65
5/31/20 13.53 0.25 0.68 0.93 (0.25) (0.39) (0.64) 13.82
5/31/19 14.17 0.26 (0.31) (0.05) (0.33) (0.26) (0.59) 13.53
Retail Class:
11/30/23
#
12.77 0.11 0.51 0.62 (0.10) — (0.10) 13.29
5/31/23 13.71 0.27 (0.31) (0 .04) (0.29) (0.61) (0.90) 12.77
5/31/22 16.64 0.23 (1.70) (1.47) (0.44) (1.02) (1.46) 13.71
5/31/21 13.82 0.20 3.46 3.66 (0.34) (0.50) (0.84) 16.64
5/31/20 13.52 0.27 0.67 0.94 (0.25) (0.39) (0.64) 13.82
5/31/19 14.16 0.25 (0.30) (0.05) (0.33) (0.26) (0.59) 13.52
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
31
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5.03% $ 77,477 0.16%
c
0.09%
c
1.89%
c
7%
0.38 68,231 0.15 0.06 2.36 19
(9.58) 76,453 0.14 0.10 1.75 21
27.47 77,429 0 .15 0.09 1.58 47
7.23 52,090 0.16 0.10 2.10 31
0.14 39,367 0.17 0.10 2.16 23
4.99 8,049 0.24
c
0.17
c
1.81
c
7
0.30 7,294 0.23 0.14 2.31 19
(9.60) 10,895 0.22 0.18 1.64 21
27.29 13,719 0.23 0.17 1.50 47
7.12 12,977 0.26 0.20 2.64 31
0.09 707 0.23 0.16 2.02 23
4.93 267 0.32
c
0.24
c
1.75
c
7
0.20 257 0.31 0.22 2.21 19
(9.64) 276 0.30 0.25 1.60 21
27.22 689 0.31 0.24 1.45 47
7.03 557 0.32 0.25 1.72 31
0.01 1,001 0.32 0.25 2.06 23
4.91 107,879 0.41
c
0.33
c
1.65
c
7
0.12 105,238 0.40 0.31 2.11 19
(9.77) 114,335 0.39 0.35 1.48 21
27.12 121,361 0.40 0.34 1.35 47
6.95 93,587 0.41 0.35 1.81 31
(0.11) 92,295 0.42 0.35 1.87 23
4.90 333,860 0.43
c
0.36
c
1.62
c
7
0.09 333,435 0.42 0.33 2.09 19
(9.78) 367,073 0.41 0.36 1.46 21
27.02 410,533 0.42 0.36 1.32 47
7.01 330,823 0.43 0.37 1 .95 31
(0.20) 215,314 0.43 0.37 1.85 23

Financial Highlights
(continued)
See Notes to Financial Statements
32
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
LIFESTYLE GROWTH FUND
Institutional Class:
11/30/23
#
$ 14 .33 $ 0 .09 $ 0 .86 $ 0 .95 $ — $ — $ — $ 15 .28
5/31/23 15 .34 0 .27 ( 0 .19 ) 0 .08 ( 0 .27 ) ( 0 .82 ) ( 1 .09 ) 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
5/31/20 14 .66 0 .28 0 .78 1 .06 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 14 .87
5/31/19 15 .75 0 .26 ( 0 .63 ) ( 0 .37 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 14 .66
Advisor Class:
11/30/23
#
14 .31 0 .08 0 .87 0 .95 — — — 15 .26
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
5/31/20 14 .65 0 .38 0 .66 1 .04 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .86
5/31/19 15 .74 0 .22 ( 0 .60 ) ( 0 .38 ) ( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 14 .65
Premier Class:
11/30/23
#
14 .35 0 .08 0 .87 0 .95 — — — 15 .30
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
5/31/20 14 .65 0 .25 0 .79 1 .04 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 14 .87
5/31/19 15 .75 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .34 ) ( 0 .36 ) ( 0 .70 ) 14 .65
Retirement Class:
11/30/23
#
14 .26 0 .07 0 .86 0 .93 — — — 15 .19
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
5/31/20 14 .60 0 .23 0 .78 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .81
5/31/19 15 .69 0 .23 ( 0 .64 ) ( 0 .41 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 14 .60
Retail Class:
11/30/23
#
14 .23 0 .07 0 .86 0 .93 — — — 15 .16
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
5/31/20 14 .58 0 .27 0 .74 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .79
5/31/19 15 .67 0 .22 ( 0 .64 ) ( 0 .42 ) ( 0 .31 ) ( 0 .36 ) ( 0 .67 ) 14 .58
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
33
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
6 .63% $ 42,874 0 .20%
c
0 .03%
c
1 .17%
c
7%
1 .01 43,616 0 .18 0 .01 1 .91 20
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
7 .18 33,985 0 .21 0 .10 1 .87 35
( 2 .07 ) 33,809 0 .23 0 .10 1 .76 29
6 .64 4,053 0 .30
c
0 .13
c
1 .06
c
7
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
7 .03 8,870 0 .30 0 .20 2 .57 35
( 2 .13 ) 346 0 .29 0 .17 1 .45 29
6 .62 315 0 .37
c
0 .18
c
1 .02
c
7
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
7 .02 1,356 0 .36 0 .25 1 .64 35
( 2 .24 ) 1,553 0 .38 0 .25 1 .63 29
6 .52 51,734 0 .45
c
0 .28
c
0 .92
c
7
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54
6 .87 42,326 0 .45 0 .35 1 .55 35
( 2 .34 ) 40,228 0 .47 0 .35 1 .52 29
6 .54 181,078 0 .48
c
0 .31
c
0 .89
c
7
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
6 .85 162,347 0 .48 0 .38 1 .79 35
( 2 .32 ) 85,422 0 .50 0 .38 1 .44 29

Financial Highlights
(continued)
See Notes to Financial Statements
34
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:
11/30/23
#
$ 15.81 $ 0.03 $ 1.28 $ 1.31 $ — $ — $ — $ 17.12
5/31/23 17.03 0.22 (0.08) 0.14 (0.29) (1.07) (1.36) 15.81
5/31/22 21.32 0.26 (2.19) (1.93) (0.70) (1.66) (2.36) 17.03
5/31/21 15.55 0.20 6.64 6.84 (0.50) (0.57) (1.07) 21.32
5/31/20 15.40 0.25 0.87 1.12 (0.17) (0.80) (0.97) 15.55
5/31/19 16.95 0.23 (0.98) (0.75) (0.37) (0.43) (0.80) 15.40
Advisor Class:
11/30/23
#
15.80 0.02 1.28 1.30 — — — 17.10
5/31/23 17.03 0.21 (0.09) 0.12 (0.28) (1 .07) (1.35) 15.80
5/31/22 21.32 0.26 (2.21) (1.95) (0.68) (1.66) (2.34) 17.03
5/31/21 15.55 0.18 6.64 6.82 (0.48) (0.57) (1.05) 21.32
5/31/20 15.40 0.37 0.72 1.09 (0.14) (0.80) (0.94) 15.55
5/31/19 16.94 0.18 (0.93) (0.75) (0.36) (0.43) (0.79) 15.40
Premier Class:
11/30/23
#
15.86 0.01 1.29 1.30 — — — 17.16
5/31/23 17.08 0.20 (0.08) 0.12 (0.27) (1.07) (1.34) 15.86
5/31/22 21.37 0.24 (2.20) (1.96) (0.67) (1.66) (2.33) 17.08
5/31/21 15.59 0.18 6.64 6.82 (0.47) (0.57) (1.04) 21.37
5/31/20 15.43 0.03 1.06 1.09 (0.13) (0.80) (0.93) 15.59
5/31/19 16.99 0.20 (0.99) (0.79) (0.34) (0.43) (0.77) 15.43
Retirement Class:
11/30/23
#
15.73 0.00
d
1.28 1.28 — — — 17.01
5/31/23 16.95 0.18 (0.08) 0.10 (0.25) (1.07) (1.32) 15.73
5/31/22 21.23 0.22 (2.19) (1.97) (0.65) (1.66) (2.31) 16.95
5/31/21 15.49 0.15 6.62 6.77 (0.46) (0.57) (1.03) 21.23
5/31/20 15.35 0.20 0.87 1.07 (0.13) (0.80) (0.93) 15.49
5/31/19 16.89 0.18 (0.96) (0.78) (0.33) (0.43) (0.76) 15.35
Retail Class:
11/30/23
#
15.69 0.00
d
1.28 1.28 — — — 16.97
5/31/23 16.91 0.17 (0.07) 0.10 (0.25) (1.07) (1.32) 15.69
5/31/22 21.19 0.21 (2.19) (1.98) (0.64) (1.66) (2.30) 16.91
5/31/21 15.46 0.14 6.61 6.75 (0.45) (0.57) (1.02) 21.19
5/31/20 15.33 0.24 0.82 1.06 (0.13) (0.80) (0.93) 15.46
5/31/19 16.88 0.17 (0.97) (0 .80) (0.32) (0.43) (0.75) 15.33
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
8.29% $ 55,592 0.22%
c
0.10%
c
0.31%
c
4%
1.46 51,862 0.20 0.05 1.40 21
(10.32) 50,497 0.19 0.04 1.28 30
44.79 45,923 0.21 0.08 1.08 56
7.14 26,474 0.25 0.10 1.56 33
(4 .11) 25,052 0.28 0.10 1.42 24
8.23 5,068 0.32
c
0.20
c
0.21
c
4
1.33 4,908 0.29 0.15 1.31 21
(10.40) 6,248 0.28 0.13 1.28 30
44.68 9,163 0.30 0.18 0.98 56
7.01 7,051 0.33 0.19 2.39 33
(4.10) 205 0.30 0.14 1.08 24
8.20 347 0.39
c
0.25
c
0.16
c
4
1.29 320 0.36 0.22 1.27 21
(10.43) 342 0.35 0.20 1.21 30
44.54 427 0.37 0.23 0.95 56
7.00 313 0.39 0.25 0.17 33
(4.31) 363 0.43 0.25 1.22 24
8.14 54,335 0.47
c
0.35
c
0.06
c
4
1.20 52,655 0.45 0.31 1.16 21
(10.54) 56,152 0.44 0.29 1.08 30
44.47 65,640 0.45 0.33 0.82 56
6.85 42,644 0.49 0.35 1.29 33
(4.33) 42,107 0.52 0.35 1.09 24
8.16 106,070 0.52
c
0.40
c
0.02
c
4
1.17 102,309 0.49 0.35 1.10 21
(10.59) 106,104 0.48 0.32 1.04 30
44.41 117,922 0.50 0.38 0.78 56
6.80 83,795 0.54 0.40 1.56 33
(4.45) 48,507 0.57 0.40 1.04 24

36
Notes to Financial Statements
(unaudited)
1. General Information
Trust and Fund Information: The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and
Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Lifestyle Income Fund (“Lifestyle Income”),
Lifestyle Conservative Fund (“Lifestyle Conservative”), Lifestyle Moderate Fund (“Lifestyle Moderate”), Lifestyle Growth Fund
(“Lifestyle Growth”), and Lifestyle Aggressive Growth Fund (“Lifestyle Aggressive Growth”).
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
Share Classes and Sales Charges: Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor
Class, Premier Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Funds offer their shares, without a sales load, through their principal underwriter,
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Current Fiscal Period:  The end of the reporting period for the Funds is November 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

37
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales:  Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $74,053,240 $— $— $74,053,240
Total $74,053,240 $— $— $74,053,240
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $302,678,512 $— $— $302,678,512
Short-term investments — 132,000 — 132,000
Total $302,678,512 $132,000 $— $302,810,512
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $527,154,444 $— $— $527,154,444
Short-term investments — 633,000 — 633,000
Total $527,154,444 $633,000 $— $527,787,444
1 1 1 1 1
Lifestyle Growth
Registered investment companies $279,988,821 $— $— $279,988,821
Short-term investments — 161,000 — 161,000
Total $279,988,821 $161,000 $— $280,149,821
1 1 1 1 1
Lifestyle Aggressive Growth
Registered investment companies $221,264,957 $— $— $221,264,957
Short-term investments — 185,000 — 185,000
Total $221,264,957 $185,000 $— $221,449,957
1 1 1 1 1

Notes to Financial Statements
(unaudited) (continued)
38
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 5,421,820 $ 10,618,488
16.2
Lifestyle Conservative 18,438,292 25,662,044
16.3
Lifestyle Moderate 35,418,041 43,121,792
16.4
Lifestyle Growth 20,023,795 28,756,858
16.5
Lifestyle Aggressive Growth 9,047,234 16,736,055
Six Months Ended
11/30/23
Year Ended
5/31/23
16.1
Lifestyle Income Shares Amount Shares Amount
Subscriptions:
Institutional Class 216,307 $ 2,209,997 124,946 $ 1,268,906
Advisor Class – – 790 8,095
Premier Class 1,217 12,407 2,406 24,593
Retirement Class 8,966 90,988 72,501 737,335
Retail Class 75,972 775,251 218,171 2,242,579
Total subscriptions 302,462 3,088,643 418,814 4,281,508
Reinvestments of distributions:
Institutional Class 21,259 216,182 61,090 614,951
Advisor Class 12 126 56 567
Premier Class 247 2,513 615 6,200
Retirement Class 23,208 235,617 75,598 760,612
Retail Class 63,491 645,126 199,092 2,003,633
Total reinvestments of distributions 108,217 1,099,564 336,451 3,385,963
Redemptions:
Institutional Class (329,143) (3,372,246) (280,139) (2,889,853)
Advisor Class (12) (127) (1,820) (18,572)
Premier Class – – – –
Retirement Class (252,783) (2,572,909) (373,279) (3,816,901)
Retail Class (361,077) (3,671,974) (977,314) (9,973,662)
Total redemptions (943,015) (9,617,256) (1,632,552) (16,698,988)
Net increase (decrease) from shareholder transactions (532,336) $ (5,429,049) (877,287) $ (9,031,517)
Six Months Ended
11/30/23
Year Ended
5/31/23
16.2
Lifestyle Conservative Shares Amount Shares Amount
Subscriptions:
Institutional Class 514,341 $ 5,999,552 790,867 $ 9,101,958
Advisor Class 32,916 379,853 33,424 385,345
Premier Class – – 96 1,121
Retirement Class 249,830 2,872,904 249,651 2,875,462
Retail Class 340,371 3,955,018 944,805 10,832,881
Total subscriptions 1,137,458 13,207,327 2,018,843 23,196,767
Reinvestments of distributions:
Institutional Class 56,169 649,234 281,938 3,152,427
Advisor Class 3,111 35,947 17,576 196,503
Premier Class 19 226 101 1,125
Retirement Class 45,960 530,625 265,956 2,970,334
Retail Class 188,761 2,178,230 1,075,188 12,006,978
Total reinvestments of distributions 294,020 3,394,262 1,640,759 18,327,367
Redemptions:
Institutional Class (538,289) (6,220,619) (1,199,464) (13,669,410)
Advisor Class (33,196) (381,597) (100,964) (1,152,864)
Premier Class (1) (16) (7) (83)
Retirement Class (359,621) (4,167,969) (1,035,904) (11,955,708)
Retail Class (1,173,446) (13,553,651) (2,915,562) (33,394,241)
Total redemptions (2,104,553) (24,323,852) (5,251,901) (60,172,306)
Net increase (decrease) from shareholder transactions (673,075) $ (7,722,263) (1,592,299) $ (18,648,172)

39
Six Months Ended
11/30/23
Year Ended
5/31/23
16.3
Lifestyle Moderate Shares Amount Shares Amount
Subscriptions:
Institutional Class 983,379 $ 12,712,199 507,911 $ 6,505,288
Advisor Class 83,778 1,092,396 85,026 1,084,126
Premier Class – – – –
Retirement Class 477,538 6,286,048 541,195 7,015,718
Retail Class 622,286 8,101,312 1,074,375 13,788,138
Total subscriptions 2,166,981 28,191,955 2,208,507 28,393,270
Reinvestments of distributions:
Institutional Class 51,151 665,483 403,943 4,963,999
Advisor Class 4,922 64,025 50,187 616,632
Premier Class – – – –
Retirement Class 66,068 858,257 595,611 7,310,228
Retail Class 200,582 2,604,879 1,864,384 22,863,045
Total reinvestments of distributions 322,723 4,192,644 2,914,125 35,753,904
Redemptions:
Institutional Class (548,463) (7,098,144) (1,144,989) (14,645,725)
Advisor Class (54,219) (712,828) (358,361) (4,544,491)
Premier Class – – – –
Retirement Class (666,390) (8,657,449) (1,236,109) (15,785,021)
Retail Class (1,809,809) (23,510,841) (3,603,539) (46,087,425)
Total redemptions (3,078,881) (39,979,262) (6,342,998) (81,062,662)
Net increase (decrease) from shareholder transactions (589,177) $ (7,594,663) (1,220,366) $ (16,915,488)
Six Months Ended
11/30/23
Year Ended
5/31/23
16.4
Lifestyle Growth Shares Amount Shares Amount
Subscriptions:
Institutional Class 190,628 $ 2,846,590 285,013 $ 4,079,973
Advisor Class 19,833 291,824 31,936 452,762
Premier Class – – 1 15
Retirement Class 418,332 6,193,916 223,886 3,218,482
Retail Class 208,762 3,081,019 573,885 8,108,366
Total subscriptions 837,555 12,413,349 1,114,721 15,859,598
Reinvestments of distributions:
Institutional Class – – 232,903 3,134,869
Advisor Class – – 20,438 274,891
Premier Class – – 43 586
Retirement Class – – 277,792 3,725,184
Retail Class – – 936,308 12,537,165
Total reinvestments of distributions – – 1,467,484 19,672,695
Redemptions:
Institutional Class (429,872) (6,488,720) (538,553) (7,572,429)
Advisor Class (20,201) (301,788) (121,640) (1,767,937)
Premier Class – – – –
Retirement Class (428,714) (6,397,944) (815,590) (11,589,481)
Retail Class (626,639) (9,259,713) (1,615,305) (22,901,710)
Total redemptions (1,505,426) (22,448,165) (3,091,088) (43,831,557)
Net increase (decrease) from shareholder transactions (667,871) $ (10,034,816) (508,883) $ (8,299,264)

Notes to Financial Statements
(unaudited) (continued)
40
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
Six Months Ended
11/30/23
Year Ended
5/31/23
16.5
Lifestyle Aggressive Growth Shares Amount Shares Amount
Subscriptions:
Institutional Class 234,850 $ 3,892,293 534,365 $ 8,415,601
Advisor Class 13,040 213,719 22,520 347,628
Premier Class – – 185 2,977
Retirement Class 233,247 3,866,359 209,827 3,289,892
Retail Class 190,977 3,139,321 359,559 5,618,570
Total subscriptions 672,114 11,111,692 1,126,456 17,674,668
Reinvestments of distributions:
Institutional Class – – 276,472 4,050,319
Advisor Class – – 20,527 300,716
Premier Class – – 16 245
Retirement Class – – 296,231 4,322,012
Retail Class – – 550,204 8,010,968
Total reinvestments of distributions – – 1,143,450 16,684,260
Redemptions:
Institutional Class (267,608) (4,429,222) (495,441) (7,760,747)
Advisor Class (27,296) (454,234) (99,383) (1,589,719)
Premier Class – – – –
Retirement Class (386,426) (6,376,273) (471,598) (7,236,702)
Retail Class (458,537) (7,581,082) (663,153) (10,352,245)
Total redemptions (1,139,867) (18,840,811) (1,729,575) (26,939,413)
Net increase (decrease) from shareholder transactions (467,753) $ (7,729,119) 540,331 $ 7,419,515
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $78,436,844 $3,002,405 $(7,386,009) $(4,383,604)
16.2
Lifestyle Conservative 311,965,931 21,057,267 (30,212,686) (9,155,419)
16.3
Lifestyle Moderate 524,151,943 49,533,023 (45,897,522) 3,635,501
16.4
Lifestyle Growth 264,990,830 33,968,627 (18,809,636) 15,158,991
16.5
Lifestyle Aggressive Growth 201,373,796 29,707,329 (9,631,168) 20,076,161
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $367,547 $– $(5,943,864) $(1,465,392) $– $(2,646) $(7,044,355)
16.2
Lifestyle Conservative 1,061,262 – (18,248,277) (5,625,212) – (7,220) (22,819,447)
16.3
Lifestyle Moderate 1,214,229 – (21,420,217) (10,617,131) – (10,751) (30,833,870)
16.4
Lifestyle Growth 958,897 – (3,577,283) (5,733,489) – (5,364) (8,357,239)
16.5
Lifestyle Aggressive Growth 19,023 – 1,480,180 (3,200,055) – (3,836) (1,704,688)

41
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with  Affiliates
Under the terms of its Investment Management Agreement, each Fund pays the Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the investment management fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Short-Term Long-Term Total
16.1
Lifestyle Income $601,980 $863,412 $1,465,392
16.2
Lifestyle Conservative 3,319,523 2,305,689 5,625,212
16.3
Lifestyle Moderate 6,545,875 4,071,256 10,617,131
16.4
Lifestyle Growth 4,259,527 1,473,962 5,733,489
16.5
Lifestyle Aggressive Growth 2,419,200 780,855 3,200,055
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.1
Lifestyle Income 0.100% 0.100% 0.250% 0.250% 0.350% 0.450%
16.2
Lifestyle Conservative 0.100 0.100 0.250 0.250 0.350 0.450
16.3
Lifestyle Moderate 0.100 0.100 0.250 0.250 0.350 0.450
16.4
Lifestyle Growth 0.100 0.100 0.250 0.250 0.350 0.450
16.5
Lifestyle Aggressive Growth 0.100 0.100 0.250 0.250 0.350 0.450
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2024. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.3
Lifestyle Moderate 0.100% 0.085% 0.235% 0.235% 0.335% 0.435%
16.4
Lifestyle Growth 0.100% 0.025 0.175 0.175 0.275 0.375
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

Notes to Financial Statements
(unaudited) (continued)
42
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ – $ 3,491 $ (374)
Lifestyle Conservative 63,276 62,308 (8,753)
Lifestyle Moderate 179,731 60,260 (10,359)
Lifestyle Growth 150,090 107,422 (19,905)
Lifestyle Aggressive Growth – 268,345 (51,126)
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifestyle Income Fund
Nuveen Funds:
Dividend Growth
$ 1,485,237 $ 149,838 $ 293,093 $ 9,725 $ 99,954 $ 10,571 $ 1,451,661
Dividend Value
1,499,681 146,282 328,239 9,184 106,697 13,363 1,433,605
Growth Opportunities ETF
1,743,180 1,791 282,649 (33,164) 271,942 – 1,701,100
TIAA-CREF Funds:
Core Bond
15,740,917 980,206 1,539,354 (317,429) (47,255) 308,632 14,817,085
Core Plus Bond
15,740,917 987,031 1,589,329 (348,806) 35,742 330,225 14,825,555
Emerging Markets Equity
913,961 140,231 196,695 (21,177) 72,718 – 909,038
Growth & Income
1,488,000 111,975 310,168 32,413 122,942 7,699 1,445,162
International Equity
2,354,581 221,343 404,992 19,763 91,509 – 2,282,204
International Opportunities
1,407,394 162,839 241,169 (46,497) 84,416 – 1,366,983
Large-Cap Growth
1,714,748 228,996 446,473 (5,025) 211,394 – 1,703,640
Large-Cap Value
1,498,903 111,336 312,103 22,469 112,293 – 1,432,898
Quant International Small-Cap Equity
747,258 70,698 132,189 (7,137) 53,533 – 732,163
Quant Small/Mid-Cap Equity
434,210 29,586 104,209 6,609 35,689 – 401,885
Quant Small-Cap Equity
373,203 24,391 88,410 7,092 17,349 – 333,625
Short-Term Bond
31,469,819 1,764,91 3 4,061,230 (248,204) 291,338 567,771 29,216,636
$78,612,009 $5,131,456 $10,330,302 $(920,184) $1,560,261 $1,238,261 $74,053,240
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Growth
$ 11,374,615 $ 1,006,315 $ 1,457,508 $ 45,737 $ 806,314 $ 83,402 $ 11,775,473
Dividend Value
11,605,558 707,197 1,584,580 33,708 851,728 104,400 11,613,611
Growth Opportunities ETF
13,453,388 115,536 1,651,741 (235,005) 2,113,068 – 13,795,246
TIAA-CREF Funds:
Core Bond
30,320,164 1,822,031 1,361,088 (299,816) (431,537) 614,123 30,049,754
Core Plus Bond
90,977,082 4,831,698 3,715,319 (868,930) (1,012,089) 1,970,564 90,212,442
Emerging Markets Equity
7,010,174 917,070 948,093 (139,781) 524,874 – 7,364,244
Growth & Income
11,469,260 353,141 1,325,226 120,931 1,083,976 61,475 11,702,082
International Equity
18,137,136 1,517,861 1,920,696 34,546 808,643 – 18,577,490
International Opportunities
10,823,409 1,038,939 1,054,920 (224,528) 491,008 – 11,073,908
Large-Cap Growth
13,271,050 675,648 1,749,545 (30,158) 1,628,932 – 13,795,927
Large-Cap Value
11,564,686 411,384 1,405,750 113,063 923,484 – 11,606,867
Quant International Small-Cap Equity
5,752,427 346,185 546,994 (68,590) 416,502 – 5,899,530
Quant Small/Mid-Cap Equity
3,348,557 123,699 537,166 32,008 288,889 – 3,255,987
Quant Small-Cap Equity
2,875,451 109,013 461,364 31,603 148,580 – 2,703,283
Short-Term Bond
60,637,677 4,462,575 5,942,054 (356,016) 450,486 1,130,365 59,252,668
$302,620,634 $18,438,292 $25,662,044 $(1,811,228) $9,092,858 $3,964,329 $302,678,512

43
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Growth
$ 29,091,239 $ 2,527,245 $ 3,261,166 $ 70,838 $ 2,103,858 $ 215,032 $ 30,532,014
Dividend Value
29,617,467 1,320,034 3,107,085 62,332 2,193,913 269,170 30,086,661
Growth Opportunities ETF
34,219,670 196,363 3,416,362 (510,644) 5,321,182 – 35,810,209
TIAA-CREF Funds:
Core Plus Bond
206,289,559 19,475,587 13,241,805 (3,174,438) (1,200,905) 4,527,886 208,147,998
Emerging Markets Equity
17,848,866 2,242,748 1,977,000 (482,025) 1,449,706 – 19,082,295
Growth & Income
29,289,490 792,051 2,822,450 145,376 2,933,861 158,192 30,338,328
International Equity
46,281,780 2,074,748 2,549,964 (169,919) 2,277,461 – 47,914,106
International Opportunities
27,577,460 2,624,474 2,137,066 (586,069) 1,234,995 – 28,713,794
Large-Cap Growth
33,988,575 2,155,374 4,505,405 (105,391) 4,197,980 – 35,731,133
Large-Cap Value
29,532,896 814,567 2,927,209 289,690 2,351,621 – 30,061,565
Quant International Small-Cap Equity
14,665,833 731,827 987,359 (200,326) 1,086,568 – 15,296,543
Quant Small/Mid-Cap Equity
8,552,263 247,463 1,179,956 61,145 755,550 – 8,436,465
Quant Small-Cap Equity
7,343,111 215,560 1,008,965 103,698 349,929 – 7,003,333
$514,298,209 $35,418,041 $43,121,792 $(4,495,733) $25,055,719 $5,170,280 $527,154,444
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifestyle Growth Fund
Nuveen Funds:
Dividend Growth
$ 20,593,291 $ 1,362,792 $ 1,989,862 $ 48,710 $ 1,477,768 $ 153,625 $ 21,492,699
Dividend Value
20,913,650 849,358 2,144,857 52,572 1,546,710 191,340 21,217,433
Growth Opportunities ETF
24,166,078 150,090 2,454,170 (368,156) 3,759,674 – 25,253,516
TIAA-CREF Funds:
Core Plus Bond
54,654,911 6,006,368 4,493,642 (1,034,612) (140,022) 1,200,597 54,993,003
Emerging Markets Equity
12,592,564 1,720,928 1,549,817 (432,788) 1,111,644 – 13,442,531
Growth & Income
20,706,098 357,512 1,894,046 (65,555) 2,231,991 112,066 21,336,000
International Equity
32,668,228 2,377,400 2,599,826 (172,534) 1,670,283 – 33,943,551
International Opportunities
19,490,527 1,682,186 1,383,133 (354,180) 798,229 – 20,233,629
Large-Cap Growth
24,047,744 1,751,839 3,487,638 (87,110) 2,967,612 – 25,192,447
Large-Cap Value
20,860,836 502,127 2,030,689 161,666 1,711,290 – 21,205,230
Quant International Small-Cap Equity
10,350,440 554,502 738,276 (163,570) 786,968 – 10,790,064
Quant Small/Mid-Cap Equity
6,043,007 79,050 752,142 16,217 563,708 – 5,949,840
Quant Small-Cap Equity
5,190,968 74,472 650,466 73,485 250,419 – 4,938,878
$272,278,342 $17,468,624 $26,168,564 $(2,325,855) $18,736,274 $1,657,628 $279,988,821
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Growth
$ 20,047,915 $ 1,205,570 $ 1,565,825 $ 21,517 $ 1,453,984 $ 146,965 $ 21,163,161
Dividend Value
20,371,243 690,966 1,727,212 (46,454) 1,581,752 185,493 20,870,295
Growth Opportunities ETF
23,496,858 – 2,063,825 (347,027) 3,626,893 – 24,712,899
TIAA-CREF Funds:
Emerging Markets Equity
12,275,340 1,543,489 1,236,151 (384,454) 1,027,092 – 13,225,316
Growth & Income
20,224,168 298,373 1,608,702 (176,671) 2,275,205 109,414 21,012,373
International Equity
31,843,322 2,103,642 2,021,195 (243,237) 1,681,138 – 33,363,670
International Opportunities
18,976,503 1,372,956 809,177 (253,452) 661,670 – 19,948,500
Large-Cap Growth
23,394,616 888,714 2,308,404 (97,665) 2,917,907 – 24,795,168
Large-Cap Value
20,325,418 378,411 1,648,724 76,623 1,734,110 – 20,865,838
Quant International Small-Cap Equity
10,072,595 464,010 537,052 (137,400) 737,822 – 10,599,975
Quant Small/Mid-Cap Equity
5,886,336 43,300 634,302 (17,944) 574,673 – 5,852,063
Quant Small-Cap Equity
5,065,103 57,803 575,486 (15,454) 323,733 – 4,855,699
$211,979,417 $9,047,234 $16,736,055 $(1,621,618) $18,595,979 $441,872 $221,264,957

Notes to Financial Statements
(unaudited) (continued)
44
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
10. Subsequent Events
Compensation: Effective January 1, 2024, the Trust’s existing deferred and long-term compensation plans for the Board are no longer in effect, and the Trust adopted a new deferred compensation plan for the Board. This new deferred compensation plan for independent trustees enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

45
2023 Special Meeting
(Unaudited)
TIAA-CREF Lifestyle Funds
Trustees
On November 20, 2023, at a special meeting of TIAA-CREF Funds shareholders, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
46
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form
N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

47
Additional Information About Index Providers
(unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2024 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

3253420
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Managed Allocation Fund
TIAA-CREF
Semi-Annual
Report
TIAA-CREF
Funds
November 30,
2023
This semi-annual report contains the Fund's unaudited financial statements.
Fund Name
Institutional
Class
Retirement
Class
Retail
Class
18.1
TIAA-CREF Managed Allocation Fund TIMIX TITRX TIMRX

Letter to Investors 3
Important Notices 5
About the Fund’s Benchmarks 6
Fund Performance 7
Expense Examples 8
Portfolio of Investments 9
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 14
Notes to Financial Statements 16
2023 Special Meeting 21
Additional Fund Information 22
Additional Information About Index Providers 23

3
Letter to Investors
Brad Finkle
Global financial markets posted mostly positive results for the six months ended
November 30, 2023. The Federal Reserve responded to elevated inflation by raising the federal funds target rate in July to a 22-year high of 5.25%–5.50%
before pausing through the end of the period. U.S. equities advanced as the economy expanded at an accelerated pace in the third quarter of 2023. The labor market was strong, and consumer spending remained resilient despite higher interest rates. Foreign stocks also registered gains, with both international developed markets and emerging markets rising. U.S. fixed-income securities declined as U.S. Treasury yields rose across most maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.
The Fund’s Institutional Class gained 5.1%, surpassing the 4.7% return of its composite benchmark.
Stocks advanced, while bonds lost ground
U.S. equities posted a gain for the six months despite pressure from inflation and higher interest rates, as consumer spending remained strong and corporate earnings beat expectations. While the unemployment rate yo-yoed during the period, it settled at 3.7% in November 2023 and remained near historic lows. The broad domestic stock market, as represented by the Russell 3000® Index, gained
10.0%. Much of the period’s positive return occurred in November, as declining inflation data set expectations for the end of the Fed’s tightening cycle. Oil prices fluctuated but ended the period moderately higher.
International stocks advanced but trailed their U.S. counterparts. The MSCI
ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries
(excluding the United States) and 24 emerging-markets countries, gained 5.1%
in U.S.-dollar terms. The economy of the 20-nation euro area stalled in the third quarter of 2023 on a year-over-year basis. Elevated inflation remained a concern in Europe. In response, the European Central Bank raised its suite of benchmark interest rates during the six-month period. Among developing markets, China’s economy grew over the period, despite a struggling real estate sector.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across most maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −0.8% for the period.
Maintaining a foothold in shifting market environments
Saving for the future can be stressful—especially during periods when shifts in the financial markets create investment challenges. Inflation, higher interest rates and ongoing conflicts overseas continue to be areas of concern today. However, in the future, some other set of circumstances will likely take center stage.
The TIAA-CREF Managed Allocation Fund is built around a dynamic diversification strategy designed to help mitigate the effects of market volatility. Diversification does not guarantee against market losses, but over time it has proven to be an effective way to help investors reach their long-term financial goals. Under the stewardship of highly experienced investment professionals, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. Of course, past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle

Important Notices
5
Portfolio Manager Commentaries in Semi-annual Reports
The Fund includes portfolio manager commentary in its annual shareholder reports. For the Fund's most recent annual portfolio manager discussion, please refer to the Investment Results section of the Fund’s May 31, 2023 annual shareholder report.
For current information on the Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.tiaa.org.
For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial
Statements section of this report.
For average annual total returns as of the end of this reporting period, please refer to the Fund Performance section within this report.
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports to be prepared for this Fund will be for the reporting period ended
May 31, 2024.
Events that Occurred Subsequent to the Reporting Period
During January 2024, the Fund’s Board of Trustees (the “Board”) approved the following:
Fund Name Change: The Board approved a change in the Fund’s name effective May 1, 2024, as follows:
There will be no changes to the investment objectives, principal investment strategies, principal investment risks or portfolio management of the Fund in connection with this name change.
Share Class Name Changes: The Board approved changes to the names of certain of the Fund’s share classes, effective May 6, 2024, as follows:
Sales Charge: The Board approved the addition of a sales charge to be imposed on purchases of Retail Class shares of less than
$1 million, effective May 6, 2024. Therefore, effective as of May 6, 2024, Retail Class shares will be available for purchase at the offering price, which will be the net asset value (“NAV”) per share plus an up-front sales charge. Shareholders with an account that holds Retail Class shares of the Fund prior to May 6, 2024 will not be subject to the sales charge on any future purchases of Retail
Class shares of the Fund or any other fund that is a series of the TIAA-CREF Funds in their account. Such shareholders will be able to purchase Retail Class shares at NAV.
Refer to the Fund’s supplemented prospectus dated January 22, 2024 for further information.
Existing Name New Name
TIAA-CREF Managed Allocation Fund Nuveen Managed Allocation Fund
Existing Name New Name
Institutional Class Class R6
Advisor Class Class I

About the Fund’s Benchmarks
6
Composite benchmark
The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund's target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) (international equity): An index designed to measure the performance of large-, mid- and small-cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market index
The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-
asset class exposure and a similar risk profile as the Fund.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Managed Allocation Fund
7
Performance as of November 30, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
Asset allocation Target allocation
Total return Average annual total return Annual operating expenses
*#
Managed Allocation Fund
Inception date 6 months 1 year 5 years 10 years gross net
Institutional Class 3/31/06 5 .06% 7 .80% 6 .17% 5 .86% 0 .47% 0 .44%
Retirement Class 3/31/06 4 .94 7 .63 5 .92 5 .60 0 .72 0 .69
Retail Class 3/31/06 4 .91 7 .59 5 .91 5 .60 0 .76 0 .70
Managed Allocation Fund
Composite Index
‡
– 4 .65 7 .39 6 .36 6 .02 – –
Broad market index
Morningstar Moderate Target
Risk Index – 4 .28 5 .56 5 .58 5 .31 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2024, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on November 30, 2023, the Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell
3000® Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
% of net assets
as of 11/30/2023
Equity
U.S. equity 39.47
International equity 21.06
Fixed income 39.46
Short-term investments 0.08
Other assets & liabilities, net (0.07)
Total 100.00

Expense Examples
8
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( June 1, 2023 – November 30, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
18.1
Managed Allocation Fund
Share Class
Institutional
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,050.64 $1,049.37 $1,049.09
Expenses incurred during the period*
$0.00 $1.28 $1.28
Effective expenses incurred during the period
†
$2.26 $3.54 $3.54
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.00 $1,023.75 $1,023.75
Expenses incurred during the period*
$0.00 $1.27 $1.27
Effective expenses incurred during the period
†
$2.23 $3.50 $3.50
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 183/366. There were 183 days in the six months ended November 30, 2023. The Fund's annualized six-month expense ratios for that period were 0.00%
for Institutional Class, 0.25% for Retirement Class and 0.25% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.69% for Retirement Class and 0.69% for Retail Class.

Portfolio of Investments
Managed Allocation Fund November 30, 2023
9
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.5%
36,755,965
TIAA-CREF Core Plus Bond Fund $ 327,128,085
TOTAL FIXED INCOME 327,128,085
INTERNATIONAL EQUITY—21.0%
3,816,263
TIAA-CREF Emerging Markets Equity Fund 30,072,151
5,898,865
TIAA-CREF International Equity Fund 75,092,549
3,210,880
TIAA-CREF International Opportunities Fund 45,337,625
2,420,378
TIAA-CREF Quant International Small-Cap Equity Fund 24,058,553
TOTAL INTERNATIONAL EQUITY 174,560,878
U.S. EQUITY—39.5%
871,093
Nuveen Dividend Growth Fund 47,979,801
3,374,710
Nuveen Dividend Value Fund 47,313,433
2,294,922
Nuveen Growth Opportunities ETF 56,271,487
3,076,029
TIAA-CREF Growth & Income Fund 47,709,203
2,499,630
TIAA-CREF Large-Cap Growth Fund 56,241,680
2,293,306
TIAA-CREF Large-Cap Value Fund 47,425,567
681,091
TIAA-CREF Quant Small-Cap Equity Fund 11,013,247
1,023,418
TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,263,502
TOTAL U.S. EQUITY 327,217,920
TOTAL AFFILIATED INVESTMENT COMPANIES 828,906,883
(Cost $751,283,305)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$671,000 (b) Fixed Income Clearing Corp (FICC) 5 .310% 12/01/23 671,000
TOTAL REPURCHASE AGREEMENT 671,000
TOTAL SHORT-TERM INVESTMENTS 671,000
(Cost $671,000)
TOTAL INVESTMENTS—100.1% 829,577,883
(Cost $751,954,305)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (557,603)
NET ASSETS—100.0% $ 829,020,280
ETF Exchange Traded Fund
(a) The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
(b) Agreement with Fixed Income Clearing Corp (FICC), 5.310% dated 11/30/23 to be repurchased at $671,099 on 12/1/23, collateralized by Government Agency Securities, with coupon rate 0.750% and maturity date 4/30/26, valued at $684,470.

10
Statement of Assets and Liabilities
See Notes to Financial Statements
November 30, 2023 (Unaudited)
18.1
Managed Allocation
Fund
ASSETS
Affiliated investments, at value
‡
$ 828,906,883
Short-term investments, at value
#
671,000
Cash 263
Receivables:
Dividends 1,182,105
Interest 99
Investments sold 3,355,761
Reimbursement from Adviser 41,876
Shares sold 111,312
Other 68,300
Total assets 834,337,599
LIABILITIES
Due to affiliates 4,375
Payables:
Investments purchased - regular settlement 4,339,974
Shares redeemed 625,018
Service agreement fees 13,687
Accrued expenses:
Custodian fees 1,249
Professional fees 8,961
Shareholder reporting expenses 27,007
Shareholder servicing agent fees 70,593
Trustees fees 68,283
12b-1 distribution and service fees 149,221
Other 8,951
Total liabilities 5,317,319
Net assets $ 829,020,280
NET ASSETS CONSIST OF:
Paid-in capital $ 788,556,712
Total distributable earnings (loss) 40,463,568
Net assets $ 829,020,280
‡
Affiliated investments, cost $ 751,283,305
#
Short-term investments, cost $ 671,000
INSTITUTIONAL CLASS:
Net assets $ 17,714,682
Shares outstanding 1,564,333
Net asset value per share $ 11 .32
RETIREMENT CLASS:
Net assets $ 68,238,449
Shares outstanding 6,035,210
Net asset value per share $ 11 .31
RETAIL CLASS:
Net assets $ 743,067,149
Shares outstanding 65,340,328
Net asset value per share $ 11 .37
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

11
Statement of Operations
See Notes to Financial Statements
Six Months Ended November 30, 2023 (Unaudited)
18.1
Managed Allocation
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 8,163,166
Interest 14,168
Total investment income 8,177,334
EXPENSES
12b-1 distribution and service fees — Retail Class 923,699
Shareholder servicing agent fees — Institutional Class 65
Shareholder servicing agent fees — Retirement Class 85,832
Shareholder servicing agent fees — Retail Class 164,053
Administrative service fees 25,192
Trustees fees 6,921
Custodian expenses 3,659
Overdraft expense 1,082
Professional fees 9,489
Registration fees 14,651
Shareholder reporting expenses 25,615
Other 14,192
Total expenses 1,274,450
Expenses reimbursed by the investment adviser (263,893)
Net expenses 1,010,557
Net investment income (loss) 7,166,777
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments (2,053,016)
Foreign currency transactions 285
Net realized gain (loss) (2,052,731)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 34,679,710
Net change in unrealized appreciation (depreciation) 34,679,710
Net realized and unrealized gain (loss) 32,626,979
Net increase (decrease) in net assets from operations $ 39,793,756

12
Statement of Changes in Net Assets
See Notes to Financial Statements
18.1
Managed Allocation Fund
Unaudited
Six Months Ended
11/30/23
Year Ended
5/31/23
OPERATIONS
Net investment income (loss) $ 7,166,777 $ 18,011,503
Net realized gain (loss) (2,052,731) (23,558,576)
Net change in unrealized appreciation (depreciation) 34,679,710 5,089,157
Net increase (decrease) in net assets from operations 39,793,756 (457,916)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (180,498) (1,557,184)
Retirement Class (586,402) (5,228,672)
Retail Class (6,263,852) (53,781,744)
Total distributions (7,030,752) (60,567,600)
FUND SHARE TRANSACTIONS
Subscriptions 9,130,708 27,414,290
Reinvestments of distributions 6,810,848 58,701,042
Redemptions (42,517,513) (90,380,463)
Net increase (decrease) from Fund share transactions (26,575,957) (4,265,131)
Net increase (decrease) in net assets 6,187,047 (65,290,647)
Net assets at the beginning of period 822,833,233 888,123,880
Net assets at the end of period $ 829,020,280 $ 822,833,233

Financial Highlights
See Notes to Financial Statements
14
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
MANAGED ALLOCATION FUND
Institutional Class:
11/30/23
#
$ 10 .88 $ 0 .11 $ 0 .44 $ 0 .55 $ ( 0 .11 ) $ — $ ( 0 .11 ) $ 11 .32
5/31/23 11 .73 0 .26 ( 0 .26 ) — ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
5/31/20 12 .18 0 .28 0 .58 0 .86 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 12 .32
5/31/19 12 .89 0 .29 ( 0 .29 ) 0 .00
d
( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 12 .18
Retirement Class:
11/30/23
#
10 .87 0 .10 0 .43 0 .53 ( 0 .09 ) — ( 0 .09 ) 11 .31
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
5/31/20 12 .16 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .31
5/31/19 12 .87 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .16
Retail Class:
11/30/23
#
10 .93 0 .10 0 .43 0 .53 ( 0 .09 ) — ( 0 .09 ) 11 .37
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
5/31/20 12 .21 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .36
5/31/19 12 .92 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .21
#
Unaudited
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
d
Value rounded to zero.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
15
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
5 .06% $ 17,715 0 .03%
c
0.00%
c
1 .98%
c
4%
0 .39 18,493 0 .03 0.00 2 .40 19
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
7 .09 16,997 0 .03 0.00 2 .21 27
0 .40 18,320 0 .03 0.00 2 .34 20
4 .94 68,238 0 .27
c
0 .25
c
1 .73
c
4
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42
6 .91 70,404 0 .28 0 .25 1 .98 27
0 .14 70,068 0 .28 0 .25 2 .03 20
4 .91 743,067 0 .32
c
0 .25
c
1 .73
c
4
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
6 .87 750,844 0 .32 0 .25 1 .97 27
0 .14 745,328 0 .32 0 .25 2 .00 20

16
Notes to Financial Statements
(Unaudited)
1. General Information
Trust and Fund Information: The Managed Allocation Fund (“Managed Allocation” or the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The Trust is, comprised of the Fund as a diversified fund, among others.
Investment Advisor: Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity
Association of America (“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
Share Classes and Sales Charges: The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes:
Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class. The Fund offers its shares, without a sales load, through its principal underwriter,
Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Current Fiscal Period: The end of the reporting period for the Fund is November 30, 2023, and the period covered by these Notes to
Financial Statements is the six months ended November 30, 2023 (the "current fiscal period").
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

17
3. Investment Valuation and Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Fund’s investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $828,906,883 $— $— $828,906,883
Short-term investments — 671,000 — 671,000
Total $828,906,883 $671,000 $— $829,577,883
1 1 1 1 1
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
18.1
Managed Allocation $ 35,476,747 $ 61,651,305

Notes to Financial Statements
(Unaudited) (continued)
18
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
As of prior fiscal period end, the Fund had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Fund does not pay the Adviser a fee for the management of the
Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Six Months Ended
11/30/23
Year Ended
5/31/23
18.1
Managed Allocation Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 35,789 $ 399,350 81,436 $ 893,165
Retirement Class 55,379 620,556 755,954 8,161,292
Retail Class 726,802 8,110,802 1,669,657 18,359,833
Total subscriptions 817,970 9,130,708 2,507,047 27,414,290
Reinvestments of distributions:
Institutional Class 16,312 180,498 148,870 1,555,683
Retirement Class 53,090 586,402 501,151 5,228,672
Retail Class 543,850 6,043,948 4,947,633 51,916,687
Total reinvestments of distributions 613,252 6,810,848 5,597,654 58,701,042
Redemptions:
Institutional Class (186,962) (2,046,159) (595,348) (6,449,876)
Retirement Class (471,315) (5,240,049) (1,121,770) (12,236,222)
Retail Class (3,164,878) (35,231,305) (6,533,550) (71,694,365)
Total redemptions (3,823,155) (42,517,513) (8,250,668) (90,380,463)
Net increase (decrease) from shareholder transactions (2,391,933) $ (26,575,957) (145,967) $ (4,265,131)
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
18.1
Managed Allocation $777,701,997 $117,916,235 $(66,040,349) $51,875,886
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
18.1
Managed Allocation $2,037,278 $– $17,196,175 $(11,486,549) $– $(46,341) $7,700,563
Fund Short-Term Long-Term Total
18.1
Managed Allocation $6,923,169 $4,563,380 $11,486,549

19
Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2024, unless changed with approval of the Board.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Fund engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated
TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Information regarding transactions with affiliated companies is as follows:
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Fund Purchases Sales Realized Gain (Loss)
Managed Allocation $ – $ 110,705 $ (19,840)
Issue
Value at
5/31/23
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Dividend
Income
Value at
11/30/23
Managed Allocation Fund
Nuveen Funds:
Dividend Growth
$ 46,444,219 $ 1,733,460 $ 3,623,875 $ 126,268 $ 3,299,729 $ 338,246 $ 47,979,801
Dividend Value
47,332,002 1,184,827 4,769,786 8,891 3,557,499 427,047 47,313,433
Growth Opportunities ETF
54,624,613 54,246 6,034,142 (882,208) 8,508,978 – 56,271,487
TIAA-CREF Funds:
Core Plus Bond
329,819,616 21,323,612 17,050,391 (3,557,155) (3,407,597) 7,146,802 327,128,085
Emerging Markets Equity
28,595,709 2,502,979 2,581,978 (593,367) 2,148,808 – 30,072,151
Growth & Income
46,918,306 516,738 4,602,228 657,179 4,219,208 251,071 47,709,203
International Equity
73,956,884 2,691,905 4,916,689 292,814 3,067,635 – 75,092,549
International Opportunities
44,163,298 2,931,967 2,830,839 (590,728) 1,663,927 – 45,337,625
Large-Cap Growth
54,315,706 1,392,118 5,942,799 261,399 6,215,256 – 56,241,680
Large-Cap Value
47,394,445 312,399 4,478,903 1,833,282 2,364,344 – 47,425,567
Quant International Small-Cap Equity
23,484,883 677,539 1,511,580 (140,861) 1,548,572 – 24,058,553
Quant Small/Mid-Cap Equity
13,666,397 70,146 1,772,010 222,568 1,076,401 – 13,263,502
Quant Small-Cap Equity
11,738,669 84,811 1,536,085 308,902 416,950 – 11,013,247
$822,454,747 $35,476,747 $61,651,305 $(2,053,016) $34,679,710 $8,163,166 $828,906,883

Notes to Financial Statements
(Unaudited) (continued)
20
9. Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11,
2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current fiscal  period.
10. Subsequent Events
Compensation: Effective January 1, 2024, the Trust’s existing deferred and long-term compensation plans for the Board are no longer in effect, and the Trust adopted a new deferred compensation plan for the Board. This new deferred compensation plan for independent trustees enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

21
2023 Special Meeting
(Unaudited)
TIAA-CREF Managed Allocation Fund
Trustees
On November 20, 2023, at a special meeting of TIAA-CREF Funds shareholders, the following persons were elected to serve on the
Board of Trustees:
Amy B. R. Lancellotta, Joanne T. Medero, Albin F. Moschner, John K. Nelson, Matthew Thornton III, Terence J. Toth, Margaret L. Wolff
and Robert L. Young were elected to office. Joseph A. Boateng, Michael A. Forrester, Thomas J. Kenny and Loren M. Starr continued in office.
The results above were certified by Computershare Fund Services, Inc., independent tabulator for the TIAA-CREF Funds.
Nominee Shares for Percent Shares against Percent Shares abstain Percent
Joseph A. Boateng 7,867,205,687.722 97.811 63,973,498.504 0.795 112,105,650.721 1.394
Michael A. Forrester 7,873,729,461.057 97.892 59,739,021.744 0.743 109,816,354.146 1.365
Thomas J. Kenny 7,873,577,319.739 97.890 59,628,491.356 0.741 110,079,025.851 1.369
Amy B.R. Lancellotta 7,878,909,011.873 97.956 61,000,657.137 0.758 103,375,167.936 1.285
Joanne T. Medero 7,876,343,187.201 97.924 64,080,214.395 0.797 102,861,435.350 1.279
Albin F. Moschner 7,864,397,335.050 97.776 68,393,667.267 0.850 110,493,834.629 1.374
John K. Nelson 7,886,275,662.665 98.048 44,376,664.298 0.552 112,632,509.983 1.400
Loren M. Starr 7,894,997,953.803 98.156 42,187,698.178 0.525 106,099,184.965 1.319
Matthew Thornton III 7,886,183,390.754 98.047 46,175,035.497 0.574 110,926,410.695 1.379
Terence J. Toth 7,885,870,581.340 98.043 44,721,005.652 0.556 112,693,249.955 1.401
Margaret L. Wolff 7,878,323,371.788 97.949 61,940,121.572 0.770 103,021,343.586 1.281
Robert L. Young 7,887,121,209.624 98.058 43,556,830.170 0.542 112,606,797.152 1.400

Additional Fund Information
(Unaudited)
©2024 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
22
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Portfolios of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT filings. Form N-CSR filings are as of May 31 or November 30; Form
N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at
800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended
June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third
Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers. Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute securities products.
This material is for informational or educational purposes only and does not constitute fiduciary investment advice under ERISA, a securities recommendation under all securities laws, or an insurance product recommendation under state insurance laws or regulations. This material does not take into account any specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s own objectives and circumstances.

23
Additional Information About Index Providers
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2024.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2024 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

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A12486 (1/23)

Item 2.  Code of Conduct.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

13(c) Copy of the financial statements for the TIAA-CREF Real Property Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 1, 2024	TIAA-CREF FUNDS

	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 1, 2024	By:	/s/ Jordan M. Farris
Jordan M. Farris
Chief Administrative Officer
(principal executive officer)

Dated: February 1, 2024	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)